UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and VIP Target Volatility Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.62%
Actual		$ 1,000.00	$ 1,035.20	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Service Class	.74%
Actual		$ 1,000.00	$ 1,034.10	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.88%
Actual		$ 1,000.00	$ 1,033.10	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.71%
Actual		$ 1,000.00	$ 1,034.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds and, as of December 31, 2012, the Commodity Strategy Central Fund.

Top Five Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.9	2.4
Google, Inc. Class A	1.0	0.0
Bank of America Corp.	0.9	0.1
Gilead Sciences, Inc.	0.8	0.6
Green Mountain Coffee Roasters, Inc.	0.7	0.4
	5.3
Top Five Bond Issuers as of June 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	14.8
Fannie Mae	7.2	6.1
Ginnie Mae	2.2	1.8
Freddie Mac	1.8	2.0
California General Obligation	0.5	0.2
	27.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	14.9	13.5
Financials	13.4	12.2
Health Care	9.7	7.3
Energy	7.6	7.0
Information Technology	6.4	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stock Class and Equity Futures 52.8%		Stock Class and Equity Futures*** 52.2%
	Bond Class 44.8%		Bond Class 42.4%
	Short-Term Class 2.4%		Short-Term Class 5.4%
* Foreign investments	19.6%	** Foreign investments	17.7%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 39.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.4%
Delphi Automotive PLC	108,500	$ 5,499,865
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	165,600	969,250
Estacio Participacoes SA	213,900	1,547,201
		2,516,451
Hotels, Restaurants & Leisure - 1.1%
Alsea S.A.B. de CV	423,900	1,008,924
Chipotle Mexican Grill, Inc. (a)	12,200	4,445,070
Fiesta Restaurant Group, Inc. (a)	41,000	1,409,990
Las Vegas Sands Corp.	49,700	2,630,621
Panera Bread Co. Class A (a)	12,000	2,231,280
Penn National Gaming, Inc. (a)	31,900	1,686,234
		13,412,119
Household Durables - 2.1%
D.R. Horton, Inc.	290,000	6,171,200
KB Home	324,700	6,373,861
Mohawk Industries, Inc. (a)	4,600	517,454
PulteGroup, Inc. (a)	453,100	8,595,307
Toll Brothers, Inc. (a)	133,700	4,362,631
		26,020,453
Internet & Catalog Retail - 0.5%
priceline.com, Inc. (a)	7,000	5,789,910
Media - 3.2%
CBS Corp. Class B	131,200	6,411,744
Comcast Corp. Class A	212,000	8,878,560
Naspers Ltd. Class N	13,800	1,019,115
News Corp. Class A	242,200	7,895,720
Sirius XM Radio, Inc. (d)	739,700	2,477,995
The Walt Disney Co.	115,300	7,281,195
Time Warner, Inc.	109,500	6,331,290
		40,295,619
Multiline Retail - 0.5%
Macy's, Inc.	135,000	6,480,000
Specialty Retail - 2.1%
Cabela's, Inc. Class A (a)	48,900	3,166,764
Conn's, Inc. (a)	47,900	2,479,304
Dick's Sporting Goods, Inc.	3,800	190,228
Gap, Inc.	12,100	504,933
GNC Holdings, Inc.	129,200	5,711,932
Home Depot, Inc.	88,300	6,840,601
Lowe's Companies, Inc.	40,200	1,644,180
Pier 1 Imports, Inc.	53,200	1,249,668
TJX Companies, Inc.	93,600	4,685,616
		26,473,226
Textiles, Apparel & Luxury Goods - 1.5%
Arezzo Industria e Comercio SA	41,700	637,830
Coach, Inc.	11,100	633,699

	Shares	Value
Crocs, Inc. (a)	41,600	$ 686,400
Deckers Outdoor Corp. (a)	57,700	2,914,427
Michael Kors Holdings Ltd. (a)	73,163	4,537,569
Prada SpA	197,300	1,790,850
PVH Corp.	25,200	3,151,260
Vera Bradley, Inc. (a)(d)	37,700	816,582
VF Corp.	18,500	3,571,610
		18,740,227
TOTAL CONSUMER DISCRETIONARY		145,227,870
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Fomento Economico Mexicano S.A.B. de CV unit	184,300	1,910,355
Monster Beverage Corp. (a)	108,800	6,611,776
		8,522,131
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	121,500	9,119,790
TOTAL CONSUMER STAPLES		17,641,921
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	96,300	8,275,059
Cabot Oil & Gas Corp.	52,100	3,700,142
Cobalt International Energy, Inc. (a)	77,100	2,048,547
Concho Resources, Inc. (a)	59,800	5,006,456
Continental Resources, Inc. (a)	62,600	5,387,356
EOG Resources, Inc.	31,700	4,174,256
Genel Energy PLC (a)	104,800	1,462,454
Hess Corp.	69,600	4,627,704
HollyFrontier Corp.	40,600	1,736,868
Kosmos Energy Ltd. (a)	103,300	1,049,528
Marathon Petroleum Corp.	46,700	3,318,502
Murphy Oil Corp.	9,700	590,633
Occidental Petroleum Corp.	48,000	4,283,040
PBF Energy, Inc. Class A (d)	52,700	1,364,930
Phillips 66	53,200	3,134,012
Pioneer Natural Resources Co.	56,400	8,163,900
		58,323,387
FINANCIALS - 4.7%
Capital Markets - 2.0%
Apollo Global Management LLC Class A	269,100	6,485,310
BlackRock, Inc. Class A	17,500	4,494,875
Goldman Sachs Group, Inc.	25,600	3,872,000
KKR & Co. LP	133,700	2,628,542
Morgan Stanley	171,900	4,199,517
The Blackstone Group LP	159,700	3,363,282
		25,043,526
Diversified Financial Services - 1.7%
Bank of America Corp.	860,300	11,063,458
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	170,500	$ 8,178,885
JPMorgan Chase & Co.	27,800	1,467,562
		20,709,905
Real Estate Investment Trusts - 0.3%
American Tower Corp.	54,000	3,951,180
Real Estate Management & Development - 0.4%
Altisource Asset Management Corp. (a)	2,600	702,000
Altisource Portfolio Solutions SA	24,900	2,342,592
Altisource Residential Corp. Class B (a)	45,266	755,490
CBRE Group, Inc. (a)	63,300	1,478,688
		5,278,770
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	94,500	3,895,290
TOTAL FINANCIALS		58,878,671
HEALTH CARE - 7.6%
Biotechnology - 4.4%
Achillion Pharmaceuticals, Inc. (a)	52,400	428,632
Alexion Pharmaceuticals, Inc. (a)	48,900	4,510,536
Amgen, Inc.	78,800	7,774,408
ARIAD Pharmaceuticals, Inc. (a)	107,500	1,880,175
Biogen Idec, Inc. (a)	36,000	7,747,200
BioMarin Pharmaceutical, Inc. (a)	43,100	2,404,549
Clovis Oncology, Inc. (a)	20,000	1,339,600
Gilead Sciences, Inc. (a)	199,800	10,231,758
Infinity Pharmaceuticals, Inc. (a)	18,800	305,500
Intercept Pharmaceuticals, Inc.	21,100	946,124
InterMune, Inc. (a)	80,200	771,524
KYTHERA Biopharmaceuticals, Inc.	30,900	835,845
MannKind Corp. (a)(d)	66,500	432,250
Medivation, Inc. (a)	114,200	5,618,640
Onyx Pharmaceuticals, Inc. (a)	31,800	3,816,000
Regeneron Pharmaceuticals, Inc. (a)	19,000	4,272,720
Synageva BioPharma Corp. (a)	49,100	2,062,200
		55,377,661
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	75,300	5,060,160
Haemonetics Corp. (a)	35,100	1,451,385
The Cooper Companies, Inc.	28,500	3,392,925
		9,904,470
Health Care Providers & Services - 1.3%
Catamaran Corp. (a)	45,700	2,224,382
Community Health Systems, Inc.	45,500	2,133,040
Express Scripts Holding Co. (a)	133,000	8,204,770
Tenet Healthcare Corp. (a)	71,300	3,286,930
		15,849,122

	Shares	Value
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	34,500	$ 2,371,185
Pacira Pharmaceuticals, Inc. (a)	11,500	333,500
Santarus, Inc. (a)	56,500	1,189,325
Valeant Pharmaceuticals International, Inc. (Canada) (a)	90,050	7,764,319
ViroPharma, Inc. (a)	64,400	1,845,060
		13,503,389
TOTAL HEALTH CARE		94,634,642
INDUSTRIALS - 2.4%
Airlines - 1.8%
AMR Corp. (a)	539,800	2,175,394
Copa Holdings SA Class A	11,500	1,507,880
Delta Air Lines, Inc.	300,125	5,615,339
U.S. Airways Group, Inc. (a)	451,800	7,418,556
United Continental Holdings, Inc. (a)	188,570	5,900,355
		22,617,524
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	14,600	386,316
Electrical Equipment - 0.4%
Eaton Corp. PLC	68,400	4,501,404
Professional Services - 0.2%
Bureau Veritas SA	79,200	2,050,989
TOTAL INDUSTRIALS		29,556,233
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	680,100	1,237,782
Computers & Peripherals - 2.1%
3D Systems Corp. (a)(d)	32,600	1,431,140
Apple, Inc.	58,700	23,249,895
SanDisk Corp. (a)	20,400	1,246,440
		25,927,475
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	198,700	2,853,332
Cornerstone OnDemand, Inc. (a)	59,600	2,580,084
eBay, Inc. (a)	85,200	4,406,544
Facebook, Inc. Class A (a)	39,821	989,950
Google, Inc. Class A (a)	13,800	12,149,106
Liquidity Services, Inc. (a)(d)	19,300	669,131
		23,648,147
IT Services - 0.7%
FleetCor Technologies, Inc. (a)	42,200	3,430,860
Visa, Inc. Class A	29,200	5,336,300
		8,767,160
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor Holdings I Ltd. (a)	124,100	1,681,555
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.2%
CommVault Systems, Inc. (a)	32,600	$ 2,474,014
TOTAL INFORMATION TECHNOLOGY		63,736,133
MATERIALS - 1.5%
Chemicals - 1.5%
Axiall Corp.	33,600	1,430,688
Eastman Chemical Co.	62,600	4,382,626
LyondellBasell Industries NV Class A	94,800	6,281,448
Mexichem S.A.B. de CV	199,300	830,426
Rockwood Holdings, Inc.	23,800	1,523,914
Sherwin-Williams Co.	11,800	2,083,880
Westlake Chemical Corp.	29,100	2,805,531
		19,338,513
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	35,500	2,631,260
TOTAL COMMON STOCKS (Cost $367,375,032)		489,968,630
Fixed-Income Funds - 46.7%

Fidelity Emerging Markets Debt Central Fund (f)	500,572	5,110,844
Fidelity Floating Rate Central Fund (f)	300,962	31,868,914
Fidelity High Income Central Fund 1 (f)	265,159	26,751,896
Fidelity Inflation-Protected Bond Index Central Fund (a)(f)	321,974	31,402,124
Fidelity VIP Investment Grade Central Fund (f)	4,706,153	488,922,240
TOTAL FIXED-INCOME FUNDS (Cost $573,494,256)		584,056,018
Equity Funds - 13.2%

International Equity Funds - 13.2%
Fidelity Emerging Markets Equity Central Fund (f)	68,399	12,677,088
Fidelity International Equity Central Fund (f)	2,163,493	152,591,150
TOTAL EQUITY FUNDS (Cost $189,022,635)		165,268,238
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (e) (Cost $839,996)	$ 840,000	$ 839,999
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	5,649,708	5,649,708
Fidelity Money Market Central Fund, 0.27% (b)	5,422,308	5,422,308
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	4,126,375	4,126,375
TOTAL MONEY MARKET FUNDS (Cost $15,198,391)		15,198,391
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,145,930,310)		1,255,331,276
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,147,186)
NET ASSETS - 100%		$ 1,250,184,090
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
84 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 6,886,740	$ (149,260)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $394,999.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,236
Fidelity Emerging Markets Debt Central Fund	189,871
Fidelity Emerging Markets Equity Central Fund	471,549
Fidelity Floating Rate Central Fund	916,414
Fidelity High Income Central Fund 1	905,798
Fidelity International Equity Central Fund	2,176,142
Fidelity Money Market Central Fund	8,736
Fidelity Securities Lending Cash Central Fund	101,507
Fidelity VIP Investment Grade Central Fund	5,325,381
Total	$ 10,137,634
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,545,365	$ -	$ 12,015,778	$ -	0.0%
Fidelity Emerging Markets Debt Central Fund	6,467,629	225,243	969,058	5,110,844	5.9%
Fidelity Emerging Markets Equity Central Fund	52,978,373	471,549	36,210,629	12,677,088	6.6%
Fidelity Floating Rate Central Fund	50,838,245	916,100	20,355,446	31,868,914	2.4%
Fidelity High Income Central Fund 1	38,097,411	905,798	11,831,821	26,751,896	6.7%
Fidelity Inflation-Protected Bond Index Central Fund	49,805,151	14,021,656	30,074,321	31,402,124	7.0%
Fidelity International Equity Central Fund	105,633,406	45,986,068	1,572,340	152,591,150	6.5%
Fidelity VIP Investment Grade Central Fund	439,718,435	81,237,918	12,011,096	488,922,240	11.7%
Total	$ 756,084,015	$ 143,764,332	$ 125,040,489	$ 749,324,256
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,227,870	$ 145,227,870	$ -	$ -
Consumer Staples	17,641,921	17,641,921	-	-
Energy	58,323,387	58,323,387	-	-
Financials	58,878,671	58,878,671	-	-
Health Care	94,634,642	90,818,642	3,816,000	-
Industrials	29,556,233	29,556,233	-	-
Information Technology	63,736,133	63,736,133	-	-
Materials	19,338,513	19,338,513	-	-
Telecommunication Services	2,631,260	2,631,260	-	-
U.S. Government and Government Agency Obligations	839,999	-	839,999	-
Fixed-Income Funds	584,056,018	584,056,018	-	-
Money Market Funds	15,198,391	15,198,391	-	-
Equity Funds	165,268,238	165,268,238	-	-
Total Investments in Securities:	$ 1,255,331,276	$ 1,250,675,277	$ 4,655,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (149,260)	$ (149,260)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (149,260)
Total Value of Derivatives	$ -	$ (149,260)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	27.1%
AAA,AA,A	5.8%
BBB	6.9%
BB	2.4%
B	2.2%
CCC,CC,C	0.6%
D	0.0%*
Not Rated	0.6%
Equities	52.3%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.4%
United Kingdom	3.3%
Japan	2.4%
France	1.3%
Australia	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,018,673) - See accompanying schedule: Unaffiliated issuers (cost $368,215,028)	$ 490,808,629
Fidelity Central Funds (cost $777,715,282)	764,522,647
Total Investments (cost $1,145,930,310)		$ 1,255,331,276
Receivable for investments sold		12,155,475
Receivable for fund shares sold		748,085
Dividends receivable		142,378
Distributions receivable from Fidelity Central Funds		83,344
Other receivables		74,127
Total assets		1,268,534,685

Liabilities
Payable to custodian bank	$ 222,629
Payable for investments purchased	12,878,911
Payable for foreign currency contracts	253
Payable for fund shares redeemed	338,346
Accrued management fee	531,729
Distribution and service plan fees payable	6,902
Payable for daily variation margin for derivative instruments	12,600
Other affiliated payables	147,641
Other payables and accrued expenses	85,209
Collateral on securities loaned, at value	4,126,375
Total liabilities		18,350,595

Net Assets		$ 1,250,184,090
Net Assets consist of:
Paid in capital		$ 1,098,574,902
Undistributed net investment income		8,604,223
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,754,528
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,250,437
Net Assets		$ 1,250,184,090

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,091,120,689 ÷ 69,498,343 shares)	$ 15.70

Service Class: Net Asset Value, offering price and redemption price per share ($8,016,467 ÷ 514,201 shares)	$ 15.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($29,466,657 ÷ 1,911,802 shares)	$ 15.41

Investor Class: Net Asset Value, offering price and redemption price per share ($121,580,277 ÷ 7,778,290 shares)	$ 15.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,674,491
Interest		484
Income from Fidelity Central Funds		10,137,634
Total income		12,812,609

Expenses
Management fee	$ 3,244,153
Transfer agent fees	504,346
Distribution and service plan fees	41,668
Accounting and security lending fees	262,236
Custodian fees and expenses	15,720
Independent trustees' compensation	2,536
Appreciation in deferred trustee compensation account	129
Audit	27,986
Legal	2,605
Miscellaneous	6,209
Total expenses before reductions	4,107,588
Expense reductions	(42,928)	4,064,660
Net investment income (loss)		8,747,949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,646,309
Fidelity Central Funds	9,834,453
Foreign currency transactions	(13,218)
Futures contracts	1,660,602
Capital gain distributions from Fidelity Central Funds	4,778,042
Total net realized gain (loss)		41,906,188
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,815,179)
Assets and liabilities in foreign currencies	(667)
Futures contracts	(409,994)
Total change in net unrealized appreciation (depreciation)		(6,225,840)
Net gain (loss)		35,680,348
Net increase (decrease) in net assets resulting from operations		$ 44,428,297

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,747,949	$ 19,922,007
Net realized gain (loss)	41,906,188	38,436,996
Change in net unrealized appreciation (depreciation)	(6,225,840)	92,574,785
Net increase (decrease) in net assets resulting from operations	44,428,297	150,933,788
Distributions to shareholders from net investment income	(330,141)	(19,181,825)
Distributions to shareholders from net realized gain	-	(9,275,331)
Total distributions	(330,141)	(28,457,156)
Share transactions - net increase (decrease)	(58,314,836)	(110,410,297)
Total increase (decrease) in net assets	(14,216,680)	12,066,335

Net Assets
Beginning of period	1,264,400,770	1,252,334,435
End of period (including undistributed net investment income of $8,604,223 and undistributed net investment income of $186,415, respectively)	$ 1,250,184,090	$ 1,264,400,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.17	$ 13.80	$ 14.54	$ 13.00	$ 10.31	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.11	.23	.28	.23	.26	.36
Net realized and unrealized gain (loss)	.42	1.49	(.66)	1.62	2.73	(4.75)
Total from investment operations	.53	1.72	(.38)	1.85	2.99	(4.39)
Distributions from net investment income	- I	(.24)	(.29)	(.24)	(.28)	(.37)
Distributions from net realized gain	-	(.11)	(.07)	(.07)	(.02)	(1.51)
Total distributions	- I	(.35)	(.36)	(.31)	(.30)	(1.88)
Net asset value, end of period	$ 15.70	$ 15.17	$ 13.80	$ 14.54	$ 13.00	$ 10.31
Total Return B,C,D	3.52%	12.48%	(2.56)%	14.26%	29.11%	(28.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.62% A	.63%	.63%	.63%	.67%	.63%
Expenses net of fee waivers, if any	.62% A	.63%	.63%	.63%	.67%	.63%
Expenses net of all reductions	.62% A	.62%	.62%	.62%	.66%	.63%
Net investment income (loss)	1.37% A	1.57%	1.91%	1.72%	2.31%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,091,121	$ 1,114,021	$ 1,108,494	$ 1,279,306	$ 1,249,955	$ 1,093,133
Portfolio turnover rate G	55% A	47%	56%	54%	95%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 13.71	$ 14.45	$ 12.92	$ 10.25	$ 16.48
Income from Investment Operations
Net investment income (loss) E	.10	.21	.26	.22	.25	.34
Net realized and unrealized gain (loss)	.41	1.49	(.65)	1.60	2.71	(4.71)
Total from investment operations	.51	1.70	(.39)	1.82	2.96	(4.37)
Distributions from net investment income	- I	(.22)	(.28)	(.22)	(.27)	(.35)
Distributions from net realized gain	-	(.11)	(.07)	(.07)	(.02)	(1.51)
Total distributions	- I	(.33)	(.35)	(.29)	(.29)	(1.86)
Net asset value, end of period	$ 15.59	$ 15.08	$ 13.71	$ 14.45	$ 12.92	$ 10.25
Total Return B,C,D	3.41%	12.43%	(2.69)%	14.14%	28.94%	(28.82)%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.74%	.75%	.75%	.79%	.75%
Expenses net of fee waivers, if any	.74% A	.74%	.74%	.74%	.79%	.75%
Expenses net of all reductions	.73% A	.73%	.74%	.73%	.78%	.75%
Net investment income (loss)	1.26% A	1.45%	1.79%	1.60%	2.18%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,016	$ 8,429	$ 8,042	$ 8,613	$ 8,230	$ 7,413
Portfolio turnover rate G	55% A	47%	56%	54%	95%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 13.57	$ 14.30	$ 12.79	$ 10.15	$ 16.34
Income from Investment Operations
Net investment income (loss) E	.09	.19	.24	.19	.23	.32
Net realized and unrealized gain (loss)	.40	1.47	(.65)	1.59	2.68	(4.67)
Total from investment operations	.49	1.66	(.41)	1.78	2.91	(4.35)
Distributions from net investment income	- I	(.19)	(.25)	(.20)	(.25)	(.33)
Distributions from net realized gain	-	(.11)	(.07)	(.07)	(.02)	(1.51)
Total distributions	- I	(.31) J	(.32)	(.27)	(.27)	(1.84)
Net asset value, end of period	$ 15.41	$ 14.92	$ 13.57	$ 14.30	$ 12.79	$ 10.15
Total Return B,C,D	3.31%	12.24%	(2.82)%	13.96%	28.76%	(28.95)%
Ratios to Average Net Assets F,H
Expenses before reductions	.88% A	.89%	.90%	.90%	.93%	.90%
Expenses net of fee waivers, if any	.88% A	.89%	.89%	.89%	.93%	.90%
Expenses net of all reductions	.88% A	.88%	.89%	.88%	.92%	.89%
Net investment income (loss)	1.11% A	1.30%	1.64%	1.46%	2.04%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,467	$ 29,966	$ 32,508	$ 39,148	$ 39,475	$ 37,360
Portfolio turnover rate G	55% A	47%	56%	54%	95%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.31 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.113 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 13.74	$ 14.49	$ 12.96	$ 10.28	$ 16.53
Income from Investment Operations
Net investment income (loss) E	.10	.22	.27	.22	.25	.34
Net realized and unrealized gain (loss)	.42	1.49	(.67)	1.61	2.73	(4.72)
Total from investment operations	.52	1.71	(.40)	1.83	2.98	(4.38)
Distributions from net investment income	- I	(.22)	(.28)	(.23)	(.28)	(.36)
Distributions from net realized gain	-	(.11)	(.07)	(.07)	(.02)	(1.51)
Total distributions	- I	(.34) J	(.35)	(.30)	(.30)	(1.87)
Net asset value, end of period	$ 15.63	$ 15.11	$ 13.74	$ 14.49	$ 12.96	$ 10.28
Total Return B,C,D	3.47%	12.44%	(2.72)%	14.16%	29.01%	(28.79)%
Ratios to Average Net Assets F,H
Expenses before reductions	.71% A	.71%	.71%	.72%	.77%	.73%
Expenses net of fee waivers, if any	.71% A	.71%	.71%	.71%	.77%	.73%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.76%	.72%
Net investment income (loss)	1.29% A	1.48%	1.82%	1.63%	2.21%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,580	$ 111,985	$ 103,290	$ 98,171	$ 67,641	$ 51,264
Portfolio turnover rate G	55% A	47%	56%	54%	95%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.34 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.113 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.11%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	.00%**
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	.00%**
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than 0.01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .11%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gains distributions from Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), in-kind transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 159,912,205
Gross unrealized depreciation	(38,708,846)
Net unrealized appreciation (depreciation) on securities and other investments	$ 121,203,359

Tax cost	$ 1,134,127,917

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (32,388,993)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,660,602 and a change in net unrealized appreciation (depreciation) of ($409,994) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $335,540,493 and $354,737,735, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .50% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 4,120
Service Class 2	37,548
$ 41,668

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 396,682
Service Class	3,437
Service Class 2	12,201
Investor Class	92,026
$ 504,346

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,774 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,666 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Semiannual Report

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $259,920. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $101,507, including $28,381 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund, and certain Central Funds, provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $42,928 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 290,159	$ 17,052,128
Service Class	2,075	114,427
Service Class 2	7,786	392,929
Investor Class	30,121	1,622,341
Total	$ 330,141	$ 19,181,825
From net realized gain
Initial Class	$ -	$ 8,164,790
Service Class	-	59,587
Service Class 2	-	228,871
Investor Class	-	822,083
Total	$ -	$ 9,275,331

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	995,304	2,183,168	$ 15,709,827	$ 32,447,664
Reinvestment of distributions	18,541	1,678,889	290,159	25,216,918
Shares redeemed	(4,931,455)	(10,780,089)	(77,889,163)	(160,348,899)
Net increase (decrease)	(3,917,610)	(6,918,032)	$ (61,889,177)	$ (102,684,317)
Service Class
Shares sold	16,071	105,187	$ 251,625	$ 1,549,922
Reinvestment of distributions	133	11,663	2,075	174,014
Shares redeemed	(61,065)	(144,367)	(949,409)	(2,118,322)
Net increase (decrease)	(44,861)	(27,517)	$ (695,709)	$ (394,386)
Service Class 2
Shares sold	117,367	275,190	$ 1,830,203	$ 4,055,076
Reinvestment of distributions	506	42,127	7,786	621,800
Shares redeemed	(214,995)	(704,421)	(3,326,951)	(10,322,539)
Net increase (decrease)	(97,122)	(387,104)	$ (1,488,962)	$ (5,645,663)
Investor Class
Shares sold	642,521	927,759	$ 10,067,528	$ 13,650,637
Reinvestment of distributions	1,932	163,397	30,121	2,444,424
Shares redeemed	(275,740)	(1,196,468)	(4,338,637)	(17,780,992)
Net increase (decrease)	368,713	(105,312)	$ 5,759,012	$ (1,685,931)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0813
1.705701.115

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.72%
Actual		$ 1,000.00	$ 1,055.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class	.82%
Actual		$ 1,000.00	$ 1,054.90	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Service Class 2	1.03%
Actual		$ 1,000.00	$ 1,053.80	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Investor Class	.81%
Actual		$ 1,000.00	$ 1,054.70	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds and, as of December 31, 2012, the Commodity Strategy Central Fund.

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	3.3
Google, Inc. Class A	1.3	0.0
Bank of America Corp.	1.2	0.1
Gilead Sciences, Inc.	1.1	0.9
Green Mountain Coffee Roasters, Inc.	1.0	0.6
Comcast Corp. Class A	1.0	0.7
Anadarko Petroleum Corp.	0.9	0.5
PulteGroup, Inc.	0.9	1.1
Citigroup, Inc.	0.9	1.0
Pioneer Natural Resources Co.	0.9	1.0
	11.7
Market Sectors as of June 30, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.1	15.7
Health Care	12.1	9.0
Financials	11.2	9.2
Information Technology	8.0	11.3
Energy	7.8	7.4
Industrials	5.4	5.9
Consumer Staples	4.2	4.1
Materials	3.7	4.3
Telecommunication Services	1.3	1.7
Utilities	0.8	0.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stock Class and Equity Futures 72.9%		Stock Class and Equity Futures*** 72.1%
	Bond Class 25.1%		Bond Class 24.2%
	Short-Term Class 2.0%		Short-Term Class 3.7%
* Foreign investments	26.2%	** Foreign investments	24.4%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.6%
Delphi Automotive PLC	19,800	$ 1,003,662
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	29,400	172,077
Estacio Participacoes SA	37,800	273,418
		445,495
Hotels, Restaurants & Leisure - 1.5%
Alsea S.A.B. de CV	78,200	186,124
Chipotle Mexican Grill, Inc. (a)	2,200	801,570
Fiesta Restaurant Group, Inc. (a)	7,300	251,047
Las Vegas Sands Corp.	9,100	481,663
Panera Bread Co. Class A (a)	2,200	409,068
Penn National Gaming, Inc. (a)	5,800	306,588
		2,436,060
Household Durables - 2.8%
D.R. Horton, Inc.	53,000	1,127,840
KB Home	58,600	1,150,318
Mohawk Industries, Inc. (a)	800	89,992
PulteGroup, Inc. (a)	82,800	1,570,716
Toll Brothers, Inc. (a)	24,400	796,172
		4,735,038
Internet & Catalog Retail - 0.7%
priceline.com, Inc. (a)	1,300	1,075,269
Media - 4.4%
CBS Corp. Class B	24,100	1,177,767
Comcast Corp. Class A	38,700	1,620,756
Naspers Ltd. Class N	2,500	184,622
News Corp. Class A	43,500	1,418,100
Sirius XM Radio, Inc. (d)	134,200	449,570
The Walt Disney Co.	21,100	1,332,465
Time Warner, Inc.	20,000	1,156,400
		7,339,680
Multiline Retail - 0.7%
Macy's, Inc.	24,700	1,185,600
Specialty Retail - 2.9%
Cabela's, Inc. Class A (a)	8,900	576,364
Conn's, Inc. (a)	8,800	455,488
Dick's Sporting Goods, Inc.	600	30,036
Gap, Inc.	2,200	91,806
GNC Holdings, Inc.	23,500	1,038,935
Home Depot, Inc.	16,200	1,255,014
Lowe's Companies, Inc.	7,400	302,660
Pier 1 Imports, Inc.	9,900	232,551
TJX Companies, Inc.	17,300	866,038
		4,848,892
Textiles, Apparel & Luxury Goods - 2.0%
Arezzo Industria e Comercio SA	7,200	110,129
Coach, Inc.	1,900	108,471

	Shares	Value
Crocs, Inc. (a)	7,700	$ 127,050
Deckers Outdoor Corp. (a)	10,600	535,406
Michael Kors Holdings Ltd. (a)	13,359	828,525
Prada SpA	35,900	325,857
PVH Corp.	4,600	575,230
Vera Bradley, Inc. (a)(d)	6,600	142,956
VF Corp.	3,400	656,404
		3,410,028
TOTAL CONSUMER DISCRETIONARY		26,479,724
CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Fomento Economico Mexicano S.A.B. de CV unit	33,800	350,353
Monster Beverage Corp. (a)	19,900	1,209,323
		1,559,676
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	22,200	1,666,332
TOTAL CONSUMER STAPLES		3,226,008
ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	17,600	1,512,368
Cabot Oil & Gas Corp.	9,400	667,588
Cobalt International Energy, Inc. (a)	14,100	374,637
Concho Resources, Inc. (a)	11,000	920,920
Continental Resources, Inc. (a)	11,500	989,690
EOG Resources, Inc.	5,800	763,744
Genel Energy PLC (a)	18,400	256,767
Hess Corp.	12,800	851,072
HollyFrontier Corp.	7,500	320,850
Kosmos Energy Ltd. (a)	17,900	181,864
Marathon Petroleum Corp.	8,600	611,116
Murphy Oil Corp.	1,400	85,246
Occidental Petroleum Corp.	8,800	785,224
PBF Energy, Inc. Class A (d)	9,600	248,640
Phillips 66	9,800	577,318
Pioneer Natural Resources Co.	10,300	1,490,925
		10,637,969
FINANCIALS - 6.4%
Capital Markets - 2.7%
Apollo Global Management LLC Class A	49,200	1,185,720
BlackRock, Inc. Class A	3,200	821,920
Goldman Sachs Group, Inc.	4,600	695,750
KKR & Co. LP	24,300	477,738
Morgan Stanley	31,700	774,431
The Blackstone Group LP	29,100	612,846
		4,568,405
Diversified Financial Services - 2.3%
Bank of America Corp.	155,400	1,998,444
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	31,100	$ 1,491,867
JPMorgan Chase & Co.	5,100	269,229
		3,759,540
Real Estate Investment Trusts - 0.4%
American Tower Corp.	9,800	717,066
Real Estate Management & Development - 0.6%
Altisource Asset Management Corp. (a)	450	121,500
Altisource Portfolio Solutions SA	4,500	423,360
Altisource Residential Corp. Class B (a)	6,300	105,147
CBRE Group, Inc. (a)	11,600	270,976
		920,983
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	17,400	717,228
TOTAL FINANCIALS		10,683,222
HEALTH CARE - 10.2%
Biotechnology - 6.0%
Achillion Pharmaceuticals, Inc. (a)	9,200	75,256
Alexion Pharmaceuticals, Inc. (a)	8,900	820,936
Amgen, Inc.	14,400	1,420,704
ARIAD Pharmaceuticals, Inc. (a)	20,100	351,549
Biogen Idec, Inc. (a)	6,600	1,420,320
BioMarin Pharmaceutical, Inc. (a)	7,800	435,162
Clovis Oncology, Inc. (a)	3,600	241,128
Gilead Sciences, Inc. (a)	36,500	1,869,165
Infinity Pharmaceuticals, Inc. (a)	3,100	50,375
Intercept Pharmaceuticals, Inc.	3,800	170,392
InterMune, Inc. (a)	14,400	138,528
KYTHERA Biopharmaceuticals, Inc.	5,600	151,480
MannKind Corp. (a)(d)	11,800	76,700
Medivation, Inc. (a)	20,500	1,008,600
Onyx Pharmaceuticals, Inc. (a)	5,500	660,000
Regeneron Pharmaceuticals, Inc. (a)	3,500	787,080
Synageva BioPharma Corp. (a)	8,900	373,800
		10,051,175
Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	13,500	907,200
Haemonetics Corp. (a)	6,600	272,910
The Cooper Companies, Inc.	5,200	619,060
		1,799,170
Health Care Providers & Services - 1.7%
Catamaran Corp. (a)	8,500	413,725
Community Health Systems, Inc.	8,200	384,416
Express Scripts Holding Co. (a)	23,900	1,474,391
Tenet Healthcare Corp. (a)	13,000	599,300
		2,871,832

	Shares	Value
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	6,300	$ 432,999
Pacira Pharmaceuticals, Inc. (a)	2,000	58,000
Santarus, Inc. (a)	10,000	210,500
Valeant Pharmaceuticals International, Inc. (Canada) (a)	15,806	1,362,830
ViroPharma, Inc. (a)	11,100	318,015
		2,382,344
TOTAL HEALTH CARE		17,104,521
INDUSTRIALS - 3.2%
Airlines - 2.5%
AMR Corp. (a)	99,900	402,597
Copa Holdings SA Class A	2,100	275,352
Delta Air Lines, Inc.	54,600	1,021,566
U.S. Airways Group, Inc. (a)	80,400	1,320,168
United Continental Holdings, Inc. (a)	34,485	1,079,036
		4,098,719
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,500	66,150
Electrical Equipment - 0.5%
Eaton Corp. PLC	12,500	822,625
Professional Services - 0.2%
Bureau Veritas SA	14,400	372,907
TOTAL INDUSTRIALS		5,360,401
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	118,600	215,852
Computers & Peripherals - 2.8%
3D Systems Corp. (a)(d)	6,050	265,595
Apple, Inc.	10,700	4,238,054
SanDisk Corp. (a)	3,700	226,070
		4,729,719
Internet Software & Services - 2.6%
Bankrate, Inc. (a)	36,700	527,012
Cornerstone OnDemand, Inc. (a)	10,800	467,532
eBay, Inc. (a)	15,500	801,660
Facebook, Inc. Class A (a)	7,580	188,439
Google, Inc. Class A (a)	2,500	2,200,925
Liquidity Services, Inc. (a)(d)	3,500	121,345
		4,306,913
IT Services - 1.0%
FleetCor Technologies, Inc. (a)	7,700	626,010
Visa, Inc. Class A	5,300	968,575
		1,594,585
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor Holdings I Ltd. (a)	23,100	313,005
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.3%
CommVault Systems, Inc. (a)	5,900	$ 447,751
TOTAL INFORMATION TECHNOLOGY		11,607,825
MATERIALS - 2.1%
Chemicals - 2.1%
Axiall Corp.	6,300	268,254
Eastman Chemical Co.	11,400	798,114
LyondellBasell Industries NV Class A	17,300	1,146,298
Mexichem S.A.B. de CV	36,900	153,752
Rockwood Holdings, Inc.	4,300	275,329
Sherwin-Williams Co.	2,100	370,860
Westlake Chemical Corp.	5,300	510,973
		3,523,580
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	6,500	481,780
TOTAL COMMON STOCKS (Cost $66,907,063)		89,105,030
Fixed-Income Funds - 26.1%

Fidelity Emerging Markets Debt Central Fund (f)	48,047	490,555
Fidelity Floating Rate Central Fund (f)	15,684	1,660,732
Fidelity High Income Central Fund 1 (f)	33,845	3,414,613
Fidelity Inflation-Protected Bond Index Central Fund (a)(f)	34,428	3,357,763
Fidelity VIP Investment Grade Central Fund (f)	333,630	34,660,834
TOTAL FIXED-INCOME FUNDS (Cost $42,617,477)		43,584,497
Equity Funds - 19.5%

International Equity Funds - 19.5%
Fidelity Emerging Markets Equity Central Fund (f)	18,284	3,388,823
Fidelity International Equity Central Fund (f)	412,640	29,103,506
TOTAL EQUITY FUNDS (Cost $39,094,082)		32,492,329
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 (e) (Cost $100,000)	$ 100,000	$ 100,000
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,694,374	1,694,374
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,208,400	1,208,400
TOTAL MONEY MARKET FUNDS (Cost $2,902,774)		2,902,774
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $151,621,396)		168,184,630
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,216,423)
NET ASSETS - 100%		$ 166,968,207
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 573,895	$ (12,438)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $100,000.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,235
Fidelity Emerging Markets Debt Central Fund	23,747
Fidelity Emerging Markets Equity Central Fund	95,682
Fidelity Floating Rate Central Fund	55,229
Fidelity High Income Central Fund 1	110,796
Fidelity International Equity Central Fund	433,482
Fidelity Securities Lending Cash Central Fund	17,672
Fidelity VIP Investment Grade Central Fund	371,711
Total	$ 1,112,554
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,583,138	$ -	$ 1,515,013	$ -	0.0%
Fidelity Emerging Markets Debt Central Fund	808,859	28,170	269,824	490,555	0.6%
Fidelity Emerging Markets Equity Central Fund	9,027,490	248,522	4,963,568	3,388,823	1.8%
Fidelity Floating Rate Central Fund	4,048,579	55,198	2,481,105	1,660,732	0.1%
Fidelity High Income Central Fund 1	4,042,127	110,796	680,823	3,414,613	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	4,799,420	1,893,692	3,084,414	3,357,763	0.7%
Fidelity International Equity Central Fund	21,589,033	7,423,623	424,720	29,103,506	1.2%
Fidelity VIP Investment Grade Central Fund	28,673,911	7,455,220	-	34,660,834	0.8%
Total	$ 74,572,557	$ 17,215,221	$ 13,419,467	$ 76,076,826
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,479,724	$ 26,479,724	$ -	$ -
Consumer Staples	3,226,008	3,226,008	-	-
Energy	10,637,969	10,637,969	-	-
Financials	10,683,222	10,683,222	-	-
Health Care	17,104,521	16,444,521	660,000	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 5,360,401	$ 5,360,401	$ -	$ -
Information Technology	11,607,825	11,607,825	-	-
Materials	3,523,580	3,523,580	-	-
Telecommunication Services	481,780	481,780	-	-
U.S. Government and Government Agency Obligations	100,000	-	100,000	-
Fixed-Income Funds	43,584,497	43,584,497	-	-
Money Market Funds	2,902,774	2,902,774	-	-
Equity Funds	32,492,329	32,492,329	-	-
Total Investments in Securities:	$ 168,184,630	$ 167,424,630	$ 760,000	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (12,438)	$ (12,438)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 332,332
Level 2 to Level 1	$ 1,624,229
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (12,438)
Total Value of Derivatives	$ -	$ (12,438)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	2.8%
BBB	3.9%
BB	1.5%
B	1.5%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.4%
Equities	72.6%
Short-Term Investments and Net Other Assets	1.8%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.8%
United Kingdom	4.1%
Japan	3.5%
France	1.9%
Germany	1.4%
Canada	1.3%
Australia	1.3%
Netherlands	1.2%
Switzerland	1.1%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,177,596) - See accompanying schedule: Unaffiliated issuers (cost $67,007,063)	$ 89,205,030
Fidelity Central Funds (cost $84,614,333)	78,979,600
Total Investments (cost $151,621,396)		$ 168,184,630
Cash		35,157
Receivable for investments sold		2,389,566
Receivable for fund shares sold		18,706
Dividends receivable		25,728
Distributions receivable from Fidelity Central Funds		7,736
Other receivables		9,993
Total assets		170,671,516

Liabilities
Payable for investments purchased	$ 2,345,455
Payable for fund shares redeemed	22,197
Accrued management fee	78,198
Distribution and service plan fees payable	996
Payable for daily variation margin for derivative instruments	1,050
Other affiliated payables	22,608
Other payables and accrued expenses	24,405
Collateral on securities loaned, at value	1,208,400
Total liabilities		3,703,309

Net Assets		$ 166,968,207
Net Assets consist of:
Paid in capital		$ 167,985,760
Undistributed net investment income		964,398
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,532,524)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,550,573
Net Assets		$ 166,968,207

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($116,317,695 ÷ 7,283,972 shares)	$ 15.97

Service Class: Net Asset Value, offering price and redemption price per share ($3,431,625 ÷ 216,348 shares)	$ 15.86

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,362,220 ÷ 213,178 shares)	$ 15.77

Investor Class: Net Asset Value, offering price and redemption price per share ($43,856,667 ÷ 2,758,236 shares)	$ 15.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 478,487
Interest		40
Income from Fidelity Central Funds		1,112,554
Total income		1,591,081

Expenses
Management fee	$ 468,307
Transfer agent fees	80,865
Distribution and service plan fees	6,319
Accounting and security lending fees	41,592
Custodian fees and expenses	9,500
Independent trustees' compensation	328
Audit	26,886
Legal	316
Miscellaneous	573
Total expenses before reductions	634,686
Expense reductions	(8,010)	626,676
Net investment income (loss)		964,405
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,957,902
Fidelity Central Funds	1,184,083
Foreign currency transactions	(2,569)
Futures contracts	195,039
Capital gain distributions from Fidelity Central Funds	333,481
Total net realized gain (loss)		5,667,936
Change in net unrealized appreciation (depreciation) on: Investment securities	2,232,109
Assets and liabilities in foreign currencies	(132)
Futures contracts	(13,752)
Total change in net unrealized appreciation (depreciation)		2,218,225
Net gain (loss)		7,886,161
Net increase (decrease) in net assets resulting from operations		$ 8,850,566

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 964,405	$ 2,047,482
Net realized gain (loss)	5,667,936	5,765,525
Change in net unrealized appreciation (depreciation)	2,218,225	15,662,987
Net increase (decrease) in net assets resulting from operations	8,850,566	23,475,994
Distributions to shareholders from net investment income	-	(2,210,245)
Distributions to shareholders from net realized gain	(53,235)	(580,372)
Total distributions	(53,235)	(2,790,617)
Share transactions - net increase (decrease)	(2,816,922)	(18,745,600)
Total increase (decrease) in net assets	5,980,409	1,939,777

Net Assets
Beginning of period	160,987,798	159,048,021
End of period (including undistributed net investment income of $964,398 and distributions in excess of net investment income of $7, respectively)	$ 166,968,207	$ 160,987,798

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 13.35	$ 14.52	$ 12.66	$ 9.68	$ 15.51
Income from Investment Operations
Net investment income (loss) E	.09	.19	.22	.16	.17	.26
Net realized and unrealized gain (loss)	.75	1.87	(1.12)	1.91	3.01	(5.82)
Total from investment operations	.84	2.06	(.90)	2.07	3.18	(5.56)
Distributions from net investment income	-	(.21)	(.24)	(.16)	(.18)	(.26)
Distributions from net realized gain	(.01)	(.06)	(.03)	(.05)	(.02)	(.01)
Total distributions	(.01)	(.27)	(.27)	(.21)	(.20)	(.27)
Net asset value, end of period	$ 15.97	$ 15.14	$ 13.35	$ 14.52	$ 12.66	$ 9.68
Total Return B, C, D	5.52%	15.45%	(6.17)%	16.34%	32.91%	(35.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.72%	.73%	.74%	.78%	.74%
Expenses net of fee waivers, if any	.72% A	.72%	.72%	.73%	.78%	.74%
Expenses net of all reductions	.71% A	.71%	.71%	.72%	.77%	.73%
Net investment income (loss)	1.17% A	1.29%	1.49%	1.20%	1.57%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,318	$ 116,252	$ 113,899	$ 138,051	$ 136,479	$ 118,672
Portfolio turnover rate G	62% A	59%	71%	68%	126%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 13.26	$ 14.42	$ 12.58	$ 9.62	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.08	.17	.20	.14	.16	.24
Net realized and unrealized gain (loss)	.75	1.86	(1.11)	1.89	2.99	(5.77)
Total from investment operations	.83	2.03	(.91)	2.03	3.15	(5.53)
Distributions from net investment income	-	(.20)	(.22)	(.15)	(.17)	(.25)
Distributions from net realized gain	(.01)	(.06)	(.03)	(.05)	(.02)	(.01)
Total distributions	(.01)	(.25) I	(.25)	(.19) J	(.19)	(.26)
Net asset value, end of period	$ 15.86	$ 15.04	$ 13.26	$ 14.42	$ 12.58	$ 9.62
Total Return B, C, D	5.49%	15.34%	(6.26)%	16.18%	32.79%	(35.88)%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.83%	.84%	.88%	.84%
Expenses net of fee waivers, if any	.82% A	.82%	.82%	.84%	.88%	.84%
Expenses net of all reductions	.81% A	.81%	.81%	.82%	.87%	.83%
Net investment income (loss)	1.07% A	1.19%	1.39%	1.09%	1.47%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,432	$ 3,541	$ 5,654	$ 3,999	$ 3,838	$ 2,911
Portfolio turnover rate G	62% A	59%	71%	68%	126%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.055 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 13.21	$ 14.36	$ 12.51	$ 9.57	$ 15.34
Income from Investment Operations
Net investment income (loss) E	.07	.14	.17	.12	.14	.22
Net realized and unrealized gain (loss)	.74	1.84	(1.09)	1.88	2.97	(5.75)
Total from investment operations	.81	1.98	(.92)	2.00	3.11	(5.53)
Distributions from net investment income	-	(.17)	(.20)	(.11)	(.15)	(.23)
Distributions from net realized gain	(.01)	(.06)	(.03)	(.05)	(.02)	(.01)
Total distributions	(.01)	(.22) I	(.23)	(.15) J	(.17)	(.24)
Net asset value, end of period	$ 15.77	$ 14.97	$ 13.21	$ 14.36	$ 12.51	$ 9.57
Total Return B, C, D	5.38%	15.03%	(6.39)%	16.02%	32.55%	(36.05)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.04%	1.01%	1.02%	1.06%	1.01%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.01%	1.02%	1.06%	1.01%
Expenses net of all reductions	1.02% A	1.03%	1.00%	1.00%	1.05%	1.01%
Net investment income (loss)	.86% A	.97%	1.20%	.91%	1.29%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,362	$ 3,621	$ 3,260	$ 6,046	$ 8,139	$ 6,545
Portfolio turnover rate G	62% A	59%	71%	68%	126%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.055 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 13.30	$ 14.46	$ 12.61	$ 9.65	$ 15.46
Income from Investment Operations
Net investment income (loss) E	.09	.18	.20	.15	.16	.24
Net realized and unrealized gain (loss)	.74	1.86	(1.10)	1.90	2.99	(5.78)
Total from investment operations	.83	2.04	(.90)	2.05	3.15	(5.54)
Distributions from net investment income	-	(.20)	(.23)	(.15)	(.17)	(.26)
Distributions from net realized gain	(.01)	(.06)	(.03)	(.05)	(.02)	(.01)
Total distributions	(.01)	(.26)	(.26)	(.20)	(.19)	(.27)
Net asset value, end of period	$ 15.90	$ 15.08	$ 13.30	$ 14.46	$ 12.61	$ 9.65
Total Return B, C, D	5.47%	15.34%	(6.20)%	16.25%	32.68%	(35.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.81%	.83%	.89%	.83%
Expenses net of fee waivers, if any	.81% A	.81%	.81%	.82%	.89%	.83%
Expenses net of all reductions	.80% A	.79%	.80%	.81%	.87%	.83%
Net investment income (loss)	1.09% A	1.21%	1.41%	1.11%	1.47%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,857	$ 37,574	$ 36,235	$ 33,627	$ 26,307	$ 20,137
Portfolio turnover rate G	62% A	59%	71%	68%	126%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.11%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	.00%**
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	.00%**
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies. - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .11%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,812,750
Gross unrealized depreciation	(8,887,807)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,924,943

Tax cost	$ 151,259,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (10,948,943)
2017	(21,359,159)
Total capital loss carryforward	$ (32,308,102)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $195,039 and a change in net unrealized appreciation (depreciation) of $(13,752) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $51,252,430 and $50,083,142, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees- continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,830
Service Class 2	4,489
$ 6,319

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 44,218
Service Class	1,383
Service Class 2	2,355
Investor Class	32,909
$ 80,865

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,478 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $214 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $86,640. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,672, including $635 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,010 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 1,629,244
Service Class	-	45,299
Service Class 2	-	40,910
Investor Class	-	494,792
Total	$ -	$ 2,210,245
From net realized gain
Initial Class	$ 38,063	$ 418,731
Service Class	1,193	12,776
Service Class 2	1,207	13,474
Investor Class	12,772	135,391
Total	$ 53,235	$ 580,372

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	115,078	209,683	$ 1,823,724	$ 3,101,220
Reinvestment of distributions	2,406	137,264	38,063	2,047,975
Shares redeemed	(512,588)	(1,201,677)	(8,196,224)	(17,554,476)
Net increase (decrease)	(395,104)	(854,730)	$ (6,334,437)	$ (12,405,281)
Service Class
Shares sold	6,515	67,757	$ 100,928	$ 988,975
Reinvestment of distributions	76	3,916	1,193	58,075
Shares redeemed	(25,619)	(262,622)	(414,507)	(3,862,828)
Net increase (decrease)	(19,028)	(190,949)	$ (312,386)	$ (2,815,778)
Service Class 2
Shares sold	23,506	48,258	$ 369,559	$ 685,875
Reinvestment of distributions	77	3,682	1,207	54,384
Shares redeemed	(52,180)	(57,062)	(823,749)	(826,629)
Net increase (decrease)	(28,597)	(5,122)	$ (452,983)	$ (86,370)
Investor Class
Shares sold	384,977	326,655	$ 6,150,797	$ 4,754,809
Reinvestment of distributions	811	42,379	12,772	630,183
Shares redeemed	(119,208)	(602,703)	(1,880,685)	(8,823,163)
Net increase (decrease)	266,580	(233,669)	$ 4,282,884	$ (3,438,171)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 79% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0813
1.705700.115

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,012.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,011.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,011.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,030.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,029.30	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,029.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,043.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,042.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,042.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,044.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,043.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,051.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,050.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,049.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,065.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,066.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,065.30	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,070.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,069.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,069.60	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,085.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,084.50	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,083.40	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,086.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,086.40	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,085.90	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,090.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,090.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,088.90	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,092.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,091.90	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,091.30	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds' invest are not included in each class' annualized expense ratio.

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.6	2.5
VIP Equity-Income Portfolio Initial Class	2.8	2.7
VIP Growth & Income Portfolio Initial Class	3.3	3.0
VIP Growth Portfolio Initial Class	2.7	2.5
VIP Mid Cap Portfolio Initial Class	0.8	0.7
VIP Value Portfolio Initial Class	2.1	2.0
VIP Value Strategies Portfolio Initial Class	1.0	1.0
	15.3	14.4
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	4.4	4.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.2	1.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.2	35.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.9	39.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	15.3%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	39.9%

Six months ago
Domestic Equity Funds	14.4%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.1%
Short-Term Funds	39.8%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Initial Class	23,908	$ 704,343
VIP Equity-Income Portfolio Initial Class	33,172	756,329
VIP Growth & Income Portfolio Initial Class	51,284	865,156
VIP Growth Portfolio Initial Class	15,205	712,940
VIP Mid Cap Portfolio Initial Class	6,105	206,763
VIP Value Portfolio Initial Class	38,513	557,673
VIP Value Strategies Portfolio Initial Class	21,708	271,134
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,616,148)		4,074,338
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
VIP Overseas Portfolio Initial Class	68,441	1,164,867
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Initial Class	38,948	326,381
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,332,904)		1,491,248
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	229,892	$ 1,342,569
Investment Grade Bond Funds - 34.2%
VIP Investment Grade Bond Portfolio Initial Class	716,745	9,124,168
TOTAL BOND FUNDS (Cost $10,420,982)		10,466,737
Short-Term Funds - 39.9%

VIP Money Market Portfolio Initial Class (Cost $10,641,307)	10,641,307	10,641,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,011,341)		26,673,630
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,775)
NET ASSETS - 100%		$ 26,671,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $26,011,341) - See accompanying schedule		$ 26,673,630
Cash		1
Receivable for investments sold		8,142
Receivable for fund shares sold		246
Total assets		26,682,019

Liabilities
Payable for fund shares redeemed	$ 8,389
Distribution and service plan fees payable	1,775
Total liabilities		10,164

Net Assets		$ 26,671,855
Net Assets consist of:
Paid in capital		$ 26,099,260
Accumulated net investment loss		(7,326)
Accumulated undistributed net realized gain (loss) on investments		(82,368)
Net unrealized appreciation (depreciation) on investments		662,289
Net Assets		$ 26,671,855

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($16,092,251 ÷ 1,512,100 shares)	$ 10.64

Service Class: Net Asset Value, offering price and redemption price per share ($3,396,308 ÷ 319,071 shares)	$ 10.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,183,296 ÷ 677,952 shares)	$ 10.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,547

Expenses
Distribution and service plan fees	$ 10,395
Independent trustees' compensation	45
Total expenses before reductions	10,440
Expense reductions	(45)	10,395
Net investment income (loss)		(6,848)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,329
Capital gain distributions from underlying funds	3,760
Total net realized gain (loss)		23,089
Change in net unrealized appreciation (depreciation) on underlying funds		255,517
Net gain (loss)		278,606
Net increase (decrease) in net assets resulting from operations		$ 271,758

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,848)	$ 323,590
Net realized gain (loss)	23,089	324,012
Change in net unrealized appreciation (depreciation)	255,517	712,493
Net increase (decrease) in net assets resulting from operations	271,758	1,360,095
Distributions to shareholders from net investment income	(2,189)	(322,416)
Distributions to shareholders from net realized gain	(137,893)	(296,101)
Total distributions	(140,082)	(618,517)
Share transactions - net increase (decrease)	3,393,379	1,231,616
Total increase (decrease) in net assets	3,525,055	1,973,194

Net Assets
Beginning of period	23,146,800	21,173,606
End of period (including accumulated net investment loss of $7,326 and undistributed net investment income of $1,711, respectively)	$ 26,671,855	$ 23,146,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.21	$ 10.27	$ 10.00	$ 9.14	$ 10.80
Income from Investment Operations
Net investment income (loss) E	- I	.16	.19	.19	.39	.36
Net realized and unrealized gain (loss)	.13	.50	(.02)	.56	.96	(1.48)
Total from investment operations	.13	.66	.17	.75	1.35	(1.12)
Distributions from net investment income	- I	(.16)	(.19)	(.20)	(.35)	(.37)
Distributions from net realized gain	(.06)	(.14)	(.04)	(.28)	(.15)	(.17)
Total distributions	(.06)	(.30)	(.23)	(.48)	(.49) J	(.54)
Net asset value, end of period	$ 10.64	$ 10.57	$ 10.21	$ 10.27	$ 10.00	$ 9.14
Total Return B, C, D	1.27%	6.52%	1.63%	7.49%	14.95%	(10.45)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	1.55%	1.85%	1.88%	4.00%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,092	$ 14,184	$ 10,938	$ 11,165	$ 12,679	$ 8,976
Portfolio turnover rate	34% A	43%	49%	41%	32%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.22	$ 10.28	$ 10.00	$ 9.14	$ 10.81
Income from Investment Operations
Net investment income (loss) E	- H	.15	.18	.18	.37	.35
Net realized and unrealized gain (loss)	.12	.50	(.02)	.56	.97	(1.50)
Total from investment operations	.12	.65	.16	.74	1.34	(1.15)
Distributions from net investment income	- H	(.15)	(.18)	(.19)	(.33)	(.35)
Distributions from net realized gain	(.06)	(.14)	(.04)	(.28)	(.15)	(.17)
Total distributions	(.06)	(.29)	(.22)	(.46) J	(.48) I	(.52)
Net asset value, end of period	$ 10.64	$ 10.58	$ 10.22	$ 10.28	$ 10.00	$ 9.14
Total Return B, C, D	1.17%	6.42%	1.56%	7.46%	14.81%	(10.65)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.07)% A	1.45%	1.75%	1.78%	3.90%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,396	$ 2,467	$ 2,505	$ 172	$ 163	$ 258
Portfolio turnover rate	34% A	43%	49%	41%	32%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.18	$ 10.24	$ 9.97	$ 9.12	$ 10.78
Income from Investment Operations
Net investment income (loss) E	(.01)	.14	.17	.17	.36	.33
Net realized and unrealized gain (loss)	.13	.49	(.03)	.55	.96	(1.48)
Total from investment operations	.12	.63	.14	.72	1.32	(1.15)
Distributions from net investment income	- H	(.13)	(.16)	(.18)	(.33)	(.34)
Distributions from net realized gain	(.06)	(.14)	(.04)	(.28)	(.15)	(.17)
Total distributions	(.06)	(.27)	(.20)	(.45) J	(.47) I	(.51)
Net asset value, end of period	$ 10.60	$ 10.54	$ 10.18	$ 10.24	$ 9.97	$ 9.12
Total Return B, C, D	1.18%	6.26%	1.39%	7.25%	14.64%	(10.70)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.22)% A	1.30%	1.60%	1.63%	3.76%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,183	$ 6,495	$ 7,731	$ 7,313	$ 6,753	$ 4,836
Portfolio turnover rate	34% A	43%	49%	41%	32%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share.

J Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	4.4	4.5
VIP Equity-Income Portfolio Initial Class	4.7	4.9
VIP Growth & Income Portfolio Initial Class	5.4	5.5
VIP Growth Portfolio Initial Class	4.5	4.5
VIP Mid Cap Portfolio Initial Class	1.3	1.4
VIP Value Portfolio Initial Class	3.5	3.6
VIP Value Strategies Portfolio Initial Class	1.7	1.8
	25.5	26.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	7.1	7.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.0	2.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	4.9	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	28.8	29.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	31.7	29.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	25.5%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	28.8%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	26.2%
Developed International Equity Funds	7.7%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	29.7%
Short-Term Funds	29.0%

Expected
Domestic Equity Funds	23.4%
Developed International Equity Funds	6.6%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.4%
Short-Term Funds	33.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.5%
	Shares	Value
Domestic Equity Funds - 25.5%
VIP Contrafund Portfolio Initial Class	11,505	$ 338,925
VIP Equity-Income Portfolio Initial Class	15,721	358,431
VIP Growth & Income Portfolio Initial Class	24,333	410,490
VIP Growth Portfolio Initial Class	7,392	346,595
VIP Mid Cap Portfolio Initial Class	2,918	98,834
VIP Value Portfolio Initial Class	18,198	263,503
VIP Value Strategies Portfolio Initial Class	10,263	128,187
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,780,506)		1,944,965
International Equity Funds - 9.1%

Developed International Equity Funds - 7.1%
VIP Overseas Portfolio Initial Class	31,773	540,780
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Initial Class	18,214	152,633
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $773,240)		693,413
Bond Funds - 33.7%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class	64,493	$ 376,638
Investment Grade Bond Funds - 28.8%
VIP Investment Grade Bond Portfolio Initial Class	172,248	2,192,719
TOTAL BOND FUNDS (Cost $2,575,982)		2,569,357
Short-Term Funds - 31.7%

VIP Money Market Portfolio Initial Class (Cost $2,412,106)	2,412,106	2,412,106
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,541,834)		7,619,841
NET OTHER ASSETS (LIABILITIES) - 0.0%		(124)
NET ASSETS - 100%		$ 7,619,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $7,541,834) - See accompanying schedule		$ 7,619,841
Receivable for investments sold		34
Receivable for fund shares sold		112
Total assets		7,619,987

Liabilities
Payable to custodian bank	$ 1
Payable for fund shares redeemed	143
Distribution and service plan fees payable	126
Total liabilities		270

Net Assets		$ 7,619,717
Net Assets consist of:
Paid in capital		$ 7,698,607
Undistributed net investment income		265
Accumulated undistributed net realized gain (loss) on investments		(157,162)
Net unrealized appreciation (depreciation) on investments		78,007
Net Assets		$ 7,619,717

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,288,363 ÷ 577,763 shares)	$ 10.88

Service Class: Net Asset Value, offering price and redemption price per share ($1,229,344 ÷ 112,958 shares)	$ 10.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($102,010 ÷ 9,394 shares)	$ 10.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 839

Expenses
Distribution and service plan fees	$ 575
Independent trustees' compensation	13
Total expenses before reductions	588
Expense reductions	(13)	575
Net investment income (loss)		264
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,017
Capital gain distributions from underlying funds	1,703
Total net realized gain (loss)		29,720
Change in net unrealized appreciation (depreciation) on underlying funds		168,097
Net gain (loss)		197,817
Net increase (decrease) in net assets resulting from operations		$ 198,081

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 264	$ 102,489
Net realized gain (loss)	29,720	125,579
Change in net unrealized appreciation (depreciation)	168,097	304,249
Net increase (decrease) in net assets resulting from operations	198,081	532,317
Distributions to shareholders from net investment income	-	(101,614)
Distributions to shareholders from net realized gain	-	(41,617)
Total distributions	-	(143,231)
Share transactions - net increase (decrease)	1,022,991	465,022
Total increase (decrease) in net assets	1,221,072	854,108

Net Assets
Beginning of period	6,398,645	5,544,537
End of period (including undistributed net investment income of $265 and $0, respectively)	$ 7,619,717	$ 6,398,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.86	$ 10.07	$ 9.34	$ 8.14	$ 11.59
Income from Investment Operations
Net investment income (loss) E	- I	.18	.22	.18	.34	.34
Net realized and unrealized gain (loss)	.32	.76	(.20)	.87	1.48	(3.06)
Total from investment operations	.32	.94	.02	1.05	1.82	(2.72)
Distributions from net investment income	-	(.17)	(.19)	(.20)	(.35)	(.34)
Distributions from net realized gain	-	(.07)	(.04)	(.12)	(.26)	(.39)
Total distributions	-	(.24)	(.23)	(.32)	(.62) J	(.73)
Net asset value, end of period	$ 10.88	$ 10.56	$ 9.86	$ 10.07	$ 9.34	$ 8.14
Total Return B, C, D	3.03%	9.57%	.18%	11.34%	23.02%	(23.83)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	1.72%	2.17%	1.90%	3.95%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,288	$ 5,971	$ 5,224	$ 5,733	$ 6,833	$ 5,993
Portfolio turnover rate	34% A	30%	54%	42%	50%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.86	$ 10.08	$ 9.35	$ 8.14	$ 11.59
Income from Investment Operations
Net investment income (loss) E	- H	.17	.21	.17	.33	.33
Net realized and unrealized gain (loss)	.31	.77	(.21)	.87	1.48	(3.06)
Total from investment operations	.31	.94	- H	1.04	1.81	(2.73)
Distributions from net investment income	-	(.16)	(.18)	(.19)	(.34)	(.33)
Distributions from net realized gain	-	(.07)	(.04)	(.12)	(.26)	(.39)
Total distributions	-	(.23)	(.22)	(.31)	(.60) I	(.72)
Net asset value, end of period	$ 10.88	$ 10.57	$ 9.86	$ 10.08	$ 9.35	$ 8.14
Total Return B, C, D	2.93%	9.59%	(.04)%	11.24%	23.00%	(23.95)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	1.62%	2.07%	1.80%	3.85%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229	$ 177	$ 95	$ 179	$ 172	$ 250
Portfolio turnover rate	34% A	30%	54%	42%	50%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.85	$ 10.08	$ 9.35	$ 8.14	$ 11.59
Income from Investment Operations
Net investment income (loss) E	(.01)	.15	.19	.16	.32	.31
Net realized and unrealized gain (loss)	.32	.77	(.20)	.86	1.48	(3.06)
Total from investment operations	.31	.92	(.01)	1.02	1.80	(2.75)
Distributions from net investment income	-	(.15)	(.18)	(.18)	(.32)	(.31)
Distributions from net realized gain	-	(.07)	(.04)	(.12)	(.26)	(.39)
Total distributions	-	(.22)	(.22)	(.29) I	(.59) H	(.70)
Net asset value, end of period	$ 10.86	$ 10.55	$ 9.85	$ 10.08	$ 9.35	$ 8.14
Total Return B, C, D	2.94%	9.35%	(.09)%	11.06%	22.78%	(24.12)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	1.48%	1.92%	1.65%	3.70%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 251	$ 226	$ 157	$ 183	$ 271
Portfolio turnover rate	34% A	30%	54%	42%	50%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share.

I Total distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.2	6.1
VIP Equity-Income Portfolio Initial Class	6.6	6.5
VIP Growth & Income Portfolio Initial Class	7.6	7.4
VIP Growth Portfolio Initial Class	6.3	6.0
VIP Mid Cap Portfolio Initial Class	1.8	1.8
VIP Value Portfolio Initial Class	4.9	4.8
VIP Value Strategies Portfolio Initial Class	2.4	2.4
	35.8	35.0
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	9.9	10.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.8	3.1
High Yield Bond Funds
VIP High Income Portfolio Initial Class	4.9	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	33.3	34.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	13.3	12.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	35.8%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	33.3%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	35.0%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.4%
Short-Term Funds	12.2%

Expected
Domestic Equity Funds	34.3%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.3%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Domestic Equity Funds - 35.8%
VIP Contrafund Portfolio Initial Class	533,982	$ 15,731,103
VIP Equity-Income Portfolio Initial Class	731,603	16,680,559
VIP Growth & Income Portfolio Initial Class	1,130,561	19,072,570
VIP Growth Portfolio Initial Class	341,139	15,996,011
VIP Mid Cap Portfolio Initial Class	135,691	4,595,859
VIP Value Portfolio Initial Class	846,624	12,259,122
VIP Value Strategies Portfolio Initial Class	477,526	5,964,297
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,276,529)		90,299,521
International Equity Funds - 12.7%

Developed International Equity Funds - 9.9%
VIP Overseas Portfolio Initial Class	1,465,953	24,950,516
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Initial Class	846,116	7,090,456
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,883,445)		32,040,972
Bond Funds - 38.2%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class	2,126,974	$ 12,421,530
Investment Grade Bond Funds - 33.3%
VIP Investment Grade Bond Portfolio Initial Class	6,593,882	83,940,112
TOTAL BOND FUNDS (Cost $96,886,258)		96,361,642
Short-Term Funds - 13.3%

VIP Money Market Portfolio Initial Class (Cost $33,401,441)	33,401,441	33,401,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $240,447,673)		252,103,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,108)
NET ASSETS - 100%		$ 252,062,468
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $240,447,673) - See accompanying schedule		$ 252,103,576
Cash		3
Receivable for fund shares sold		867,947
Total assets		252,971,526

Liabilities
Payable for investments purchased	$ 825,818
Payable for fund shares redeemed	42,111
Distribution and service plan fees payable	41,129
Total liabilities		909,058

Net Assets		$ 252,062,468
Net Assets consist of:
Paid in capital		$ 241,470,842
Accumulated net investment loss		(217,255)
Accumulated undistributed net realized gain (loss) on investments		(847,022)
Net unrealized appreciation (depreciation) on investments		11,655,903
Net Assets		$ 252,062,468

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($40,008,455 ÷ 3,465,080 shares)	$ 11.55

Service Class: Net Asset Value, offering price and redemption price per share ($24,972,517 ÷ 2,165,968 shares)	$ 11.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($187,081,496 ÷ 16,303,248 shares)	$ 11.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,330

Expenses
Distribution and service plan fees	$ 237,585
Independent trustees' compensation	427
Total expenses before reductions	238,012
Expense reductions	(427)	237,585
Net investment income (loss)		(217,255)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	58,936
Capital gain distributions from underlying funds	85,877
Total net realized gain (loss)		144,813
Change in net unrealized appreciation (depreciation) on underlying funds		9,200,443
Net gain (loss)		9,345,256
Net increase (decrease) in net assets resulting from operations		$ 9,128,001

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (217,255)	$ 3,713,684
Net realized gain (loss)	144,813	3,661,695
Change in net unrealized appreciation (depreciation)	9,200,443	14,134,634
Net increase (decrease) in net assets resulting from operations	9,128,001	21,510,013
Distributions to shareholders from net investment income	-	(3,667,794)
Distributions to shareholders from net realized gain	(1,735,303)	(2,915,717)
Total distributions	(1,735,303)	(6,583,511)
Share transactions - net increase (decrease)	25,855,727	24,270,479
Total increase (decrease) in net assets	33,248,425	39,196,981

Net Assets
Beginning of period	218,814,043	179,617,062
End of period (including accumulated net investment loss of $217,255 and $0, respectively)	$ 252,062,468	$ 218,814,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.31	$ 10.61	$ 9.77	$ 8.23	$ 11.96
Income from Investment Operations
Net investment income (loss) E	- I	.23	.24	.24	.38	.35
Net realized and unrealized gain (loss)	.49	.98	(.26)	1.02	1.60	(3.32)
Total from investment operations	.49	1.21	(.02)	1.26	1.98	(2.97)
Distributions from net investment income	-	(.21)	(.23)	(.23)	(.37)	(.31)
Distributions from net realized gain	(.09)	(.16)	(.06)	(.19)	(.07)	(.45)
Total distributions	(.09)	(.37)	(.28) J	(.42)	(.44)	(.76)
Net asset value, end of period	$ 11.55	$ 11.15	$ 10.31	$ 10.61	$ 9.77	$ 8.23
Total Return B, C, D	4.38%	11.78%	(.19)%	12.95%	24.27%	(25.05)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.07%	2.27%	2.38%	4.22%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,008	$ 27,416	$ 22,338	$ 22,573	$ 21,197	$ 24,962
Portfolio turnover rate	15% A	18%	17%	29%	28%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.055 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.30	$ 10.60	$ 9.77	$ 8.23	$ 11.95
Income from Investment Operations
Net investment income (loss) E	- H	.22	.23	.23	.37	.33
Net realized and unrealized gain (loss)	.48	.98	(.26)	1.01	1.60	(3.30)
Total from investment operations	.48	1.20	(.03)	1.24	1.97	(2.97)
Distributions from net investment income	-	(.20)	(.22)	(.21)	(.36)	(.30)
Distributions from net realized gain	(.09)	(.16)	(.06)	(.19)	(.07)	(.45)
Total distributions	(.09)	(.36)	(.27) J	(.41) I	(.43)	(.75)
Net asset value, end of period	$ 11.53	$ 11.14	$ 10.30	$ 10.60	$ 9.77	$ 8.23
Total Return B, C, D	4.29%	11.69%	(.28)%	12.74%	24.15%	(25.08)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	1.97%	2.17%	2.28%	4.12%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,973	$ 23,896	$ 20,927	$ 19,259	$ 19,238	$ 17,137
Portfolio turnover rate	15% A	18%	17%	29%	28%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.26	$ 10.56	$ 9.74	$ 8.21	$ 11.92
Income from Investment Operations
Net investment income (loss) E	(.01)	.20	.22	.22	.35	.32
Net realized and unrealized gain (loss)	.48	.98	(.26)	.99	1.60	(3.29)
Total from investment operations	.47	1.18	(.04)	1.21	1.95	(2.97)
Distributions from net investment income	-	(.19)	(.20)	(.20)	(.35)	(.29)
Distributions from net realized gain	(.09)	(.16)	(.06)	(.19)	(.07)	(.45)
Total distributions	(.09)	(.34) H	(.26)	(.39)	(.42)	(.74)
Net asset value, end of period	$ 11.48	$ 11.10	$ 10.26	$ 10.56	$ 9.74	$ 8.21
Total Return B, C, D	4.22%	11.58%	(.43)%	12.55%	23.95%	(25.17)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	1.82%	2.02%	2.13%	3.97%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,081	$ 167,502	$ 136,353	$ 117,966	$ 87,791	$ 66,370
Portfolio turnover rate	15% A	18%	17%	29%	28%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.34 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.157 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.5	6.3
VIP Equity-Income Portfolio Initial Class	6.9	6.7
VIP Growth & Income Portfolio Initial Class	7.9	7.6
VIP Growth Portfolio Initial Class	6.6	6.2
VIP Mid Cap Portfolio Initial Class	1.9	1.9
VIP Value Portfolio Initial Class	5.1	5.0
VIP Value Strategies Portfolio Initial Class	2.4	2.5
	37.3	36.2
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	10.4	10.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.0	3.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	4.9	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.4	35.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.0	9.8

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.3%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	34.4%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	36.2%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.0%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	36.6%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Domestic Equity Funds - 37.3%
VIP Contrafund Portfolio Initial Class	236,177	$ 6,957,770
VIP Equity-Income Portfolio Initial Class	323,909	7,385,124
VIP Growth & Income Portfolio Initial Class	499,831	8,432,149
VIP Growth Portfolio Initial Class	150,304	7,047,733
VIP Mid Cap Portfolio Initial Class	60,191	2,038,671
VIP Value Portfolio Initial Class	375,213	5,433,090
VIP Value Strategies Portfolio Initial Class	212,078	2,648,849
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,512,418)		39,943,386
International Equity Funds - 13.4%

Developed International Equity Funds - 10.4%
VIP Overseas Portfolio Initial Class	652,185	11,100,192
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	380,361	3,187,425
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,513,951)		14,287,617
Bond Funds - 39.3%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class	905,388	$ 5,287,463
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Initial Class	2,886,515	36,745,339
TOTAL BOND FUNDS (Cost $41,761,770)		42,032,802
Short-Term Funds - 10.0%

VIP Money Market Portfolio Initial Class (Cost $10,656,201)	10,656,201	10,656,201
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,444,340)		106,920,006
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,607)
NET ASSETS - 100%		$ 106,906,399
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $98,444,340) - See accompanying schedule		$ 106,920,006
Cash		9
Receivable for investments sold		1,255
Receivable for fund shares sold		109,120
Total assets		107,030,390

Liabilities
Payable for investments purchased	$ 86,335
Payable for fund shares redeemed	24,041
Distribution and service plan fees payable	13,615
Total liabilities		123,991

Net Assets		$ 106,906,399
Net Assets consist of:
Paid in capital		$ 98,878,787
Accumulated net investment loss		(79,016)
Accumulated undistributed net realized gain (loss) on investments		(369,038)
Net unrealized appreciation (depreciation) on investments		8,475,666
Net Assets		$ 106,906,399

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($37,395,299 ÷ 3,224,887 shares)	$ 11.60

Service Class: Net Asset Value, offering price and redemption price per share ($8,923,859 ÷ 770,782 shares)	$ 11.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($60,587,241 ÷ 5,254,523 shares)	$ 11.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,989

Expenses
Distribution and service plan fees	$ 81,790
Independent trustees' compensation	201
Total expenses before reductions	81,991
Expense reductions	(201)	81,790
Net investment income (loss)		(72,801)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	83,687
Capital gain distributions from underlying funds	42,529
Total net realized gain (loss)		126,216
Change in net unrealized appreciation (depreciation) on underlying funds		4,566,868
Net gain (loss)		4,693,084
Net increase (decrease) in net assets resulting from operations		$ 4,620,283

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (72,801)	$ 1,911,708
Net realized gain (loss)	126,216	2,326,374
Change in net unrealized appreciation (depreciation)	4,566,868	7,433,132
Net increase (decrease) in net assets resulting from operations	4,620,283	11,671,214
Distributions to shareholders from net investment income	(28,001)	(1,889,922)
Distributions to shareholders from net realized gain	(1,120,024)	(1,799,507)
Total distributions	(1,148,025)	(3,689,429)
Share transactions - net increase (decrease)	(209,006)	(6,207,000)
Total increase (decrease) in net assets	3,263,252	1,774,785

Net Assets
Beginning of period	103,643,147	101,868,362
End of period (including accumulated net investment loss of $79,016 and undistributed net investment income of $21,786, respectively)	$ 106,906,399	$ 103,643,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.38	$ 10.70	$ 9.78	$ 8.19	$ 12.29
Income from Investment Operations
Net investment income (loss) E	- I	.22	.23	.23	.38	.33
Net realized and unrealized gain (loss)	.50	1.04	(.27)	1.04	1.67	(3.61)
Total from investment operations	.50	1.26	(.04)	1.27	2.05	(3.28)
Distributions from net investment income	- I	(.23)	(.23)	(.23)	(.34)	(.30)
Distributions from net realized gain	(.12)	(.20)	(.06)	(.13)	(.12)	(.52)
Total distributions	(.12)	(.42) M	(.28) L	(.35) K	(.46)	(.82) J
Net asset value, end of period	$ 11.60	$ 11.22	$ 10.38	$ 10.70	$ 9.78	$ 8.19
Total Return B, C, D	4.50%	12.23%	(.36)%	13.09%	25.28%	(27.03)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.01%	2.16%	2.30%	4.21%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,395	$ 36,449	$ 38,879	$ 39,535	$ 37,291	$ 25,977
Portfolio turnover rate	23% A	28%	26%	30%	23%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.82 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

K Total distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share.

L Total distributions of $.28 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.055 per share.

M Total distributions of $.42 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.195 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.37	$ 10.69	$ 9.77	$ 8.19	$ 12.29
Income from Investment Operations
Net investment income (loss) E	- H	.21	.22	.22	.37	.31
Net realized and unrealized gain (loss)	.49	1.04	(.26)	1.05	1.66	(3.60)
Total from investment operations	.49	1.25	(.04)	1.27	2.03	(3.29)
Distributions from net investment income	- H	(.22)	(.22)	(.22)	(.33)	(.29)
Distributions from net realized gain	(.12)	(.20)	(.06)	(.13)	(.12)	(.52)
Total distributions	(.12)	(.41) J	(.28)	(.35)	(.45)	(.81) I
Net asset value, end of period	$ 11.58	$ 11.21	$ 10.37	$ 10.69	$ 9.77	$ 8.19
Total Return B, C, D	4.42%	12.13%	(.41)%	13.00%	25.06%	(27.10)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	1.91%	2.06%	2.20%	4.12%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,924	$ 6,600	$ 7,743	$ 2,723	$ 1,524	$ 936
Portfolio turnover rate	23% A	28%	26%	30%	23%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.81 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

J Total distributions of $.41 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.34	$ 10.65	$ 9.74	$ 8.16	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.01)	.19	.21	.21	.35	.30
Net realized and unrealized gain (loss)	.49	1.03	(.26)	1.03	1.67	(3.61)
Total from investment operations	.48	1.22	(.05)	1.24	2.02	(3.31)
Distributions from net investment income	- H	(.20)	(.20)	(.20)	(.32)	(.28)
Distributions from net realized gain	(.12)	(.20)	(.06)	(.13)	(.12)	(.52)
Total distributions	(.12)	(.39) J	(.26)	(.33)	(.44)	(.79) I
Net asset value, end of period	$ 11.53	$ 11.17	$ 10.34	$ 10.65	$ 9.74	$ 8.16
Total Return B, C, D	4.34%	11.90%	(.52)%	12.79%	25.02%	(27.30)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	1.76%	1.91%	2.05%	3.97%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,587	$ 60,594	$ 55,246	$ 56,112	$ 42,534	$ 25,855
Portfolio turnover rate	23% A	28%	26%	30%	23%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.79 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

J Total distributions of $.39 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.1	7.0
VIP Equity-Income Portfolio Initial Class	7.5	7.5
VIP Growth & Income Portfolio Initial Class	8.6	8.4
VIP Growth Portfolio Initial Class	7.2	6.9
VIP Mid Cap Portfolio Initial Class	2.0	2.1
VIP Value Portfolio Initial Class	5.5	5.6
VIP Value Strategies Portfolio Initial Class	2.7	2.8
	40.6	40.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.2	11.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.2	3.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.7	5.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	32.2	32.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	7.1	6.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than .01%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.6%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	5.7%
Investment Grade Bond Funds	32.2%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	40.3%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	5.9%
Investment Grade Bond Funds	32.1%
Short-Term Funds	6.3%

Expected
Domestic Equity Funds	39.1%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	33.4%
Short-Term Funds	7.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 40.6%
VIP Contrafund Portfolio Initial Class	1,640,063	$ 48,316,246
VIP Equity-Income Portfolio Initial Class	2,242,680	51,133,111
VIP Growth & Income Portfolio Initial Class	3,464,325	58,443,164
VIP Growth Portfolio Initial Class	1,048,877	49,181,829
VIP Mid Cap Portfolio Initial Class	416,597	14,110,129
VIP Value Portfolio Initial Class	2,594,550	37,569,080
VIP Value Strategies Portfolio Initial Class	1,464,254	18,288,538
TOTAL DOMESTIC EQUITY FUNDS (Cost $216,733,795)		277,042,097
International Equity Funds - 14.4%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class	4,499,563	76,582,567
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Initial Class	2,610,470	21,875,739
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,445,475)		98,458,306
Bond Funds - 37.9%
	Shares	Value
High Yield Bond Funds - 5.7%
VIP High Income Portfolio Initial Class	6,634,570	$ 38,745,891
Investment Grade Bond Funds - 32.2%
VIP Investment Grade Bond Portfolio Initial Class	17,225,702	219,283,179
TOTAL BOND FUNDS (Cost $260,015,210)		258,029,070
Short-Term Funds - 7.1%

VIP Money Market Portfolio Initial Class (Cost $48,129,162)	48,129,162	48,129,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $621,323,642)		681,658,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,853)
NET ASSETS - 100%		$ 681,539,782
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $621,323,642) - See accompanying schedule		$ 681,658,635
Cash		1
Receivable for investments sold		14,916
Receivable for fund shares sold		59,160
Total assets		681,732,712

Liabilities
Payable for investments purchased	$ 17,085
Payable for fund shares redeemed	56,962
Distribution and service plan fees payable	118,883
Total liabilities		192,930

Net Assets		$ 681,539,782
Net Assets consist of:
Paid in capital		$ 623,482,333
Accumulated net investment loss		(664,413)
Accumulated undistributed net realized gain (loss) on investments		(1,613,131)
Net unrealized appreciation (depreciation) on investments		60,334,993
Net Assets		$ 681,539,782
Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($85,521,569 ÷ 7,318,406 shares)	$ 11.69

Service Class: Net Asset Value, offering price and redemption price per share ($50,603,970 ÷ 4,339,917 shares)	$ 11.66

Service Class 2: Net Asset Value, offering price and redemption price per share ($545,414,243 ÷ 46,965,050 shares)	$ 11.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 55,284

Expenses
Distribution and service plan fees	$ 704,908
Independent trustees' compensation	1,212
Total expenses before reductions	706,120
Expense reductions	(1,212)	704,908
Net investment income (loss)		(649,624)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	351,780
Capital gain distributions from underlying funds	279,072
Total net realized gain (loss)		630,852
Change in net unrealized appreciation (depreciation) on underlying funds		31,113,444
Net gain (loss)		31,744,296
Net increase (decrease) in net assets resulting from operations		$ 31,094,672

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (649,624)	$ 11,356,013
Net realized gain (loss)	630,852	10,411,086
Change in net unrealized appreciation (depreciation)	31,113,444	48,277,108
Net increase (decrease) in net assets resulting from operations	31,094,672	70,044,207
Distributions to shareholders from net investment income	(112,548)	(11,215,369)
Distributions to shareholders from net realized gain	(5,402,326)	(7,056,034)
Total distributions	(5,514,874)	(18,271,403)
Share transactions - net increase (decrease)	32,057,493	61,104,235
Total increase (decrease) in net assets	57,637,291	112,877,039

Net Assets
Beginning of period	623,902,491	511,025,452
End of period (including accumulated net investment loss of $664,413 and undistributed net investment income of $97,759, respectively)	$ 681,539,782	$ 623,902,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.21	$ 10.59	$ 9.52	$ 7.71	$ 12.63
Income from Investment Operations
Net investment income (loss) E	- I	.24	.26	.26	.33	.32
Net realized and unrealized gain (loss)	.58	1.12	(.37)	1.11	1.88	(4.38)
Total from investment operations	.58	1.36	(.11)	1.37	2.21	(4.06)
Distributions from net investment income	- I	(.23)	(.23)	(.22)	(.29)	(.28)
Distributions from net realized gain	(.10)	(.13)	(.04)	(.08)	(.11)	(.59)
Total distributions	(.10)	(.36)	(.27)	(.30)	(.40) K	(.86) J
Net asset value, end of period	$ 11.69	$ 11.21	$ 10.21	$ 10.59	$ 9.52	$ 7.71
Total Return B, C, D	5.17%	13.38%	(1.03)%	14.49%	28.97%	(32.60)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.16%	2.47%	2.61%	3.93%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,522	$ 58,113	$ 47,731	$ 45,225	$ 38,330	$ 33,089
Portfolio turnover rate	13% A	15%	10%	21%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.86 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share.

K Total distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.20	$ 10.58	$ 9.50	$ 7.70	$ 12.62
Income from Investment Operations
Net investment income (loss) E	- H	.23	.25	.25	.32	.31
Net realized and unrealized gain (loss)	.57	1.11	(.37)	1.12	1.87	(4.38)
Total from investment operations	.57	1.34	(.12)	1.37	2.19	(4.07)
Distributions from net investment income	- H	(.22)	(.22)	(.21)	(.29)	(.27)
Distributions from net realized gain	(.10)	(.13)	(.04)	(.08)	(.11)	(.59)
Total distributions	(.10)	(.35)	(.26)	(.29)	(.39) J	(.85) I
Net asset value, end of period	$ 11.66	$ 11.19	$ 10.20	$ 10.58	$ 9.50	$ 7.70
Total Return B, C, D	5.09%	13.19%	(1.12)%	14.52%	28.78%	(32.71)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	2.06%	2.37%	2.51%	3.83%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,604	$ 45,779	$ 36,818	$ 33,244	$ 25,941	$ 18,325
Portfolio turnover rate	13% A	15%	10%	21%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.85 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share.

J Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.17	$ 10.55	$ 9.48	$ 7.69	$ 12.60
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.24	.23	.31	.30
Net realized and unrealized gain (loss)	.56	1.11	(.37)	1.12	1.86	(4.37)
Total from investment operations	.55	1.32	(.13)	1.35	2.17	(4.07)
Distributions from net investment income	- H	(.20)	(.21)	(.20)	(.28)	(.26)
Distributions from net realized gain	(.10)	(.13)	(.04)	(.08)	(.11)	(.59)
Total distributions	(.10)	(.33)	(.25)	(.28)	(.38) J	(.84) I
Net asset value, end of period	$ 11.61	$ 11.16	$ 10.17	$ 10.55	$ 9.48	$ 7.69
Total Return B, C, D	4.93%	13.07%	(1.24)%	14.33%	28.55%	(32.80)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	1.91%	2.22%	2.36%	3.68%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545,414	$ 520,011	$ 426,477	$ 310,255	$ 189,686	$ 106,530
Portfolio turnover rate	13% A	15%	10%	21%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.84 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.7	8.5
VIP Equity-Income Portfolio Initial Class	9.2	9.1
VIP Growth & Income Portfolio Initial Class	10.5	10.3
VIP Growth Portfolio Initial Class	8.8	8.4
VIP Mid Cap Portfolio Initial Class	2.5	2.5
VIP Value Portfolio Initial Class	6.8	6.7
VIP Value Strategies Portfolio Initial Class	3.3	3.3
	49.8	48.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	13.8	14.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.9	4.4
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.2	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	24.5	24.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.8	0.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.8%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	24.5%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	48.8%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	24.5%
Short-Term Funds	0.6%

Expected
Domestic Equity Funds	48.0%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	25.9%
Short-Term Funds	1.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 49.8%
VIP Contrafund Portfolio Initial Class	228,455	$ 6,730,278
VIP Equity-Income Portfolio Initial Class	313,146	7,139,725
VIP Growth & Income Portfolio Initial Class	483,547	8,157,441
VIP Growth Portfolio Initial Class	145,528	6,823,826
VIP Mid Cap Portfolio Initial Class	58,169	1,970,177
VIP Value Portfolio Initial Class	362,589	5,250,295
VIP Value Strategies Portfolio Initial Class	204,802	2,557,978
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,546,634)		38,629,720
International Equity Funds - 17.7%

Developed International Equity Funds - 13.8%
VIP Overseas Portfolio Initial Class	628,529	10,697,559
Emerging Markets Equity Funds - 3.9%
VIP Emerging Markets Portfolio Initial Class	365,505	3,062,932
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,509,047)		13,760,491
Bond Funds - 31.7%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Initial Class	962,262	$ 5,619,612
Investment Grade Bond Funds - 24.5%
VIP Investment Grade Bond Portfolio Initial Class	1,490,202	18,970,266
TOTAL BOND FUNDS (Cost $24,849,636)		24,589,878
Short-Term Funds - 0.8%

VIP Money Market Portfolio Initial Class (Cost $629,952)	629,952	629,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $70,535,269)		77,610,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,870)
NET ASSETS - 100%		$ 77,600,171
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $70,535,269) - See accompanying schedule		$ 77,610,041
Cash		1
Receivable for investments sold		402,805
Receivable for fund shares sold		55,017
Total assets		78,067,864

Liabilities
Payable for fund shares redeemed	$ 457,867
Distribution and service plan fees payable	9,826
Total liabilities		467,693

Net Assets		$ 77,600,171
Net Assets consist of:
Paid in capital		$ 70,747,014
Accumulated net investment loss		(49,199)
Accumulated undistributed net realized gain (loss) on investments		(172,416)
Net unrealized appreciation (depreciation) on investments		7,074,772
Net Assets		$ 77,600,171

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($20,236,293 ÷ 1,710,306 shares)	$ 11.83

Service Class: Net Asset Value, offering price and redemption price per share ($19,031,990 ÷ 1,611,742 shares)	$ 11.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($38,331,888 ÷ 3,260,155 shares)	$ 11.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,345

Expenses
Distribution and service plan fees	$ 55,544
Independent trustees' compensation	133
Total expenses before reductions	55,677
Expense reductions	(133)	55,544
Net investment income (loss)		(49,199)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	71,963
Capital gain distributions from underlying funds	37,172
Total net realized gain (loss)		109,135
Change in net unrealized appreciation (depreciation) on underlying funds		4,430,398
Net gain (loss)		4,539,533
Net increase (decrease) in net assets resulting from operations		$ 4,490,334

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (49,199)	$ 1,155,079
Net realized gain (loss)	109,135	1,145,671
Change in net unrealized appreciation (depreciation)	4,430,398	5,420,555
Net increase (decrease) in net assets resulting from operations	4,490,334	7,721,305
Distributions to shareholders from net investment income	-	(1,137,450)
Distributions to shareholders from net realized gain	(640,916)	(679,640)
Total distributions	(640,916)	(1,817,090)
Share transactions - net increase (decrease)	6,349,802	12,942,487
Total increase (decrease) in net assets	10,199,220	18,846,702

Net Assets
Beginning of period	67,400,951	48,554,249
End of period (including accumulated net investment loss of $49,199 and $0, respectively)	$ 77,600,171	$ 67,400,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.02	$ 10.49	$ 9.30	$ 7.49	$ 12.71
Income from Investment Operations
Net investment income (loss) E	- I	.24	.24	.28	.32	.31
Net realized and unrealized gain (loss)	.74	1.27	(.46)	1.19	1.89	(4.58)
Total from investment operations	.74	1.51	(.22)	1.47	2.21	(4.27)
Distributions from net investment income	-	(.21)	(.22)	(.21)	(.29)	(.28)
Distributions from net realized gain	(.11)	(.12)	(.03)	(.06)	(.12)	(.67)
Total distributions	(.11)	(.33)	(.25)	(.28) K	(.40) J	(.95)
Net asset value, end of period	$ 11.83	$ 11.20	$ 10.02	$ 10.49	$ 9.30	$ 7.49
Total Return B, C, D	6.59%	15.11%	(2.11)%	15.79%	30.05%	(34.16)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.17%	2.25%	2.91%	3.84%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,236	$ 17,792	$ 15,537	$ 17,388	$ 14,888	$ 11,015
Portfolio turnover rate	28% A	34%	21%	25%	30%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share.

K Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.01	$ 10.49	$ 9.30	$ 7.49	$ 12.70
Income from Investment Operations
Net investment income (loss) E	- H	.22	.23	.27	.31	.29
Net realized and unrealized gain (loss)	.74	1.27	(.47)	1.19	1.90	(4.56)
Total from investment operations	.74	1.49	(.24)	1.46	2.21	(4.27)
Distributions from net investment income	-	(.20)	(.21)	(.21)	(.28)	(.27)
Distributions from net realized gain	(.11)	(.12)	(.03)	(.06)	(.12)	(.67)
Total distributions	(.11)	(.32)	(.24)	(.27)	(.40) I	(.94)
Net asset value, end of period	$ 11.81	$ 11.18	$ 10.01	$ 10.49	$ 9.30	$ 7.49
Total Return B, C, D	6.60%	14.97%	(2.26)%	15.70%	29.96%	(34.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	2.07%	2.16%	2.81%	3.74%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,032	$ 16,558	$ 7,149	$ 1,429	$ 679	$ 403
Portfolio turnover rate	28% A	34%	21%	25%	30%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 9.97	$ 10.44	$ 9.27	$ 7.47	$ 12.68
Income from Investment Operations
Net investment income (loss) E	(.01)	.21	.21	.26	.30	.28
Net realized and unrealized gain (loss)	.74	1.26	(.45)	1.17	1.89	(4.57)
Total from investment operations	.73	1.47	(.24)	1.43	2.19	(4.29)
Distributions from net investment income	-	(.18)	(.19)	(.20)	(.27)	(.25)
Distributions from net realized gain	(.11)	(.12)	(.03)	(.06)	(.12)	(.67)
Total distributions	(.11)	(.30)	(.23) I	(.26)	(.39) H	(.92)
Net asset value, end of period	$ 11.76	$ 11.14	$ 9.97	$ 10.44	$ 9.27	$ 7.47
Total Return B, C, D	6.53%	14.80%	(2.35)%	15.47%	29.79%	(34.36)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	1.92%	2.00%	2.67%	3.59%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,332	$ 33,051	$ 25,869	$ 22,782	$ 8,262	$ 3,676
Portfolio turnover rate	28% A	34%	21%	25%	30%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.1	8.9
VIP Equity-Income Portfolio Initial Class	9.7	9.5
VIP Growth & Income Portfolio Initial Class	11.1	10.7
VIP Growth Portfolio Initial Class	9.2	8.8
VIP Mid Cap Portfolio Initial Class	2.7	2.6
VIP Value Portfolio Initial Class	7.2	7.1
VIP Value Strategies Portfolio Initial Class	3.5	3.5
	52.5	51.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	14.5	14.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.2	4.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.3	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	21.5	21.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	52.5%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	21.5%

Six months ago
Domestic Equity Funds	51.1%
Developed International Equity Funds	14.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	21.8%

Expected
Domestic Equity Funds	51.4%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Initial Class	639,166	$ 18,829,841
VIP Equity-Income Portfolio Initial Class	879,576	20,054,325
VIP Growth & Income Portfolio Initial Class	1,357,033	22,893,139
VIP Growth Portfolio Initial Class	404,627	18,972,979
VIP Mid Cap Portfolio Initial Class	163,087	5,523,743
VIP Value Portfolio Initial Class	1,019,532	14,762,820
VIP Value Strategies Portfolio Initial Class	575,963	7,193,780
TOTAL DOMESTIC EQUITY FUNDS (Cost $91,418,825)		108,230,627
International Equity Funds - 18.7%

Developed International Equity Funds - 14.5%
VIP Overseas Portfolio Initial Class	1,760,584	29,965,146
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	1,024,441	8,584,814
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,473,581)		38,549,960
Bond Funds - 28.8%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class	2,591,709	$ 15,135,583
Investment Grade Bond Funds - 21.5%
VIP Investment Grade Bond Portfolio Initial Class	3,488,374	44,407,005
TOTAL BOND FUNDS (Cost $60,213,846)		59,542,588
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $190,106,252)		206,323,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,193)
NET ASSETS - 100%		$ 206,296,982
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $190,106,252) - See accompanying schedule		$ 206,323,175
Receivable for fund shares sold		480,474
Total assets		206,803,649

Liabilities
Payable to custodian bank	$ 24
Payable for investments purchased	425,035
Payable for fund shares redeemed	55,149
Distribution and service plan fees payable	26,459
Total liabilities		506,667

Net Assets		$ 206,296,982
Net Assets consist of:
Paid in capital		$ 191,286,397
Accumulated net investment loss		(146,655)
Accumulated undistributed net realized gain (loss) on investments		(1,059,683)
Net unrealized appreciation (depreciation) on investments		16,216,923
Net Assets		$ 206,296,982

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($56,743,665 ÷ 4,913,639 shares)	$ 11.55

Service Class: Net Asset Value, offering price and redemption price per share ($36,994,855 ÷ 3,208,512 shares)	$ 11.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($112,558,462 ÷ 9,798,134 shares)	$ 11.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,754

Expenses
Distribution and service plan fees	$ 148,961
Independent trustees' compensation	331
Total expenses before reductions	149,292
Expense reductions	(331)	148,961
Net investment income (loss)		(133,207)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,361
Capital gain distributions from underlying funds	96,927
Total net realized gain (loss)		134,288
Change in net unrealized appreciation (depreciation) on underlying funds		11,503,568
Net gain (loss)		11,637,856
Net increase (decrease) in net assets resulting from operations		$ 11,504,649

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (133,207)	$ 3,251,140
Net realized gain (loss)	134,288	2,379,329
Change in net unrealized appreciation (depreciation)	11,503,568	14,353,736
Net increase (decrease) in net assets resulting from operations	11,504,649	19,984,205
Distributions to shareholders from net investment income	(46,800)	(3,199,536)
Distributions to shareholders from net realized gain	(1,372,807)	(1,366,281)
Total distributions	(1,419,607)	(4,565,817)
Share transactions - net increase (decrease)	30,386,416	31,469,851
Total increase (decrease) in net assets	40,471,458	46,888,239

Net Assets
Beginning of period	165,825,524	118,937,285
End of period (including accumulated net investment loss of $146,655 and undistributed net investment income of $33,352, respectively)	$ 206,296,982	$ 165,825,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 9.70	$ 10.21	$ 9.03	$ 7.12	$ 13.02
Income from Investment Operations
Net investment income (loss) E	- H	.25	.23	.21	.24	.28
Net realized and unrealized gain (loss)	.76	1.26	(.49)	1.24	1.96	(5.14)
Total from investment operations	.76	1.51	(.26)	1.45	2.20	(4.86)
Distributions from net investment income	- H	(.23)	(.22)	(.20)	(.18)	(.25)
Distributions from net realized gain	(.09)	(.10)	(.03)	(.07)	(.11)	(.80)
Total distributions	(.09)	(.33)	(.25)	(.27)	(.29)	(1.04) I
Net asset value, end of period	$ 11.55	$ 10.88	$ 9.70	$ 10.21	$ 9.03	$ 7.12
Total Return B, C, D	7.02%	15.58%	(2.60)%	16.08%	31.66%	(38.04)%
Ratios to Average Net Assets F, G
Expenses before reductions J	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.39%	2.27%	2.25%	3.13%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,744	$ 39,111	$ 30,601	$ 28,917	$ 23,836	$ 19,592
Portfolio turnover rate	12% A	17%	16%	25%	24%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $1.04 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

J Amount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 9.69	$ 10.20	$ 9.02	$ 7.12	$ 13.01
Income from Investment Operations
Net investment income (loss) E	- H	.24	.22	.20	.24	.27
Net realized and unrealized gain (loss)	.75	1.26	(.49)	1.24	1.94	(5.13)
Total from investment operations	.75	1.50	(.27)	1.44	2.18	(4.86)
Distributions from net investment income	- H	(.22)	(.21)	(.19)	(.17)	(.24)
Distributions from net realized gain	(.09)	(.10)	(.03)	(.07)	(.11)	(.80)
Total distributions	(.09)	(.32)	(.24)	(.26)	(.28)	(1.03) I
Net asset value, end of period	$ 11.53	$ 10.87	$ 9.69	$ 10.20	$ 9.02	$ 7.12
Total Return B, C, D	6.93%	15.48%	(2.70)%	16.00%	31.40%	(38.08)%
Ratios to Average Net Assets F, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.08)% A	2.29%	2.17%	2.15%	3.03%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,995	$ 32,295	$ 28,666	$ 23,137	$ 16,162	$ 10,298
Portfolio turnover rate	12% A	17%	16%	25%	24%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $1.03 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 9.67	$ 10.18	$ 9.00	$ 7.11	$ 12.99
Income from Investment Operations
Net investment income (loss) E	(.01)	.23	.21	.19	.23	.26
Net realized and unrealized gain (loss)	.76	1.23	(.50)	1.24	1.93	(5.12)
Total from investment operations	.75	1.46	(.29)	1.43	2.16	(4.86)
Distributions from net investment income	- K	(.21)	(.19)	(.17)	(.16)	(.22)
Distributions from net realized gain	(.09)	(.10)	(.03)	(.07)	(.11)	(.80)
Total distributions	(.09)	(.30) I	(.22)	(.25) H	(.27)	(1.02) J
Net asset value, end of period	$ 11.49	$ 10.83	$ 9.67	$ 10.18	$ 9.00	$ 7.11
Total Return B, C, D	6.96%	15.18%	(2.83)%	15.89%	31.18%	(38.17)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)% A	2.14%	2.02%	2.01%	2.88%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,558	$ 94,419	$ 59,671	$ 49,574	$ 34,809	$ 19,273
Portfolio turnover rate	12% A	17%	16%	25%	24%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.096 per share.

J Total distributions of $1.02 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.3
VIP Equity-Income Portfolio Initial Class	11.1	10.9
VIP Growth & Income Portfolio Initial Class	12.7	12.4
VIP Growth Portfolio Initial Class	10.6	10.3
VIP Mid Cap Portfolio Initial Class	3.1	3.1
VIP Value Portfolio Initial Class	8.2	8.1
VIP Value Strategies Portfolio Initial Class	4.0	4.0
	60.1	59.1
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.7	17.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.8	5.2
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.3	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	11.1	10.8
Net Other Assets (Liabilities)	0.0*	0.1
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	60.1%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	4.8%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	11.1%

Six months ago
Domestic Equity Funds	59.1%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.8%
Net Other Assets (Liabilities)	0.1%

Expected
Domestic Equity Funds	58.4%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	12.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2035 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 60.1%
VIP Contrafund Portfolio Initial Class	5,435	$ 160,110
VIP Equity-Income Portfolio Initial Class	7,465	170,202
VIP Growth & Income Portfolio Initial Class	11,528	194,475
VIP Growth Portfolio Initial Class	3,461	162,308
VIP Mid Cap Portfolio Initial Class	1,386	46,944
VIP Value Portfolio Initial Class	8,649	125,243
VIP Value Strategies Portfolio Initial Class	4,890	61,075
TOTAL DOMESTIC EQUITY FUNDS (Cost $699,617)		920,357
International Equity Funds - 21.5%

Developed International Equity Funds - 16.7%
VIP Overseas Portfolio Initial Class	14,993	255,189
Emerging Markets Equity Funds - 4.8%
VIP Emerging Markets Portfolio Initial Class	8,746	73,294
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $290,298)		328,483
Bond Funds - 18.4%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class	19,117	$ 111,642
Investment Grade Bond Funds - 11.1%
VIP Investment Grade Bond Portfolio Initial Class	13,335	169,761
TOTAL BOND FUNDS (Cost $276,287)		281,403
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,266,202)		1,530,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(260)
NET ASSETS - 100%		$ 1,529,983
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,266,202) - See accompanying schedule		$ 1,530,243
Cash		1
Receivable for fund shares sold		7,004
Total assets		1,537,248

Liabilities
Payable for investments purchased	$ 6,847
Payable for fund shares redeemed	161
Distribution and service plan fees payable	257
Total liabilities		7,265

Net Assets		$ 1,529,983
Net Assets consist of:
Paid in capital		$ 1,269,800
Accumulated net investment loss		(1,278)
Accumulated undistributed net realized gain (loss) on investments		(2,580)
Net unrealized appreciation (depreciation) on investments		264,041
Net Assets		$ 1,529,983

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($177,449 ÷ 10,433 shares)	$ 17.01

Service Class: Net Asset Value, offering price and redemption price per share ($119,248 ÷ 7,014 shares)	$ 17.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,233,286 ÷ 72,765 shares)	$ 16.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 111

Expenses
Distribution and service plan fees	$ 1,355
Independent trustees' compensation	2
Total expenses before reductions	1,357
Expense reductions	(2)	1,355
Net investment income (loss)		(1,244)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	99
Capital gain distributions from underlying funds	771
Total net realized gain (loss)		870
Change in net unrealized appreciation (depreciation) on underlying funds		92,235
Net gain (loss)		93,105
Net increase (decrease) in net assets resulting from operations		$ 91,861

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,244)	$ 19,429
Net realized gain (loss)	870	11,177
Change in net unrealized appreciation (depreciation)	92,235	64,172
Net increase (decrease) in net assets resulting from operations	91,861	94,778
Distributions to shareholders from net investment income	(374)	(19,084)
Distributions to shareholders from net realized gain	(6,280)	(4,264)
Total distributions	(6,654)	(23,348)
Share transactions - net increase (decrease)	403,471	506,925
Total increase (decrease) in net assets	488,678	578,355

Net Assets
Beginning of period	1,041,305	462,950
End of period (including accumulated net investment loss of $1,278 and undistributed net investment income of $340, respectively)	$ 1,529,983	$ 1,041,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 13.82	$ 14.74	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- F	.49	.27	.27	.25
Net realized and unrealized gain (loss)	1.34	1.83	(.85)	2.04	3.76
Total from investment operations	1.34	2.32	(.58)	2.31	4.01
Distributions from net investment income	(.01)	(.31)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.08)	(.07)	(.06)	(1.03)	(.01)
Total distributions	(.09)	(.38)	(.34)	(1.31)	(.27) I
Net asset value, end of period	$ 17.01	$ 15.76	$ 13.82	$ 14.74	$ 13.74
Total Return B, C	8.52%	16.82%	(3.99)%	17.01%	40.04%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.02% A	3.20%	1.82%	1.92%	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 128	$ 97	$ 121	$ 144
Portfolio turnover rate	35% A	19%	38%	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than $.01 per share.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 13.82	$ 14.74	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.47	.25	.26	.24
Net realized and unrealized gain (loss)	1.34	1.84	(.85)	2.04	3.75
Total from investment operations	1.33	2.31	(.60)	2.30	3.99
Distributions from net investment income	(.01)	(.30)	(.26)	(.26)	(.24)
Distributions from net realized gain	(.08)	(.07)	(.06)	(1.03)	(.01)
Total distributions	(.09)	(.37)	(.32)	(1.29)	(.26) H
Net asset value, end of period	$ 17.00	$ 15.76	$ 13.82	$ 14.74	$ 13.73
Total Return B, C	8.45%	16.71%	(4.10)%	16.97%	39.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.08)% A	3.10%	1.72%	1.82%	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 105	$ 90	$ 116	$ 140
Portfolio turnover rate	35% A	19%	38%	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 13.80	$ 14.72	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.45	.23	.24	.23
Net realized and unrealized gain (loss)	1.33	1.84	(.85)	2.03	3.74
Total from investment operations	1.31	2.29	(.62)	2.27	3.97
Distributions from net investment income	(.01)	(.29)	(.24)	(.26)	(.23)
Distributions from net realized gain	(.08)	(.07)	(.06)	(1.03)	(.01)
Total distributions	(.09)	(.36)	(.30)	(1.28) I	(.24) H
Net asset value, end of period	$ 16.95	$ 15.73	$ 13.80	$ 14.72	$ 13.73
Total Return B,C,J	8.34%	16.61%	(4.25)%	16.76%	39.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.23)% A	2.95%	1.57%	1.67%	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,233	$ 808	$ 276	$ 211	$ 143
Portfolio turnover rate	35% A	19%	38%	38%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share.

I Total distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.6	10.4
VIP Equity-Income Portfolio Initial Class	11.4	11.1
VIP Growth & Income Portfolio Initial Class	13.0	12.6
VIP Growth Portfolio Initial Class	10.7	10.3
VIP Mid Cap Portfolio Initial Class	3.1	3.1
VIP Value Portfolio Initial Class	8.4	8.2
VIP Value Strategies Portfolio Initial Class	4.1	4.1
	61.3	59.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.0	17.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.9	5.3
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.4	7.8
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	9.4	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	61.3%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	9.4%

Six months ago
Domestic Equity Funds	59.8%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	7.8%
Investment Grade Bond Funds	9.6%

Expected
Domestic Equity Funds	60.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 61.3%
VIP Contrafund Portfolio Initial Class	50,002	$ 1,473,057
VIP Equity-Income Portfolio Initial Class	69,022	1,573,712
VIP Growth & Income Portfolio Initial Class	106,431	1,795,485
VIP Growth Portfolio Initial Class	31,738	1,488,195
VIP Mid Cap Portfolio Initial Class	12,810	433,862
VIP Value Portfolio Initial Class	80,127	1,160,240
VIP Value Strategies Portfolio Initial Class	45,314	565,973
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,468,828)		8,490,524
International Equity Funds - 21.9%

Developed International Equity Funds - 17.0%
VIP Overseas Portfolio Initial Class	138,178	2,351,784
Emerging Markets Equity Funds - 4.9%
VIP Emerging Markets Portfolio Initial Class	81,125	679,828
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,917,957)		3,031,612
Bond Funds - 16.8%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	176,075	$ 1,028,281
Investment Grade Bond Funds - 9.4%
VIP Investment Grade Bond Portfolio Initial Class	102,475	1,304,509
TOTAL BOND FUNDS (Cost $2,350,373)		2,332,790
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,737,158)		13,854,926
NET OTHER ASSETS (LIABILITIES) - 0.0%		(723)
NET ASSETS - 100%		$ 13,854,203
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $12,737,158) - See accompanying schedule		$ 13,854,926
Receivable for fund shares sold		4,712
Total assets		13,859,638

Liabilities
Payable for investments purchased	$ 2,636
Payable for fund shares redeemed	2,079
Distribution and service plan fees payable	720
Total liabilities		5,435

Net Assets		$ 13,854,203
Net Assets consist of:
Paid in capital		$ 12,806,842
Accumulated net investment loss		(3,122)
Accumulated undistributed net realized gain (loss) on investments		(67,285)
Net unrealized appreciation (depreciation) on investments		1,117,768
Net Assets		$ 13,854,203

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,405,342 ÷ 394,137 shares)	$ 16.25

Service Class: Net Asset Value, offering price and redemption price per share ($6,421,789 ÷ 395,526 shares)	$ 16.24

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,027,072 ÷ 63,378 shares)	$ 16.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 863

Expenses
Distribution and service plan fees	$ 3,807
Independent trustees' compensation	18
Total expenses before reductions	3,825
Expense reductions	(18)	3,807
Net investment income (loss)		(2,944)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,249
Capital gain distributions from underlying funds	5,930
Total net realized gain (loss)		13,179
Change in net unrealized appreciation (depreciation) on underlying funds		760,903
Net gain (loss)		774,082
Net increase (decrease) in net assets resulting from operations		$ 771,138

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,944)	$ 161,806
Net realized gain (loss)	13,179	17,370
Change in net unrealized appreciation (depreciation)	760,903	474,270
Net increase (decrease) in net assets resulting from operations	771,138	653,446
Distributions to shareholders from net investment income	(1,768)	(159,049)
Distributions to shareholders from net realized gain	(42,429)	(35,708)
Total distributions	(44,197)	(194,757)
Share transactions - net increase (decrease)	4,576,843	5,337,147
Total increase (decrease) in net assets	5,303,784	5,795,836

Net Assets
Beginning of period	8,550,419	2,754,583
End of period (including accumulated net investment loss of $3,122 and undistributed net investment income of $1,590, respectively)	$ 13,854,203	$ 8,550,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.03	$ 13.16	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.42	.35	.20	.26
Net realized and unrealized gain (loss)	1.30	1.81	(.91)	2.15	3.83
Total from investment operations	1.30	2.23	(.56)	2.35	4.09
Distributions from net investment income	- J	(.29)	(.27)	(.28)	(.26)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.87)	(.01)
Total distributions	(.08) M	(.36)	(.30) L	(2.15)	(.27) K
Net asset value, end of period	$ 16.25	$ 15.03	$ 13.16	$ 14.02	$ 13.82
Total Return B, C, D	8.63%	16.95%	(4.02)%	17.19%	40.89%
Ratios to Average Net Assets F, I
Expenses before reductions	.00% A, G	.00% G	.00% G	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.02% A	2.91%	2.50%	1.46%	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,405	$ 3,369	$ 1,559	$ 278	$ 145
Portfolio turnover rate	18% A	39%	42%	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H For the period April 8, 2009 (commencement of operations) to December 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share.

L Total distributions of $.30 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.022 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.072 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 13.15	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.41	.33	.19	.25
Net realized and unrealized gain (loss)	1.31	1.81	(.91)	2.14	3.83
Total from investment operations	1.30	2.22	(.58)	2.33	4.08
Distributions from net investment income	- I	(.28)	(.26)	(.26)	(.25)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.87)	(.01)
Total distributions	(.08) L	(.35)	(.29) K	(2.13)	(.26) J
Net asset value, end of period	$ 16.24	$ 15.02	$ 13.15	$ 14.02	$ 13.82
Total Return B, C, D	8.64%	16.88%	(4.17)%	17.05%	40.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.08)% A	2.81%	2.41%	1.36%	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,422	$ 4,600	$ 1,058	$ 116	$ 141
Portfolio turnover rate	18% A	39%	42%	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share.

K Total distributions of $.29 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.022 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.15	$ 14.02	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.39	.32	.17	.23
Net realized and unrealized gain (loss)	1.31	1.79	(.92)	2.14	3.84
Total from investment operations	1.29	2.18	(.60)	2.31	4.07
Distributions from net investment income	- I	(.27)	(.24)	(.24)	(.23)
Distributions from net realized gain	(.07)	(.07)	(.02)	(1.87)	(.01)
Total distributions	(.08) M	(.33) L	(.27) K	(2.11)	(.25) J
Net asset value, end of period	$ 16.21	$ 15.00	$ 13.15	$ 14.02	$ 13.82
Total Return B, C, D	8.59%	16.64%	(4.32)%	16.92%	40.66%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.23)% A	2.66%	2.25%	1.21%	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027	$ 581	$ 137	$ 144	$ 141
Portfolio turnover rate	18% A	39%	42%	194%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.022 per share.

L Total distributions of $.33 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.069 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.9	10.6
VIP Equity-Income Portfolio Initial Class	11.7	11.4
VIP Growth & Income Portfolio Initial Class	13.3	12.9
VIP Growth Portfolio Initial Class	11.0	10.6
VIP Mid Cap Portfolio Initial Class	3.2	3.2
VIP Value Portfolio Initial Class	8.6	8.4
VIP Value Strategies Portfolio Initial Class	4.2	4.2
	62.9	61.3
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.4	17.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.0	5.5
High Yield Bond Funds
VIP High Income Portfolio Initial Class	9.5	10.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	5.2	5.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	62.9%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	5.2%

Six months ago
Domestic Equity Funds	61.3%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.3%

Expected
Domestic Equity Funds	61.9%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	6.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2045 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 62.9%
VIP Contrafund Portfolio Initial Class	3,982	$ 117,320
VIP Equity-Income Portfolio Initial Class	5,518	125,805
VIP Growth & Income Portfolio Initial Class	8,517	143,679
VIP Growth Portfolio Initial Class	2,518	118,069
VIP Mid Cap Portfolio Initial Class	1,023	34,657
VIP Value Portfolio Initial Class	6,417	92,913
VIP Value Strategies Portfolio Initial Class	3,626	45,288
TOTAL DOMESTIC EQUITY FUNDS (Cost $496,933)		677,731
International Equity Funds - 22.4%

Developed International Equity Funds - 17.4%
VIP Overseas Portfolio Initial Class	11,027	187,677
Emerging Markets Equity Funds - 5.0%
VIP Emerging Markets Portfolio Initial Class	6,469	54,212
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $205,981)		241,889
Bond Funds - 14.7%
	Shares	Value
High Yield Bond Funds - 9.5%
VIP High Income Portfolio Initial Class	17,433	$ 101,807
Investment Grade Bond Funds - 5.2%
VIP Investment Grade Bond Portfolio Initial Class	4,433	56,429
TOTAL BOND FUNDS (Cost $149,117)		158,236
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $852,031)		1,077,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(166)
NET ASSETS - 100%		$ 1,077,690
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $852,031) - See accompanying schedule		$ 1,077,856
Receivable for investments sold		439
Receivable for fund shares sold		493
Total assets		1,078,788

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	329
Payable for fund shares redeemed	603
Distribution and service plan fees payable	165
Total liabilities		1,098

Net Assets		$ 1,077,690
Net Assets consist of:
Paid in capital		$ 848,927
Accumulated net investment loss		(838)
Accumulated undistributed net realized gain (loss) on investments		3,776
Net unrealized appreciation (depreciation) on investments		225,825
Net Assets		$ 1,077,690

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($152,828 ÷ 9,489 shares)	$ 16.11

Service Class: Net Asset Value, offering price and redemption price per share ($165,842 ÷ 10,302 shares)	$ 16.10

Service Class 2: Net Asset Value, offering price and redemption price per share ($759,020 ÷ 47,250 shares)	$ 16.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 110

Expenses
Distribution and service plan fees	$ 948
Independent trustees' compensation	2
Total expenses before reductions	950
Expense reductions	(2)	948
Net investment income (loss)		(838)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,776
Capital gain distributions from underlying funds	629
Total net realized gain (loss)		4,405
Change in net unrealized appreciation (depreciation) on underlying funds		77,054
Net gain (loss)		81,459
Net increase (decrease) in net assets resulting from operations		$ 80,621

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (838)	$ 14,172
Net realized gain (loss)	4,405	8,432
Change in net unrealized appreciation (depreciation)	77,054	53,952
Net increase (decrease) in net assets resulting from operations	80,621	76,556
Distributions to shareholders from net investment income	-	(14,184)
Distributions to shareholders from net realized gain	(3,950)	(15,172)
Total distributions	(3,950)	(29,356)
Share transactions - net increase (decrease)	245,526	380,344
Total increase (decrease) in net assets	322,197	427,544

Net Assets
Beginning of period	755,493	327,949
End of period (including accumulated net investment loss of $838 and $0, respectively)	$ 1,077,690	$ 755,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.38	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.44	.27	.24	.26
Net realized and unrealized gain (loss)	1.34	1.84	(.89)	2.14	3.87
Total from investment operations	1.34	2.28	(.62)	2.38	4.13
Distributions from net investment income	-	(.30)	(.28)	(.29)	(.26)
Distributions from net realized gain	(.06)	(.53)	(.34)	(1.34)	(.01)
Total distributions	(.06)	(.83)	(.61) I	(1.63)	(.27)
Net asset value, end of period	$ 16.11	$ 14.83	$ 13.38	$ 14.61	$ 13.86
Total Return B, C	9.08%	17.33%	(4.41)%	17.37%	41.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.02% A	3.07%	1.88%	1.65%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 153	$ 136	$ 95	$ 121	$ 145
Portfolio turnover rate	54% A	16%	29%	17%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.61 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.38	$ 14.61	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.43	.26	.22	.25
Net realized and unrealized gain (loss)	1.34	1.83	(.89)	2.14	3.87
Total from investment operations	1.33	2.26	(.63)	2.36	4.12
Distributions from net investment income	-	(.29)	(.26)	(.28)	(.25)
Distributions from net realized gain	(.06)	(.53)	(.34)	(1.34)	(.01)
Total distributions	(.06)	(.81) I	(.60)	(1.61) H	(.26)
Net asset value, end of period	$ 16.10	$ 14.83	$ 13.38	$ 14.61	$ 13.86
Total Return B, C	9.01%	17.24%	(4.52)%	17.23%	41.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.08)% A	2.97%	1.78%	1.55%	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166	$ 134	$ 90	$ 117	$ 141
Portfolio turnover rate	54% A	16%	29%	17%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period April 8, 2009 (commencement of operations) to December 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share.

I Total distributions of $.81 per share is comprised of distributions from net investment income of $.289 and distributions from net realized gain of $.525 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.38	$ 14.61	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.41	.23	.20	.24
Net realized and unrealized gain (loss)	1.33	1.83	(.88)	2.15	3.86
Total from investment operations	1.31	2.24	(.65)	2.35	4.10
Distributions from net investment income	-	(.28)	(.25)	(.25)	(.24)
Distributions from net realized gain	(.06)	(.53)	(.34)	(1.34)	(.01)
Total distributions	(.06)	(.81)	(.58) I	(1.59)	(.25)
Net asset value, end of period	$ 16.06	$ 14.81	$ 13.38	$ 14.61	$ 13.85
Total Return B,C,D	8.89%	17.02%	(4.64)%	17.15%	40.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.23)% A	2.82%	1.63%	1.40%	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 486	$ 143	$ 126	$ 141
Portfolio turnover rate	54% A	16%	29%	17%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.0	10.9
VIP Equity-Income Portfolio Initial Class	11.7	11.5
VIP Growth & Income Portfolio Initial Class	13.4	13.1
VIP Growth Portfolio Initial Class	11.2	10.9
VIP Mid Cap Portfolio Initial Class	3.3	3.2
VIP Value Portfolio Initial Class	8.6	8.6
VIP Value Strategies Portfolio Initial Class	4.2	4.3
	63.4	62.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	17.6	18.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.1	5.6
High Yield Bond Funds
VIP High Income Portfolio Initial Class	9.7	10.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	4.2	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	63.4%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	9.7%
Investment Grade Bond Funds	4.2%

Six months ago
Domestic Equity Funds	62.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	5.6%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	3.5%

Expected
Domestic Equity Funds	62.4%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Domestic Equity Funds - 63.4%
VIP Contrafund Portfolio Initial Class	7,856	$ 231,430
VIP Equity-Income Portfolio Initial Class	10,782	245,827
VIP Growth & Income Portfolio Initial Class	16,649	280,874
VIP Growth Portfolio Initial Class	5,013	235,043
VIP Mid Cap Portfolio Initial Class	2,005	67,908
VIP Value Portfolio Initial Class	12,497	180,957
VIP Value Strategies Portfolio Initial Class	7,076	88,384
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,076,620)		1,330,423
International Equity Funds - 22.7%

Developed International Equity Funds - 17.6%
VIP Overseas Portfolio Initial Class	21,703	369,381
Emerging Markets Equity Funds - 5.1%
VIP Emerging Markets Portfolio Initial Class	12,761	106,935
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $429,643)		476,316
Bond Funds - 13.9%
	Shares	Value
High Yield Bond Funds - 9.7%
VIP High Income Portfolio Initial Class	35,005	$ 204,430
Investment Grade Bond Funds - 4.2%
VIP Investment Grade Bond Portfolio Initial Class	6,890	87,709
TOTAL BOND FUNDS (Cost $285,840)		292,139
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,792,103)		2,098,878
NET OTHER ASSETS (LIABILITIES) - 0.0%		(239)
NET ASSETS - 100%		$ 2,098,639
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,792,103) - See accompanying schedule		$ 2,098,878
Cash		1
Receivable for fund shares sold		1,487
Total assets		2,100,366

Liabilities
Payable for investments purchased	$ 1,215
Payable for fund shares redeemed	273
Distribution and service plan fees payable	239
Total liabilities		1,727

Net Assets		$ 2,098,639
Net Assets consist of:
Paid in capital		$ 1,794,301
Accumulated net investment loss		(1,042)
Accumulated undistributed net realized gain (loss) on investments		(1,395)
Net unrealized appreciation (depreciation) on investments		306,775
Net Assets		$ 2,098,639

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($608,117 ÷ 41,658 shares)	$ 14.60

Service Class: Net Asset Value, offering price and redemption price per share ($523,073 ÷ 35,859 shares)	$ 14.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($967,449 ÷ 66,463 shares)	$ 14.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 199

Expenses
Distribution and service plan fees	$ 1,209
Independent trustees' compensation	3
Total expenses before reductions	1,212
Expense reductions	(3)	1,209
Net investment income (loss)		(1,010)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	876
Capital gain distributions from underlying funds	1,132
Total net realized gain (loss)		2,008
Change in net unrealized appreciation (depreciation) on underlying funds		138,724
Net gain (loss)		140,732
Net increase (decrease) in net assets resulting from operations		$ 139,722

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,010)	$ 26,288
Net realized gain (loss)	2,008	13,852
Change in net unrealized appreciation (depreciation)	138,724	76,485
Net increase (decrease) in net assets resulting from operations	139,722	116,625
Distributions to shareholders from net investment income	(367)	(25,863)
Distributions to shareholders from net realized gain	(5,872)	(74,006)
Total distributions	(6,239)	(99,869)
Share transactions - net increase (decrease)	643,921	797,658
Total increase (decrease) in net assets	777,404	814,414

Net Assets
Beginning of period	1,321,235	506,821
End of period (including accumulated net investment loss of $1,042 and undistributed net investment income of $335, respectively)	$ 2,098,639	$ 1,321,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 13.34	$ 15.82	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.47	.26	.39	.26
Net realized and unrealized gain (loss)	1.24	1.72	(1.03)	2.06	4.01
Total from investment operations	1.24	2.19	(.77)	2.45	4.27
Distributions from net investment income	- J	(.28)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.05)	(1.84)	(1.43)	(.36)	(.01)
Total distributions	(.05)	(2.12)	(1.71)	(.64)	(.26)
Net asset value, end of period	$ 14.60	$ 13.41	$ 13.34	$ 15.82	$ 14.01
Total Return B, C, D	9.27%	17.64%	(4.93)%	17.58%	42.70%
Ratios to Average Net Assets F,I
Expenses before reductions	.00% A, G	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.02% A	3.57%	1.67%	2.64%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 608	$ 441	$ 253	$ 666	$ 159
Portfolio turnover rate	20% A	24%	92%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H For the period April 8, 2009 (commencement of operations) to December 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 13.34	$ 15.82	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.46	.25	.37	.25
Net realized and unrealized gain (loss)	1.24	1.73	(1.04)	2.07	4.00
Total from investment operations	1.23	2.19	(.79)	2.44	4.25
Distributions from net investment income	- I	(.27)	(.26)	(.26)	(.24)
Distributions from net realized gain	(.05)	(1.84)	(1.43)	(.36)	(.01)
Total distributions	(.05)	(2.12) J	(1.69)	(.62)	(.25)
Net asset value, end of period	$ 14.59	$ 13.41	$ 13.34	$ 15.82	$ 14.00
Total Return B, C, D	9.19%	17.59%	(5.06)%	17.53%	42.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.08)% A	3.47%	1.57%	2.54%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 523	$ 490	$ 91	$ 118	$ 143
Portfolio turnover rate	20% A	24%	92%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $2.12 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $1.843 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 13.33	$ 15.81	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.43	.22	.35	.23
Net realized and unrealized gain (loss)	1.24	1.73	(1.02)	2.06	4.01
Total from investment operations	1.22	2.16	(.80)	2.41	4.24
Distributions from net investment income	- I	(.26)	(.25)	(.24)	(.23)
Distributions from net realized gain	(.05)	(1.84)	(1.43)	(.36)	(.01)
Total distributions	(.05)	(2.10)	(1.68)	(.60)	(.24)
Net asset value, end of period	$ 14.56	$ 13.39	$ 13.33	$ 15.81	$ 14.00
Total Return B, C, D	9.13%	17.38%	(5.16)%	17.30%	42.37%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.23)% A	3.32%	1.42%	2.39%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 390	$ 163	$ 142	$ 147
Portfolio turnover rate	20% A	24%	92%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period April 8, 2009 (commencement of operations) to December 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Freedom Income PortfolioSM, VIP Freedom 2005 PortfolioSM, VIP Freedom 2010 PortfolioSM, VIP Freedom 2015 PortfolioSM, VIP Freedom 2020 PortfolioSM, VIP Freedom 2025 PortfolioSM, VIP Freedom 2030 PortfolioSM, VIP Freedom 2035 PortfolioSM, VIP Freedom 2040 PortfolioSM, VIP Freedom 2045 PortfolioSM and VIP Freedom 2050 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$ 26,107,053	$ 844,826	$ (278,249)	$ 566,577
VIP Freedom 2005	7,641,929	240,011	(262,099)	(22,088)
VIP Freedom 2010	241,418,052	17,571,384	(6,885,860)	10,685,524
VIP Freedom 2015	98,899,434	11,397,576	(3,377,004)	8,020,572
VIP Freedom 2020	623,462,148	75,379,765	(17,183,278)	58,196,487
VIP Freedom 2025	70,810,028	8,674,777	(1,874,764)	6,800,013
VIP Freedom 2030	191,277,582	21,081,786	(6,036,193)	15,045,593
VIP Freedom 2035	1,270,771	271,364	(11,892)	259,472
VIP Freedom 2040	12,815,239	1,151,102	(111,415)	1,039,687
VIP Freedom 2045	853,298	228,340	(3,782)	224,558
VIP Freedom 2050	1,797,657	313,496	(12,275)	301,221

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration 2018	Total capital loss carryforward
VIP Freedom 2005	$ (76,635)	$ (76,635)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	7,418,157	4,167,719
VIP Freedom 2005	2,237,396	1,212,375
VIP Freedom 2010	41,057,576	17,063,708
VIP Freedom 2015	12,201,222	13,587,885
VIP Freedom 2020	70,135,773	43,955,531
VIP Freedom 2025	15,947,603	10,246,365
VIP Freedom 2030	39,690,357	10,741,246
VIP Freedom 2035	626,257	228,509
VIP Freedom 2040	5,492,311	956,424
VIP Freedom 2045	508,907	267,470
VIP Freedom 2050	819,936	182,010

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 1,287	$ 9,108	$ 10,395
VIP Freedom 2005	442	133	575
VIP Freedom 2010	12,511	225,074	237,585
VIP Freedom 2015	4,102	77,688	81,790
VIP Freedom 2020	24,481	680,427	704,908
VIP Freedom 2025	9,047	46,497	55,544
VIP Freedom 2030	17,528	131,433	148,961
VIP Freedom 2035	57	1,298	1,355
VIP Freedom 2040	2,750	1,057	3,807
VIP Freedom 2045	70	878	948
VIP Freedom 2050	261	948	1,209

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Income
Initial Class	.00%	$ 27
Service Class	.10%	1
Service Class 2.25%		17
VIP Freedom 2005
Initial Class	.00%	11
Service Class	.10%	2
VIP Freedom 2010
Initial Class	.00%	54
Service Class	.10%	45
Service Class 2.25%		328
VIP Freedom 2015
Initial Class	.00%	70
Service Class	.10%	15
Service Class 2.25%		116
VIP Freedom 2020
Initial Class	.00%	123
Service Class	.10%	90
Service Class 2.25%		999
VIP Freedom 2025
Initial Class	.00%	35
Service Class	.10%	32
Service Class 2.25%		66

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
VIP Freedom 2030
Initial Class	.00%	$ 79
Service Class	.10%	63
Service Class 2.25%		189
VIP Freedom 2035
Service Class 2.25%		2
VIP Freedom 2040
Initial Class	.00%	7
Service Class	.10%	10
Service Class 2.25%		1
VIP Freedom 2045
Service Class 2.25%		2
VIP Freedom 2050
Initial Class	.00%	1
Service Class	.10%	1
Service Class 2.25%		1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom Income
From net investment income
Initial Class	$ 1,259	$ 208,805
Service Class	231	35,216
Service Class 2	699	78,395
Total	$ 2,189	$ 322,416
From net realized gain
Initial Class	$ 79,343	$ 175,382
Service Class	14,533	31,602
Service Class 2	44,017	89,117
Total	$ 137,893	$ 296,101
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 95,401
Service Class	-	2,725
Service Class 2	-	3,488
Total	$ -	$ 101,614
From net realized gain
Initial Class	$ -	$ 38,826
Service Class	-	1,163
Service Class 2	-	1,628
Total	$ -	$ 41,617

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 513,310
Service Class	-	412,676
Service Class 2	-	2,741,808
Total	$ -	$ 3,667,794
From net realized gain
Initial Class	$ 209,789	$ 357,937
Service Class	188,398	320,340
Service Class 2	1,337,116	2,237,440
Total	$ 1,735,303	$ 2,915,717
VIP Freedom 2015
From net investment income
Initial Class	$ 9,812	$ 717,161
Service Class	2,064	123,156
Service Class 2	16,125	1,049,605
Total	$ 28,001	$ 1,889,922
From net realized gain
Initial Class	$ 392,466	$ 643,418
Service Class	82,552	117,879
Service Class 2	645,006	1,038,210
Total	$ 1,120,024	$ 1,799,507
VIP Freedom 2020
From net investment income
Initial Class	$ 10,805	$ 1,157,821
Service Class	8,322	865,656
Service Class 2	93,421	9,191,892
Total	$ 112,548	$ 11,215,369
From net realized gain
Initial Class	$ 518,653	$ 657,453
Service Class	399,463	509,270
Service Class 2	4,484,210	5,889,311
Total	$ 5,402,326	$ 7,056,034
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 322,574
Service Class	-	294,901
Service Class 2	-	519,975
Total	$ -	$ 1,137,450
From net realized gain
Initial Class	$ 171,121	$ 186,098
Service Class	149,554	147,320
Service Class 2	320,241	346,222
Total	$ 640,916	$ 679,640
VIP Freedom 2030
From net investment income
Initial Class	$ 10,785	$ 810,230
Service Class	8,894	633,316
Service Class 2	27,121	1,755,990
Total	$ 46,800	$ 3,199,536
From net realized gain
Initial Class	$ 316,366	$ 330,540
Service Class	260,883	280,641
Service Class 2	795,558	755,100
Total	$ 1,372,807	$ 1,366,281

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom 2035
From net investment income
Initial Class	$ 41	$ 2,496
Service Class	34	1,942
Service Class 2	299	14,646
Total	$ 374	$ 19,084
From net realized gain
Initial Class	$ 685	$ 525
Service Class	568	429
Service Class 2	5,027	3,310
Total	$ 6,280	$ 4,264
VIP Freedom 2040
From net investment income
Initial Class	$ 711	$ 63,792
Service Class	914	85,249
Service Class 2	143	10,008
Total	$ 1,768	$ 159,049
From net realized gain
Initial Class	$ 17,065	$ 14,342
Service Class	21,942	19,029
Service Class 2	3,422	2,337
Total	$ 42,429	$ 35,708
VIP Freedom 2045
From net investment income
Initial Class	$ -	$ 2,686
Service Class	-	2,545
Service Class 2	-	8,953
Total	$ -	$ 14,184
From net realized gain
Initial Class	$ 586	$ 3,882
Service Class	571	3,727
Service Class 2	2,793	7,563
Total	$ 3,950	$ 15,172
VIP Freedom 2050
From net investment income
Initial Class	$ 108	$ 8,896
Service Class	110	9,703
Service Class 2	149	7,264
Total	$ 367	$ 25,863
From net realized gain
Initial Class	$ 1,724	$ 36,328
Service Class	1,758	13,771
Service Class 2	2,390	23,907
Total	$ 5,872	$ 74,006

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom Income
Initial Class
Shares sold	405,282	506,250	$ 4,328,114	$ 5,321,423
Reinvestment of distributions	7,597	36,517	80,602	384,187
Shares redeemed	(242,463)	(272,479)	(2,590,045)	(2,874,050)
Net increase (decrease)	170,416	270,288	$ 1,818,671	$ 2,831,560
Service Class
Shares sold	111,521	82,410	$ 1,196,539	$ 870,420
Reinvestment of distributions	1,390	6,352	14,763	66,818
Shares redeemed	(27,083)	(100,761)	(289,228)	(1,053,819)
Net increase (decrease)	85,828	(11,999)	$ 922,074	$ (116,581)
Service Class 2
Shares sold	244,048	322,518	$ 2,594,975	$ 3,394,259
Reinvestment of distributions	4,226	15,998	44,716	167,513
Shares redeemed	(186,674)	(481,884)	(1,987,057)	(5,045,135)
Net increase (decrease)	61,600	(143,368)	$ 652,634	$ (1,483,363)
VIP Freedom 2005
Initial Class
Shares sold	73,690	132,470	$ 800,967	$ 1,382,914
Reinvestment of distributions	-	12,771	-	134,226
Shares redeemed	(61,229)	(109,991)	(660,843)	(1,139,278)
Net increase (decrease)	12,461	35,250	$ 140,124	$ 377,862
Service Class
Shares sold	103,460	9,826	$ 1,114,642	$ 102,541
Reinvestment of distributions	-	370	-	3,888
Shares redeemed	(7,291)	(3,024)	(79,152)	(31,330)
Net increase (decrease)	96,169	7,172	$ 1,035,490	$ 75,099
Service Class 2
Shares sold	4,931	8,838	$ 52,865	$ 92,263
Reinvestment of distributions	-	487	-	5,116
Shares redeemed	(19,295)	(8,497)	(205,488)	(85,318)
Net increase (decrease)	(14,364)	828	$ (152,623)	$ 12,061
VIP Freedom 2010
Initial Class
Shares sold	1,358,960	810,762	$ 15,798,754	$ 8,897,928
Reinvestment of distributions	18,467	78,947	209,789	871,247
Shares redeemed	(370,190)	(599,458)	(4,274,395)	(6,576,629)
Net increase (decrease)	1,007,237	290,251	$ 11,734,148	$ 3,192,546
Service Class
Shares sold	342,716	600,572	$ 3,938,725	$ 6,665,476
Reinvestment of distributions	16,599	66,530	188,398	733,016
Shares redeemed	(337,587)	(555,332)	(3,904,232)	(6,060,774)
Net increase (decrease)	21,728	111,770	$ 222,891	$ 1,337,718
Service Class 2
Shares sold	1,720,687	2,733,936	$ 19,737,339	$ 29,882,425
Reinvestment of distributions	118,329	453,521	1,337,116	4,979,248
Shares redeemed	(625,804)	(1,388,708)	(7,175,767)	(15,121,458)
Net increase (decrease)	1,213,212	1,798,749	$ 13,898,688	$ 19,740,215

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom 2015
Initial Class
Shares sold	267,177	672,186	$ 3,086,483	$ 7,512,932
Reinvestment of distributions	35,288	122,757	402,278	1,360,579
Shares redeemed	(326,537)	(1,290,134)	(3,791,218)	(14,331,975)
Net increase (decrease)	(24,072)	(495,191)	$ (302,457)	$ (5,458,464)
Service Class
Shares sold	251,037	381,833	$ 2,891,012	$ 4,217,950
Reinvestment of distributions	7,429	21,773	84,616	241,035
Shares redeemed	(76,657)	(561,029)	(887,350)	(6,154,990)
Net increase (decrease)	181,809	(157,423)	$ 2,088,278	$ (1,696,005)
Service Class 2
Shares sold	559,253	973,937	$ 6,430,219	$ 10,760,312
Reinvestment of distributions	58,249	189,185	661,131	2,087,815
Shares redeemed	(787,770)	(1,080,658)	(9,086,177)	(11,900,658)
Net increase (decrease)	(170,268)	82,464	$ (1,994,827)	$ 947,469
VIP Freedom 2020
Initial Class
Shares sold	2,778,268	1,647,927	$ 32,581,874	$ 18,136,371
Reinvestment of distributions	46,201	163,724	529,458	1,815,274
Shares redeemed	(688,359)	(1,302,769)	(8,085,752)	(14,476,639)
Net increase (decrease)	2,136,110	508,882	$ 25,025,580	$ 5,475,006
Service Class
Shares sold	600,552	922,752	$ 6,983,732	$ 10,165,437
Reinvestment of distributions	35,646	124,227	407,785	1,374,926
Shares redeemed	(385,539)	(568,382)	(4,482,414)	(6,216,861)
Net increase (decrease)	250,659	478,597	$ 2,909,103	$ 5,323,502
Service Class 2
Shares sold	1,691,411	6,045,967	$ 19,613,760	$ 65,633,205
Reinvestment of distributions	401,547	1,367,811	4,577,631	15,081,203
Shares redeemed	(1,730,030)	(2,763,924)	(20,068,581)	(30,408,681)
Net increase (decrease)	362,928	4,649,854	$ 4,122,810	$ 50,305,727
VIP Freedom 2025
Initial Class
Shares sold	267,798	233,426	$ 3,154,088	$ 2,546,455
Reinvestment of distributions	14,854	46,086	171,121	508,672
Shares redeemed	(160,787)	(242,195)	(1,901,250)	(2,657,164)
Net increase (decrease)	121,865	37,317	$ 1,423,959	$ 397,963
Service Class
Shares sold	474,510	1,168,675	$ 5,605,715	$ 13,125,656
Reinvestment of distributions	13,005	40,016	149,554	442,221
Shares redeemed	(356,258)	(442,575)	(4,232,208)	(4,814,177)
Net increase (decrease)	131,257	766,116	$ 1,523,061	$ 8,753,700
Service Class 2
Shares sold	793,762	1,282,953	$ 9,221,090	$ 13,795,302
Reinvestment of distributions	27,944	78,879	320,241	866,197
Shares redeemed	(527,164)	(991,383)	(6,138,549)	(10,870,675)
Net increase (decrease)	294,542	370,449	$ 3,402,782	$ 3,790,824

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom 2030
Initial Class
Shares sold	1,682,559	898,656	$ 19,452,107	$ 9,463,981
Reinvestment of distributions	29,158	106,281	327,151	1,140,770
Shares redeemed	(393,566)	(564,704)	(4,502,125)	(6,095,956)
Net increase (decrease)	1,318,151	440,233	$ 15,277,133	$ 4,508,795
Service Class
Shares sold	528,119	664,672	$ 6,038,961	$ 7,022,022
Reinvestment of distributions	24,066	85,273	269,777	913,957
Shares redeemed	(315,695)	(736,616)	(3,591,838)	(7,785,898)
Net increase (decrease)	236,490	13,329	$ 2,716,900	$ 150,081
Service Class 2
Shares sold	1,634,178	3,362,116	$ 18,612,389	$ 35,481,817
Reinvestment of distributions	73,651	234,938	822,679	2,511,089
Shares redeemed	(624,094)	(1,056,441)	(7,042,685)	(11,181,931)
Net increase (decrease)	1,083,735	2,540,613	$ 12,392,383	$ 26,810,975
VIP Freedom 2035
Initial Class
Shares sold	2,496	1,405	$ 43,406	$ 20,852
Reinvestment of distributions	44	194	726	3,021
Shares redeemed	(250)	(489)	(4,161)	(7,420)
Net increase (decrease)	2,290	1,110	$ 39,971	$ 16,453
Service Class
Shares sold	334	-	$ 5,633	$ -
Reinvestment of distributions	37	152	602	2,370
Shares redeemed	(3)	-	(53)	-
Net increase (decrease)	368	152	$ 6,182	$ 2,370
Service Class 2
Shares sold	35,520	36,092	$ 592,128	$ 555,796
Reinvestment of distributions	326	1,155	5,326	17,956
Shares redeemed	(14,470)	(5,852)	(240,136)	(85,650)
Net increase (decrease)	21,376	31,395	$ 357,318	$ 488,102
VIP Freedom 2040
Initial Class
Shares sold	183,421	190,414	$ 2,975,573	$ 2,787,250
Reinvestment of distributions	1,135	5,266	17,776	78,134
Shares redeemed	(14,578)	(90,035)	(232,953)	(1,291,491)
Net increase (decrease)	169,978	105,645	$ 2,760,396	$ 1,573,893
Service Class
Shares sold	129,047	269,625	$ 2,062,826	$ 3,978,915
Reinvestment of distributions	1,460	7,029	22,856	104,277
Shares redeemed	(41,231)	(50,822)	(659,740)	(731,927)
Net increase (decrease)	89,276	225,832	$ 1,425,942	$ 3,351,265
Service Class 2
Shares sold	37,804	29,964	$ 599,687	$ 436,786
Reinvestment of distributions	228	833	3,565	12,345
Shares redeemed	(13,398)	(2,501)	(212,747)	(37,142)
Net increase (decrease)	24,634	28,296	$ 390,505	$ 411,989

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
VIP Freedom 2045
Initial Class
Shares sold	526	1,911	$ 8,429	$ 27,316
Reinvestment of distributions	38	458	586	6,568
Shares redeemed	(235)	(288)	(3,687)	(4,149)
Net increase (decrease)	329	2,081	$ 5,328	$ 29,735
Service Class
Shares sold	1,727	1,905	$ 27,570	$ 28,391
Reinvestment of distributions	37	437	571	6,272
Shares redeemed	(495)	(64)	(7,844)	(965)
Net increase (decrease)	1,269	2,278	$ 20,297	$ 33,698
Service Class 2
Shares sold	30,550	25,555	$ 477,115	$ 366,613
Reinvestment of distributions	181	1,144	2,793	16,516
Shares redeemed	(16,263)	(4,594)	(260,007)	(66,218)
Net increase (decrease)	14,468	22,105	$ 219,901	$ 316,911
VIP Freedom 2050
Initial Class
Shares sold	13,163	19,347	$ 189,087	$ 252,461
Reinvestment of distributions	131	3,546	1,832	45,224
Shares redeemed	(4,521)	(8,948)	(64,495)	(117,392)
Net increase (decrease)	8,773	13,945	$ 126,424	$ 180,293
Service Class
Shares sold	2,307	28,158	$ 33,325	$ 377,910
Reinvestment of distributions	133	1,818	1,868	23,474
Shares redeemed	(3,097)	(274)	(45,164)	(3,695)
Net increase (decrease)	(657)	29,702	$ (9,971)	$ 397,689
Service Class 2
Shares sold	42,221	17,914	$ 600,864	$ 233,914
Reinvestment of distributions	181	2,441	2,539	31,171
Shares redeemed	(5,085)	(3,452)	(75,935)	(45,409)
Net increase (decrease)	37,317	16,903	$ 527,468	$ 219,676

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following VIP Freedom Portfolios were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020
VIP Emerging Markets Portfolio	21%
VIP Value Portfolio	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	43%
VIP Value Portfolio	42%

Semiannual Report

8. Other - continued

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	57	-	-
VIP Freedom 2005	83	1	16
VIP Freedom 2010	-	1	74
VIP Freedom 2015	30	1	26
VIP Freedom 2020	-	1	73
VIP Freedom 2025	20	3	60
VIP Freedom 2030	-	3	70
VIP Freedom 2035	16	4	72
VIP Freedom 2040	-	3	91
VIP Freedom 2045	29	2	49
VIP Freedom 2050	-	3	75

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0813
1.819548.109

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Lifetime Income® I Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income II Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income III Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,030.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.8	4.9
VIP Equity-Income Portfolio Investor Class	5.0	5.2
VIP Growth & Income Portfolio Investor Class	5.7	5.9
VIP Growth Portfolio Investor Class	4.9	4.8
VIP Mid Cap Portfolio Investor Class	1.4	1.4
VIP Value Portfolio Investor Class	3.7	3.9
VIP Value Strategies Portfolio Investor Class	1.8	1.9
	27.3	28.0
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	7.6	8.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.2	2.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	42.8	41.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	15.1	14.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.3%
Developed International Equity Funds	7.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	42.8%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	28.0%
Developed International Equity Funds	8.2%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	41.3%
Short-Term Funds	14.9%

Expected
Domestic Equity Funds	24.7%
Developed International Equity Funds	6.9%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	46.3%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Domestic Equity Funds - 27.3%
VIP Contrafund Portfolio Investor Class	20,194	$ 592,482
VIP Equity-Income Portfolio Investor Class	27,548	625,892
VIP Growth & Income Portfolio Investor Class	42,565	715,948
VIP Growth Portfolio Investor Class	12,952	605,654
VIP Mid Cap Portfolio Investor Class	5,122	172,873
VIP Value Portfolio Investor Class	31,798	460,113
VIP Value Strategies Portfolio Investor Class	18,003	223,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,184,101)		3,396,745
International Equity Funds - 9.8%

Developed International Equity Funds - 7.6%
VIP Overseas Portfolio Investor Class R	55,854	947,285
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Investor Class R	32,128	268,265
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,380,443)		1,215,550
Bond Funds - 47.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	105,962	$ 616,699
Investment Grade Bond Funds - 42.8%
VIP Investment Grade Bond Portfolio Investor Class	419,843	5,327,803
TOTAL BOND FUNDS (Cost $6,010,609)		5,944,502
Short-Term Funds - 15.1%

VIP Money Market Portfolio Investor Class (Cost $1,879,469)	1,879,469	1,879,469
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,454,622)		12,436,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 12,436,267
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $12,454,622) - See accompanying schedule	$ 12,436,266
Receivable for investments sold	206
Total assets	12,436,472

Liabilities
Payable for fund shares redeemed	205

Net Assets	$ 12,436,267
Net Assets consist of:
Paid in capital	$ 12,470,767
Undistributed net investment income	1,940
Accumulated undistributed net realized gain (loss) on investments	(18,084)
Net unrealized appreciation (depreciation) on investments	(18,356)
Net Assets, for 1,185,121 shares outstanding	$ 12,436,267
Net Asset Value, offering price and redemption price per share ($12,436,267 ÷ 1,185,121 shares)	$ 10.49

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 988

Expenses
Independent trustees' compensation	$ 23
Total expenses before reductions	23
Expense reductions	(23)	0
Net investment income (loss)		988
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	34,585
Capital gain distributions from underlying funds	3,680
Total net realized gain (loss)		38,265
Change in net unrealized appreciation (depreciation) on underlying funds		313,043
Net gain (loss)		351,308
Net increase (decrease) in net assets resulting from operations		$ 352,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 988	$ 225,817
Net realized gain (loss)	38,265	243,848
Change in net unrealized appreciation (depreciation)	313,043	657,851
Net increase (decrease) in net assets resulting from operations	352,296	1,127,516
Distributions to shareholders from net investment income	-	(224,866)
Distributions to shareholders from net realized gain	(91,270)	(219,217)
Total distributions	(91,270)	(444,083)
Share transactions Proceeds from sales of shares	845,209	1,367,992
Reinvestment of distributions	91,270	444,083
Cost of shares redeemed	(797,860)	(1,205,660)
Net increase (decrease) in net assets resulting from share transactions	138,619	606,415
Total increase (decrease) in net assets	399,645	1,289,848

Net Assets
Beginning of period	12,036,622	10,746,774
End of period (including undistributed net investment income of $1,940 and undistributed net investment income of $952, respectively)	$ 12,436,267	$ 12,036,622
Other Information Shares
Sold	79,854	131,981
Issued in reinvestment of distributions	8,776	43,598
Redeemed	(76,232)	(117,015)
Net increase (decrease)	12,398	58,564

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.65	$ 9.88	$ 9.13	$ 7.81	$ 11.21
Income from Investment Operations
Net investment income (loss) E	- I	.20	.22	.21	.36	.33
Net realized and unrealized gain (loss)	.31	.80	(.17)	.87	1.40	(2.85)
Total from investment operations	.31	1.00	.05	1.08	1.76	(2.52)
Distributions from net investment income	-	(.20)	(.21)	(.22)	(.36)	(.37)
Distributions from net realized gain	(.08)	(.19)	(.06)	(.11)	(.08)	(.51)
Total distributions	(.08)	(.39)	(.28) J	(.33)	(.44)	(.88)
Net asset value, end of period	$ 10.49	$ 10.26	$ 9.65	$ 9.88	$ 9.13	$ 7.81
Total Return B, C, D	3.00%	10.42%	.48%	11.84%	22.76%	(22.68)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	1.97%	2.25%	2.26%	4.28%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,436	$ 12,037	$ 10,747	$ 10,345	$ 8,773	$ 7,648
Portfolio turnover rate	22% A	19%	17%	26%	20%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.0	5.8
VIP Equity-Income Portfolio Investor Class	6.4	6.2
VIP Growth & Income Portfolio Investor Class	7.3	7.0
VIP Growth Portfolio Investor Class	6.1	5.8
VIP Mid Cap Portfolio Investor Class	1.7	1.7
VIP Value Portfolio Investor Class	4.7	4.6
VIP Value Strategies Portfolio Investor Class	2.3	2.3
	34.5	33.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.5	9.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.7	3.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	38.7	39.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.6	9.3
Net Other Assets (Liabilities)	0.0*	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	34.5%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	38.7%
Short-Term Funds	9.6%

Six months ago
Domestic Equity Funds	33.4%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	39.4%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	33.3%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	39.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Domestic Equity Funds - 34.5%
VIP Contrafund Portfolio Investor Class	43,544	$ 1,277,581
VIP Equity-Income Portfolio Investor Class	59,757	1,357,676
VIP Growth & Income Portfolio Investor Class	92,295	1,552,397
VIP Growth Portfolio Investor Class	27,718	1,296,095
VIP Mid Cap Portfolio Investor Class	11,066	373,476
VIP Value Portfolio Investor Class	69,071	999,454
VIP Value Strategies Portfolio Investor Class	39,059	485,500
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,984,903)		7,342,179
International Equity Funds - 12.2%

Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Investor Class R	119,412	2,025,233
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Investor Class R	68,616	572,944
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,011,836)		2,598,177
Bond Funds - 43.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	182,883	$ 1,064,380
Investment Grade Bond Funds - 38.7%
VIP Investment Grade Bond Portfolio Investor Class	649,576	8,243,116
TOTAL BOND FUNDS (Cost $9,392,037)		9,307,496
Short-Term Funds - 9.6%

VIP Money Market Portfolio Investor Class (Cost $2,042,947)	2,042,947	2,042,947
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,431,723)		21,290,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$ 21,290,801
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $21,431,723) - See accompanying schedule	$ 21,290,799
Cash	1
Receivable for investments sold	353
Total assets	21,291,153

Liabilities
Payable for fund shares redeemed	352

Net Assets	$ 21,290,801
Net Assets consist of:
Paid in capital	$ 22,047,816
Distributions in excess of net investment income	(1,702)
Accumulated undistributed net realized gain (loss) on investments	(614,389)
Net unrealized appreciation (depreciation) on investments	(140,924)
Net Assets, for 1,977,691 shares outstanding	$ 21,290,801
Net Asset Value, offering price and redemption price per share ($21,290,801 ÷ 1,977,691 shares)	$ 10.77

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,570

Expenses
Independent trustees' compensation	$ 39
Total expenses before reductions	39
Expense reductions	(39)	0
Net investment income (loss)		1,570
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	32,444
Capital gain distributions from underlying funds	7,694
Total net realized gain (loss)		40,138
Change in net unrealized appreciation (depreciation) on underlying funds		755,214
Net gain (loss)		795,352
Net increase (decrease) in net assets resulting from operations		$ 796,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,570	$ 383,936
Net realized gain (loss)	40,138	368,989
Change in net unrealized appreciation (depreciation)	755,214	1,204,692
Net increase (decrease) in net assets resulting from operations	796,922	1,957,617
Distributions to shareholders from net investment income	(3,982)	(381,234)
Distributions to shareholders from net realized gain	-	(166,559)
Total distributions	(3,982)	(547,793)
Share transactions Proceeds from sales of shares	1,472,153	4,336,852
Reinvestment of distributions	3,982	547,793
Cost of shares redeemed	(700,050)	(3,166,240)
Net increase (decrease) in net assets resulting from share transactions	776,085	1,718,405
Total increase (decrease) in net assets	1,569,025	3,128,229

Net Assets
Beginning of period	19,721,776	16,593,547
End of period (including distributions in excess of net investment income of $1,702 and undistributed net investment income of $710, respectively)	$ 21,290,801	$ 19,721,776
Other Information Shares
Sold	138,604	420,942
Issued in reinvestment of distributions	375	53,184
Redeemed	(64,998)	(308,787)
Net increase (decrease)	73,981	165,339

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.55	$ 9.79	$ 8.90	$ 7.42	$ 11.68
Income from Investment Operations
Net investment income (loss) E	- I	.21	.23	.21	.34	.29
Net realized and unrealized gain (loss)	.41	.90	(.21)	.95	1.59	(3.57)
Total from investment operations	.41	1.11	.02	1.16	1.93	(3.28)
Distributions from net investment income	- I	(.21)	(.22)	(.22)	(.36)	(.34)
Distributions from net realized gain	-	(.09)	(.04)	(.05)	(.09)	(.64)
Total distributions	- I	(.30)	(.26)	(.27)	(.45)	(.98)
Net asset value, end of period	$ 10.77	$ 10.36	$ 9.55	$ 9.79	$ 8.90	$ 7.42
Total Return B, C, D	3.98%	11.60%	.25%	12.99%	26.44%	(28.49)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.01% A	2.06%	2.33%	2.22%	4.25%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,291	$ 19,722	$ 16,594	$ 14,637	$ 14,172	$ 12,892
Portfolio turnover rate	12% A	25%	12%	23%	21%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	8.7
VIP Equity-Income Portfolio Investor Class	9.5	9.3
VIP Growth & Income Portfolio Investor Class	10.9	10.6
VIP Growth Portfolio Investor Class	9.1	8.7
VIP Mid Cap Portfolio Investor Class	2.6	2.6
VIP Value Portfolio Investor Class	7.0	7.0
VIP Value Strategies Portfolio Investor Class	3.4	3.4
	51.5	50.3
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.3	14.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.1	4.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.4	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	22.6	22.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.1	0.1
Net Other Assets (Liabilities)	0.0	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	51.5%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	22.6%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	50.3%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.5%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	22.7%
Short-Term Funds	0.1%

Expected
Domestic Equity Funds	50.2%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	23.7%
Short-Term Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Domestic Equity Funds - 51.5%
VIP Contrafund Portfolio Investor Class	30,118	$ 883,676
VIP Equity-Income Portfolio Investor Class	41,358	939,658
VIP Growth & Income Portfolio Investor Class	63,785	1,072,865
VIP Growth Portfolio Investor Class	19,067	891,577
VIP Mid Cap Portfolio Investor Class	7,679	259,161
VIP Value Portfolio Investor Class	47,829	692,088
VIP Value Strategies Portfolio Investor Class	27,121	337,116
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,759,431)		5,076,141
International Equity Funds - 18.4%

Developed International Equity Funds - 14.3%
VIP Overseas Portfolio Investor Class R	82,869	1,405,450
Emerging Markets Equity Funds - 4.1%
VIP Emerging Markets Portfolio Investor Class R	48,344	403,675
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,015,185)		1,809,125
Bond Funds - 30.0%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	124,363	$ 723,792
Investment Grade Bond Funds - 22.6%
VIP Investment Grade Bond Portfolio Investor Class	175,780	2,230,642
TOTAL BOND FUNDS (Cost $3,008,229)		2,954,434
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $15,358)	15,358	15,358
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,798,203)		9,855,058
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 9,855,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $9,798,203) - See accompanying schedule	$ 9,855,058
Receivable for investments sold	163
Total assets	9,855,221

Liabilities
Payable for fund shares redeemed	163

Net Assets	$ 9,855,058
Net Assets consist of:
Paid in capital	$ 9,844,509
Undistributed net investment income	589
Accumulated undistributed net realized gain (loss) on investments	(46,895)
Net unrealized appreciation (depreciation) on investments	56,855
Net Assets, for 924,576 shares outstanding	$ 9,855,058
Net Asset Value, offering price and redemption price per share ($9,855,058 ÷ 924,576 shares)	$ 10.66

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 759

Expenses
Independent trustees' compensation	$ 16
Total expenses before reductions	16
Expense reductions	(16)	0
Net investment income (loss)		759
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,750
Capital gain distributions from underlying funds	4,609
Total net realized gain (loss)		14,359
Change in net unrealized appreciation (depreciation) on underlying funds		546,074
Net gain (loss)		560,433
Net increase (decrease) in net assets resulting from operations		$ 561,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 759	$ 178,493
Net realized gain (loss)	14,359	158,158
Change in net unrealized appreciation (depreciation)	546,074	735,684
Net increase (decrease) in net assets resulting from operations	561,192	1,072,335
Distributions to shareholders from net investment income	(1,683)	(176,434)
Distributions to shareholders from net realized gain	(15,990)	(52,606)
Total distributions	(17,673)	(229,040)
Share transactions Proceeds from sales of shares	1,769,296	1,393,113
Reinvestment of distributions	17,673	229,040
Cost of shares redeemed	(794,430)	(970,490)
Net increase (decrease) in net assets resulting from share transactions	992,539	651,663
Total increase (decrease) in net assets	1,536,058	1,494,958

Net Assets
Beginning of period	8,319,000	6,824,042
End of period (including undistributed net investment income of $589 and undistributed net investment income of $1,513, respectively)	$ 9,855,058	$ 8,319,000
Other Information Shares
Sold	166,171	142,165
Issued in reinvestment of distributions	1,706	23,135
Redeemed	(75,710)	(97,600)
Net increase (decrease)	92,167	67,700

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 8.92	$ 9.37	$ 8.28	$ 6.72	$ 11.90
Income from Investment Operations
Net investment income (loss) E	- I	.23	.20	.18	.24	.24
Net realized and unrealized gain (loss)	.69	1.12	(.42)	1.14	1.76	(4.36)
Total from investment operations	.69	1.35	(.22)	1.32	2.00	(4.12)
Distributions from net investment income	- I	(.22)	(.20)	(.19)	(.26)	(.27)
Distributions from net realized gain	(.02)	(.07)	(.03)	(.04)	(.18)	(.79)
Total distributions	(.02)	(.28) J	(.23)	(.23)	(.44)	(1.06)
Net asset value, end of period	$ 10.66	$ 9.99	$ 8.92	$ 9.37	$ 8.28	$ 6.72
Total Return B, C, D	6.92%	15.20%	(2.36)%	15.98%	30.34%	(35.25)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.34%	2.13%	2.03%	3.33%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,855	$ 8,319	$ 6,824	$ 6,741	$ 6,630	$ 5,419
Portfolio turnover rate	22% A	20%	16%	20%	10%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.28 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$ 12,501,766	$ 424,795	$ (490,295)	$ (65,500)
VIP Freedom Lifetime Income II	21,578,840	738,647	(1,026,688)	(288,041)
VIP Freedom Lifetime Income III	9,857,707	540,870	(543,519)	(2,649)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	Total with expiration
VIP Freedom Lifetime Income II	$ (210,741)	$ (289,171)	$ (499,912)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	1,396,875	1,344,860
VIP Freedom Lifetime Income II	1,990,355	1,208,990
VIP Freedom Lifetime Income III	1,978,150	997,915

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Lifetime Income I	.00%	$ 23
VIP Freedom Lifetime Income II	.00%	39
VIP Freedom Lifetime Income III	.00%	16

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0813
1.816202.107

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 50% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 60% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 70% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 85% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,011.00	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,010.10	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,011.00	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,045.20	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,044.40	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,046.20	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,059.50	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP FundsManager 60% Portfolio
Service Class 2.35%
Actual		$ 1,000.00	$ 1,058.60	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,059.50	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,072.70	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,070.90	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,071.70	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,096.70	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,094.80	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,095.50	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each class' annualized expense ratio.

Semiannual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.1	0.0*
Fidelity Automotive Portfolio	0.1	0.1
Fidelity Banking Portfolio	0.8	0.7
Fidelity Biotechnology Portfolio	0.5	0.3
Fidelity Blue Chip Growth Fund	0.0*	0.0*
Fidelity Brokerage & Investment Management Portfolio	0.7	0.5
Fidelity Capital Appreciation Fund	0.6	0.5
Fidelity Chemicals Portfolio	0.1	0.0*
Fidelity Commodity Strategy Fund	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.3	0.2
Fidelity Computers Portfolio	0.4	0.4
Fidelity Construction & Housing Portfolio	0.5	0.4
Fidelity Consumer Discretionary Portfolio	0.8	0.8
Fidelity Consumer Finance Portfolio	0.3	0.3
Fidelity Consumer Staples Portfolio	1.4	1.5
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.3	0.3
Fidelity Energy Portfolio	0.7	0.9
Fidelity Energy Service Portfolio	0.8	0.6
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.7	0.6
Fidelity Financial Services Portfolio	0.6	0.4
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.1	0.4
Fidelity Growth & Income Portfolio	0.0*	0.0
Fidelity Growth Company Fund	0.0*	0.0*
Fidelity Health Care Portfolio	1.3	1.2
Fidelity Independence Fund	0.1	0.2
Fidelity Industrial Equipment Portfolio	0.5	0.4
Fidelity Industrials Portfolio	1.1	0.9
Fidelity Insurance Portfolio	0.6	0.5
Fidelity IT Services Portfolio	0.3	0.3

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	0.2	0.1
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.0*	0.0*
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.5	0.4
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	0.1	0.0
Fidelity OTC Portfolio	0.4	0.0
Fidelity Pharmaceuticals Portfolio	0.3	0.4
Fidelity Real Estate Investment Portfolio	0.1	0.3
Fidelity Retailing Portfolio	0.1	0.3
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Discovery Fund	0.1	0.0
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	1.7	1.2
Fidelity Technology Portfolio	0.3	0.2
Fidelity Telecom and Utilities Fund	0.1	0.5
Fidelity Telecommunications Portfolio	0.2	0.2
Fidelity Transportation Portfolio	0.1	0.1
Fidelity Utilities Portfolio	0.0*	0.0*
Fidelity Value Fund	0.0*	0.0
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.0*	0.0*
VIP Energy Portfolio Investor Class	0.3	0.4
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	18.6	16.9
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.1	0.1
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity Diversified International Fund	0.6	0.6
Fidelity Emerging Asia Fund	0.4	0.7
Fidelity Emerging Markets Fund	0.1	0.3
Fidelity Europe Fund	0.1	0.0
Fidelity International Capital Appreciation Fund	0.2	0.2
Fidelity International Discovery Fund	0.5	0.5
Fidelity International Real Estate Fund	0.0*	0.1
Fidelity International Small Cap Fund	0.1	0.0*
Fidelity International Small Cap Opportunities Fund	0.3	0.3
Fidelity International Value Fund	0.1	0.1
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.1	0.0*
Fidelity Nordic Fund	0.2	0.2
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	1.0	1.0
	4.0	4.3
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.3	2.7
Fidelity Focused High Income Fund	0.2	0.3
Fidelity High Income Fund	0.7	1.7
Fidelity New Markets Income Fund	0.3	1.1
Fidelity Real Estate Income Fund	0.1	0.3
Spartan U.S. Bond Index Fund Investor Class	46.3	49.5
	49.9	55.6
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	1.9	2.0
Fidelity Institutional Prime Money Market Portfolio Class I	20.9	16.1
Fidelity Select Money Market Portfolio	4.7	5.1
	27.5	23.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2013
Domestic Equity Funds	18.6%
International Equity Funds	4.0%
Fixed Income Funds	49.9%
Money Market Funds	27.5%

As of December 31, 2012
Domestic Equity Funds	16.9%
International Equity Funds	4.3%
Fixed Income Funds	55.6%
Money Market Funds	23.2%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.6%
	Shares	Value
Domestic Equity Funds - 18.6%
Fidelity Air Transportation Portfolio	8,696	$ 413,850
Fidelity Automotive Portfolio	7,933	381,161
Fidelity Banking Portfolio	234,209	5,346,989
Fidelity Biotechnology Portfolio	22,606	3,204,443
Fidelity Blue Chip Growth Fund	2,575	143,379
Fidelity Brokerage & Investment Management Portfolio	85,333	5,161,809
Fidelity Capital Appreciation Fund	116,417	3,856,891
Fidelity Chemicals Portfolio	6,327	787,923
Fidelity Communications Equipment Portfolio	77,066	1,943,610
Fidelity Computers Portfolio	40,731	2,585,619
Fidelity Construction & Housing Portfolio	60,392	3,283,506
Fidelity Consumer Discretionary Portfolio	188,030	5,699,184
Fidelity Consumer Finance Portfolio	139,193	2,195,079
Fidelity Consumer Staples Portfolio	112,697	9,773,095
Fidelity Contrafund	290	24,871
Fidelity Defense & Aerospace Portfolio	1,229	124,936
Fidelity Disciplined Equity Fund	496	13,798
Fidelity Dividend Growth Fund	2,172	72,296
Fidelity Electronics Portfolio	42,812	2,300,740
Fidelity Energy Portfolio	87,296	4,858,882
Fidelity Energy Service Portfolio (a)	70,000	5,275,208
Fidelity Environmental & Alternative Energy Portfolio	11,014	210,152
Fidelity Equity Dividend Income Fund	713	15,815
Fidelity Equity-Income Fund	85,037	4,552,868
Fidelity Financial Services Portfolio	60,879	4,283,470
Fidelity Fund	655	26,029
Fidelity Global Commodity Stock Fund	3,747	46,160
Fidelity Gold Portfolio (a)	29,065	558,337
Fidelity Growth & Income Portfolio	10,868	265,933
Fidelity Growth Company Fund	1,171	123,021
Fidelity Health Care Portfolio	58,157	9,216,715
Fidelity Independence Fund	23,688	692,164
Fidelity Industrial Equipment Portfolio	85,824	3,444,113
Fidelity Industrials Portfolio	260,536	7,425,275
Fidelity Insurance Portfolio	69,199	4,275,802
Fidelity IT Services Portfolio	79,260	2,369,873
Fidelity Large Cap Stock Fund	49,338	1,144,646
Fidelity Large Cap Value Fund	10,194	138,737
Fidelity Leisure Portfolio	4,332	497,876
Fidelity Leveraged Company Stock Fund	196	7,311
Fidelity Magellan Fund	384	31,455
Fidelity Materials Portfolio	816	59,871
Fidelity Medical Delivery Portfolio	1,464	95,642
Fidelity Medical Equipment & Systems Portfolio	2,246	72,779
Fidelity Mega Cap Stock Fund	160,373	2,181,071
Fidelity Mid-Cap Stock Fund	2,155	72,974
Fidelity Multimedia Portfolio	45,174	3,128,321
Fidelity Natural Gas Portfolio	147	4,846
Fidelity Natural Resources Portfolio	873	29,428

	Shares	Value
Fidelity New Millennium Fund	11,193	$ 389,637
Fidelity OTC Portfolio	41,663	2,938,055
Fidelity Pharmaceuticals Portfolio	136,971	2,373,710
Fidelity Real Estate Investment Portfolio	13,931	470,996
Fidelity Retailing Portfolio	8,533	624,018
Fidelity Series Commodity Strategy Fund (a)	1,089	8,563
Fidelity Small Cap Discovery Fund	30,840	836,386
Fidelity Small Cap Growth Fund	8,687	162,529
Fidelity Small Cap Stock Fund	3,400	63,657
Fidelity Small Cap Value Fund	14,306	269,095
Fidelity Software & Computer Services Portfolio	119,150	11,521,792
Fidelity Technology Portfolio	20,324	2,200,515
Fidelity Telecom and Utilities Fund	15,003	302,316
Fidelity Telecommunications Portfolio	18,947	1,061,973
Fidelity Transportation Portfolio	12,639	778,786
Fidelity Utilities Portfolio	3,356	210,330
Fidelity Value Fund	86	7,659
Spartan Extended Market Index Fund Investor Class	286	13,121
Spartan Total Market Index Fund Investor Class	3,458	162,301
VIP Energy Portfolio Investor Class	106,089	2,271,362
VIP Mid Cap Portfolio Investor Class	88	2,959
TOTAL DOMESTIC EQUITY FUNDS		129,087,713
International Equity Funds - 4.0%
Fidelity Canada Fund	2,489	129,602
Fidelity China Region Fund	13,343	414,308
Fidelity Diversified International Fund	127,289	3,998,158
Fidelity Emerging Asia Fund	104,675	2,930,903
Fidelity Emerging Markets Fund	45,536	1,010,910
Fidelity Europe Fund	16,947	554,663
Fidelity International Capital Appreciation Fund	95,167	1,364,700
Fidelity International Discovery Fund	108,633	3,768,472
Fidelity International Real Estate Fund	7,785	77,228
Fidelity International Small Cap Fund	14,607	330,566
Fidelity International Small Cap Opportunities Fund	171,137	2,070,758
Fidelity International Value Fund	127,461	1,003,117
Fidelity Japan Fund	3,321	37,728
Fidelity Japan Smaller Companies Fund	56,935	697,458
Fidelity Nordic Fund	34,851	1,224,315
Fidelity Overseas Fund	447	15,298
Fidelity Pacific Basin Fund	41,342	1,144,353
Spartan International Index Fund Investor Class	199,242	7,063,130
TOTAL INTERNATIONAL EQUITY FUNDS		27,835,667
TOTAL EQUITY FUNDS (Cost $127,952,847)		156,923,380
Fixed-Income Funds - 49.9%
	Shares	Value
Fidelity Floating Rate High Income Fund	1,645,538	$ 16,274,373
Fidelity Focused High Income Fund	118,732	1,070,959
Fidelity High Income Fund	551,645	5,053,065
Fidelity New Markets Income Fund	111,462	1,775,591
Fidelity Real Estate Income Fund	91,250	1,062,153
Spartan U.S. Bond Index Fund Investor Class	28,076,007	321,751,035
TOTAL FIXED-INCOME FUNDS (Cost $341,179,442)		346,987,176
Money Market Funds - 27.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	13,199,705	$ 13,199,705
Fidelity Institutional Prime Money Market Portfolio Class I	145,012,315	145,012,315
Fidelity Select Money Market Portfolio	32,969,055	32,969,055
TOTAL MONEY MARKET FUNDS (Cost $191,181,075)		191,181,075
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $660,313,364)	695,091,631
NET OTHER ASSETS (LIABILITIES) - 0.0%	(116,768)
NET ASSETS - 100%	$ 694,974,863
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $660,313,364) - See accompanying schedule		$ 695,091,631
Receivable for fund shares sold		169,417
Total assets		695,261,048

Liabilities
Payable for investments purchased	$ 168,791
Payable for fund shares redeemed	626
Accrued management fee	116,600
Distribution and service plan fees payable	168
Total liabilities		286,185

Net Assets		$ 694,974,863
Net Assets consist of:
Paid in capital		$ 653,871,406
Undistributed net investment income		3,642,987
Accumulated undistributed net realized gain (loss) on investments		2,682,203
Net unrealized appreciation (depreciation) on investments		34,778,267
Net Assets		$ 694,974,863

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($71,390 ÷ 6,374 shares)	$ 11.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,293,313 ÷ 115,738 shares)	$ 11.17

Investor Class: Net Asset Value, offering price and redemption price per share ($693,610,160 ÷ 61,963,926 shares)	$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,331,574

Expenses
Management fee	$ 858,257
Distribution and service plan fees	1,743
Independent trustees' compensation	1,266
Total expenses before reductions	861,266
Expense reductions	(172,679)	688,587
Net investment income (loss)		3,642,987
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,849,585
Capital gain distributions from underlying funds	1,321,535
Total net realized gain (loss)		3,171,120
Change in net unrealized appreciation (depreciation) on underlying funds		145,524
Net gain (loss)		3,316,644
Net increase (decrease) in net assets resulting from operations		$ 6,959,631

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,642,987	$ 8,962,223
Net realized gain (loss)	3,171,120	8,190,372
Change in net unrealized appreciation (depreciation)	145,524	14,648,998
Net increase (decrease) in net assets resulting from operations	6,959,631	31,801,593
Distributions to shareholders from net investment income	-	(8,950,931)
Distributions to shareholders from net realized gain	(1,321,026)	(1,790,569)
Total distributions	(1,321,026)	(10,741,500)
Share transactions - net increase (decrease)	37,028,765	96,242,937
Total increase (decrease) in net assets	42,667,370	117,303,030

Net Assets
Beginning of period	652,307,493	535,004,463
End of period (including undistributed net investment income of $3,642,987 and undistributed net investment income of $0, respectively)	$ 694,974,863	$ 652,307,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.68	$ 10.63	$ 10.07	$ 9.27	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.06	.17	.20	.19	.21	.34
Net realized and unrealized gain (loss)	.06	.44	.05	.55	.76	(1.21)
Total from investment operations	.12	.61	.25	.74	.97	(.87)
Distributions from net investment income	-	(.16)	(.18)	(.17)	(.16)	(.30)
Distributions from net realized gain	(.02)	(.03)	(.02)	(.01)	(.01)	(.04)
Total distributions	(.02)	(.19)	(.20)	(.18)	(.17) I	(.34) H
Net asset value, end of period	$ 11.20	$ 11.10	$ 10.68	$ 10.63	$ 10.07	$ 9.27
Total Return B, C, D	1.10%	5.68%	2.30%	7.36%	10.43%	(8.33)%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.06% A	1.51%	1.84%	1.84%	2.19%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 71	$ 64	$ 67	$ 61	$ 88
Portfolio turnover rate	18% A	17%	12%	14%	31%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.67	$ 10.62	$ 10.06	$ 9.28	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.05	.15	.18	.18	.20	.32
Net realized and unrealized gain (loss)	.06	.43	.05	.55	.74	(1.20)
Total from investment operations	.11	.58	.23	.73	.94	(.88)
Distributions from net investment income	-	(.14)	(.16)	(.16)	(.16)	(.29)
Distributions from net realized gain	(.02)	(.03)	(.02)	(.01)	(.01)	(.04)
Total distributions	(.02)	(.17)	(.18)	(.17)	(.16) I	(.32) H
Net asset value, end of period	$ 11.17	$ 11.08	$ 10.67	$ 10.62	$ 10.06	$ 9.28
Total Return B, C, D	1.01%	5.43%	2.20%	7.24%	10.14%	(8.40)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.91% A	1.36%	1.69%	1.69%	2.04%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,293	$ 1,274	$ 1,373	$ 569	$ 425	$ 88
Portfolio turnover rate	18% A	17%	12%	14%	31%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.68	$ 10.63	$ 10.06	$ 9.27	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.06	.17	.20	.19	.21	.33
Net realized and unrealized gain (loss)	.06	.43	.05	.56	.75	(1.20)
Total from investment operations	.12	.60	.25	.75	.96	(.87)
Distributions from net investment income	-	(.16)	(.18)	(.17)	(.16)	(.30)
Distributions from net realized gain	(.02)	(.03)	(.02)	(.01)	(.01)	(.04)
Total distributions	(.02)	(.19)	(.20)	(.18)	(.17) I	(.34) H
Net asset value, end of period	$ 11.19	$ 11.09	$ 10.68	$ 10.63	$ 10.06	$ 9.27
Total Return B, C, D	1.10%	5.58%	2.31%	7.47%	10.32%	(8.33)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.06% A	1.51%	1.84%	1.84%	2.19%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,610	$ 650,963	$ 533,568	$ 391,226	$ 270,852	$ 153,110
Portfolio turnover rate	18% A	17%	12%	14%	31%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.3	0.1
Fidelity Automotive Portfolio	0.2	0.1
Fidelity Banking Portfolio	1.2	1.5
Fidelity Biotechnology Portfolio	1.1	0.7
Fidelity Blue Chip Growth Fund	0.2	0.0*
Fidelity Brokerage & Investment Management Portfolio	1.9	0.7
Fidelity Capital Appreciation Fund	0.6	0.8
Fidelity Chemicals Portfolio	0.6	0.4
Fidelity Commodity Strategy Fund	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.4	0.0*
Fidelity Computers Portfolio	0.9	1.2
Fidelity Construction & Housing Portfolio	1.3	1.3
Fidelity Consumer Discretionary Portfolio	1.4	1.1
Fidelity Consumer Finance Portfolio	0.3	0.4
Fidelity Consumer Staples Portfolio	2.9	2.9
Fidelity Contrafund	0.0*	0.1
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.0*	0.1
Fidelity Electronics Portfolio	0.3	0.4
Fidelity Energy Portfolio	1.9	2.2
Fidelity Energy Service Portfolio	1.5	1.1
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.3	0.3
Fidelity Financial Services Portfolio	1.7	1.8
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.1	0.5
Fidelity Growth & Income Portfolio	0.5	0.0
Fidelity Growth Company Fund	0.2	0.5
Fidelity Health Care Portfolio	1.9	1.8
Fidelity Independence Fund	0.1	0.1
Fidelity Industrial Equipment Portfolio	1.2	1.2
Fidelity Industrials Portfolio	1.7	1.4
Fidelity Insurance Portfolio	1.1	1.0
Fidelity IT Services Portfolio	0.5	0.6

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Stock Fund	1.0	0.2
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.1	0.2
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.3	0.4
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.2	1.4
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	1.2	1.1
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.0*	0.1
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	0.4	0.0
Fidelity OTC Portfolio	0.8	0.0
Fidelity Pharmaceuticals Portfolio	0.9	1.0
Fidelity Real Estate Investment Portfolio	0.2	0.3
Fidelity Retailing Portfolio	0.4	0.6
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Discovery Fund	0.5	0.0
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	2.2	1.0
Fidelity Technology Portfolio	1.6	2.1
Fidelity Telecom and Utilities Fund	0.0*	0.5
Fidelity Telecommunications Portfolio	0.7	1.0
Fidelity Transportation Portfolio	0.3	0.2
Fidelity Utilities Portfolio	0.4	0.7
Fidelity Value Fund	0.1	0.0
Fidelity Value Strategies Fund	0.0*	0.1
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Extended Market Index Fund Investor Class	0.4	0.7
Spartan Total Market Index Fund Investor Class	0.5	0.8
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	39.6	36.8
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.0*	0.5
Fidelity Diversified International Fund	0.2	1.0
Fidelity Emerging Asia Fund	0.8	1.9
Fidelity Emerging Markets Fund	0.5	0.2
Fidelity Europe Fund	1.2	0.0
Fidelity International Capital Appreciation Fund	0.5	0.6
Fidelity International Discovery Fund	4.1	4.2
Fidelity International Growth Fund	0.2	0.3
Fidelity International Real Estate Fund	0.0*	0.1
Fidelity International Small Cap Fund	0.4	0.1
Fidelity International Small Cap Opportunities Fund	0.3	0.4
Fidelity International Value Fund	0.4	0.1
Fidelity Japan Fund	0.1	0.1
Fidelity Latin America Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.9	0.1
Fidelity Nordic Fund	0.1	0.2
Fidelity Overseas Fund	0.1	0.1
Fidelity Pacific Basin Fund	0.3	0.5
Spartan International Index Fund Investor Class	2.8	4.1
	12.9	14.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.0	2.5
Fidelity Focused High Income Fund	0.3	0.5
Fidelity High Income Fund	0.7	1.4
Fidelity New Markets Income Fund	0.4	1.2
Fidelity Real Estate Income Fund	0.0*	0.5
Spartan U.S. Bond Index Fund Investor Class	34.6	37.8
	38.0	43.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	9.1	4.1
Fidelity Select Money Market Portfolio	0.4	0.7
	9.5	4.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2013
Domestic Equity Funds	39.6%
International Equity Funds	12.9%
Fixed Income Funds	38.0%
Money Market Funds	9.5%

As of December 31, 2012
Domestic Equity Funds	36.8%
International Equity Funds	14.5%
Fixed Income Funds	43.9%
Money Market Funds	4.8%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 39.6%
Fidelity Air Transportation Portfolio	154,720	$ 7,363,126
Fidelity Automotive Portfolio	85,839	4,124,580
Fidelity Banking Portfolio	1,254,796	28,646,988
Fidelity Biotechnology Portfolio	188,767	26,757,731
Fidelity Blue Chip Growth Fund	103,147	5,743,235
Fidelity Brokerage & Investment Management Portfolio	741,721	44,866,724
Fidelity Capital Appreciation Fund	402,981	13,350,768
Fidelity Chemicals Portfolio	122,870	15,301,041
Fidelity Communications Equipment Portfolio	397,628	10,028,180
Fidelity Computers Portfolio	350,374	22,241,752
Fidelity Construction & Housing Portfolio	571,050	31,047,984
Fidelity Consumer Discretionary Portfolio	1,094,695	33,180,216
Fidelity Consumer Finance Portfolio	414,445	6,535,803
Fidelity Consumer Staples Portfolio	780,969	67,725,602
Fidelity Contrafund	1,554	133,111
Fidelity Defense & Aerospace Portfolio	12,711	1,292,117
Fidelity Disciplined Equity Fund	13,066	363,769
Fidelity Dividend Growth Fund	3,938	131,048
Fidelity Electronics Portfolio	133,674	7,183,614
Fidelity Energy Portfolio	804,214	44,762,540
Fidelity Energy Service Portfolio (a)	454,681	34,264,768
Fidelity Environmental & Alternative Energy Portfolio	16,845	321,410
Fidelity Equity Dividend Income Fund	536	11,884
Fidelity Equity-Income Fund	111,475	5,968,363
Fidelity Financial Services Portfolio	562,688	39,590,727
Fidelity Fund	16,471	655,042
Fidelity Global Commodity Stock Fund	4,552	56,079
Fidelity Gold Portfolio (a)	106,887	2,053,304
Fidelity Growth & Income Portfolio	437,451	10,704,423
Fidelity Growth Company Fund	34,958	3,673,082
Fidelity Health Care Portfolio	274,892	43,564,816
Fidelity Independence Fund	59,617	1,742,013
Fidelity Industrial Equipment Portfolio	722,717	29,002,622
Fidelity Industrials Portfolio	1,423,424	40,567,583
Fidelity Insurance Portfolio	421,480	26,043,228
Fidelity IT Services Portfolio	364,073	10,885,785
Fidelity Large Cap Stock Fund	1,063,541	24,674,145
Fidelity Large Cap Value Fund	32,599	443,670
Fidelity Leisure Portfolio	24,981	2,870,847
Fidelity Leveraged Company Stock Fund	769	28,737
Fidelity Magellan Fund	2,897	237,099
Fidelity Materials Portfolio	816	59,918
Fidelity Medical Delivery Portfolio	97,815	6,388,270
Fidelity Medical Equipment & Systems Portfolio	4,651	150,698
Fidelity Mega Cap Stock Fund	2,007,448	27,301,287
Fidelity Mid Cap Value Fund	19,161	405,066
Fidelity Mid-Cap Stock Fund	5,823	197,219
Fidelity Multimedia Portfolio	421,673	29,200,833

	Shares	Value
Fidelity Nasdaq Composite Index Fund	10,376	$ 471,295
Fidelity Natural Gas Portfolio	5,844	192,143
Fidelity Natural Resources Portfolio	3,468	116,910
Fidelity New Millennium Fund	290,066	10,097,200
Fidelity OTC Portfolio	252,038	17,773,730
Fidelity Pharmaceuticals Portfolio	1,164,893	20,187,590
Fidelity Real Estate Investment Portfolio	106,000	3,583,871
Fidelity Retailing Portfolio	126,754	9,269,555
Fidelity Series Commodity Strategy Fund (a)	1,089	8,563
Fidelity Small Cap Discovery Fund	459,597	12,464,274
Fidelity Small Cap Growth Fund	4,212	78,814
Fidelity Small Cap Stock Fund	8,372	156,732
Fidelity Small Cap Value Fund	8,821	165,918
Fidelity Software & Computer Services Portfolio	540,088	52,226,529
Fidelity Technology Portfolio	352,340	38,147,827
Fidelity Telecom and Utilities Fund	9,687	195,190
Fidelity Telecommunications Portfolio	273,511	15,330,289
Fidelity Transportation Portfolio	122,282	7,535,017
Fidelity Utilities Portfolio	163,354	10,239,051
Fidelity Value Fund	17,908	1,599,186
Fidelity Value Strategies Fund	3,867	137,524
Spartan 500 Index Fund Investor Class	2,916	166,729
Spartan Extended Market Index Fund Investor Class	220,891	10,136,701
Spartan Total Market Index Fund Investor Class	226,403	10,625,092
VIP Mid Cap Portfolio Investor Class	8,743	295,090
TOTAL DOMESTIC EQUITY FUNDS		933,043,667
International Equity Funds - 12.9%
Fidelity Canada Fund	2,618	136,288
Fidelity China Region Fund	14,132	438,814
Fidelity Diversified International Fund	171,691	5,392,799
Fidelity Emerging Asia Fund	668,203	18,709,681
Fidelity Emerging Markets Fund	558,376	12,395,952
Fidelity Europe Fund	843,854	27,619,355
Fidelity International Capital Appreciation Fund	811,600	11,638,349
Fidelity International Discovery Fund	2,760,902	95,775,705
Fidelity International Growth Fund	485,064	4,680,868
Fidelity International Real Estate Fund	13,940	138,285
Fidelity International Small Cap Fund	394,148	8,919,569
Fidelity International Small Cap Opportunities Fund	602,694	7,292,598
Fidelity International Value Fund	1,147,538	9,031,123
Fidelity Japan Fund	179,334	2,037,235
Fidelity Japan Smaller Companies Fund	1,711,039	20,960,226
Fidelity Latin America Fund	526	20,478
Fidelity Nordic Fund	73,879	2,595,382
Fidelity Overseas Fund	51,622	1,766,520
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Pacific Basin Fund	295,986	$ 8,192,899
Spartan International Index Fund Investor Class	1,847,391	65,490,009
TOTAL INTERNATIONAL EQUITY FUNDS		303,232,135
TOTAL EQUITY FUNDS (Cost $1,077,079,142)		1,236,275,802
Fixed-Income Funds - 38.0%

Fidelity Floating Rate High Income Fund	4,702,572	46,508,434
Fidelity Focused High Income Fund	775,271	6,992,944
Fidelity High Income Fund	1,863,485	17,069,519
Fidelity New Markets Income Fund	560,424	8,927,558
Fidelity Real Estate Income Fund	94,904	1,104,678
Spartan U.S. Bond Index Fund Investor Class	70,962,263	813,227,534
TOTAL FIXED-INCOME FUNDS (Cost $899,368,599)		893,830,667
Money Market Funds - 9.5%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	212,754,378	$ 212,754,378
Fidelity Select Money Market Portfolio	10,214,298	10,214,298
TOTAL MONEY MARKET FUNDS (Cost $222,968,676)		222,968,676
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,199,416,417)		2,353,075,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(390,340)
NET ASSETS - 100%		$ 2,352,684,805
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,199,416,417) - See accompanying schedule		$ 2,353,075,145
Receivable for investments sold		2,513,244
Receivable for fund shares sold		9,432,076
Total assets		2,365,020,465

Liabilities
Payable for investments purchased	$ 11,449,936
Payable for fund shares redeemed	495,384
Accrued management fee	380,048
Distribution and service plan fees payable	10,292
Total liabilities		12,335,660

Net Assets		$ 2,352,684,805
Net Assets consist of:
Paid in capital		$ 2,234,744,739
Undistributed net investment income		7,465,169
Accumulated undistributed net realized gain (loss) on investments		(43,183,831)
Net unrealized appreciation (depreciation) on investments		153,658,728
Net Assets		$ 2,352,684,805

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($74,536 ÷ 6,714 shares)	$ 11.10

Service Class 2: Net Asset Value, offering price and redemption price per share ($81,623,143 ÷ 7,379,245 shares)	$ 11.06

Investor Class: Net Asset Value, offering price and redemption price per share ($2,270,987,126 ÷ 204,610,313 shares)	$ 11.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,404,819

Expenses
Management fee	$ 2,344,819
Distribution and service plan fees	103,600
Independent trustees' compensation	3,203
Total expenses before reductions	2,451,622
Expense reductions	(511,972)	1,939,650
Net investment income (loss)		7,465,169
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,628,636
Capital gain distributions from underlying funds	8,019,771
Total net realized gain (loss)		15,648,407
Change in net unrealized appreciation (depreciation) on underlying funds		42,175,531
Net gain (loss)		57,823,938
Net increase (decrease) in net assets resulting from operations		$ 65,289,107

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,465,169	$ 17,315,688
Net realized gain (loss)	15,648,407	19,794,433
Change in net unrealized appreciation (depreciation)	42,175,531	51,810,378
Net increase (decrease) in net assets resulting from operations	65,289,107	88,920,499
Distributions to shareholders from net investment income	-	(17,293,629)
Distributions to shareholders from net realized gain	-	(3,690,979)
Total distributions	-	(20,984,608)
Share transactions - net increase (decrease)	858,239,965	595,783,166
Total increase (decrease) in net assets	923,529,072	663,719,057

Net Assets
Beginning of period	1,429,155,733	765,436,676
End of period (including undistributed net investment income of $7,465,169 and undistributed net investment income of $0, respectively)	$ 2,352,684,805	$ 1,429,155,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 9.78	$ 10.02	$ 9.11	$ 7.80	$ 10.51
Income from Investment Operations
Net investment income (loss) E	.04	.18	.19	.17	.17	.25
Net realized and unrealized gain (loss)	.44	.82	(.23)	.91	1.30	(2.59)
Total from investment operations	.48	1.00	(.04)	1.08	1.47	(2.34)
Distributions from net investment income	-	(.13)	(.18)	(.16)	(.15)	(.24)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.13)
Total distributions	-	(.16)	(.20)	(.17) I	(.16)	(.37) H
Net asset value, end of period	$ 11.10	$ 10.62	$ 9.78	$ 10.02	$ 9.11	$ 7.80
Total Return B, C, D	4.52%	10.24%	(.42)%	11.89%	18.82%	(22.48)%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.80% A	1.77%	1.84%	1.78%	2.07%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75	$ 72	$ 59	$ 62	$ 58	$ 76
Portfolio turnover rate	15% A	15%	14%	16%	44%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.75	$ 10.01	$ 9.10	$ 7.79	$ 10.51
Income from Investment Operations
Net investment income (loss) E	.04	.17	.17	.15	.16	.23
Net realized and unrealized gain (loss)	.43	.82	(.24)	.92	1.30	(2.59)
Total from investment operations	.47	.99	(.07)	1.07	1.46	(2.36)
Distributions from net investment income	-	(.12)	(.17)	(.14)	(.14)	(.24)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.13)
Total distributions	-	(.15)	(.19)	(.16)	(.15)	(.36) H
Net asset value, end of period	$ 11.06	$ 10.59	$ 9.75	$ 10.01	$ 9.10	$ 7.79
Total Return B, C, D	4.44%	10.12%	(.68)%	11.75%	18.76%	(22.63)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.65% A	1.62%	1.69%	1.63%	1.92%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,623	$ 81,647	$ 17,800	$ 1,030	$ 550	$ 236
Portfolio turnover rate	15% A	15%	14%	16%	44%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 9.78	$ 10.02	$ 9.11	$ 7.79	$ 10.51
Income from Investment Operations
Net investment income (loss) E	.04	.18	.19	.17	.17	.25
Net realized and unrealized gain (loss)	.45	.81	(.23)	.91	1.31	(2.60)
Total from investment operations	.49	.99	(.04)	1.08	1.48	(2.35)
Distributions from net investment income	-	(.13)	(.18)	(.16)	(.15)	(.24)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.13)
Total distributions	-	(.16)	(.20)	(.17) I	(.16)	(.37) H
Net asset value, end of period	$ 11.10	$ 10.61	$ 9.78	$ 10.02	$ 9.11	$ 7.79
Total Return B, C, D	4.62%	10.13%	(.42)%	11.89%	18.98%	(22.57)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.80% A	1.77%	1.84%	1.78%	2.07%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,270,987	$ 1,347,437	$ 747,577	$ 671,632	$ 520,243	$ 334,788
Portfolio turnover rate	15% A	15%	14%	16%	44%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.2
Fidelity Banking Portfolio	2.2	1.9
Fidelity Biotechnology Portfolio	0.8	0.6
Fidelity Blue Chip Growth Fund	0.0*	0.0*
Fidelity Brokerage & Investment Management Portfolio	0.9	0.5
Fidelity Capital Appreciation Fund	0.6	0.5
Fidelity Chemicals Portfolio	0.5	0.6
Fidelity Commodity Strategy Fund	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.2	0.1
Fidelity Computers Portfolio	1.7	1.7
Fidelity Construction & Housing Portfolio	1.0	0.9
Fidelity Consumer Discretionary Portfolio	2.5	2.2
Fidelity Consumer Finance Portfolio	0.9	0.7
Fidelity Consumer Staples Portfolio	3.8	4.1
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.0*	0.1
Fidelity Electronics Portfolio	0.4	0.3
Fidelity Energy Portfolio	2.5	2.8
Fidelity Energy Service Portfolio	1.2	0.9
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.1	0.1
Fidelity Financial Services Portfolio	2.4	2.0
Fidelity Fund	0.0*	0.0*
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.6
Fidelity Growth & Income Portfolio	0.1	0.0
Fidelity Growth Company Fund	0.4	0.3
Fidelity Health Care Portfolio	3.9	3.4
Fidelity Independence Fund	0.2	0.2
Fidelity Industrial Equipment Portfolio	1.7	1.5
Fidelity Industrials Portfolio	2.5	2.0
Fidelity Insurance Portfolio	1.8	1.6
Fidelity IT Services Portfolio	1.1	0.9
Fidelity Large Cap Stock Fund	1.0	0.8
Fidelity Large Cap Value Fund	0.0*	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leisure Portfolio	0.3	0.2
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.1	0.1
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.0	0.9
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	0.7	0.6
Fidelity Natural Gas Portfolio	0.1	0.1
Fidelity Natural Resources Portfolio	0.3	0.4
Fidelity New Millennium Fund	0.0*	0.0
Fidelity OTC Portfolio	0.4	0.0
Fidelity Pharmaceuticals Portfolio	1.3	1.2
Fidelity Real Estate Investment Portfolio	0.0*	0.4
Fidelity Retailing Portfolio	0.7	0.7
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Discovery Fund	0.0*	0.0
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	2.7	2.0
Fidelity Stock Selector All Cap Fund	0.0*	0.0*
Fidelity Technology Portfolio	2.0	2.4
Fidelity Telecom and Utilities Fund	0.0*	0.2
Fidelity Telecommunications Portfolio	1.3	1.5
Fidelity Transportation Portfolio	0.1	0.1
Fidelity Utilities Portfolio	0.8	1.3
Fidelity Value Fund	0.0*	0.0*
Fidelity Value Strategies Fund	0.0*	0.1
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.5	0.5
VIP Industrials Portfolio Investor Class	0.0*	0.0*
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	47.0	44.3
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.3	0.6
Fidelity Diversified International Fund	3.8	3.8
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity Emerging Asia Fund	0.9	1.4
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0*	0.0*
Fidelity Emerging Markets Discovery Fund	0.0*	0.0*
Fidelity Emerging Markets Fund	0.1	0.6
Fidelity Europe Capital Appreciation Fund	0.0*	0.0
Fidelity Europe Fund	0.1	0.0
Fidelity International Capital Appreciation Fund	1.2	1.4
Fidelity International Discovery Fund	3.5	3.4
Fidelity International Growth Fund	0.4	0.4
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.1	0.1
Fidelity International Small Cap Opportunities Fund	0.7	0.7
Fidelity International Value Fund	0.4	0.4
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.2	0.1
Fidelity Latin America Fund	0.0*	0.0*
Fidelity Nordic Fund	0.5	0.5
Fidelity Overseas Fund	0.1	0.1
Fidelity Pacific Basin Fund	0.6	0.6
Spartan International Index Fund Investor Class	2.9	3.0
	15.8	17.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	2.0	2.1
Fidelity Focused High Income Fund	0.5	0.7
Fidelity High Income Fund	0.5	1.5
Fidelity New Markets Income Fund	0.4	0.7
Fidelity Real Estate Income Fund	0.1	0.2
Spartan U.S. Bond Index Fund Investor Class	29.2	31.8
	32.7	37.0
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.5	1.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2013
Domestic Equity Funds	47.0%
International Equity Funds	15.8%
Fixed Income Funds	32.7%
Money Market Funds	4.5%

As of December 31, 2012
Domestic Equity Funds	44.3%
International Equity Funds	17.1%
Fixed Income Funds	37.0%
Money Market Funds	1.6%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.8%
	Shares	Value
Domestic Equity Funds - 47.0%
Fidelity Air Transportation Portfolio	123,568	$ 5,880,618
Fidelity Automotive Portfolio	271,719	13,056,110
Fidelity Banking Portfolio	5,449,649	124,415,483
Fidelity Biotechnology Portfolio	313,948	44,502,096
Fidelity Blue Chip Growth Fund	45,779	2,548,983
Fidelity Brokerage & Investment Management Portfolio	835,331	50,529,187
Fidelity Capital Appreciation Fund	950,884	31,502,772
Fidelity Chemicals Portfolio	251,275	31,291,317
Fidelity Communications Equipment Portfolio	546,021	13,770,637
Fidelity Computers Portfolio	1,575,504	100,013,017
Fidelity Construction & Housing Portfolio	1,066,216	57,970,187
Fidelity Consumer Discretionary Portfolio	4,796,781	145,390,426
Fidelity Consumer Finance Portfolio	3,169,430	49,981,916
Fidelity Consumer Staples Portfolio	2,509,244	217,601,616
Fidelity Contrafund	1,238	106,026
Fidelity Defense & Aerospace Portfolio	15,982	1,624,602
Fidelity Disciplined Equity Fund	4,632	128,960
Fidelity Dividend Growth Fund	1,849	61,527
Fidelity Electronics Portfolio	389,031	20,906,545
Fidelity Energy Portfolio	2,640,762	146,984,836
Fidelity Energy Service Portfolio (a)	944,017	71,141,096
Fidelity Environmental & Alternative Energy Portfolio	4,633	88,390
Fidelity Equity Dividend Income Fund	5,103	113,131
Fidelity Equity-Income Fund	115,181	6,166,788
Fidelity Financial Services Portfolio	1,971,755	138,732,673
Fidelity Fund	1,871	74,428
Fidelity Global Commodity Stock Fund	13,577	167,271
Fidelity Gold Portfolio (a)	128,077	2,460,350
Fidelity Growth & Income Portfolio	244,246	5,976,697
Fidelity Growth Company Fund	200,940	21,112,735
Fidelity Health Care Portfolio	1,405,396	222,727,209
Fidelity Independence Fund	398,839	11,654,084
Fidelity Industrial Equipment Portfolio	2,415,303	96,926,098
Fidelity Industrials Portfolio	5,149,317	146,755,533
Fidelity Insurance Portfolio	1,718,569	106,190,362
Fidelity IT Services Portfolio	2,056,260	61,482,165
Fidelity Large Cap Stock Fund	2,358,550	54,718,361
Fidelity Large Cap Value Fund	28,711	390,753
Fidelity Leisure Portfolio	137,424	15,792,795
Fidelity Leveraged Company Stock Fund	4,348	162,456
Fidelity Magellan Fund	569	46,590
Fidelity Materials Portfolio	1,968	144,501
Fidelity Medical Delivery Portfolio	83,380	5,445,543
Fidelity Medical Equipment & Systems Portfolio	5,483	177,658
Fidelity Mega Cap Stock Fund	4,128,554	56,148,339
Fidelity Mid Cap Value Fund	5,671	119,883
Fidelity Multimedia Portfolio	608,489	42,137,881

	Shares	Value
Fidelity Natural Gas Portfolio	176,646	$ 5,808,129
Fidelity Natural Resources Portfolio	550,020	18,541,190
Fidelity New Millennium Fund	10,988	382,482
Fidelity OTC Portfolio	291,455	20,553,372
Fidelity Pharmaceuticals Portfolio	4,278,482	74,146,094
Fidelity Real Estate Investment Portfolio	73,079	2,470,796
Fidelity Retailing Portfolio	548,729	40,128,568
Fidelity Series Commodity Strategy Fund (a)	1,149	9,034
Fidelity Small Cap Discovery Fund	45,650	1,238,025
Fidelity Small Cap Growth Fund	105,486	1,973,650
Fidelity Small Cap Value Fund	26,048	489,972
Fidelity Software & Computer Services Portfolio	1,610,157	155,702,138
Fidelity Stock Selector All Cap Fund	4,465	142,877
Fidelity Technology Portfolio	1,063,897	115,188,166
Fidelity Telecom and Utilities Fund	25,733	518,513
Fidelity Telecommunications Portfolio	1,343,403	75,297,758
Fidelity Transportation Portfolio	117,890	7,264,386
Fidelity Utilities Portfolio	731,195	45,831,297
Fidelity Value Fund	4,861	434,094
Fidelity Value Strategies Fund	19,515	693,954
Spartan 500 Index Fund Investor Class	2,302	131,630
Spartan Total Market Index Fund Investor Class	567,303	26,623,534
VIP Industrials Portfolio Investor Class	77,435	1,488,310
VIP Mid Cap Portfolio Investor Class	5,519	186,271
TOTAL DOMESTIC EQUITY FUNDS		2,720,564,871
International Equity Funds - 15.8%
Fidelity Canada Fund	2,319	120,752
Fidelity China Region Fund	610,656	18,960,854
Fidelity Diversified International Fund	6,923,753	217,475,074
Fidelity Emerging Asia Fund	1,907,375	53,406,488
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	148,221	1,240,609
Fidelity Emerging Markets Discovery Fund	28,717	337,706
Fidelity Emerging Markets Fund	205,864	4,570,184
Fidelity Europe Capital Appreciation Fund	36,496	723,723
Fidelity Europe Fund	94,175	3,082,352
Fidelity International Capital Appreciation Fund	4,967,175	71,229,295
Fidelity International Discovery Fund	5,761,202	199,856,095
Fidelity International Growth Fund	2,278,945	21,991,821
Fidelity International Real Estate Fund	92,894	921,507
Fidelity International Small Cap Fund	363,559	8,227,350
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Opportunities Fund	3,352,153	$ 40,561,048
Fidelity International Value Fund	3,131,966	24,648,575
Fidelity Japan Fund	31,860	361,934
Fidelity Japan Smaller Companies Fund	785,705	9,624,887
Fidelity Latin America Fund	2,928	113,919
Fidelity Nordic Fund	787,674	27,670,973
Fidelity Overseas Fund	107,143	3,666,432
Fidelity Pacific Basin Fund	1,318,887	36,506,787
Spartan International Index Fund Investor Class	4,695,385	166,451,392
TOTAL INTERNATIONAL EQUITY FUNDS		911,749,757
TOTAL EQUITY FUNDS (Cost $2,862,904,431)		3,632,314,628
Fixed-Income Funds - 32.7%

Fidelity Floating Rate High Income Fund	11,512,509	113,858,714
Fidelity Focused High Income Fund	2,970,286	26,791,979
Fidelity High Income Fund	3,444,058	31,547,572
Fidelity New Markets Income Fund	1,410,881	22,475,332

	Shares	Value
Fidelity Real Estate Income Fund	481,018	$ 5,599,046
Spartan U.S. Bond Index Fund Investor Class	147,370,743	1,688,868,710
TOTAL FIXED-INCOME FUNDS (Cost $1,876,272,084)		1,889,141,353
Money Market Funds - 4.5%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $263,018,512)	263,018,512	263,018,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,002,195,027)		5,784,474,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,006,902)
NET ASSETS - 100%		$ 5,783,467,591
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,002,195,027) - See accompanying schedule		$ 5,784,474,493
Receivable for investments sold		7,904,893
Receivable for fund shares sold		861,834
Total assets		5,793,241,220

Liabilities
Payable for investments purchased	$ 7,896,157
Payable for fund shares redeemed	870,569
Accrued management fee	970,310
Distribution and service plan fees payable	36,593
Total liabilities		9,773,629

Net Assets		$ 5,783,467,591
Net Assets consist of:
Paid in capital		$ 4,937,781,903
Undistributed net investment income		19,903,157
Accumulated undistributed net realized gain (loss) on investments		43,503,065
Net unrealized appreciation (depreciation) on investments		782,279,466
Net Assets		$ 5,783,467,591

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($70,713 ÷ 6,443 shares)	$ 10.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($292,231,788 ÷ 26,686,908 shares)	$ 10.95

Investor Class: Net Asset Value, offering price and redemption price per share ($5,491,165,090 ÷ 500,502,049 shares)	$ 10.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,232,055

Expenses
Management fee	$ 7,206,463
Distribution and service plan fees	352,622
Independent trustees' compensation	10,662
Total expenses before reductions	7,569,747
Expense reductions	(1,585,101)	5,984,646
Net investment income (loss)		20,247,409
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,901,112
Capital gain distributions from underlying funds	32,872,211
Total net realized gain (loss)		46,773,323
Change in net unrealized appreciation (depreciation) on underlying funds		261,143,193
Net gain (loss)		307,916,516
Net increase (decrease) in net assets resulting from operations		$ 328,163,925

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,247,409	$ 77,428,023
Net realized gain (loss)	46,773,323	100,321,779
Change in net unrealized appreciation (depreciation)	261,143,193	354,606,172
Net increase (decrease) in net assets resulting from operations	328,163,925	532,355,974
Distributions to shareholders from net investment income	(527,325)	(77,244,951)
Distributions to shareholders from net realized gain	(46,404,637)	(17,703,186)
Total distributions	(46,931,962)	(94,948,137)
Share transactions - net increase (decrease)	(27,809,903)	952,857,500
Total increase (decrease) in net assets	253,422,060	1,390,265,337

Net Assets
Beginning of period	5,530,045,531	4,139,780,194
End of period (including undistributed net investment income of $19,903,157 and undistributed net investment income of $183,073, respectively)	$ 5,783,467,591	$ 5,530,045,531

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.53	$ 9.88	$ 8.83	$ 7.32	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.04	.15	.18	.16	.15	.25
Net realized and unrealized gain (loss)	.59	.94	(.37)	1.03	1.51	(3.01)
Total from investment operations	.63	1.09	(.19)	1.19	1.66	(2.76)
Distributions from net investment income	- H	(.15)	(.14)	(.12)	(.13)	(.13)
Distributions from net realized gain	(.09)	(.03)	(.02)	(.02)	(.01)	(.08)
Total distributions	(.09)	(.18)	(.16)	(.14)	(.15) J	(.21) I
Net asset value, end of period	$ 10.98	$ 10.44	$ 9.53	$ 9.88	$ 8.83	$ 7.32
Total Return B, C, D	5.95%	11.48%	(1.92)%	13.49%	22.61%	(26.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.71% A	1.51%	1.77%	1.77%	1.89%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 66	$ 58	$ 60	$ 52	$ 65
Portfolio turnover rate	16% A	19%	9%	10%	38%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 9.52	$ 9.88	$ 8.83	$ 7.33	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.03	.14	.16	.15	.14	.23
Net realized and unrealized gain (loss)	.58	.94	(.37)	1.03	1.50	(2.99)
Total from investment operations	.61	1.08	(.21)	1.18	1.64	(2.76)
Distributions from net investment income	- H	(.14)	(.13)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.09)	(.03)	(.02)	(.02)	(.01)	(.08)
Total distributions	(.09)	(.17)	(.15)	(.13)	(.14) J	(.20) I
Net asset value, end of period	$ 10.95	$ 10.43	$ 9.52	$ 9.88	$ 8.83	$ 7.33
Total Return B, C, D	5.86%	11.35%	(2.08)%	13.35%	22.31%	(26.97)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.56% A	1.36%	1.62%	1.62%	1.74%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 292,232	$ 254,505	$ 45,494	$ 125	$ 83	$ 76
Portfolio turnover rate	16% A	19%	9%	10%	38%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.52	$ 9.88	$ 8.82	$ 7.32	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.04	.15	.17	.16	.15	.23
Net realized and unrealized gain (loss)	.58	.95	(.37)	1.04	1.50	(2.99)
Total from investment operations	.62	1.10	(.20)	1.20	1.65	(2.76)
Distributions from net investment income	- H	(.15)	(.14)	(.12)	(.13)	(.13)
Distributions from net realized gain	(.09)	(.03)	(.02)	(.02)	(.01)	(.08)
Total distributions	(.09)	(.18)	(.16)	(.14)	(.15) J	(.21) I
Net asset value, end of period	$ 10.97	$ 10.44	$ 9.52	$ 9.88	$ 8.82	$ 7.32
Total Return B, C, D	5.95%	11.60%	(2.02)%	13.62%	22.48%	(26.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.71% A	1.51%	1.77%	1.77%	1.89%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,491,165	$ 5,275,474	$ 4,094,228	$ 2,584,021	$ 1,159,764	$ 593,277
Portfolio turnover rate	16% A	19%	9%	10%	38%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.1	0.1
Fidelity Automotive Portfolio	0.2	0.1
Fidelity Banking Portfolio	2.4	2.1
Fidelity Biotechnology Portfolio	1.4	0.9
Fidelity Blue Chip Growth Fund	0.6	0.1
Fidelity Blue Chip Value Fund	0.1	0.0
Fidelity Brokerage & Investment Management Portfolio	1.3	0.7
Fidelity Capital Appreciation Fund	0.3	0.3
Fidelity Chemicals Portfolio	0.8	0.7
Fidelity Commodity Strategy Fund	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.1	0.0*
Fidelity Computers Portfolio	1.5	1.7
Fidelity Construction & Housing Portfolio	1.2	1.1
Fidelity Consumer Discretionary Portfolio	2.1	1.7
Fidelity Consumer Finance Portfolio	0.3	0.3
Fidelity Consumer Staples Portfolio	4.2	4.6
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.1	0.1
Fidelity Dividend Growth Fund	0.0*	0.4
Fidelity Electronics Portfolio	0.2	0.2
Fidelity Energy Portfolio	3.2	2.9
Fidelity Energy Service Portfolio	1.6	1.2
Fidelity Environmental & Alternative Energy Portfolio	0.1	0.1
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	2.9	2.4
Fidelity Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.1	0.4
Fidelity Growth & Income Portfolio	0.7	0.0
Fidelity Growth Company Fund	0.4	0.4
Fidelity Health Care Portfolio	1.7	1.2
Fidelity Independence Fund	0.5	0.4
Fidelity Industrial Equipment Portfolio	1.3	1.1
Fidelity Industrials Portfolio	2.8	2.3
Fidelity Insurance Portfolio	1.5	1.4
Fidelity IT Services Portfolio	0.5	0.5
Fidelity Large Cap Stock Fund	0.5	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leisure Portfolio	0.0*	0.0*
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.2	0.7
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.1	1.1
Fidelity Mid Cap Value Fund	0.2	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	1.5	1.4
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity Natural Resources Portfolio	0.0*	0.0*
Fidelity New Millennium Fund	0.2	0.0
Fidelity OTC Portfolio	1.7	0.0
Fidelity Pharmaceuticals Portfolio	2.3	2.2
Fidelity Real Estate Investment Portfolio	0.1	0.4
Fidelity Retailing Portfolio	1.0	0.9
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Discovery Fund	0.1	0.0
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software & Computer Services Portfolio	2.9	2.0
Fidelity Technology Portfolio	2.7	3.3
Fidelity Telecom and Utilities Fund	0.2	2.1
Fidelity Telecommunications Portfolio	0.5	0.9
Fidelity Transportation Portfolio	0.3	0.3
Fidelity Utilities Portfolio	0.0*	0.3
Fidelity Value Discovery Fund	0.0*	0.0*
Fidelity Value Fund	0.3	0.0*
Spartan 500 Index Fund Investor Class	0.0*	1.4
Spartan Extended Market Index Fund Investor Class	2.1	2.2
Spartan Total Market Index Fund Investor Class	1.5	2.2
VIP Mid Cap Portfolio Investor Class	0.1	0.1
	54.0	51.3
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.0*	0.3
Fidelity Diversified International Fund	1.7	1.9
Fidelity Emerging Asia Fund	0.7	1.4
Fidelity Emerging Markets Fund	0.7	0.7
Fidelity Europe Capital Appreciation Fund	0.1	0.0
Fidelity Europe Fund	0.4	0.0
Fidelity International Capital Appreciation Fund	0.7	1.1
Fidelity International Discovery Fund	2.7	2.2
Fidelity International Growth Fund	0.1	0.1
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.1	0.0*
Fidelity International Small Cap Opportunities Fund	0.4	0.4
Fidelity International Value Fund	0.1	0.0
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.4	0.2
Fidelity Nordic Fund	0.8	0.8
Fidelity Overseas Fund	0.3	0.3
Fidelity Pacific Basin Fund	0.7	0.7
Spartan International Index Fund Investor Class	8.8	9.9
	18.7	20.0
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.9	2.0
Fidelity Focused High Income Fund	0.6	0.9
Fidelity High Income Fund	0.4	1.1
Fidelity New Markets Income Fund	0.4	0.8
Fidelity Real Estate Income Fund	0.1	0.2
Spartan U.S. Bond Index Fund Investor Class	19.7	22.3
	23.1	27.3
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.2	1.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2013
Domestic Equity Funds	54.0%
International Equity Funds	18.7%
Fixed Income Funds	23.1%
Money Market Funds	4.2%

As of December 31, 2012
Domestic Equity Funds	51.3%
International Equity Funds	20.0%
Fixed Income Funds	27.3%
Money Market Funds	1.4%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 72.7%
	Shares	Value
Domestic Equity Funds - 54.0%
Fidelity Air Transportation Portfolio	21,852	$ 1,039,919
Fidelity Automotive Portfolio	26,577	1,277,029
Fidelity Banking Portfolio	756,658	17,274,508
Fidelity Biotechnology Portfolio	68,963	9,775,512
Fidelity Blue Chip Growth Fund	75,529	4,205,431
Fidelity Blue Chip Value Fund	38,462	485,769
Fidelity Brokerage & Investment Management Portfolio	153,018	9,256,080
Fidelity Capital Appreciation Fund	67,002	2,219,782
Fidelity Chemicals Portfolio	45,575	5,675,454
Fidelity Communications Equipment Portfolio	34,714	875,478
Fidelity Computers Portfolio	166,195	10,550,046
Fidelity Construction & Housing Portfolio	158,929	8,640,980
Fidelity Consumer Discretionary Portfolio	502,394	15,227,564
Fidelity Consumer Finance Portfolio	154,057	2,429,484
Fidelity Consumer Staples Portfolio	348,309	30,205,346
Fidelity Contrafund	1,047	89,624
Fidelity Defense & Aerospace Portfolio	4,049	411,593
Fidelity Dividend Growth Fund	4,028	134,048
Fidelity Electronics Portfolio	21,134	1,135,752
Fidelity Energy Portfolio	412,519	22,960,809
Fidelity Energy Service Portfolio (a)	157,978	11,905,188
Fidelity Environmental & Alternative Energy Portfolio	23,562	449,558
Fidelity Equity Dividend Income Fund	529	11,721
Fidelity Equity-Income Fund	5,947	318,404
Fidelity Financial Services Portfolio	295,081	20,761,877
Fidelity Fund	498	19,792
Fidelity Gold Portfolio (a)	23,698	455,247
Fidelity Growth & Income Portfolio	193,401	4,732,520
Fidelity Growth Company Fund	25,912	2,722,563
Fidelity Health Care Portfolio	76,973	12,198,671
Fidelity Independence Fund	113,644	3,320,664
Fidelity Industrial Equipment Portfolio	239,432	9,608,394
Fidelity Industrials Portfolio	706,512	20,135,603
Fidelity Insurance Portfolio	174,450	10,779,239
Fidelity IT Services Portfolio	128,330	3,837,078
Fidelity Large Cap Stock Fund	142,534	3,306,782
Fidelity Large Cap Value Fund	6,546	89,089
Fidelity Leisure Portfolio	2,085	239,579
Fidelity Leveraged Company Stock Fund	968	36,155
Fidelity Magellan Fund	917	75,043
Fidelity Materials Portfolio	910	66,779
Fidelity Medical Delivery Portfolio	23,384	1,527,232
Fidelity Medical Equipment & Systems Portfolio	5,351	173,381
Fidelity Mega Cap Stock Fund	598,386	8,138,053
Fidelity Mid Cap Value Fund	67,462	1,426,152
Fidelity Mid-Cap Stock Fund	6,650	225,233

	Shares	Value
Fidelity Multimedia Portfolio	158,687	$ 10,989,070
Fidelity Nasdaq Composite Index Fund	44,905	2,039,593
Fidelity Natural Gas Portfolio	304	9,996
Fidelity Natural Resources Portfolio	1,791	60,388
Fidelity New Millennium Fund	48,780	1,698,041
Fidelity OTC Portfolio	177,084	12,487,965
Fidelity Pharmaceuticals Portfolio	956,941	16,583,787
Fidelity Real Estate Investment Portfolio	17,735	599,636
Fidelity Retailing Portfolio	94,401	6,903,558
Fidelity Series Commodity Strategy Fund (a)	1,089	8,563
Fidelity Small Cap Discovery Fund	38,258	1,037,556
Fidelity Small Cap Growth Fund	11,574	216,543
Fidelity Small Cap Stock Fund	8,797	164,684
Fidelity Small Cap Value Fund	11,768	221,348
Fidelity Software & Computer Services Portfolio	212,806	20,578,302
Fidelity Technology Portfolio	178,221	19,295,962
Fidelity Telecom and Utilities Fund	58,610	1,180,997
Fidelity Telecommunications Portfolio	59,886	3,356,614
Fidelity Transportation Portfolio	37,087	2,285,270
Fidelity Utilities Portfolio	4,863	304,834
Fidelity Value Discovery Fund	1,651	31,115
Fidelity Value Fund	24,133	2,155,037
Spartan 500 Index Fund Investor Class	1,979	113,133
Spartan Extended Market Index Fund Investor Class	335,431	15,392,920
Spartan Total Market Index Fund Investor Class	226,132	10,612,376
VIP Mid Cap Portfolio Investor Class	20,473	690,952
TOTAL DOMESTIC EQUITY FUNDS		389,448,445
International Equity Funds - 18.7%
Fidelity Canada Fund	1,724	89,774
Fidelity China Region Fund	3,720	115,500
Fidelity Diversified International Fund	385,065	12,094,907
Fidelity Emerging Asia Fund	179,809	5,034,656
Fidelity Emerging Markets Fund	212,915	4,726,719
Fidelity Europe Capital Appreciation Fund	36,514	724,075
Fidelity Europe Fund	95,957	3,140,673
Fidelity International Capital Appreciation Fund	362,924	5,204,335
Fidelity International Discovery Fund	564,417	19,579,633
Fidelity International Growth Fund	34,049	328,570
Fidelity International Real Estate Fund	22,644	224,625
Fidelity International Small Cap Fund	19,071	431,587
Fidelity International Small Cap Opportunities Fund	252,527	3,055,574
Fidelity International Value Fund	65,991	519,346
Fidelity Japan Fund	11,776	133,777
Fidelity Japan Smaller Companies Fund	249,618	3,057,823
Fidelity Nordic Fund	155,893	5,476,510
Fidelity Overseas Fund	65,891	2,254,781
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Pacific Basin Fund	179,038	$ 4,955,775
Spartan International Index Fund Investor Class	1,798,372	63,752,292
TOTAL INTERNATIONAL EQUITY FUNDS		134,900,932
TOTAL EQUITY FUNDS (Cost $399,938,136)		524,349,377
Fixed-Income Funds - 23.1%

Fidelity Floating Rate High Income Fund	1,358,719	13,437,726
Fidelity Focused High Income Fund	457,178	4,123,742
Fidelity High Income Fund	361,645	3,312,664
Fidelity New Markets Income Fund	163,277	2,600,997
Fidelity Real Estate Income Fund	62,012	721,822
Spartan U.S. Bond Index Fund Investor Class	12,404,210	142,152,255
TOTAL FIXED-INCOME FUNDS (Cost $160,324,148)		166,349,206
Money Market Funds - 4.2%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $30,345,259)	30,345,259	$ 30,345,259
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $590,607,543)		721,043,842
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121,081)
NET ASSETS - 100%		$ 720,922,761
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $590,607,543) - See accompanying schedule		$ 721,043,842
Receivable for investments sold		490,000
Receivable for fund shares sold		475,812
Total assets		722,009,654

Liabilities
Payable for investments purchased	$ 954,145
Payable for fund shares redeemed	11,667
Accrued management fee	120,340
Distribution and service plan fees payable	741
Total liabilities		1,086,893

Net Assets		$ 720,922,761
Net Assets consist of:
Paid in capital		$ 686,879,509
Undistributed net investment income		1,903,011
Accumulated undistributed net realized gain (loss) on investments		(98,296,058)
Net unrealized appreciation (depreciation) on investments		130,436,299
Net Assets		$ 720,922,761

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($82,381 ÷ 7,652 shares)	$ 10.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,996,143 ÷ 558,600 shares)	$ 10.73

Investor Class: Net Asset Value, offering price and redemption price per share ($714,844,237 ÷ 66,415,654 shares)	$ 10.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,599,168

Expenses
Management fee	$ 863,793
Distribution and service plan fees	7,062
Independent trustees' compensation	1,258
Total expenses before reductions	872,113
Expense reductions	(175,956)	696,157
Net investment income (loss)		1,903,011
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,106,949
Capital gain distributions from underlying funds	3,525,270
Total net realized gain (loss)		12,632,219
Change in net unrealized appreciation (depreciation) on underlying funds		31,606,694
Net gain (loss)		44,238,913
Net increase (decrease) in net assets resulting from operations		$ 46,141,924

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,903,011	$ 9,429,376
Net realized gain (loss)	12,632,219	16,968,418
Change in net unrealized appreciation (depreciation)	31,606,694	46,266,297
Net increase (decrease) in net assets resulting from operations	46,141,924	72,664,091
Distributions to shareholders from net investment income	-	(9,395,457)
Distributions to shareholders from net realized gain	-	(1,782,056)
Total distributions	-	(11,177,513)
Share transactions - net increase (decrease)	46,827,171	8,640,522
Total increase (decrease) in net assets	92,969,095	70,127,100

Net Assets
Beginning of period	627,953,666	557,826,566
End of period (including undistributed net investment income of $1,903,011 and undistributed net investment income of $0, respectively)	$ 720,922,761	$ 627,953,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.04	$ 9.48	$ 8.42	$ 6.87	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.03	.15	.15	.13	.13	.18
Net realized and unrealized gain (loss)	.70	1.03	(.41)	1.08	1.55	(3.53)
Total from investment operations	.73	1.18	(.26)	1.21	1.68	(3.35)
Distributions from net investment income	-	(.15)	(.15)	(.13)	(.12)	(.18)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.25)
Total distributions	-	(.18)	(.18) I	(.15)	(.13)	(.43) H
Net asset value, end of period	$ 10.77	$ 10.04	$ 9.04	$ 9.48	$ 8.42	$ 6.87
Total Return B, C, D	7.27%	13.10%	(2.79)%	14.32%	24.44%	(32.03)%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.55% A	1.57%	1.60%	1.49%	1.73%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 77	$ 63	$ 67	$ 68	$ 68
Portfolio turnover rate	23% A	24%	16%	22%	55%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.02	$ 9.46	$ 8.41	$ 6.86	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.02	.14	.14	.12	.12	.16
Net realized and unrealized gain (loss)	.69	1.03	(.42)	1.07	1.55	(3.53)
Total from investment operations	.71	1.17	(.28)	1.19	1.67	(3.37)
Distributions from net investment income	-	(.14)	(.14)	(.12)	(.11)	(.18)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.25)
Total distributions	-	(.17)	(.16)	(.14)	(.12)	(.42) H
Net asset value, end of period	$ 10.73	$ 10.02	$ 9.02	$ 9.46	$ 8.41	$ 6.86
Total Return B, C, D	7.09%	12.98%	(2.94)%	14.09%	24.38%	(32.18)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.40% A	1.42%	1.45%	1.34%	1.58%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,996	$ 5,035	$ 3,675	$ 2,586	$ 1,464	$ 223
Portfolio turnover rate	23% A	24%	16%	22%	55%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.42 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.03	$ 9.48	$ 8.42	$ 6.87	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.03	.15	.15	.13	.13	.18
Net realized and unrealized gain (loss)	.69	1.04	(.42)	1.08	1.55	(3.53)
Total from investment operations	.72	1.19	(.27)	1.21	1.68	(3.35)
Distributions from net investment income	-	(.15)	(.15)	(.13)	(.12)	(.18)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.25)
Total distributions	-	(.18)	(.18) I	(.15)	(.13)	(.43) H
Net asset value, end of period	$ 10.76	$ 10.04	$ 9.03	$ 9.48	$ 8.42	$ 6.87
Total Return B, C, D	7.17%	13.22%	(2.90)%	14.32%	24.44%	(32.03)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.55% A	1.57%	1.60%	1.49%	1.73%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 714,844	$ 622,842	$ 554,088	$ 536,918	$ 445,681	$ 321,938
Portfolio turnover rate	23% A	24%	16%	22%	55%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.2	0.1
Fidelity Automotive Portfolio	0.5	0.2
Fidelity Banking Portfolio	2.3	4.6
Fidelity Biotechnology Portfolio	2.1	1.5
Fidelity Blue Chip Growth Fund	0.2	0.0*
Fidelity Brokerage & Investment Management Portfolio	3.5	1.2
Fidelity Capital Appreciation Fund	0.2	0.2
Fidelity Chemicals Portfolio	1.2	1.3
Fidelity Commodity Strategy Fund	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.4	0.1
Fidelity Computers Portfolio	2.3	2.9
Fidelity Construction & Housing Portfolio	1.7	1.5
Fidelity Consumer Discretionary Portfolio	2.8	3.0
Fidelity Consumer Finance Portfolio	0.8	1.1
Fidelity Consumer Staples Portfolio	4.6	4.7
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense & Aerospace Portfolio	0.2	0.2
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.7	0.7
Fidelity Energy Portfolio	3.6	3.7
Fidelity Energy Service Portfolio	2.4	2.3
Fidelity Environmental & Alternative Energy Portfolio	0.0*	0.0*
Fidelity Equity Dividend Income Fund	0.0*	0.0*
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Financial Services Portfolio	1.7	0.7
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.5
Fidelity Growth & Income Portfolio	0.5	0.0
Fidelity Growth Company Fund	0.1	0.0*
Fidelity Health Care Portfolio	4.9	4.5
Fidelity Independence Fund	0.1	0.1
Fidelity Industrial Equipment Portfolio	1.3	1.2
Fidelity Industrials Portfolio	5.4	4.8
Fidelity Insurance Portfolio	3.5	3.7
Fidelity IT Services Portfolio	1.8	1.7
Fidelity Large Cap Stock Fund	0.3	0.1
Fidelity Large Cap Value Fund	0.1	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Leisure Portfolio	0.0*	0.0*
Fidelity Leveraged Company Stock Fund	0.1	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Materials Portfolio	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.1	0.1
Fidelity Medical Equipment & Systems Portfolio	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.8	0.7
Fidelity Mid Cap Value Fund	0.0*	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Multimedia Portfolio	2.3	2.1
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.1	0.5
Fidelity Natural Resources Portfolio	0.2	0.2
Fidelity New Millennium Fund	0.1	0.0
Fidelity OTC Portfolio	1.3	0.0
Fidelity Pharmaceuticals Portfolio	0.8	1.1
Fidelity Real Estate Investment Portfolio	0.0*	0.0*
Fidelity Retailing Portfolio	1.1	1.5
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Discovery Fund	0.2	0.0
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.1	0.1
Fidelity Software & Computer Services Portfolio	4.3	3.0
Fidelity Technology Portfolio	2.4	2.3
Fidelity Telecom and Utilities Fund	0.5	2.3
Fidelity Telecommunications Portfolio	0.7	0.8
Fidelity Transportation Portfolio	0.1	0.0*
Fidelity Utilities Portfolio	0.0*	0.0*
Fidelity Value Discovery Fund	0.0*	0.0*
Fidelity Value Fund	0.1	0.0
Fidelity Value Strategies Fund	0.5	0.5
Spartan 500 Index Fund Investor Class	0.1	0.1
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	0.0*	0.3
VIP Energy Portfolio Investor Class	0.1	0.1
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds - continued
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	65.4	62.4
International Equity Funds
Fidelity Canada Fund	0.0*	0.0*
Fidelity China Region Fund	0.1	0.2
Fidelity Diversified International Fund	3.5	4.2
Fidelity Emerging Asia Fund	0.8	2.0
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.1	0.1
Fidelity Emerging Markets Fund	0.4	0.3
Fidelity Europe Fund	0.4	0.0
Fidelity International Capital Appreciation Fund	0.3	1.2
Fidelity International Discovery Fund	4.3	3.6
Fidelity International Real Estate Fund	0.1	0.1
Fidelity International Small Cap Fund	0.1	0.1
Fidelity International Small Cap Opportunities Fund	0.6	0.6
Fidelity International Value Fund	0.0*	0.0
Fidelity Japan Fund	0.0*	0.0*
Fidelity Japan Smaller Companies Fund	0.6	0.0*
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.7	0.7
Spartan International Index Fund Investor Class	9.2	10.0
	21.2	23.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.0*	0.0*
Fidelity Focused High Income Fund	0.3	0.5
Fidelity High Income Fund	0.8	1.7
Fidelity New Markets Income Fund	0.2	0.5
Fidelity Real Estate Income Fund	0.0*	0.1
Spartan U.S. Bond Index Fund Investor Class	10.9	11.7
	12.2	14.5
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	1.2	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2013
Domestic Equity Funds	65.4%
International Equity Funds	21.2%
Fixed Income Funds	12.2%
Money Market Funds	1.2%

As of December 31, 2012
Domestic Equity Funds	62.4%
International Equity Funds	23.1%
Fixed Income Funds	14.5%
Money Market Funds	0.0%*

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 86.6%
	Shares	Value
Domestic Equity Funds - 65.4%
Fidelity Air Transportation Portfolio	10,107	$ 480,980
Fidelity Automotive Portfolio	24,930	1,197,876
Fidelity Banking Portfolio	252,665	5,768,332
Fidelity Biotechnology Portfolio	36,541	5,179,627
Fidelity Blue Chip Growth Fund	9,232	514,044
Fidelity Brokerage & Investment Management Portfolio	144,935	8,767,097
Fidelity Capital Appreciation Fund	12,365	409,657
Fidelity Chemicals Portfolio	24,730	3,079,628
Fidelity Communications Equipment Portfolio	35,996	907,808
Fidelity Computers Portfolio	89,686	5,693,273
Fidelity Construction & Housing Portfolio	77,801	4,230,017
Fidelity Consumer Discretionary Portfolio	234,257	7,100,319
Fidelity Consumer Finance Portfolio	134,668	2,123,715
Fidelity Consumer Staples Portfolio	133,516	11,578,545
Fidelity Contrafund	909	77,885
Fidelity Defense & Aerospace Portfolio	4,475	454,856
Fidelity Dividend Growth Fund	537	17,863
Fidelity Electronics Portfolio	34,643	1,861,712
Fidelity Energy Portfolio	164,563	9,159,570
Fidelity Energy Service Portfolio (a)	81,341	6,129,894
Fidelity Environmental & Alternative Energy Portfolio	4,188	79,907
Fidelity Equity Dividend Income Fund	1,262	27,978
Fidelity Equity-Income Fund	1,032	55,255
Fidelity Financial Services Portfolio	60,984	4,290,804
Fidelity Global Commodity Stock Fund	1,803	22,211
Fidelity Gold Portfolio (a)	1,738	33,389
Fidelity Growth & Income Portfolio	56,091	1,372,558
Fidelity Growth Company Fund	1,102	115,839
Fidelity Health Care Portfolio	78,515	12,443,134
Fidelity Independence Fund	8,114	237,100
Fidelity Industrial Equipment Portfolio	79,294	3,182,077
Fidelity Industrials Portfolio	481,621	13,726,189
Fidelity Insurance Portfolio	143,092	8,841,674
Fidelity IT Services Portfolio	156,187	4,670,001
Fidelity Large Cap Stock Fund	37,568	871,576
Fidelity Large Cap Value Fund	9,458	128,720
Fidelity Leisure Portfolio	882	101,416
Fidelity Leveraged Company Stock Fund	3,116	116,420
Fidelity Magellan Fund	873	71,439
Fidelity Materials Portfolio	333	24,410
Fidelity Medical Delivery Portfolio	2,546	166,296
Fidelity Medical Equipment & Systems Portfolio	2,050	66,432
Fidelity Mega Cap Stock Fund	155,524	2,115,130
Fidelity Mid Cap Value Fund	4,594	97,126
Fidelity Mid-Cap Stock Fund	2,696	91,297
Fidelity Multimedia Portfolio	84,461	5,848,957
Fidelity Nasdaq Composite Index Fund	903	41,013
Fidelity Natural Gas Portfolio	5,648	185,705
Fidelity Natural Resources Portfolio	16,024	540,181

	Shares	Value
Fidelity New Millennium Fund	7,864	$ 273,747
Fidelity OTC Portfolio	46,797	3,300,120
Fidelity Pharmaceuticals Portfolio	113,843	1,972,898
Fidelity Real Estate Investment Portfolio	2,419	81,803
Fidelity Retailing Portfolio	38,924	2,846,484
Fidelity Series Commodity Strategy Fund (a)	1,089	8,563
Fidelity Small Cap Discovery Fund	16,569	449,361
Fidelity Small Cap Growth Fund	2,332	43,633
Fidelity Small Cap Stock Fund	3,697	69,207
Fidelity Small Cap Value Fund	11,197	210,618
Fidelity Software & Computer Services Portfolio	112,504	10,879,155
Fidelity Technology Portfolio	56,574	6,125,243
Fidelity Telecom and Utilities Fund	56,660	1,141,691
Fidelity Telecommunications Portfolio	30,739	1,722,923
Fidelity Transportation Portfolio	2,177	134,118
Fidelity Utilities Portfolio	970	60,791
Fidelity Value Discovery Fund	598	11,281
Fidelity Value Fund	1,289	115,123
Fidelity Value Strategies Fund	35,586	1,265,437
Spartan 500 Index Fund Investor Class	2,688	153,681
Spartan Extended Market Index Fund Investor Class	200	9,193
Spartan Total Market Index Fund Investor Class	1,269	59,573
VIP Energy Portfolio Investor Class	16,857	360,911
VIP Mid Cap Portfolio Investor Class	2,789	94,142
TOTAL DOMESTIC EQUITY FUNDS		165,686,628
International Equity Funds - 21.2%
Fidelity Canada Fund	578	30,065
Fidelity China Region Fund	8,522	264,623
Fidelity Diversified International Fund	279,112	8,766,923
Fidelity Emerging Asia Fund	69,408	1,943,426
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	38,245	320,112
Fidelity Emerging Markets Fund	43,294	961,137
Fidelity Europe Fund	28,561	934,812
Fidelity International Capital Appreciation Fund	47,357	679,103
Fidelity International Discovery Fund	317,359	11,009,199
Fidelity International Real Estate Fund	15,290	151,674
Fidelity International Small Cap Fund	17,249	390,347
Fidelity International Small Cap Opportunities Fund	126,774	1,533,966
Fidelity International Value Fund	15,297	120,388
Fidelity Japan Fund	8,808	100,061
Fidelity Japan Smaller Companies Fund	126,338	1,547,645
Fidelity Overseas Fund	345	11,792
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Pacific Basin Fund	65,249	$ 1,806,080
Spartan International Index Fund Investor Class	657,975	23,325,198
TOTAL INTERNATIONAL EQUITY FUNDS		53,896,551
TOTAL EQUITY FUNDS (Cost $169,065,271)		219,583,179
Fixed-Income Funds - 12.2%

Fidelity Floating Rate High Income Fund	7,147	70,688
Fidelity Focused High Income Fund	71,345	643,528
Fidelity High Income Fund	214,511	1,964,919
Fidelity New Markets Income Fund	36,965	588,846
Fidelity Real Estate Income Fund	11,375	132,400
Spartan U.S. Bond Index Fund Investor Class	2,401,894	27,525,708
TOTAL FIXED-INCOME FUNDS (Cost $29,933,689)		30,926,089
Money Market Funds - 1.2%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $2,939,488)	2,939,488	$ 2,939,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $201,938,448)		253,448,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42,793)
NET ASSETS - 100%		$ 253,405,963
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $201,938,448) - See accompanying schedule		$ 253,448,756
Cash		9
Receivable for fund shares sold		39,912
Total assets		253,488,677

Liabilities
Payable for investments purchased	$ 39,270
Payable for fund shares redeemed	643
Accrued management fee	42,110
Distribution and service plan fees payable	691
Total liabilities		82,714

Net Assets		$ 253,405,963
Net Assets consist of:
Paid in capital		$ 241,546,179
Undistributed net investment income		337,448
Accumulated undistributed net realized gain (loss) on investments		(39,987,972)
Net unrealized appreciation (depreciation) on investments		51,510,308
Net Assets		$ 253,405,963

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($193,292 ÷ 18,326 shares)	$ 10.55

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,788,426 ÷ 550,716 shares)	$ 10.51

Investor Class: Net Asset Value, offering price and redemption price per share ($247,424,245 ÷ 23,445,206 shares)	$ 10.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 588,260

Expenses
Management fee	$ 308,246
Distribution and service plan fees	6,567
Independent trustees' compensation	453
Total expenses before reductions	315,266
Expense reductions	(64,454)	250,812
Net investment income (loss)		337,448
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,055,459
Capital gain distributions from underlying funds	1,956,111
Total net realized gain (loss)		7,011,570
Change in net unrealized appreciation (depreciation) on underlying funds		14,751,244
Net gain (loss)		21,762,814
Net increase (decrease) in net assets resulting from operations		$ 22,100,262

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 337,448	$ 2,980,240
Net realized gain (loss)	7,011,570	11,251,825
Change in net unrealized appreciation (depreciation)	14,751,244	17,070,579
Net increase (decrease) in net assets resulting from operations	22,100,262	31,302,644
Distributions to shareholders from net investment income	-	(2,967,962)
Distributions to shareholders from net realized gain	-	(779,007)
Total distributions	-	(3,746,969)
Share transactions - net increase (decrease)	(203,411)	(31,698,471)
Total increase (decrease) in net assets	21,896,851	(4,142,796)

Net Assets
Beginning of period	231,509,112	235,651,908
End of period (including undistributed net investment income of $337,448 and undistributed net investment income of $0, respectively)	$ 253,405,963	$ 231,509,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 8.57	$ 9.19	$ 8.02	$ 6.32	$ 10.76
Income from Investment Operations
Net investment income (loss) E	.01	.12	.11	.10	.11	.13
Net realized and unrealized gain (loss)	.92	1.09	(.60)	1.19	1.70	(4.14)
Total from investment operations	.93	1.21	(.49)	1.29	1.81	(4.01)
Distributions from net investment income	-	(.13)	(.11)	(.10)	(.10)	(.13)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.30)
Total distributions	-	(.16)	(.13)	(.12)	(.11)	(.43) H
Net asset value, end of period	$ 10.55	$ 9.62	$ 8.57	$ 9.19	$ 8.02	$ 6.32
Total Return B, C, D	9.67%	14.13%	(5.30)%	16.07%	28.56%	(38.14)%
Ratios to Average Net Assets F, G
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.28% A	1.25%	1.23%	1.20%	1.53%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 149	$ 183	$ 108	$ 112	$ 62
Portfolio turnover rate	39% A	50%	26%	38%	66%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 8.55	$ 9.17	$ 8.00	$ 6.32	$ 10.76
Income from Investment Operations
Net investment income (loss) E	.01	.10	.10	.09	.10	.11
Net realized and unrealized gain (loss)	.90	1.10	(.60)	1.19	1.68	(4.13)
Total from investment operations	.91	1.20	(.50)	1.28	1.78	(4.02)
Distributions from net investment income	-	(.11)	(.10)	(.09)	(.09)	(.12)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.30)
Total distributions	-	(.15) I	(.12)	(.11)	(.10)	(.42) H
Net asset value, end of period	$ 10.51	$ 9.60	$ 8.55	$ 9.17	$ 8.00	$ 6.32
Total Return B, C, D	9.48%	14.01%	(5.44)%	16.00%	28.17%	(38.19)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.13% A	1.10%	1.08%	1.05%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,788	$ 4,812	$ 3,574	$ 2,384	$ 886	$ 254
Portfolio turnover rate	39% A	50%	26%	38%	66%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.42 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 8.58	$ 9.20	$ 8.02	$ 6.32	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.01	.12	.11	.10	.11	.13
Net realized and unrealized gain (loss)	.91	1.09	(.60)	1.20	1.70	(4.15)
Total from investment operations	.92	1.21	(.49)	1.30	1.81	(4.02)
Distributions from net investment income	-	(.13)	(.11)	(.10)	(.10)	(.13)
Distributions from net realized gain	-	(.03)	(.02)	(.02)	(.01)	(.30)
Total distributions	-	(.16)	(.13)	(.12)	(.11)	(.43) H
Net asset value, end of period	$ 10.55	$ 9.63	$ 8.58	$ 9.20	$ 8.02	$ 6.32
Total Return B, C, D	9.55%	14.11%	(5.29)%	16.20%	28.56%	(38.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.28% A	1.25%	1.23%	1.20%	1.53%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,424	$ 226,548	$ 231,895	$ 225,225	$ 180,463	$ 120,650
Portfolio turnover rate	39% A	50%	26%	38%	66%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP FundsManager® 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$ 660,698,318	$ 39,740,823	$ (5,347,510)	$ 34,393,313
VIP FundsManager 50% Portfolio	2,200,574,953	183,941,496	(31,441,304)	152,500,192
VIP FundsManager 60% Portfolio	5,004,789,882	821,038,517	(41,353,906)	779,684,611
VIP FundsManager 70% Portfolio	591,046,223	133,822,787	(3,825,168)	129,997,619
VIP FundsManager 85% Portfolio	202,259,276	52,476,494	(1,287,014)	51,189,480

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2016	2017	Total with expiration
VIP FundsManager 50% Portfolio	$ (129,898)	$ (57,794,871)	$ (57,924,769)
VIP FundsManager 70% Portfolio	(27,769,588)	(82,605,094)	(110,374,682)
VIP FundsManager 85% Portfolio	(2,065,510)	(44,547,909)	(46,613,419)
Total capital loss carryforward

VIP FundsManager 50% Portfolio	$ (57,924,769)
VIP FundsManager 70% Portfolio	(110,374,682)
VIP FundsManager 85% Portfolio	(46,613,419)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	103,832,500	63,151,527
VIP FundsManager 50% Portfolio	1,010,672,333	136,820,466
VIP FundsManager 60% Portfolio	474,297,835	495,861,992
VIP FundsManager 70% Portfolio	130,033,472	77,762,106
VIP FundsManager 85% Portfolio	50,509,346	48,419,027

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2014.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 41	$ 1,702	$ 1,743
VIP FundsManager 50% Portfolio	37	103,563	103,600
VIP FundsManager 60% Portfolio	35	352,587	352,622
VIP FundsManager 70% Portfolio	41	7,021	7,062
VIP FundsManager 85% Portfolio	85	6,482	6,567

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2014. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver

VIP FundsManager 20% Portfolio	$ 171,957
VIP FundsManager 50% Portfolio	470,479
VIP FundsManager 60% Portfolio	1,443,861
VIP FundsManager 70% Portfolio	173,100
VIP FundsManager 85% Portfolio	61,772

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 41
Service Class 2	681
VIP FundsManager 50% Portfolio
Service Class	37
Service Class 2	41,452
VIP FundsManager 60% Portfolio
Service Class	35
Service Class 2	141,205
VIP FundsManager 70% Portfolio
Service Class	41
Service Class 2	2,813
VIP FundsManager 85% Portfolio
Service Class	85
Service Class 2	2,597

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 50% Portfolio	$ 4
VIP FundsManager 70% Portfolio	2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 969
Service Class 2	-	15,515
Investor Class	-	8,934,447
Total	$ -	$ 8,950,931
From net realized gain
Service Class	$ 140	$ 194
Service Class 2	2,660	3,485
Investor Class	1,318,226	1,786,890
Total	$ 1,321,026	$ 1,790,569
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ -	$ 882
Service Class 2	-	899,332
Investor Class	-	16,393,415
Total	$ -	$ 17,293,629
From net realized gain
Service Class	$ -	$ 187
Service Class 2	-	213,401
Investor Class	-	3,477,391
Total	$ -	$ 3,690,979
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ 6	$ 926
Service Class 2	25,210	3,246,365
Investor Class	502,109	73,997,660
Total	$ 527,325	$ 77,244,951
From net realized gain
Service Class	$ 557	211
Service Class 2	2,218,459	817,603
Investor Class	44,185,621	16,885,372
Total	$ 46,404,637	$ 17,703,186
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 1,152
Service Class 2	-	69,192
Investor Class	-	9,325,113
Total	$ -	$ 9,395,457
From net realized gain
Service Class	$ -	$ 218
Service Class 2	-	14,333
Investor Class	-	1,767,505
Total	$ -	$ 1,782,056
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 1,924
Service Class 2	-	55,902
Investor Class	-	2,910,136
Total	$ -	$ 2,967,962

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2013	Year ended December 31, 2012
VIP FundsManager 85% Portfolio
From net realized gain
Service Class	$ -	$ 504
Service Class 2	-	16,325
Investor Class	-	762,178
Total	$ -	$ 779,007

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
VIP FundsManager 20% Portfolio
Service Class
Shares sold	4,143	3,854	$ 46,977	$ 43,262
Reinvestment of distributions	12	105	140	1,163
Shares redeemed	(4,137)	(3,617)	(47,390)	(40,752)
Net increase (decrease)	18	342	$ (273)	$ 3,673
Service Class 2
Shares sold	13,920	93,342	$ 156,103	$ 1,023,285
Reinvestment of distributions	238	1,718	2,660	19,000
Shares redeemed	(13,345)	(108,824)	(150,035)	(1,194,286)
Net increase (decrease)	813	(13,764)	$ 8,728	$ (152,001)
Investor Class
Shares sold	5,783,428	10,490,900	$ 65,099,634	$ 116,157,366
Reinvestment of distributions	117,804	968,504	1,318,226	10,721,337
Shares redeemed	(2,610,650)	(2,757,599)	(29,397,550)	(30,487,438)
Net increase (decrease)	3,290,582	8,701,805	$ 37,020,310	$ 96,391,265
VIP FundsManager 50% Portfolio
Service Class
Shares sold	245	726	$ 2,724	$ 7,690
Reinvestment of distributions	-	101	-	1,069
Shares redeemed	(318)	(116)	(3,530)	(1,201)
Net increase (decrease)	(73)	711	$ (806)	$ 7,558
Service Class 2
Shares sold	555,600	6,865,482	$ 6,112,276	$ 69,749,572
Reinvestment of distributions	-	105,874	-	1,112,733
Shares redeemed	(888,963)	(1,083,591)	(9,783,020)	(11,181,369)
Net increase (decrease)	(333,363)	5,887,765	$ (3,670,744)	$ 59,680,936
Investor Class
Shares sold	79,069,093	53,988,034	$ 877,328,714	$ 571,976,949
Reinvestment of distributions	-	1,885,276	-	19,870,806
Shares redeemed	(1,402,398)	(5,384,061)	(15,417,199)	(55,753,083)
Net increase (decrease)	77,666,695	50,489,249	$ 861,911,515	$ 536,094,672
VIP FundsManager 60% Portfolio
Service Class
Shares sold	198	507	$ 2,158	$ 5,153
Reinvestment of distributions	52	110	563	1,137
Shares redeemed	(132)	(341)	(1,427)	(3,457)
Net increase (decrease)	118	276	$ 1,294	$ 2,833
Service Class 2
Shares sold	3,315,256	21,908,418	$ 35,965,988	$ 218,407,711
Reinvestment of distributions	209,493	393,034	2,243,669	4,063,968
Shares redeemed	(1,241,785)	(2,678,671)	(13,592,954)	(27,313,360)
Net increase (decrease)	2,282,964	19,622,781	$ 24,616,703	$ 195,158,319

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
VIP FundsManager 60% Portfolio
Investor Class
Shares sold	4,212,123	83,271,705	$ 46,164,510	$ 838,466,166
Reinvestment of distributions	4,164,746	8,780,969	44,687,730	90,883,035
Shares redeemed	(13,147,606)	(16,640,221)	(143,280,140)	(171,652,853)
Net increase (decrease)	(4,770,737)	75,412,453	$ (52,427,900)	$ 757,696,348
VIP FundsManager 70% Portfolio
Service Class
Shares sold	189	1,414	$ 2,001	$ 13,427
Reinvestment of distributions	-	138	-	1,370
Shares redeemed	(204)	(852)	(2,158)	(8,251)
Net increase (decrease)	(15)	700	$ (157)	$ 6,546
Service Class 2
Shares sold	70,487	125,442	$ 748,103	$ 1,218,053
Reinvestment of distributions	-	8,420	-	83,525
Shares redeemed	(14,525)	(38,738)	(153,476)	(380,430)
Net increase (decrease)	55,962	95,124	$ 594,627	$ 921,148
Investor Class
Shares sold	5,238,280	4,855,406	$ 55,599,620	$ 47,547,638
Reinvestment of distributions	-	1,115,958	-	11,092,618
Shares redeemed	(879,710)	(5,248,480)	(9,366,919)	(50,927,428)
Net increase (decrease)	4,358,570	722,884	$ 46,232,701	$ 7,712,828
VIP FundsManager 85% Portfolio
Service Class
Shares sold	3,519	3,756	$ 37,554	$ 34,929
Reinvestment of distributions	-	255	-	2,428
Shares redeemed	(717)	(9,838)	(7,348)	(94,514)
Net increase (decrease)	2,802	(5,827)	$ 30,206	$ (57,157)
Service Class 2
Shares sold	84,366	132,837	$ 882,887	$ 1,228,746
Reinvestment of distributions	-	7,619	-	72,227
Shares redeemed	(34,975)	(57,167)	(351,409)	(531,015)
Net increase (decrease)	49,391	83,289	$ 531,478	$ 769,958
Investor Class
Shares sold	1,825,929	1,851,531	$ 18,808,094	$ 17,304,322
Reinvestment of distributions	-	386,153	-	3,672,314
Shares redeemed	(1,907,423)	(5,749,016)	(19,573,189)	(53,387,908)
Net increase (decrease)	(81,494)	(3,511,332)	$ (765,095)	$ (32,411,272)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 60% Portfolio
Fidelity Consumer Discretionary Portfolio	30%
Fidelity Industrial Equipment Portfolio	28%
Fidelity Insurance Portfolio	25%

Semiannual Report

8. Other - continued

Fund	VIP FundsManager 60% Portfolio
Fidelity Banking Portfolio	21%
Fidelity Financial Services Portfolio	21%
Fidelity Consumer Finance Portfolio	17%
Fidelity Telecommunications Portfolio	16%
Fidelity Industrials Portfolio	15%
Fidelity Computers Portfolio	15%
Fidelity International Value Fund	14%
Spartan U.S. Bond Index Fund	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Consumer Discretionary Portfolio	43%
Fidelity Industrial Equipment Portfolio	41%
Fidelity Insurance Portfolio	37%
Fidelity Financial Services Portfolio	31%
Fidelity Banking Portfolio	31%
Fidelity Industrials Portfolio	24%
Fidelity Consumer Finance Portfolio	22%
Fidelity International Value Fund	21%
Fidelity Computers Portfolio	21%
Fidelity Telecommunications Portfolio	20%

In addition, at the end of the period, FMR or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	-	-
VIP FundsManager 50% Portfolio	42%	1	52%
VIP FundsManager 60% Portfolio	26%	1	64%
VIP FundsManager 70% Portfolio	99%	-	-
VIP FundsManager 85% Portfolio	98%	-	-

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0813
1.833444.107

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Fidelity® VIP Investment Grade Central Fund Financial Statements	#	Complete list of investments and financial statements for Fidelity® VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.43%
Actual		$ 1,000.00	$ 975.50	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16
Service Class	.52%
Actual		$ 1,000.00	$ 975.30	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Service Class 2.67%
Actual		$ 1,000.00	$ 974.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Investor Class	.46%
Actual		$ 1,000.00	$ 974.70	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 61.9%	U.S. Government and U.S. Government Agency Obligations 59.1%
AAA 2.5%	AAA 3.0%
AA 2.4%	AA 1.4%
A 9.1%	A 7.4%
BBB 18.0%	BBB 16.9%
BB and Below 3.3%	BB and Below 3.3%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 8.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.5	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Corporate Bonds 27.3%		Corporate Bonds 24.8%
	U.S. Government and U.S. Government Agency Obligations 61.9%		U.S. Government and U.S. Government Agency Obligations 59.1%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 5.2%		CMOs and Other Mortgage Related Securities 5.2%
	Municipal Bonds 2.1%		Municipal Bonds 1.5%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 8.9%
* Foreign investments	3.9%	** Foreign investments	3.1%
* Futures and Swaps†	0.0%	** Futures and Swaps†	0.0%

† Amount represents less than 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.4%
	Shares	Value
Fidelity VIP Investment Grade Central Fund (d)	30,318,566	$ 3,149,795,779
Fidelity Specialized High Income Central Fund (c)	351,418	36,438,505
TOTAL FIXED-INCOME FUNDS (Cost $3,175,761,943)		3,186,234,284
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Delphi Corp. 5% 2/15/23 (Cost $3,235,000)	$ 3,235,000	3,323,960
U.S. Government Agency - Mortgage Securities - 0.0%

Fannie Mae - 0.0%
3.5% 12/1/42 to 4/1/43 (Cost $212,002)	198,542	199,240
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,951)	440,000	441,055
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.403% 5/25/47 (b)	415,960	307,134
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.363% 2/25/37 (b)	1,206,823	1,024,992
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (b)	795,844	465,998
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $893,492)		1,798,124
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $16,018,966)	16,018,966	$ 16,018,966
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,196,561,354)		3,208,015,629
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,483,682)
NET ASSETS - 100%		$ 3,206,531,947
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,133
Fidelity Specialized High Income Central Fund	1,029,391
Fidelity VIP Investment Grade Central Fund	40,275,782
Total	$ 41,314,306
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 36,383,523	$ 1,029,391	$ -	$ 36,438,505	9.6%
Fidelity VIP Investment Grade Central Fund	3,315,314,712	76,313,868	89,940,994	3,149,795,779	75.5%
Total	$ 3,351,698,235	$ 77,343,259	$ 89,940,994	$ 3,186,234,284
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,323,960	$ -	$ 3,323,960	$ -
U.S. Government Agency - Mortgage Securities	199,240	-	199,240	-
Asset-Backed Securities	441,055	-	441,055	-
Collateralized Mortgage Obligations	1,798,124	-	1,798,124	-
Fixed-Income Funds	3,186,234,284	3,186,234,284	-	-
Money Market Funds	16,018,966	16,018,966	-	-
Total Investments in Securities:	$ 3,208,015,629	$ 3,202,253,250	$ 5,762,379	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,780,445)	$ 5,762,379
Fidelity Central Funds (cost $3,191,780,909)	3,202,253,250
Total Investments (cost $3,196,561,354)		$ 3,208,015,629
Receivable for fund shares sold		1,965,670
Interest receivable		63,913
Distributions receivable from Fidelity Central Funds		440,223
Total assets		3,210,485,435

Liabilities
Payable for fund shares redeemed	$ 2,483,728
Accrued management fee	836,883
Transfer agent fee payable	258,341
Distribution and service plan fees payable	262,990
Other affiliated payables	85,326
Other payables and accrued expenses	26,220
Total liabilities		3,953,488

Net Assets		$ 3,206,531,947
Net Assets consist of:
Paid in capital		$ 3,125,903,675
Undistributed net investment income		32,808,474
Accumulated undistributed net realized gain (loss) on investments		36,365,523
Net unrealized appreciation (depreciation) on investments		11,454,275
Net Assets		$ 3,206,531,947

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,111,216,258 ÷ 87,250,040 shares)	$ 12.74

Service Class: Net Asset Value, offering price and redemption price per share ($271,009,195 ÷ 21,480,402 shares)	$ 12.62

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,153,330,019 ÷ 92,574,925 shares)	$ 12.46

Investor Class: Net Asset Value, offering price and redemption price per share ($670,976,475 ÷ 52,857,275 shares)	$ 12.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 226,968
Income from Fidelity Central Funds		41,314,306
Total income		41,541,274

Expenses
Management fee	$ 5,198,478
Transfer agent fees	1,306,177
Distribution and service plan fees	1,626,453
Accounting fees and expenses	527,324
Custodian fees and expenses	6,205
Independent trustees' compensation	6,320
Registration fees	16,018
Audit	25,511
Legal	2,622
Miscellaneous	17,543
Total expenses		8,732,651
Net investment income (loss)		32,808,623
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	619,744
Fidelity Central Funds	(317,255)
Capital gain distributions from Fidelity Central Funds	36,485,121
Total net realized gain (loss)		36,787,610
Change in net unrealized appreciation (depreciation) on investment securities		(152,858,342)
Net gain (loss)		(116,070,732)
Net increase (decrease) in net assets resulting from operations		$ (83,262,109)

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,808,623	$ 75,320,602
Net realized gain (loss)	36,787,610	66,920,225
Change in net unrealized appreciation (depreciation)	(152,858,342)	40,458,832
Net increase (decrease) in net assets resulting from operations	(83,262,109)	182,699,659
Distributions to shareholders from net investment income	-	(75,924,448)
Distributions to shareholders from net realized gain	-	(89,277,491)
Total distributions	-	(165,201,939)
Share transactions - net increase (decrease)	(91,316,610)	383,840,633
Total increase (decrease) in net assets	(174,578,719)	401,338,353

Net Assets
Beginning of period	3,381,110,666	2,979,772,313
End of period (including undistributed net investment income of $32,808,474 and distributions in excess of net investment income of $149, respectively)	$ 3,206,531,947	$ 3,381,110,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.97	$ 12.83	$ 12.48	$ 11.84	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.135	.318	.431	.443	.510	.592
Net realized and unrealized gain (loss)	(.455)	.443	.492	.528	1.266	(.987)
Total from investment operations	(.320)	.761	.923	.971	1.776	(.395)
Distributions from net investment income	-	(.315)	(.436)	(.476)	(1.087)	(.515)
Distributions from net realized gain	-	(.356)	(.347)	(.145)	(.049)	(.010)
Total distributions	-	(.671)	(.783)	(.621)	(1.136)	(.525)
Net asset value, end of period	$ 12.74	$ 13.06	$ 12.97	$ 12.83	$ 12.48	$ 11.84
Total Return B,C,D	(2.45)%	5.90%	7.33%	7.80%	15.72%	(3.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.43% A	.42%	.43%	.43%	.45%	.43%
Expenses net of fee waivers, if any	.43% A	.42%	.42%	.42%	.45%	.43%
Expenses net of all reductions	.43% A	.42%	.42%	.42%	.45%	.43%
Net investment income (loss)	2.10% A	2.39%	3.30%	3.38%	4.19%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,111,216	$ 1,149,849	$ 1,116,778	$ 1,110,373	$ 1,083,773	$ 936,912
Portfolio turnover rate G	5% A	2%	5%	8%	3%	14%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 12.86	$ 12.73	$ 12.39	$ 11.75	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.128	.302	.415	.427	.495	.572
Net realized and unrealized gain (loss)	(.448)	.436	.485	.521	1.262	(.986)
Total from investment operations	(.320)	.738	.900	.948	1.757	(.414)
Distributions from net investment income	-	(.302)	(.423)	(.463)	(1.068)	(.506)
Distributions from net realized gain	-	(.356)	(.347)	(.145)	(.049)	(.010)
Total distributions	-	(.658)	(.770)	(.608)	(1.117)	(.516)
Net asset value, end of period	$ 12.62	$ 12.94	$ 12.86	$ 12.73	$ 12.39	$ 11.75
Total Return B,C,D	(2.47)%	5.77%	7.21%	7.68%	15.67%	(3.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	.52% A	.52%	.52%	.53%	.54%	.53%
Expenses net of fee waivers, if any	.52% A	.52%	.52%	.52%	.54%	.53%
Expenses net of all reductions	.52% A	.52%	.52%	.52%	.54%	.53%
Net investment income (loss)	2.00% A	2.29%	3.20%	3.28%	4.09%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,009	$ 288,708	$ 277,732	$ 283,962	$ 259,246	$ 202,501
Portfolio turnover rate G	5% A	2%	5%	8%	3%	14%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.72	$ 12.60	$ 12.26	$ 11.62	$ 12.55
Income from Investment Operations
Net investment income (loss) E	.117	.279	.391	.402	.473	.551
Net realized and unrealized gain (loss)	(.447)	.430	.478	.520	1.244	(.975)
Total from investment operations	(.330)	.709	.869	.922	1.717	(.424)
Distributions from net investment income	-	(.283)	(.402)	(.437)	(1.028)	(.496)
Distributions from net realized gain	-	(.356)	(.347)	(.145)	(.049)	(.010)
Total distributions	-	(.639)	(.749)	(.582)	(1.077)	(.506)
Net asset value, end of period	$ 12.46	$ 12.79	$ 12.72	$ 12.60	$ 12.26	$ 11.62
Total Return B,C,D	(2.58)%	5.60%	7.03%	7.55%	15.47%	(3.54)%
Ratios to Average Net Assets F,H
Expenses before reductions	.67% A	.67%	.67%	.68%	.69%	.67%
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.67%	.69%	.67%
Expenses net of all reductions	.67% A	.67%	.67%	.67%	.69%	.67%
Net investment income (loss)	1.85% A	2.14%	3.05%	3.13%	3.94%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,153,330	$ 1,198,326	$ 972,651	$ 1,011,652	$ 1,240,935	$ 930,150
Portfolio turnover rate G	5% A	2%	5%	8%	3%	14%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.93	$ 12.80	$ 12.45	$ 11.81	$ 12.73
Income from Investment Operations
Net investment income (loss) E	.133	.313	.426	.438	.511	.586
Net realized and unrealized gain (loss)	(.463)	.444	.484	.529	1.263	(.983)
Total from investment operations	(.330)	.757	.910	.967	1.774	(.397)
Distributions from net investment income	-	(.311)	(.433)	(.472)	(1.085)	(.513)
Distributions from net realized gain	-	(.356)	(.347)	(.145)	(.049)	(.010)
Total distributions	-	(.667)	(.780)	(.617)	(1.134)	(.523)
Net asset value, end of period	$ 12.69	$ 13.02	$ 12.93	$ 12.80	$ 12.45	$ 11.81
Total Return B,C,D	(2.53)%	5.89%	7.25%	7.79%	15.75%	(3.28)%
Ratios to Average Net Assets F,H
Expenses before reductions	.46% A	.46%	.46%	.46%	.48%	.46%
Expenses net of fee waivers, if any	.46% A	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46% A	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.06% A	2.36%	3.27%	3.35%	4.18%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 670,976	$ 744,227	$ 612,611	$ 537,936	$ 523,032	$ 306,413
Portfolio turnover rate G	5% A	2%	5%	8%	3%	14%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for the Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 87,021,219
Gross unrealized depreciation	(21,244,235)
Net unrealized appreciation (depreciation) on securities and other investments	$ 65,776,984

Tax cost	$ 3,142,238,645

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $80,578,259 and $95,266,132, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 139,397
Service Class 2	1,487,056
$ 1,626,453

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 413,810
Service Class	98,476
Service Class 2	417,880
Investor Class	376,011
$ 1,306,177

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,396 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 26,865,370
Service Class	-	6,451,673
Service Class 2	-	25,525,008
Investor Class	-	17,082,397
Total	$ -	$ 75,924,448

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended June 30, 2013	Year ended December 31, 2012
From net realized gain
Initial Class	$ -	$ 30,332,583
Service Class	-	7,632,369
Service Class 2	-	32,277,305
Investor Class	-	19,035,234
Total	$ -	$ 89,277,491

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	7,562,543	12,752,671	$ 98,236,642	$ 169,322,445
Reinvestment of distributions	-	4,373,004	-	57,197,953
Shares redeemed	(8,369,838)	(15,155,151)	(108,923,555)	(201,050,751)
Net increase (decrease)	(807,295)	1,970,524	$ (10,686,913)	$ 25,469,647
Service Class
Shares sold	1,343,280	3,030,909	$ 17,264,666	$ 39,844,986
Reinvestment of distributions	-	1,086,659	-	14,084,042
Shares redeemed	(2,171,029)	(3,400,787)	(27,992,709)	(44,838,867)
Net increase (decrease)	(827,749)	716,781	$ (10,728,043)	$ 9,090,161
Service Class 2
Shares sold	6,330,677	29,052,546	$ 80,764,488	$ 375,349,850
Reinvestment of distributions	-	4,512,088	-	57,802,313
Shares redeemed	(7,455,304)	(16,334,581)	(95,022,030)	(213,179,031)
Net increase (decrease)	(1,124,627)	17,230,053	$ (14,257,542)	$ 219,973,132
Investor Class
Shares sold	3,658,148	11,000,632	$ 47,557,465	$ 145,663,306
Reinvestment of distributions	-	2,769,636	-	36,117,631
Shares redeemed	(7,974,130)	(3,960,352)	(103,201,577)	(52,473,244)
Net increase (decrease)	(4,315,982)	9,809,916	$ (55,644,112)	$ 129,307,693

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2013 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.0020%	$ 1,000.00	$ 976.70	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 62.8%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 2.6%	AAA 3.1%
AA 2.4%	AA 1.5%
A 9.1%	A 7.4%
BBB 18.4%	BBB 17.3%
BB and Below 2.1%	BB and Below 2.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.5%	Short-Term Investments and Net Other Assets (Liabilities) 8.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	6.4	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.3	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Corporate Bonds 26.5%		Corporate Bonds 24.1%
	U.S. Government and U.S. Government Agency Obligations 62.8%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 5.3%		CMOs and Other Mortgage Related Securities 5.2%
	Municipal Bonds 2.1%		Municipal Bonds 1.5%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 8.3%
* Foreign investments	4.0%	** Foreign investments	3.0%
* Futures and Swaps †	0.0%	** Futures and Swaps †	0.0%

† Amount represents less than 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Not Part of Financial Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 416,000	$ 410,201
4.25% 6/15/23 (d)	2,932,000	2,911,845
5.75% 6/15/43 (d)	2,110,000	2,146,440
		5,468,486
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,049,946
Comcast Corp.:
4.65% 7/15/42	5,434,000	5,216,602
4.95% 6/15/16	2,975,000	3,294,673
6.4% 3/1/40	2,058,000	2,462,457
6.45% 3/15/37	1,410,000	1,687,506
COX Communications, Inc. 3.25% 12/15/22 (d)	1,609,000	1,512,888
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,299,413
Discovery Communications LLC:
3.25% 4/1/23	604,000	566,048
3.7% 6/1/15	2,648,000	2,778,433
4.875% 4/1/43	1,416,000	1,310,361
6.35% 6/1/40	2,421,000	2,722,913
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,260,746
5.15% 4/30/20	3,234,000	3,680,282
6.4% 4/30/40	3,340,000	3,998,321
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,420,953
News America, Inc.:
6.15% 3/1/37	2,331,000	2,529,993
6.15% 2/15/41	1,822,000	2,025,291
Time Warner Cable, Inc.:
4.5% 9/15/42	3,266,000	2,535,321
6.2% 7/1/13	7,000,000	7,000,000
6.75% 7/1/18	4,425,000	5,063,284
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,293,305
6.5% 11/15/36	2,337,000	2,645,489
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,373,387
4.375% 3/15/43 (d)	1,321,000	1,121,694
		71,849,306
TOTAL CONSUMER DISCRETIONARY		77,317,792
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.75% 6/15/18	2,229,000	2,182,084
1.875% 5/15/17	857,000	855,213

	Principal Amount	Value
3.25% 6/15/23	$ 1,458,000	$ 1,389,051
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,185,000	2,349,865
Fortune Brands, Inc. 5.375% 1/15/16	471,000	514,726
Heineken NV:
1.4% 10/1/17 (d)	2,178,000	2,115,428
2.75% 4/1/23 (d)	2,276,000	2,085,324
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,085,991
		14,577,682
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,527,156
3.2% 1/25/23	1,807,000	1,726,937
4.65% 1/25/43	2,013,000	1,866,750
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,788,624
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,581,166
6.125% 2/1/18	3,684,000	4,256,287
6.5% 8/11/17	3,514,000	4,084,305
6.5% 2/9/40	822,000	981,716
		22,812,941
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,728,047
4.25% 8/9/42	2,952,000	2,521,891
9.7% 11/10/18	2,242,000	2,979,439
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,170,294
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,066,207
4.75% 11/1/42	3,437,000	3,072,730
7.25% 6/15/37	2,962,000	3,527,114
		20,065,722
TOTAL CONSUMER STAPLES		57,456,345
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,806,223
5.35% 3/15/20 (d)	3,724,000	3,963,625
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,146,519
5% 10/1/21	1,517,000	1,626,802
FMC Technologies, Inc.:
2% 10/1/17	539,000	529,891
3.45% 10/1/22	978,000	936,316
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,705,053
		17,714,429
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 6,869,000	$ 7,896,754
Apache Corp. 4.75% 4/15/43	2,750,000	2,611,290
Chevron Corp.:
2.427% 6/24/20	2,041,000	2,027,929
3.191% 6/24/23	5,148,000	5,119,804
ConocoPhillips 5.75% 2/1/19	3,900,000	4,566,857
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,963,654
3.875% 3/15/23	1,228,000	1,151,044
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,606,158
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,765,151
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,470,343
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	332,617
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,410,673
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,706,442
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,025,864
Petro-Canada 6.05% 5/15/18	1,480,000	1,714,074
Petrobras Global Finance BV:
4.375% 5/20/23	4,240,000	3,865,184
5.625% 5/20/43	4,185,000	3,632,371
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,715,636
5.375% 1/27/21	6,096,000	6,124,615
5.75% 1/20/20	5,084,000	5,289,282
7.875% 3/15/19	4,277,000	4,945,765
Petroleos Mexicanos:
3.5% 1/30/23 (d)	3,410,000	3,145,725
4.875% 1/24/22	3,398,000	3,448,970
5.5% 1/21/21	3,601,000	3,858,472
5.5% 6/27/44	7,115,000	6,421,288
6.5% 6/2/41	6,986,000	7,213,045
Phillips 66:
4.3% 4/1/22	3,770,000	3,893,155
5.875% 5/1/42	3,228,000	3,561,717
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,752,541
3.95% 9/15/15	2,158,000	2,288,462
6.125% 1/15/17	1,250,000	1,419,504
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,508,200
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	684,741
4.6% 6/15/21	873,000	888,947

	Principal Amount	Value
Suncor Energy, Inc. 6.1% 6/1/18	$ 4,665,000	$ 5,436,269
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	697,740
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,097,175
		125,257,458
TOTAL ENERGY		142,971,887
FINANCIALS - 13.1%
Capital Markets - 1.6%
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,261,704
Goldman Sachs Group, Inc.:
3.625% 1/22/23	5,000,000	4,781,035
5.25% 7/27/21	1,125,000	1,203,046
5.625% 1/15/17	3,000,000	3,250,482
5.75% 1/24/22	2,325,000	2,563,201
5.95% 1/18/18	755,000	844,442
6.15% 4/1/18	5,954,000	6,706,883
6.75% 10/1/37	3,421,000	3,507,343
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,624,145
7.125% 5/15/15	5,585,000	6,063,869
Merrill Lynch & Co., Inc. 6.11% 1/29/37	1,461,000	1,439,417
Morgan Stanley:
2.125% 4/25/18	4,257,000	4,072,548
3.75% 2/25/23	11,138,000	10,644,765
4.875% 11/1/22	4,345,000	4,290,066
5.75% 1/25/21	1,751,000	1,899,754
6.625% 4/1/18	10,165,000	11,517,626
		67,670,326
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	3,403,000	3,689,801
Credit Suisse 6% 2/15/18	6,486,000	7,282,818
Discover Bank:
7% 4/15/20	2,309,000	2,693,562
8.7% 11/18/19	1,503,000	1,919,224
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,269,166
8.25% 3/1/38	4,319,000	5,481,731
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	2,412,000	2,402,955
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,752,022
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,195,961
KeyBank NA:
5.45% 3/3/16	1,618,000	1,783,546
5.8% 7/1/14	2,049,000	2,149,596
6.95% 2/1/28	800,000	972,615
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 1,796,000	$ 1,898,914
5% 1/17/17	4,952,000	5,290,539
Regions Bank:
6.45% 6/26/37	6,622,000	6,953,100
7.5% 5/15/18	5,784,000	6,746,498
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,249,436
5.75% 6/15/15	814,000	878,103
7.75% 11/10/14	2,367,000	2,557,733
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	5,485,000	5,200,877
6.125% 12/15/22	8,239,000	7,835,899
Wachovia Corp. 4.875% 2/15/14	785,000	805,134
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,466,941
3.676% 6/15/16	1,714,000	1,830,993
		80,307,164
Consumer Finance - 0.9%
Discover Financial Services 3.85% 11/21/22	5,040,000	4,730,277
Ford Motor Credit Co. LLC 1.7% 5/9/16	6,586,000	6,477,588
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,426,368
2.25% 11/9/15	2,597,000	2,660,871
2.95% 5/9/16	774,000	806,520
3.5% 6/29/15	799,000	833,590
5.625% 5/1/18	9,700,000	11,121,962
HSBC USA, Inc. 1.625% 1/16/18	3,721,000	3,628,942
Hyundai Capital America:
1.625% 10/2/15 (d)	1,373,000	1,368,372
2.125% 10/2/17 (d)	1,518,000	1,467,082
		36,521,572
Diversified Financial Services - 2.7%
Bank of America Corp.:
3.3% 1/11/23	14,540,000	13,734,222
3.875% 3/22/17	3,077,000	3,221,714
5.75% 12/1/17	12,290,000	13,654,325
6.5% 8/1/16	3,000,000	3,381,828
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,262,701
Citigroup, Inc.:
3.375% 3/1/23	2,800,000	2,676,901
3.953% 6/15/16	3,838,000	4,044,918
4.05% 7/30/22	1,800,000	1,729,028
4.75% 5/19/15	10,152,000	10,735,578
6.125% 5/15/18	1,159,000	1,326,280
6.5% 8/19/13	8,073,000	8,132,619

	Principal Amount	Value
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 8,510,000	$ 8,155,193
2% 8/15/17	5,000,000	4,960,610
3.15% 7/5/16	4,200,000	4,361,452
3.2% 1/25/23	973,000	923,118
3.25% 9/23/22	5,719,000	5,426,462
4.35% 8/15/21	4,371,000	4,551,146
4.5% 1/24/22	6,648,000	6,957,591
6.3% 4/23/19	3,920,000	4,551,982
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,259,000	4,135,928
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,145,844
5.15% 3/15/20	1,545,000	1,707,101
		112,776,541
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,839,888
American International Group, Inc.:
4.875% 9/15/16	2,638,000	2,889,111
4.875% 6/1/22	1,252,000	1,333,817
5.6% 10/18/16	3,756,000	4,184,601
Aon Corp.:
3.125% 5/27/16	3,681,000	3,839,456
3.5% 9/30/15	1,538,000	1,612,553
5% 9/30/20	1,402,000	1,536,771
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	445,140
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,050,531
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,315,356
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,456,465
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,110,000	2,186,798
MetLife, Inc.:
3.048% 12/15/22	3,731,000	3,524,620
4.75% 2/8/21	1,477,000	1,608,886
6.75% 6/1/16	3,234,000	3,700,886
Metropolitan Life Global Funding I:
3% 1/10/23 (d)	2,636,000	2,473,754
5.125% 6/10/14 (d)	2,884,000	3,008,240
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,214,000	2,495,089
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,165,588
Pacific LifeCorp:
5.125% 1/30/43 (d)	5,252,000	4,766,973
6% 2/10/20 (d)	4,627,000	5,163,200
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,271,306
5.8% 11/16/41	2,824,000	3,042,914
6.2% 11/15/40	1,297,000	1,483,055
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 1,250,000	$ 1,526,815
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,926,785
Unum Group:
5.625% 9/15/20	2,889,000	3,182,716
5.75% 8/15/42	5,234,000	5,556,990
		86,588,304
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,222,318
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,135,502
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,620,662
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,459,182
5.375% 12/15/13	2,985,000	3,044,858
DDR Corp. 4.625% 7/15/22	2,855,000	2,883,696
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,691,000	3,964,581
7.5% 4/1/17	1,944,000	2,253,695
9.625% 3/15/16	1,253,000	1,491,876
Duke Realty LP:
3.625% 4/15/23	2,123,000	1,963,476
3.875% 10/15/22	3,512,000	3,324,828
4.375% 6/15/22	2,340,000	2,313,266
5.4% 8/15/14	2,433,000	2,543,796
5.5% 3/1/16	1,270,000	1,381,850
5.95% 2/15/17	928,000	1,029,503
6.5% 1/15/18	2,445,000	2,810,645
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,172,981
5.375% 10/15/15	455,000	492,532
6% 9/15/17	2,405,000	2,675,452
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,199,941
Health Care REIT, Inc. 2.25% 3/15/18	1,731,000	1,698,925
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,221,649
6.25% 6/15/17	3,000,000	3,218,334
UDR, Inc. 5.5% 4/1/14	3,685,000	3,802,655
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	953,800
Weingarten Realty Investors 3.375% 10/15/22	812,000	744,110
		58,624,113

	Principal Amount	Value
Real Estate Management & Development - 2.5%
AMB Property LP 5.9% 8/15/13	$ 2,575,000	$ 2,589,273
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,879,235
4.25% 7/15/22	1,842,000	1,810,021
6.125% 4/15/20	1,392,000	1,556,855
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,013,860
4.95% 4/15/18	2,002,000	2,131,367
5.7% 5/1/17	5,000,000	5,452,185
7.5% 5/15/15	523,000	579,015
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,785,287
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,920,924
5.25% 3/15/21	1,953,000	2,036,237
ERP Operating LP:
4.625% 12/15/21	5,595,000	5,923,510
4.75% 7/15/20	2,827,000	3,039,132
5.375% 8/1/16	1,066,000	1,188,085
5.75% 6/15/17	5,343,000	6,041,544
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,040,904
4.125% 6/15/22	2,007,000	1,983,823
4.75% 10/1/20	4,185,000	4,404,629
5.5% 12/15/16	2,290,000	2,527,702
6.625% 10/1/17	2,673,000	3,048,185
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,942,719
3.15% 5/15/23	4,988,000	4,450,229
4.5% 4/18/22	1,218,000	1,223,391
Post Apartment Homes LP 3.375% 12/1/22	790,000	737,655
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	3,844,000	4,025,556
5.5% 1/15/14 (d)	2,405,000	2,446,188
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,376,376
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,578,671
5.875% 6/15/17	2,430,000	2,705,521
Simon Property Group LP:
2.75% 2/1/23	2,705,000	2,481,616
2.8% 1/30/17	857,000	881,997
4.125% 12/1/21	2,399,000	2,489,865
4.2% 2/1/15	1,523,000	1,586,343
5.1% 6/15/15	2,220,000	2,399,895
Tanger Properties LP:
6.125% 6/1/20	4,876,000	5,692,764
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 349,000	$ 389,635
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,696,000	2,608,720
		104,968,914
TOTAL FINANCIALS		547,456,934
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	3,987,960
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.75% 11/15/22	2,118,000	1,949,473
4.125% 11/15/42	1,182,000	1,038,456
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,226,943
Express Scripts, Inc. 3.125% 5/15/16	3,450,000	3,586,979
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,799,663
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,268,000	1,225,081
2.75% 2/15/23	708,000	658,572
2.875% 3/15/23	5,473,000	5,139,311
3.95% 10/15/42	969,000	834,693
4.25% 3/15/43	3,000,000	2,740,080
WellPoint, Inc.:
3.3% 1/15/23	4,354,000	4,142,322
4.65% 1/15/43	4,641,000	4,330,587
		32,672,160
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	4,266,000	4,178,027
2.9% 11/6/22 (d)	4,376,000	4,089,722
4.4% 11/6/42 (d)	4,273,000	3,973,523
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,391,630
Zoetis, Inc.:
1.875% 2/1/18 (d)	676,000	661,531
3.25% 2/1/23 (d)	1,649,000	1,565,798
4.7% 2/1/43 (d)	1,654,000	1,546,305
		17,406,536
TOTAL HEALTH CARE		54,066,656

	Principal Amount	Value
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
United Technologies Corp. 4.5% 6/1/42	$ 4,137,000	$ 4,084,158
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	921,692	972,385
6.795% 2/2/20	1,174,421	1,212,589
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,582,467	2,827,802
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	872,425	898,598
8.36% 1/20/19	3,752,288	4,108,755
		10,020,129
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42	3,309,000	3,082,611
5.25% 12/6/17	7,130,000	8,048,137
		11,130,748
TOTAL INDUSTRIALS		25,235,035
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Apple, Inc. 3.85% 5/4/43	5,454,000	4,850,231
MATERIALS - 0.6%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,666,334
4.25% 11/15/20	1,931,000	2,032,509
4.375% 11/15/42	1,579,000	1,399,051
		7,097,894
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (d)	2,675,000	2,835,741
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	3,750,000	3,655,695
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	4,174,000	4,054,423
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,624,588
6.25% 1/23/17	3,115,000	3,479,483
		17,649,930
TOTAL MATERIALS		24,747,824
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
4.35% 6/15/45	$ 11,574,000	$ 10,081,267
5.55% 8/15/41	8,621,000	8,985,461
6.3% 1/15/38	364,000	405,059
CenturyLink, Inc.:
5.15% 6/15/17	330,000	347,325
6% 4/1/17	825,000	888,938
6.15% 9/15/19	2,305,000	2,397,200
Embarq Corp.:
7.082% 6/1/16	2,253,000	2,524,207
7.995% 6/1/36	1,808,000	1,909,165
Verizon Communications, Inc.:
3.85% 11/1/42	1,284,000	1,066,621
6.1% 4/15/18	2,190,000	2,562,552
6.25% 4/1/37	1,380,000	1,576,179
6.9% 4/15/38	2,420,000	2,977,551
		35,721,525
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,481,576
3.125% 7/16/22	2,875,000	2,647,487
Vodafone Group PLC 5% 12/16/13	2,775,000	2,831,052
		10,960,115
TOTAL TELECOMMUNICATION SERVICES		46,681,640
UTILITIES - 3.0%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17	3,819,000	4,476,158
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,698,675
2.95% 12/15/22	1,655,000	1,539,704
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	2,994,933
6.4% 9/15/20 (d)	6,054,000	6,983,616
Edison International 3.75% 9/15/17	2,401,000	2,538,476
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,428,527
4.25% 3/15/23	5,520,000	5,125,751
7.375% 11/15/31	6,131,000	6,470,431
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	8,027,817
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,727,549
3.75% 11/15/20	525,000	535,644

	Principal Amount	Value
Nevada Power Co. 6.5% 5/15/18	$ 3,165,000	$ 3,775,070
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,091,538
2.8% 5/1/23	5,110,000	4,771,759
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,301,300
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,607,633
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,296,206
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,536,727
5.625% 1/15/16	2,000,000	2,210,658
		71,138,172
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,234,149
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,366,636
6.5% 5/1/18	2,640,000	3,057,294
PSEG Power LLC 2.75% 9/15/16	919,000	947,476
		5,371,406
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,708,364
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,599,902
Dominion Resources, Inc. 2.5756% 9/30/66 (g)	11,534,000	10,802,479
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,334,000	1,585,572
National Grid PLC 6.3% 8/1/16	4,181,000	4,728,410
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,674,045
5.25% 2/15/43	4,094,000	4,004,178
5.4% 7/15/14	3,885,000	4,059,934
5.45% 9/15/20	613,000	683,275
5.8% 2/1/42	2,085,000	2,149,591
5.95% 6/15/41	3,834,000	4,032,015
6.4% 3/15/18	2,760,000	3,205,011
Sempra Energy:
2.3% 4/1/17	4,185,000	4,237,438
2.875% 10/1/22	1,723,000	1,609,201
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,511,560
		47,590,975
TOTAL UTILITIES		125,334,702
TOTAL NONCONVERTIBLE BONDS (Cost $1,069,332,191)		1,106,119,046
U.S. Government and Government Agency Obligations - 34.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.0%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	$ 90,000	$ 90,029
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds 3.125% 2/15/43	111,447,000	104,168,174
U.S. Treasury Notes:
0.125% 4/30/15	40,516,000	40,357,745
0.25% 9/15/14	59,000	59,021
0.25% 8/15/15	20,500,000	20,424,724
0.5% 7/31/17	26,715,000	26,063,822
0.875% 11/30/16	31,268,000	31,280,226
0.875% 4/30/17	695,000	691,362
0.875% 1/31/18	63,538,000	62,381,418
1% 3/31/17	27,344,000	27,361,090
1% 5/31/18	231,140,000	227,077,021
1.375% 5/31/20	139,818,000	134,836,984
1.75% 5/15/23	49,190,000	46,038,790
1.875% 10/31/17	20,552,000	21,138,061
1.875% 6/30/20	145,964,000	145,325,420
2% 2/15/23	103,904,000	99,918,346
2.375% 8/31/14	115,000,000	117,883,970
2.375% 2/28/15	41,183,000	42,601,878
2.625% 7/31/14 (f)	245,000,000	251,402,567
2.625% 12/31/14	30,935,000	32,028,614
TOTAL U.S. TREASURY OBLIGATIONS		1,431,039,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,441,596,437)	1,431,129,262
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 20.9%
1.811% 9/1/33 (g)	512,510	527,380
1.913% 5/1/34 (g)	1,084,569	1,124,911
2.054% 10/1/33 (g)	42,908	44,880
2.072% 7/1/35 (g)	27,633	28,674
2.082% 10/1/33 (g)	694,985	727,107
2.175% 3/1/35 (g)	11,988	12,359
2.332% 3/1/35 (g)	46,191	48,523
2.446% 8/1/36 (g)	1,652,654	1,760,755
2.5% 7/1/28 (e)	15,600,000	15,675,562
2.5% 7/1/28 (e)	16,600,000	16,680,405
2.5% 7/1/28 (e)	7,000,000	7,033,906
2.527% 10/1/33 (g)	75,805	80,409
2.541% 6/1/36 (g)	94,965	101,112
2.605% 7/1/34 (g)	51,306	54,112

	Principal Amount	Value
2.607% 5/1/35 (g)	$ 191,355	$ 204,429
2.653% 7/1/35 (g)	84,260	88,997
2.671% 2/1/36 (g)	838,155	895,100
2.679% 11/1/36 (g)	1,124,479	1,200,752
2.82% 12/1/35 (g)	413,541	436,427
2.827% 5/1/36 (g)	341,342	365,690
2.89% 9/1/36 (g)	956,530	1,027,074
2.893% 7/1/37 (g)	142,721	150,629
3% 4/1/27 to 7/1/43	86,971,504	85,899,867
3% 7/1/43 (e)	43,900,000	42,877,955
3% 7/1/43 (e)	43,900,000	42,877,955
3% 7/1/43 (e)	43,900,000	42,877,955
3% 7/1/43 (e)	20,800,000	20,315,751
3% 7/1/43 (e)	17,500,000	17,092,579
3% 7/1/43 (e)	28,000,000	27,348,126
3.5% 1/1/26 to 7/1/43 (e)	168,016,846	170,106,854
3.5% 7/1/43 (e)	12,000,000	12,177,187
4% 9/1/26 to 7/1/42	91,047,691	95,144,321
4% 7/1/28 (e)	8,400,000	8,840,463
4% 7/1/43 (e)	4,800,000	4,999,125
4% 7/1/43 (e)	11,600,000	12,081,219
4.5% 5/1/25 to 11/1/41	79,626,635	84,754,042
4.5% 7/1/43 (e)	8,500,000	8,992,070
5% 9/1/20 to 6/1/40	31,347,879	33,911,016
5% 7/1/43 (e)	3,700,000	3,981,951
5.5% 11/1/17 to 3/1/39	54,349,741	59,180,296
5.5% 7/1/43 (e)	1,800,000	1,954,688
6% 1/1/23 to 1/1/42	33,301,545	36,534,795
6% 7/1/43 (e)	1,800,000	1,956,375
6.5% 8/1/13 to 8/1/36	7,269,690	8,111,049
7% 3/1/15 to 8/1/32	1,243,914	1,410,134
7.5% 7/1/16 to 11/1/31	1,078,625	1,255,414
8% 1/1/30 to 5/1/30	43,677	51,770
8.5% 3/1/25 to 6/1/25	658	783
TOTAL FANNIE MAE		873,002,933
Freddie Mac - 4.4%
2.156% 4/1/35 (g)	785,984	830,572
2.403% 3/1/36 (g)	164,570	172,552
2.459% 1/1/35 (g)	141,844	148,567
3% 8/1/42 to 3/1/43	23,476,589	22,916,592
3.024% 3/1/33 (g)	12,702	13,448
3.16% 11/1/35 (g)	320,082	340,159
3.185% 10/1/35 (g)	129,094	138,615
3.5% 1/1/26 to 6/1/43	52,498,803	53,463,337
4% 6/1/24 to 4/1/42	33,002,657	34,440,077
4.5% 7/1/25 to 10/1/41	44,977,143	47,636,527
5% 1/1/35 to 9/1/40	18,357,766	19,854,499
5.5% 1/1/38	416,958	448,523
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6% 4/1/32 to 8/1/37	$ 3,004,748	$ 3,300,117
7.5% 5/1/17 to 11/1/31	109,891	127,296
8% 7/1/17 to 5/1/27	6,572	7,495
8.5% 3/1/20 to 1/1/28	91,770	105,971
TOTAL FREDDIE MAC	183,944,347
Ginnie Mae - 5.6%
3% 7/1/43 (e)	10,600,000	10,474,953
3% 7/1/43 (e)	5,000,000	4,942,578
3% 7/1/43 (e)	3,900,000	3,855,211
3% 7/1/43 (e)	3,600,000	3,558,656
3.5% 1/15/41 to 11/20/42	38,871,153	39,908,260
3.5% 7/1/43 (e)	11,900,000	12,199,359
4% 1/15/25 to 12/15/41	31,965,020	33,825,248
4% 7/1/43 (e)	2,000,000	2,095,781
4% 7/1/43 (e)	2,000,000	2,095,781
4.5% 5/15/39 to 4/15/41	52,295,846	55,864,131
5% 3/15/39 to 6/20/41	48,355,482	52,462,639
6% 3/15/29 to 9/20/38	6,667,395	7,416,861
6.5% 10/15/34 to 11/15/35	302,397	344,102
7% 1/15/28 to 7/15/32	2,330,706	2,680,556
7.5% 4/15/22 to 10/15/28	547,931	632,551
8% 2/15/17 to 9/15/30	38,223	44,160
8.5% 12/15/16 to 3/15/30	7,882	8,799
TOTAL GINNIE MAE		232,409,626
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,301,259,054)		1,289,356,906
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.663% 4/25/35 (g)	234,160	214,978
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.868% 4/25/35 (g)	10,370	10,307
Airspeed Ltd. Series 2007-1A Class C1, 2.6925% 6/15/32 (d)(g)	2,451,345	1,397,267
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,168,034

	Principal Amount	Value
Series 2011-3 Class A2, 1.81% 5/15/16	$ 2,760,000	$ 2,784,917
Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,129,880
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.243% 12/25/33 (g)	23,668	22,546
Series 2004-R2 Class M3, 1.018% 4/25/34 (g)	34,150	26,892
Series 2005-R2 Class M1, 0.643% 4/25/35 (g)	599,604	587,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.973% 3/25/34 (g)	16,878	15,179
Series 2004-W11 Class M2, 1.243% 11/25/34 (g)	198,000	189,722
Series 2004-W7 Class M1, 1.018% 5/25/34 (g)	209,000	204,663
Series 2006-W4 Class A2C, 0.353% 5/25/36 (g)	440,849	148,726
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.018% 4/25/34 (g)	761,780	727,447
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.333% 12/25/36 (g)	635,000	365,887
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (d)	1,161,627	1,158,846
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4433% 3/25/32 (MGIC Investment Corp. Insured) (g)	11,075	5,524
Series 2004-3 Class M4, 1.648% 4/25/34 (g)	56,336	42,011
Series 2004-4 Class M2, 0.988% 6/25/34 (g)	207,174	188,930
Fannie Mae Series 2004-T5 Class AB3, 0.9235% 5/28/35 (g)	13,702	12,555
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.368% 8/25/34 (g)	102,000	77,377
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.018% 3/25/34 (g)	4,514	3,707
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,227,724
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.928% 1/25/35 (g)	334,000	275,929
Class M4, 1.213% 1/25/35 (g)	128,000	10,515
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (d)(g)	829,000	578,227
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.6225% 4/15/31 (d)(g)	$ 27,205	$ 25,643
GSAMP Trust Series 2004-AR1 Class B4, 3.1055% 6/25/34 (c)(d)	138,597	11,599
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.743% 9/25/46 (d)(g)	451,264	446,751
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.483% 8/25/33 (g)	216,884	198,131
Series 2003-5 Class A2, 0.893% 12/25/33 (g)	11,595	9,909
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.383% 1/25/37 (g)	436,000	214,842
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.323% 11/25/36 (g)	438,000	414,959
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6061% 12/27/29 (g)	134,066	130,120
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.493% 5/25/37 (g)	188,520	2,738
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.168% 7/25/34 (g)	26,234	22,170
Series 2006-FM1 Class A2B, 0.303% 4/25/37 (g)	264,766	229,207
Series 2006-OPT1 Class A1A, 0.453% 6/25/35 (g)	438,515	392,506
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.533% 8/25/34 (g)	20,187	19,574
Series 2004-NC8 Class M6, 2.068% 9/25/34 (g)	84,827	54,380
Series 2005-NC1 Class M1, 0.633% 1/25/35 (g)	141,000	135,596
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.703% 9/25/35 (g)	503,000	451,632
Ocala Funding LLC Series 2006-1A Class A, 1.5916% 3/20/11 (b)(d)(g)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.443% 9/25/34 (g)	188,000	157,488
Class M4, 1.643% 9/25/34 (g)	241,000	73,166
Series 2005-WCH1 Class M4, 1.023% 1/25/36 (g)	520,000	451,971
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.993% 4/25/33 (g)	1,796	1,671

	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.988% 3/25/35 (g)	$ 397,451	$ 352,748
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (g)	406,151	298,816
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.918% 9/25/34 (g)	20,131	13,857
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.053% 9/25/34 (g)	10,148	9,248
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (d)(g)	630,180	557,709
TOTAL ASSET-BACKED SECURITIES (Cost $30,203,675)		29,252,171
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.5%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.753% 1/25/35 (g)	548,725	528,890
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2616% 12/20/54 (d)(g)	4,717,885	4,571,631
Class C2, 1.3916% 12/20/54 (d)(g)	2,117,000	1,799,450
Series 2006-2:
Class A4, 0.2716% 12/20/54 (g)	1,407,751	1,364,111
Class C1, 1.1316% 12/20/54 (g)	1,885,000	1,602,250
Series 2006-3:
Class A3, 0.2716% 12/20/54 (g)	677,844	656,831
Class A7, 0.3916% 12/20/54 (g)	736,845	714,003
Class C2, 1.1916% 12/20/54 (g)	396,000	336,600
Series 2006-4:
Class A4, 0.2916% 12/20/54 (g)	2,161,015	2,094,024
Class B1, 0.3716% 12/20/54 (g)	1,059,000	968,985
Class C1, 0.9516% 12/20/54 (g)	647,000	549,950
Class M1, 0.5316% 12/20/54 (g)	279,000	247,334
Series 2007-1:
Class 1C1, 0.7916% 12/20/54 (g)	654,000	555,900
Class 1M1, 0.4916% 12/20/54 (g)	425,000	376,763
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2007-1:
Class 2A1, 0.3316% 12/20/54 (g)	$ 1,695,639	$ 1,643,074
Class 2C1, 1.0516% 12/20/54 (g)	298,000	253,300
Class 2M1, 0.6916% 12/20/54 (g)	546,000	484,029
Series 2007-2 Class 2C1, 1.0525% 12/17/54 (g)	757,000	643,450
Series 2007-2 Class 3A1, 0.3725% 12/17/54 (g)	302,494	293,117
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (g)	151,584	144,486
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.403% 5/25/47 (g)	217,512	160,605
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.363% 2/25/37 (g)	340,184	288,929
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.483% 7/25/35 (g)	572,910	537,649
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5429% 7/10/35 (d)(g)	137,195	126,066
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.643% 6/25/33 (d)(g)	11,317	11,123
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	10,833	9,994
TOTAL PRIVATE SPONSOR		20,962,544
U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.493% 5/25/35 (g)	769,916	771,589
Series 2006-50 Class BF, 0.593% 6/25/36 (g)	967,755	972,744
Series 2006-82 Class F, 0.763% 9/25/36 (g)	1,505,695	1,510,147
Series 2007-36 Class F, 0.423% 4/25/37 (g)	1,221,272	1,222,810
Series 2011-37 Class FA, 0.643% 5/25/41 (g)	3,625,321	3,635,527
Series 2011-40 Class DF, 0.643% 5/25/41 (g)	2,843,428	2,852,935
Series 2013-62 Class FA, 0.493% 6/25/43 (g)	4,322,006	4,320,506
floater sequential payer:
Series 2010-74 Class WF, 0.793% 7/25/34 (g)	993,161	1,005,284

	Principal Amount	Value
Series 2012-120 Class FE 0.493% 2/25/39 (g)	$ 1,890,235	$ 1,894,305
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	916,226	1,000,667
Series 1999-57 Class PH, 6.5% 12/25/29	737,825	839,158
Series 2002-9 Class PC, 6% 3/25/17	71,138	75,503
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	85,773	87,670
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6125% 4/15/41 (g)	2,004,032	2,006,395
Series 3830 Class FD, 0.5525% 3/15/41 (g)	4,873,080	4,897,909
floater sequential payer Series 2011-3969 Class AF, 0.6425% 10/15/33 (g)	2,251,968	2,254,416
planned amortization class Series 2500 Class TE, 5.5% 9/15/17	1,733,814	1,827,068
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.045% 6/16/37 (g)(i)	83,214	155,165
TOTAL U.S. GOVERNMENT AGENCY		31,329,798
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,636,062)		52,292,342
Commercial Mortgage Securities - 4.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7114% 5/10/45 (g)	1,079,802	1,121,417
Series 2006-3 Class A4, 5.889% 7/10/44	1,973,000	2,188,264
Series 2006-5 Class A2, 5.317% 9/10/47	6,086,626	6,154,559
Series 2007-3 Class A3, 5.6198% 6/10/49 (g)	6,100,000	6,124,400
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.583% 1/25/36 (d)(g)	605,646	492,367
Class M1, 0.643% 1/25/36 (d)(g)	126,722	69,734
Class M2, 0.663% 1/25/36 (d)(g)	38,229	19,827
Class M3, 0.693% 1/25/36 (d)(g)	55,574	28,244
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A Class M5, 0.673% 10/25/36 (d)(g)	$ 7,457	$ 392
Series 2007-1 Class A2, 0.463% 3/25/37 (d)(g)	169,353	115,935
Series 2007-2A:
Class A1, 0.463% 7/25/37 (d)(g)	168,806	128,572
Class A2, 0.513% 7/25/37 (d)(g)	158,002	77,171
Class M2, 0.603% 7/25/37 (d)(g)	87,779	14,803
Class M3, 0.683% 7/25/37 (d)(g)	87,779	8,726
Class M4, 0.843% 7/25/37 (d)(g)	185,686	7,078
Class M5, 0.943% 7/25/37 (d)(g)	147,491	4,794
Series 2007-3:
Class A2, 0.483% 7/25/37 (d)(g)	239,997	134,816
Class B1, 1.143% 7/25/37 (d)(g)	38,552	2,911
Class M1, 0.503% 7/25/37 (d)(g)	98,318	35,682
Class M2, 0.533% 7/25/37 (d)(g)	103,360	29,732
Class M3, 0.563% 7/25/37 (d)(g)	225,879	51,457
Class M4, 0.693% 7/25/37 (d)(g)	356,970	71,504
Class M5, 0.793% 7/25/37 (d)(g)	133,612	18,999
Class M6, 0.993% 7/25/37 (d)(g)	100,839	12,104
Series 2007-4A Class M4, 1.793% 9/25/37 (d)(g)	546,116	26,356
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4425% 3/15/22 (d)(g)	147,000	139,650
Class E, 0.4925% 3/15/22 (d)(g)	763,000	709,590
Class F, 0.5425% 3/15/22 (d)(g)	468,000	425,880
Class G, 0.5925% 3/15/22 (d)(g)	120,000	106,800
Class H, 0.7425% 3/15/22 (d)(g)	147,000	127,523
Class J, 0.8925% 3/15/22 (d)(g)	147,000	124,215
Series 2006-PW13 Class A3, 5.518% 9/11/41	811,672	811,443
C-BASS Trust floater Series 2006-SC1 Class A, 0.463% 5/25/36 (d)(g)	215,036	196,990

	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3325% 4/15/22 (d)(g)	$ 69,176	$ 68,598
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	6,440,000	7,089,384
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,213,144
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0425% 4/15/17 (d)(g)	44,316	40,591
Series 2005-FL11:
Class F, 0.6425% 11/15/17 (d)(g)	52,739	51,882
Class G, 0.6925% 11/15/17 (d)(g)	36,409	35,089
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	7,122,000	7,318,339
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	139,391	139,273
Series 2007-C3 Class A4, 5.6801% 6/15/39 (g)	2,528,414	2,809,900
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	3,070,727
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	2,570,658	2,593,514
Series 2001-CKN5 Class AX, 1.5139% 9/15/34 (d)(g)(h)	873,131	523
Series 2006-C1 Class A3, 5.4038% 2/15/39 (g)	1,889,692	1,898,095
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3425% 2/15/22 (d)(g)	3,470,000	3,424,186
Class C:
0.3625% 2/15/22 (d)(g)	657,000	646,108
0.4625% 2/15/22 (d)(g)	234,000	226,745
Class F, 0.5125% 2/15/22 (d)(g)	469,000	451,119
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,923,842
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.384% 11/5/21 (d)(g)	3,490,000	3,398,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	$ 1,770,000	$ 1,774,459
Class C, 2.0056% 3/6/20 (d)(g)	1,335,000	1,339,430
Class D, 2.2018% 3/6/20 (d)(g)	400,000	401,363
Class E, 2.4764% 3/6/20 (d)(g)	670,000	672,715
Class F, 2.6334% 3/6/20 (d)(g)	335,000	335,859
Class G, 2.7903% 3/6/20 (d)(g)	165,000	165,501
Class H, 3.3004% 3/6/20 (d)(g)	275,000	276,587
Class J, 4.0852% 3/6/20 (d)(g)	395,000	396,437
Series 2006-GG6 Class A2, 5.506% 4/10/38	859,466	876,455
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	920,000	1,018,897
Series 2007-GG10 Class A2, 5.778% 8/10/45	2,162,614	2,187,430
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8613% 4/15/45 (g)	2,010,000	2,220,734
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.4725% 11/15/18 (d)(g)	58,901	55,845
Class F, 0.5225% 11/15/18 (d)(g)	88,352	83,546
Class G, 0.5525% 11/15/18 (d)(g)	76,973	72,594
Class H, 0.6925% 11/15/18 (d)(g)	58,914	54,974
sequential payer:
Series 2006-CB14 Class A3B, 5.4896% 12/12/44 (g)	1,572,221	1,586,635
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	2,657,349	2,764,071
Series 2007-CB18 Class A4, 5.44% 6/12/47	870,000	963,911
Series 2007-CB19 Class A4, 5.7142% 2/12/49 (g)	1,967,639	2,199,778
Series 2007-LD11 Class A4, 5.8136% 6/15/49 (g)	3,734,597	4,179,373
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,202,833
Series 2005-LDP3 Class A3, 4.959% 8/15/42	159,273	159,139

	Principal Amount	Value
Series 2007-CB19:
Class B, 5.7142% 2/12/49 (g)	$ 755,000	$ 287,231
Class C, 5.7142% 2/12/49 (g)	1,971,000	385,357
Class D, 5.7142% 2/12/49 (g)	2,075,000	221,977
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	745,000	73,318
Class ES, 5.5196% 1/15/49 (d)(g)	4,663,000	13,661
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (g)	3,733,000	4,223,423
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	8,367	8,373
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	25,632	25,661
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,036,927	4,112,135
Class A4, 5.424% 2/15/40	12,560,000	13,955,567
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,277,859
Series 2007-C7 Class A3, 5.866% 9/15/45	4,275,613	4,765,572
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5325% 9/15/21 (d)(g)	402,971	390,525
Class G, 0.5525% 9/15/21 (d)(g)	795,609	763,080
Class H, 0.5925% 9/15/21 (d)(g)	204,773	192,305
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8502% 6/12/50 (g)	4,566,000	5,126,244
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	490,000	535,397
Series 2007-5 Class A4, 5.378% 8/12/48	750,000	823,347
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,287,505
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,160,044
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	2,782,548	2,845,981
Series 2007-7 Class B, 5.7365% 6/12/50 (g)	770,000	45,091
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.393% 7/15/19 (d)(g)	113,478	46,810
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.383% 10/15/20 (d)(g)	$ 235,000	$ 227,212
Class E, 0.443% 10/15/20 (d)(g)	294,000	276,172
Class F, 0.493% 10/15/20 (d)(g)	176,000	163,568
Class G, 0.533% 10/15/20 (d)(g)	218,000	200,421
Class H, 0.623% 10/15/20 (d)(g)	137,000	119,102
Class J, 0.773% 10/15/20 (d)(g)	79,407	30,124
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	4,451,516	4,553,050
Series 2007-HQ12 Class A2, 5.5816% 4/12/49 (g)	3,300,145	3,309,518
Series 2007-IQ14 Class B, 5.7277% 4/15/49 (g)	2,175,000	365,778
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	3,626,888	4,269,573
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4725% 9/15/21 (d)(g)	491,000	478,936
Class F, 0.5325% 9/15/21 (d)(g)	661,000	641,454
Class G, 0.5525% 9/15/21 (d)(g)	626,000	591,839
Class J, 0.7925% 9/15/21 (d)(g)	139,000	118,210
Series 2007-WHL8 Class F, 0.6725% 6/15/20 (d)(g)	1,046,000	926,473
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	10,231,000	11,327,533
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,312,570
Series 2007-C32 Class A3, 5.7359% 6/15/49 (g)	10,000,000	11,184,900
Series 2007-C33 Class A4, 5.9241% 2/15/51 (g)	3,970,000	4,416,351
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,300,305
Series 2007-C31 Class C, 5.6793% 4/15/47 (g)	2,455,000	1,723,322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $200,281,801)		199,073,390
Municipal Securities - 2.1%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	$ 1,200,000	$ 1,209,108
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,044,882
6.65% 3/1/22	4,360,000	5,159,755
7.3% 10/1/39	6,270,000	8,090,933
7.5% 4/1/34	5,055,000	6,552,695
7.55% 4/1/39	5,505,000	7,371,415
7.6% 11/1/40	10,310,000	13,962,214
7.625% 3/1/40	1,675,000	2,249,810
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	3,790,000	4,548,644
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,835,000	13,766,287
Series 2010, 4.421% 1/1/15	2,850,000	2,967,392
Series 2010-1, 6.63% 2/1/35	3,720,000	3,836,734
Series 2010-3:
6.725% 4/1/35	5,545,000	5,771,901
7.35% 7/1/35	2,580,000	2,842,928
Series 2011:
5.665% 3/1/18	1,595,000	1,747,833
5.877% 3/1/19	6,770,000	7,400,896
TOTAL MUNICIPAL SECURITIES (Cost $90,530,417)		88,523,427
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $4,568,172)	4,170,000	3,773,850
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $498,194)	487,000	513,242
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $329,170,086)	329,170,086	$ 329,170,086
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $4,518,076,089)	4,529,203,722
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(358,818,793)
NET ASSETS - 100%	$ 4,170,384,929
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 7/1/28	$ (7,000,000)	$ (7,033,906)
3% 7/1/28	(600,000)	(617,250)
3% 7/1/43	(28,000,000)	(27,348,126)
3.5% 7/1/43	(12,000,000)	(12,177,187)
4% 7/1/28	(8,400,000)	(8,840,463)
4% 7/1/43	(11,600,000)	(12,081,219)
4.5% 7/1/43	(27,700,000)	(29,303,570)
4.5% 7/1/43	(8,500,000)	(8,992,070)
5% 7/1/43	(11,700,000)	(12,591,576)
5% 7/1/43	(3,700,000)	(3,981,951)
5.5% 7/1/43	(1,800,000)	(1,954,688)
6% 7/1/43	(1,800,000)	(1,956,376)
TOTAL FANNIE MAE		(126,878,382)
Ginnie Mae
4% 7/1/43	(2,000,000)	(2,095,781)
4% 7/1/43	(2,000,000)	(2,095,781)
TOTAL GINNIE MAE		(4,191,562)
TOTAL TBA SALE COMMITMENTS (Proceeds $130,909,121)		$ (131,069,944)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	$ 203,185	$ (188,839)	$ 0	$ (188,839)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	352,969	(328,048)	0	(328,048)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(50,430)	0	(50,430)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	71,913	(32,862)	0	(32,862)
TOTAL CREDIT DEFAULT SWAPS						$ (600,179)	$ 0	$ (600,179)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,464,271 or 3.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,654,126.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 272,051
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,106,119,046	$ -	$ 1,106,119,046	$ -
U.S. Government and Government Agency Obligations	1,431,129,262	-	1,431,129,262	-
U.S. Government Agency - Mortgage Securities	1,289,356,906	-	1,289,356,906	-
Asset-Backed Securities	29,252,171	-	26,266,693	2,985,478
Collateralized Mortgage Obligations	52,292,342	-	52,292,342	-
Commercial Mortgage Securities	199,073,390	-	199,026,580	46,810
Municipal Securities	88,523,427	-	88,523,427	-
Foreign Government and Government Agency Obligations	3,773,850	-	3,773,850	-
Bank Notes	513,242	-	513,242	-
Money Market Funds	329,170,086	329,170,086	-	-
Total Investments in Securities:	$ 4,529,203,722	$ 329,170,086	$ 4,197,001,348	$ 3,032,288
Derivative Instruments:
Liabilities
Swaps	$ (600,179)	$ -	$ (600,179)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (131,069,944)	$ -	$ (131,069,944)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (600,179)
Total Value of Derivatives	$ -	$ (600,179)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,188,906,003)	$ 4,200,033,636
Fidelity Central Funds (cost $329,170,086)	329,170,086
Total Investments (cost $4,518,076,089)		$ 4,529,203,722
Cash		4,548,326
Receivable for investments sold, regular delivery		99,290,928
Receivable for TBA sale commitments		130,909,121
Receivable for swap agreements		1,473
Interest receivable		25,889,969
Distributions receivable from Fidelity Central Funds		29,690
Other receivables		491,421
Total assets		4,790,364,650

Liabilities
Payable for investments purchased Regular delivery	$ 155,941,337
Delayed delivery	331,273,399
TBA sale commitments, at value	131,069,944
Distributions payable	582,983
Bi-lateral OTC swaps, at value	600,179
Other payables and accrued expenses	511,879
Total liabilities		619,979,721

Net Assets		$ 4,170,384,929
Net Assets consist of:
Paid in capital		$ 4,167,193,053
Undistributed net investment income		5,923,251
Accumulated undistributed net realized gain (loss) on investments		(13,098,015)
Net unrealized appreciation (depreciation) on investments		10,366,640
Net Assets, for 40,140,881 shares outstanding		$ 4,170,384,929
Net Asset Value, offering price and redemption price per share ($4,170,384,929 ÷ 40,140,881 shares)		$ 103.89

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Interest		$ 52,997,408
Income from Fidelity Central Funds		272,051
Total income		53,269,459

Expenses
Custodian fees and expenses	$ 41,114
Independent trustees' compensation	7,914
Total expenses before reductions	49,028
Expense reductions	(8,326)	40,702
Net investment income (loss)		53,228,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,564,175)
Swaps	(7,991)
Total net realized gain (loss)		(12,572,166)
Change in net unrealized appreciation (depreciation) on: Investment securities	(138,088,185)
Swaps	16,133
Delayed delivery commitments	(121,483)
Total change in net unrealized appreciation (depreciation)		(138,193,535)
Net gain (loss)		(150,765,701)
Net increase (decrease) in net assets resulting from operations		$ (97,536,944)

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,228,757	$ 117,614,823
Net realized gain (loss)	(12,572,166)	120,265,599
Change in net unrealized appreciation (depreciation)	(138,193,535)	8,093,329
Net increase (decrease) in net assets resulting from operations	(97,536,944)	245,973,751
Distributions to shareholders from net investment income	(52,211,647)	(114,968,209)
Distributions to shareholders from net realized gain	(47,197,834)	(85,937,583)
Total distributions	(99,409,481)	(200,905,792)
Share transactions Proceeds from sales of shares	118,032,776	291,928,653
Reinvestment of distributions	98,826,498	201,241,629
Cost of shares redeemed	(101,952,090)	(76,195,187)
Net increase (decrease) in net assets resulting from share transactions	114,907,184	416,975,095
Total increase (decrease) in net assets	(82,039,241)	462,043,054

Net Assets
Beginning of period	4,252,424,170	3,790,381,116
End of period (including undistributed net investment income of $5,923,251 and undistributed net investment income of $4,906,141, respectively)	$ 4,170,384,929	$ 4,252,424,170
Other Information Shares
Sold	1,116,988	2,692,517
Issued in reinvestment of distributions	925,450	1,838,710
Redeemed	(953,025)	(694,031)
Net increase (decrease)	1,089,413	3,837,196

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Income from Investment Operations
Net investment income (loss) D	1.349	3.111	3.817	3.943	4.762	5.319
Net realized and unrealized gain (loss)	(3.835)	3.442	4.385	4.424	9.818	(7.583)
Total from investment operations	(2.486)	6.553	8.202	8.367	14.580	(2.264)
Distributions from net investment income	(1.309)	(3.056)	(3.851)	(3.947)	(4.580)	(5.236)
Distributions from net realized gain	(1.205)	(2.247)	(1.891)	(3.760)	(.260)	(.220)
Total distributions	(2.514)	(5.303)	(5.742)	(7.707)	(4.840)	(5.456)
Net asset value, end of period	$ 103.89	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78
Total Return B,C	(2.33)%	6.16%	7.96%	8.12%	15.71%	(2.29)%
Ratios to Average Net Assets E,H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	2.54% A	2.84%	3.57%	3.65%	4.75%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,170,385	$ 4,252,424	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861
Portfolio turnover rate F	327% A	291%	302%	230%	141%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Not Part of Financial Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,392,809
Gross unrealized depreciation	(87,560,320)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,832,489

Tax cost	$ 4,513,371,233

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of

Not Part of Financial Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (7,991)	$ 16,133

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Not Part of Financial Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $308,202,527 and $123,201,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,914.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $412.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	11.72
VIP Asset Manager: Growth Portfolio	.83
VIP Balanced Portfolio	11.92
VIP Investment Grade Bond Portfolio	75.53

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2013, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2013 and for the year ended December 31, 2012, and the financial highlights for the six months ended June 30, 2013 and for each of the five years in the period ended December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2013 and for the year ended December 31, 2012, and the financial highlights for the six months ended June 30, 2013 and for each of the five years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2013

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-SANN-0813
1.705629.115

Fidelity® Variable Insurance Products:

Investor Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,012.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,030.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,044.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,051.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,066.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,070.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.6	2.5
VIP Equity-Income Portfolio Investor Class	2.8	2.7
VIP Growth & Income Portfolio Investor Class	3.3	3.0
VIP Growth Portfolio Investor Class	2.7	2.5
VIP Mid Cap Portfolio Investor Class	0.8	0.7
VIP Value Portfolio Investor Class	2.1	2.0
VIP Value Strategies Portfolio Investor Class	1.0	1.0
	15.3	14.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	4.4	4.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.2	1.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.2	35.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	39.9	39.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	15.3%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.2%
Short-Term Funds	39.9%

Six months ago
Domestic Equity Funds	14.4%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.1%
Short-Term Funds	39.8%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Investor Class	42,978	$ 1,260,976
VIP Equity-Income Portfolio Investor Class	59,493	1,351,682
VIP Growth & Income Portfolio Investor Class	91,998	1,547,405
VIP Growth Portfolio Investor Class	27,398	1,281,132
VIP Mid Cap Portfolio Investor Class	10,951	369,583
VIP Value Portfolio Investor Class	68,902	997,018
VIP Value Strategies Portfolio Investor Class	38,981	484,528
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,313,119)		7,292,324
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
VIP Overseas Portfolio Investor Class R	123,011	2,086,264
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Investor Class R	69,890	583,585
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,363,683)		2,669,849
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	411,943	$ 2,397,509
Investment Grade Bond Funds - 34.2%
VIP Investment Grade Bond Portfolio Investor Class	1,285,537	16,313,460
TOTAL BOND FUNDS (Cost $18,785,745)		18,710,969
Short-Term Funds - 39.9%

VIP Money Market Portfolio Investor Class (Cost $19,033,191)	19,033,191	19,033,191
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,495,738)	47,706,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	13
NET ASSETS - 100%	$ 47,706,346
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $46,495,738) - See accompanying schedule	$ 47,706,333
Receivable for investments sold	47,792
Total assets	47,754,125

Liabilities
Payable for fund shares redeemed	47,779

Net Assets	$ 47,706,346
Net Assets consist of:
Paid in capital	$ 46,604,646
Undistributed net investment income	2,979
Accumulated undistributed net realized gain (loss) on investments	(111,874)
Net unrealized appreciation (depreciation) on investments	1,210,595
Net Assets, for 4,448,912 shares outstanding	$ 47,706,346
Net Asset Value, offering price and redemption price per share ($47,706,346 ÷ 4,448,912 shares)	$ 10.72

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,455

Expenses
Independent trustees' compensation	$ 78
Total expenses before reductions	78
Expense reductions	(78)	0
Net investment income (loss)		4,455
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,156
Capital gain distributions from underlying funds	6,179
Total net realized gain (loss)		19,335
Change in net unrealized appreciation (depreciation) on underlying funds		444,947
Net gain (loss)		464,282
Net increase (decrease) in net assets resulting from operations		$ 468,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,455	$ 557,767
Net realized gain (loss)	19,335	522,606
Change in net unrealized appreciation (depreciation)	444,947	1,043,173
Net increase (decrease) in net assets resulting from operations	468,737	2,123,546
Distributions to shareholders from net investment income	(3,588)	(555,168)
Distributions to shareholders from net realized gain	(215,280)	(535,234)
Total distributions	(218,868)	(1,090,402)
Share transactions Proceeds from sales of shares	13,430,087	9,342,074
Reinvestment of distributions	218,868	1,090,402
Cost of shares redeemed	(4,737,804)	(3,467,708)
Net increase (decrease) in net assets resulting from share transactions	8,911,151	6,964,768
Total increase (decrease) in net assets	9,161,020	7,997,912

Net Assets
Beginning of period	38,545,326	30,547,414
End of period (including undistributed net investment income of $2,979 and undistributed net investment income of $2,112, respectively)	$ 47,706,346	$ 38,545,326
Other Information Shares
Sold	1,247,501	879,805
Issued in reinvestment of distributions	20,474	103,001
Redeemed	(439,274)	(327,632)
Net increase (decrease)	828,701	655,174

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.30	$ 10.40	$ 9.95	$ 9.10	$ 10.79
Income from Investment Operations
Net investment income (loss) E	- I	.17	.18	.21	.40	.34
Net realized and unrealized gain (loss)	.13	.50	(.02)	.54	.94	(1.47)
Total from investment operations	.13	.67	.16	.75	1.34	(1.13)
Distributions from net investment income	- I	(.16)	(.19)	(.20)	(.33)	(.37)
Distributions from net realized gain	(.06)	(.16)	(.07)	(.10)	(.16)	(.19)
Total distributions	(.06)	(.32)	(.26)	(.30)	(.49)	(.56)
Net asset value, end of period	$ 10.72	$ 10.65	$ 10.30	$ 10.40	$ 9.95	$ 9.10
Total Return B, C, D	1.23%	6.54%	1.54%	7.50%	14.85%	(10.55)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	1.63%	1.74%	2.00%	4.12%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,706	$ 38,545	$ 30,547	$ 32,467	$ 25,374	$ 17,272
Portfolio turnover rate	23% A	15%	28%	24%	30%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.4	4.5
VIP Equity-Income Portfolio Investor Class	4.7	4.9
VIP Growth & Income Portfolio Investor Class	5.4	5.5
VIP Growth Portfolio Investor Class	4.5	4.5
VIP Mid Cap Portfolio Investor Class	1.3	1.4
VIP Value Portfolio Investor Class	3.5	3.6
VIP Value Strategies Portfolio Investor Class	1.7	1.8
	25.5	26.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	7.1	7.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.0	2.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	4.9	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	28.8	29.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	31.7	29.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	25.5%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	28.8%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	26.2%
Developed International Equity Funds	7.7%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	29.6%
Short-Term Funds	29.1%

Expected
Domestic Equity Funds	23.4%
Developed International Equity Funds	6.6%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	29.4%
Short-Term Funds	33.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.5%
	Shares	Value
Domestic Equity Funds - 25.5%
VIP Contrafund Portfolio Investor Class	24,855	$ 729,249
VIP Equity-Income Portfolio Investor Class	33,945	771,234
VIP Growth & Income Portfolio Investor Class	52,496	882,987
VIP Growth Portfolio Investor Class	15,949	745,753
VIP Mid Cap Portfolio Investor Class	6,302	212,694
VIP Value Portfolio Investor Class	39,201	567,240
VIP Value Strategies Portfolio Investor Class	22,183	275,733
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,894,535)		4,184,890
International Equity Funds - 9.1%

Developed International Equity Funds - 7.1%
VIP Overseas Portfolio Investor Class R	68,491	1,161,604
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Investor Class R	39,359	328,646
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,613,172)		1,490,250
Bond Funds - 33.7%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class	139,169	$ 809,962
Investment Grade Bond Funds - 28.8%
VIP Investment Grade Bond Portfolio Investor Class	371,737	4,717,336
TOTAL BOND FUNDS (Cost $5,567,317)		5,527,298
Short-Term Funds - 31.7%

VIP Money Market Portfolio Investor Class (Cost $5,192,881)	5,192,881	5,192,881
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,267,905)	16,395,319
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 16,395,316
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $16,267,905) - See accompanying schedule		$ 16,395,319
Receivable for investments sold		27,320
Total assets		16,422,639

Liabilities
Payable to custodian bank	$ 3
Payable for fund shares redeemed	27,320
Total liabilities		27,323

Net Assets		$ 16,395,316
Net Assets consist of:
Paid in capital		$ 16,309,679
Undistributed net investment income		779
Accumulated undistributed net realized gain (loss) on investments		(42,556)
Net unrealized appreciation (depreciation) on investments		127,414
Net Assets, for 1,571,820 shares outstanding		$ 16,395,316
Net Asset Value, offering price and redemption price per share ($16,395,316 ÷ 1,571,820 shares)		$ 10.43

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,489

Expenses
Independent trustees' compensation	$ 28
Total expenses before reductions	28
Expense reductions	(28)	0
Net investment income (loss)		1,489
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	40,701
Capital gain distributions from underlying funds	4,047
Total net realized gain (loss)		44,748
Change in net unrealized appreciation (depreciation) on underlying funds		391,369
Net gain (loss)		436,117
Net increase (decrease) in net assets resulting from operations		$ 437,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,489	$ 215,935
Net realized gain (loss)	44,748	225,142
Change in net unrealized appreciation (depreciation)	391,369	607,784
Net increase (decrease) in net assets resulting from operations	437,606	1,048,861
Distributions to shareholders from net investment income	(1,417)	(214,681)
Distributions to shareholders from net realized gain	(106,309)	(188,769)
Total distributions	(107,726)	(403,450)
Share transactions Proceeds from sales of shares	4,091,941	5,978,733
Reinvestment of distributions	107,726	403,450
Cost of shares redeemed	(2,230,683)	(2,708,259)
Net increase (decrease) in net assets resulting from share transactions	1,968,984	3,673,924
Total increase (decrease) in net assets	2,298,864	4,319,335

Net Assets
Beginning of period	14,096,452	9,777,117
End of period (including undistributed net investment income of $779 and undistributed net investment income of $707, respectively)	$ 16,395,316	$ 14,096,452
Other Information Shares
Sold	391,119	594,527
Issued in reinvestment of distributions	10,439	39,925
Redeemed	(212,353)	(270,293)
Net increase (decrease)	189,205	364,159

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.60	$ 9.85	$ 9.21	$ 7.91	$ 11.53
Income from Investment Operations
Net investment income (loss) E	- I	.19	.17	.18	.35	.32
Net realized and unrealized gain (loss)	.31	.73	(.17)	.87	1.41	(3.00)
Total from investment operations	.31	.92	- I	1.05	1.76	(2.68)
Distributions from net investment income	- I	(.16)	(.19)	(.19)	(.33)	(.30)
Distributions from net realized gain	(.07)	(.16)	(.07)	(.22)	(.14)	(.64)
Total distributions	(.08) L	(.32)	(.25) K	(.41)	(.46) J	(.94)
Net asset value, end of period	$ 10.43	$ 10.20	$ 9.60	$ 9.85	$ 9.21	$ 7.91
Total Return B, C, D	3.01%	9.61%	.02%	11.41%	22.71%	(23.91)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	1.87%	1.72%	1.90%	4.12%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,395	$ 14,096	$ 9,777	$ 10,438	$ 9,398	$ 7,038
Portfolio turnover rate	37% A	33%	45%	63%	47%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.067 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.2	6.1
VIP Equity-Income Portfolio Investor Class	6.6	6.5
VIP Growth & Income Portfolio Investor Class	7.6	7.4
VIP Growth Portfolio Investor Class	6.3	6.0
VIP Mid Cap Portfolio Investor Class	1.8	1.8
VIP Value Portfolio Investor Class	4.9	4.8
VIP Value Strategies Portfolio Investor Class	2.4	2.4
	35.8	35.0
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.9	10.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	2.8	3.1
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	33.3	34.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	13.2	12.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	35.8%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.3%
Short-Term Funds	13.2%

Six months ago
Domestic Equity Funds	35.0%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.4%
Short-Term Funds	12.2%

Expected
Domestic Equity Funds	34.3%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	33.3%
Short-Term Funds	14.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Domestic Equity Funds - 35.8%
VIP Contrafund Portfolio Investor Class	122,149	$ 3,583,865
VIP Equity-Income Portfolio Investor Class	167,291	3,800,846
VIP Growth & Income Portfolio Investor Class	258,341	4,345,294
VIP Growth Portfolio Investor Class	77,830	3,639,333
VIP Mid Cap Portfolio Investor Class	31,046	1,047,803
VIP Value Portfolio Investor Class	193,272	2,796,649
VIP Value Strategies Portfolio Investor Class	109,386	1,359,667
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,801,259)		20,573,457
International Equity Funds - 12.7%

Developed International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	335,198	5,684,953
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Investor Class R	193,930	1,619,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,714,666)		7,304,267
Bond Funds - 38.3%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	486,543	$ 2,831,682
Investment Grade Bond Funds - 33.3%
VIP Investment Grade Bond Portfolio Investor Class	1,507,862	19,134,775
TOTAL BOND FUNDS (Cost $22,067,976)		21,966,457
Short-Term Funds - 13.2%

VIP Money Market Portfolio Investor Class (Cost $7,593,543)	7,593,543	7,593,543
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,177,444)	57,437,724
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100%	$ 57,437,735
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $58,177,444) - See accompanying schedule	$ 57,437,724
Cash	6
Receivable for investments sold	28,246
Total assets	57,465,976

Liabilities
Payable for fund shares redeemed	28,241

Net Assets	$ 57,437,735
Net Assets consist of:
Paid in capital	$ 58,377,971
Undistributed net investment income	1,676
Accumulated undistributed net realized gain (loss) on investments	(202,192)
Net unrealized appreciation (depreciation) on investments	(739,720)
Net Assets, for 5,246,327 shares outstanding	$ 57,437,735
Net Asset Value, offering price and redemption price per share ($57,437,735 ÷ 5,246,327 shares)	$ 10.95

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,473

Expenses
Independent trustees' compensation	$ 106
Total expenses before reductions	106
Expense reductions	(106)	0
Net investment income (loss)		4,473
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	121,861
Capital gain distributions from underlying funds	21,812
Total net realized gain (loss)		143,673
Change in net unrealized appreciation (depreciation) on underlying funds		2,246,941
Net gain (loss)		2,390,614
Net increase (decrease) in net assets resulting from operations		$ 2,395,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,473	$ 1,016,639
Net realized gain (loss)	143,673	1,008,843
Change in net unrealized appreciation (depreciation)	2,246,941	3,929,779
Net increase (decrease) in net assets resulting from operations	2,395,087	5,955,261
Distributions to shareholders from net investment income	(10,580)	(1,008,856)
Distributions to shareholders from net realized gain	(407,318)	(756,991)
Total distributions	(417,898)	(1,765,847)
Share transactions Proceeds from sales of shares	4,451,052	5,187,870
Reinvestment of distributions	417,898	1,765,847
Cost of shares redeemed	(4,067,504)	(7,650,899)
Net increase (decrease) in net assets resulting from share transactions	801,446	(697,182)
Total increase (decrease) in net assets	2,778,635	3,492,232

Net Assets
Beginning of period	54,659,100	51,166,868
End of period (including undistributed net investment income of $1,676 and undistributed net investment income of $7,783, respectively)	$ 57,437,735	$ 54,659,100
Other Information Shares
Sold	409,284	499,333
Issued in reinvestment of distributions	38,802	168,617
Redeemed	(371,362)	(732,865)
Net increase (decrease)	76,724	(64,915)

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.77	$ 10.06	$ 9.14	$ 7.77	$ 11.56
Income from Investment Operations
Net investment income (loss) E	- I	.20	.21	.21	.35	.30
Net realized and unrealized gain (loss)	.46	.95	(.24)	.97	1.49	(3.12)
Total from investment operations	.46	1.15	(.03)	1.18	1.84	(2.82)
Distributions from net investment income	- I	(.20)	(.21)	(.21)	(.35)	(.33)
Distributions from net realized gain	(.08)	(.15)	(.04)	(.05)	(.12)	(.64)
Total distributions	(.08)	(.35)	(.26) J	(.26)	(.47)	(.97)
Net asset value, end of period	$ 10.95	$ 10.57	$ 9.77	$ 10.06	$ 9.14	$ 7.77
Total Return B, C, D	4.35%	11.82%	(.35)%	12.88%	24.09%	(24.99)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	1.88%	2.02%	2.20%	4.18%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,438	$ 54,659	$ 51,167	$ 54,591	$ 47,671	$ 41,205
Portfolio turnover rate	19% A	21%	24%	31%	28%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.5	6.3
VIP Equity-Income Portfolio Investor Class	6.9	6.7
VIP Growth & Income Portfolio Investor Class	7.9	7.6
VIP Growth Portfolio Investor Class	6.6	6.2
VIP Mid Cap Portfolio Investor Class	1.9	1.9
VIP Value Portfolio Investor Class	5.1	5.0
VIP Value Strategies Portfolio Investor Class	2.4	2.5
	37.3	36.2
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	10.4	10.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.0	3.3
High Yield Bond Funds
VIP High Income Portfolio Investor Class	4.9	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.4	35.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.0	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	37.3%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	34.4%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	36.2%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	35.0%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	36.6%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Domestic Equity Funds - 37.3%
VIP Contrafund Portfolio Investor Class	191,411	$ 5,616,004
VIP Equity-Income Portfolio Investor Class	262,199	5,957,153
VIP Growth & Income Portfolio Investor Class	404,456	6,802,954
VIP Growth Portfolio Investor Class	121,825	5,696,517
VIP Mid Cap Portfolio Investor Class	48,743	1,645,087
VIP Value Portfolio Investor Class	303,035	4,384,911
VIP Value Strategies Portfolio Investor Class	171,847	2,136,062
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,705,542)		32,238,688
International Equity Funds - 13.4%

Developed International Equity Funds - 10.4%
VIP Overseas Portfolio Investor Class R	527,971	8,954,381
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R	308,235	2,573,759
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,710,597)		11,528,140
Bond Funds - 39.3%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class	733,307	$ 4,267,849
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Investor Class	2,337,411	29,661,746
TOTAL BOND FUNDS (Cost $34,060,444)		33,929,595
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class (Cost $8,606,050)	8,606,050	8,606,050
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $85,082,633)	86,302,473
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 86,302,475
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $85,082,633) - See accompanying schedule		$ 86,302,473
Receivable for fund shares sold		106,551
Total assets		86,409,024

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	106,547
Total liabilities		106,549

Net Assets		$ 86,302,475
Net Assets consist of:
Paid in capital		$ 85,380,995
Undistributed net investment income		758
Accumulated undistributed net realized gain (loss) on investments		(299,118)
Net unrealized appreciation (depreciation) on investments		1,219,840
Net Assets, for 8,053,204 shares outstanding		$ 86,302,475
Net Asset Value, offering price and redemption price per share ($86,302,475 ÷ 8,053,204 shares)		$ 10.72

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,312

Expenses
Independent trustees' compensation	$ 156
Total expenses before reductions	156
Expense reductions	(156)	0
Net investment income (loss)		6,312
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	49,464
Capital gain distributions from underlying funds	33,450
Total net realized gain (loss)		82,914
Change in net unrealized appreciation (depreciation) on underlying funds		3,525,255
Net gain (loss)		3,608,169
Net increase (decrease) in net assets resulting from operations		$ 3,614,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,312	$ 1,498,417
Net realized gain (loss)	82,914	1,418,569
Change in net unrealized appreciation (depreciation)	3,525,255	5,329,571
Net increase (decrease) in net assets resulting from operations	3,614,481	8,246,557
Distributions to shareholders from net investment income	(15,924)	(1,486,028)
Distributions to shareholders from net realized gain	(628,987)	(1,163,447)
Total distributions	(644,911)	(2,649,475)
Share transactions Proceeds from sales of shares	9,190,192	10,360,021
Reinvestment of distributions	644,911	2,649,475
Cost of shares redeemed	(5,503,862)	(7,408,743)
Net increase (decrease) in net assets resulting from share transactions	4,331,241	5,600,753
Total increase (decrease) in net assets	7,300,811	11,197,835

Net Assets
Beginning of period	79,001,664	67,803,829
End of period (including undistributed net investment income of $758 and undistributed net investment income of $10,370, respectively)	$ 86,302,475	$ 79,001,664
Other Information Shares
Sold	861,613	1,012,596
Issued in reinvestment of distributions	61,187	259,346
Redeemed	(513,201)	(729,961)
Net increase (decrease)	409,599	541,981

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 9.55	$ 9.87	$ 9.11	$ 7.69	$ 11.86
Income from Investment Operations
Net investment income (loss) E	- I	.21	.21	.21	.34	.30
Net realized and unrealized gain (loss)	.46	.94	(.24)	.97	1.58	(3.41)
Total from investment operations	.46	1.15	(.03)	1.18	1.92	(3.11)
Distributions from net investment income	- I	(.20)	(.21)	(.22)	(.34)	(.30)
Distributions from net realized gain	(.08)	(.16)	(.08)	(.20)	(.16)	(.76)
Total distributions	(.08)	(.36)	(.29)	(.42)	(.50)	(1.06)
Net asset value, end of period	$ 10.72	$ 10.34	$ 9.55	$ 9.87	$ 9.11	$ 7.69
Total Return B, C, D	4.47%	12.10%	(.33)%	13.06%	25.25%	(27.11)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.01% A	2.02%	2.07%	2.24%	4.08%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,302	$ 79,002	$ 67,804	$ 69,259	$ 60,033	$ 48,087
Portfolio turnover rate	17% A	18%	30%	31%	22%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.1	7.0
VIP Equity-Income Portfolio Investor Class	7.5	7.5
VIP Growth & Income Portfolio Investor Class	8.6	8.4
VIP Growth Portfolio Investor Class	7.2	6.9
VIP Mid Cap Portfolio Investor Class	2.0	2.1
VIP Value Portfolio Investor Class	5.5	5.6
VIP Value Strategies Portfolio Investor Class	2.7	2.8
	40.6	40.3
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.2	11.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.2	3.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.7	5.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	32.2	32.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	7.1	6.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	40.6%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	5.7%
Investment Grade Bond Funds	32.2%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	40.3%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	5.9%
Investment Grade Bond Funds	32.1%
Short-Term Funds	6.3%

Expected
Domestic Equity Funds	39.1%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	33.4%
Short-Term Funds	7.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 40.6%
VIP Contrafund Portfolio Investor Class	338,220	$ 9,923,367
VIP Equity-Income Portfolio Investor Class	462,131	10,499,613
VIP Growth & Income Portfolio Investor Class	713,602	12,002,780
VIP Growth Portfolio Investor Class	216,182	10,108,677
VIP Mid Cap Portfolio Investor Class	85,884	2,898,594
VIP Value Portfolio Investor Class	533,572	7,720,785
VIP Value Strategies Portfolio Investor Class	302,147	3,755,684
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,953,173)		56,909,500
International Equity Funds - 14.4%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	927,596	15,732,024
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Investor Class R	538,429	4,495,885
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,987,662)		20,227,909
Bond Funds - 37.9%
	Shares	Value
High Yield Bond Funds - 5.7%
VIP High Income Portfolio Investor Class	1,366,451	$ 7,952,747
Investment Grade Bond Funds - 32.2%
VIP Investment Grade Bond Portfolio Investor Class	3,549,765	45,046,518
TOTAL BOND FUNDS (Cost $53,580,508)		52,999,265
Short-Term Funds - 7.1%

VIP Money Market Portfolio Investor Class (Cost $9,894,022)	9,894,022	9,894,022
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $137,415,365)	140,030,696
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100%	$ 140,030,703
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $137,415,365) - See accompanying schedule	$ 140,030,696
Receivable for fund shares sold	723,063
Total assets	140,753,759

Liabilities
Payable for investments purchased	723,056

Net Assets	$ 140,030,703
Net Assets consist of:
Paid in capital	$ 137,925,821
Undistributed net investment income	7,540
Accumulated undistributed net realized gain (loss) on investments	(517,989)
Net unrealized appreciation (depreciation) on investments	2,615,331
Net Assets, for 13,175,103 shares outstanding	$ 140,030,703
Net Asset Value, offering price and redemption price per share ($140,030,703 ÷ 13,175,103 shares)	$ 10.63

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,466

Expenses
Independent trustees' compensation	$ 248
Total expenses before reductions	248
Expense reductions	(248)	0
Net investment income (loss)		10,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	105,464
Capital gain distributions from underlying funds	56,678
Total net realized gain (loss)		162,142
Change in net unrealized appreciation (depreciation) on underlying funds		6,318,237
Net gain (loss)		6,480,379
Net increase (decrease) in net assets resulting from operations		$ 6,490,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,466	$ 2,439,002
Net realized gain (loss)	162,142	2,166,770
Change in net unrealized appreciation (depreciation)	6,318,237	9,342,329
Net increase (decrease) in net assets resulting from operations	6,490,845	13,948,101
Distributions to shareholders from net investment income	(25,003)	(2,416,925)
Distributions to shareholders from net realized gain	(1,100,126)	(1,577,680)
Total distributions	(1,125,129)	(3,994,605)
Share transactions Proceeds from sales of shares	16,700,800	17,115,960
Reinvestment of distributions	1,125,129	3,994,605
Cost of shares redeemed	(6,887,254)	(10,212,278)
Net increase (decrease) in net assets resulting from share transactions	10,938,675	10,898,287
Total increase (decrease) in net assets	16,304,391	20,851,783

Net Assets
Beginning of period	123,726,312	102,874,529
End of period (including undistributed net investment income of $7,540 and undistributed net investment income of $22,077, respectively)	$ 140,030,703	$ 123,726,312
Other Information Shares
Sold	1,580,702	1,700,191
Issued in reinvestment of distributions	107,978	396,742
Redeemed	(643,604)	(1,016,607)
Net increase (decrease)	1,045,076	1,080,326

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.31	$ 9.68	$ 8.77	$ 7.12	$ 12.09
Income from Investment Operations
Net investment income (loss) E	- I	.21	.21	.21	.30	.27
Net realized and unrealized gain (loss)	.52	1.02	(.32)	1.05	1.72	(4.06)
Total from investment operations	.52	1.23	(.11)	1.26	2.02	(3.79)
Distributions from net investment income	- I	(.21)	(.21)	(.20)	(.28)	(.27)
Distributions from net realized gain	(.09)	(.14)	(.05)	(.15)	(.09)	(.91)
Total distributions	(.09)	(.34) J	(.26)	(.35)	(.37)	(1.18)
Net asset value, end of period	$ 10.63	$ 10.20	$ 9.31	$ 9.68	$ 8.77	$ 7.12
Total Return B, C, D	5.12%	13.30%	(1.11)%	14.46%	28.75%	(32.63)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.13%	2.20%	2.28%	3.82%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,031	$ 123,726	$ 102,875	$ 96,543	$ 80,478	$ 59,123
Portfolio turnover rate	16% A	18%	16%	31%	20%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.7	8.5
VIP Equity-Income Portfolio Investor Class	9.2	9.1
VIP Growth & Income Portfolio Investor Class	10.5	10.3
VIP Growth Portfolio Investor Class	8.8	8.4
VIP Mid Cap Portfolio Investor Class	2.5	2.5
VIP Value Portfolio Investor Class	6.8	6.7
VIP Value Strategies Portfolio Investor Class	3.3	3.3
	49.8	48.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.8	14.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	3.9	4.4
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.2	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	24.5	24.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.8	0.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.8%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	24.5%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	48.8%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	24.4%
Short-Term Funds	0.6%

Expected
Domestic Equity Funds	48.0%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	25.9%
Short-Term Funds	1.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 49.8%
VIP Contrafund Portfolio Investor Class	264,222	$ 7,752,268
VIP Equity-Income Portfolio Investor Class	361,881	8,221,944
VIP Growth & Income Portfolio Investor Class	558,501	9,393,989
VIP Growth Portfolio Investor Class	168,106	7,860,624
VIP Mid Cap Portfolio Investor Class	67,249	2,269,649
VIP Value Portfolio Investor Class	418,110	6,050,055
VIP Value Strategies Portfolio Investor Class	236,979	2,945,649
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,612,732)		44,494,178
International Equity Funds - 17.7%

Developed International Equity Funds - 13.8%
VIP Overseas Portfolio Investor Class R	726,112	12,314,861
Emerging Markets Equity Funds - 3.9%
VIP Emerging Markets Portfolio Investor Class R	422,803	3,530,403
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,944,698)		15,845,264
Bond Funds - 31.7%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class	1,112,758	$ 6,476,253
Investment Grade Bond Funds - 24.5%
VIP Investment Grade Bond Portfolio Investor Class	1,723,222	21,867,684
TOTAL BOND FUNDS (Cost $28,622,999)		28,343,937
Short-Term Funds - 0.8%

VIP Money Market Portfolio Investor Class (Cost $725,847)	725,847	725,847
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $82,906,276)	89,409,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100%	$ 89,409,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $82,906,276) - See accompanying schedule	$ 89,409,226
Cash	1
Receivable for fund shares sold	543,690
Total assets	89,952,917

Liabilities
Payable for investments purchased	543,688

Net Assets	$ 89,409,229
Net Assets consist of:
Paid in capital	$ 83,220,235
Undistributed net investment income	4,524
Accumulated undistributed net realized gain (loss) on investments	(318,480)
Net unrealized appreciation (depreciation) on investments	6,502,950
Net Assets, for 8,085,943 shares outstanding	$ 89,409,229
Net Asset Value, offering price and redemption price per share ($89,409,229 ÷ 8,085,943 shares)	$ 11.06

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,035

Expenses
Independent trustees' compensation	$ 148
Total expenses before reductions	148
Expense reductions	(148)	0
Net investment income (loss)		7,035
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,099
Capital gain distributions from underlying funds	41,490
Total net realized gain (loss)		60,589
Change in net unrealized appreciation (depreciation) on underlying funds		4,780,507
Net gain (loss)		4,841,096
Net increase (decrease) in net assets resulting from operations		$ 4,848,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,035	$ 1,431,137
Net realized gain (loss)	60,589	1,044,262
Change in net unrealized appreciation (depreciation)	4,780,507	5,915,089
Net increase (decrease) in net assets resulting from operations	4,848,131	8,390,488
Distributions to shareholders from net investment income	(14,561)	(1,413,412)
Distributions to shareholders from net realized gain	(589,717)	(635,830)
Total distributions	(604,278)	(2,049,242)
Share transactions Proceeds from sales of shares	14,205,963	15,180,056
Reinvestment of distributions	604,278	2,049,242
Cost of shares redeemed	(2,031,958)	(3,461,941)
Net increase (decrease) in net assets resulting from share transactions	12,778,283	13,767,357
Total increase (decrease) in net assets	17,022,136	20,108,603

Net Assets
Beginning of period	72,387,093	52,278,490
End of period (including undistributed net investment income of $4,524 and undistributed net investment income of $12,050, respectively)	$ 89,409,229	$ 72,387,093
Other Information Shares
Sold	1,289,533	1,482,314
Issued in reinvestment of distributions	56,108	198,583
Redeemed	(184,400)	(339,917)
Net increase (decrease)	1,161,241	1,340,980

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 9.36	$ 9.83	$ 8.73	$ 7.04	$ 12.21
Income from Investment Operations
Net investment income (loss) E	- I	.24	.22	.21	.28	.27
Net realized and unrealized gain (loss)	.69	1.16	(.44)	1.17	1.79	(4.29)
Total from investment operations	.69	1.40	(.22)	1.38	2.07	(4.02)
Distributions from net investment income	- I	(.21)	(.21)	(.20)	(.25)	(.26)
Distributions from net realized gain	(.08)	(.10)	(.04)	(.08)	(.13)	(.89)
Total distributions	(.08)	(.31)	(.25)	(.28)	(.38)	(1.15)
Net asset value, end of period	$ 11.06	$ 10.45	$ 9.36	$ 9.83	$ 8.73	$ 7.04
Total Return B, C, D	6.65%	15.05%	(2.28)%	15.80%	29.95%	(34.22)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.33%	2.26%	2.28%	3.65%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,409	$ 72,387	$ 52,278	$ 44,530	$ 32,981	$ 21,454
Portfolio turnover rate	10% A	13%	15%	29%	18%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.1	8.9
VIP Equity-Income Portfolio Investor Class	9.7	9.5
VIP Growth & Income Portfolio Investor Class	11.1	10.7
VIP Growth Portfolio Investor Class	9.2	8.8
VIP Mid Cap Portfolio Investor Class	2.7	2.6
VIP Value Portfolio Investor Class	7.2	7.1
VIP Value Strategies Portfolio Investor Class	3.5	3.5
	52.5	51.1
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	14.5	14.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	4.2	4.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.3	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	21.5	21.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	52.5%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	21.5%

Six months ago
Domestic Equity Funds	51.1%
Developed International Equity Funds	14.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	21.8%

Expected
Domestic Equity Funds	51.4%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2012. The period end allocation is based on the fund's holdings as of June 30, 2013. The expected allocation represents the fund's anticipated allocation at December 31, 2013.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Investor Class	264,955	$ 7,773,782
VIP Equity-Income Portfolio Investor Class	364,194	8,274,481
VIP Growth & Income Portfolio Investor Class	561,849	9,450,307
VIP Growth Portfolio Investor Class	167,779	7,845,366
VIP Mid Cap Portfolio Investor Class	67,592	2,281,241
VIP Value Portfolio Investor Class	421,323	6,096,537
VIP Value Strategies Portfolio Investor Class	238,875	2,969,219
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,866,613)		44,690,933
International Equity Funds - 18.7%

Developed International Equity Funds - 14.5%
VIP Overseas Portfolio Investor Class R	730,182	12,383,880
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Investor Class R	424,641	3,545,755
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,674,032)		15,929,635
Bond Funds - 28.8%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Investor Class	1,073,817	$ 6,249,614
Investment Grade Bond Funds - 21.5%
VIP Investment Grade Bond Portfolio Investor Class	1,444,287	18,328,005
TOTAL BOND FUNDS (Cost $24,919,433)		24,577,619
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $81,460,078)	85,198,187
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 85,198,186
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $81,460,078) - See accompanying schedule		$ 85,198,187
Receivable for fund shares sold		246,708
Total assets		85,444,895

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	246,707
Total liabilities		246,709

Net Assets		$ 85,198,186
Net Assets consist of:
Paid in capital		$ 81,795,385
Undistributed net investment income		3,380
Accumulated undistributed net realized gain (loss) on investments		(338,688)
Net unrealized appreciation (depreciation) on investments		3,738,109
Net Assets, for 8,023,778 shares outstanding		$ 85,198,186
Net Asset Value, offering price and redemption price per share ($85,198,186 ÷ 8,023,778 shares)		$ 10.62

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,585

Expenses
Independent trustees' compensation	$ 140
Total expenses before reductions	140
Expense reductions	(140)	0
Net investment income (loss)		6,585
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,054)
Capital gain distributions from underlying funds	40,514
Total net realized gain (loss)		37,460
Change in net unrealized appreciation (depreciation) on underlying funds		4,847,096
Net gain (loss)		4,884,556
Net increase (decrease) in net assets resulting from operations		$ 4,891,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,585	$ 1,392,131
Net realized gain (loss)	37,460	1,001,748
Change in net unrealized appreciation (depreciation)	4,847,096	6,006,253
Net increase (decrease) in net assets resulting from operations	4,891,141	8,400,132
Distributions to shareholders from net investment income	(21,325)	(1,374,905)
Distributions to shareholders from net realized gain	(582,883)	(559,799)
Total distributions	(604,208)	(1,934,704)
Share transactions Proceeds from sales of shares	14,832,706	12,028,776
Reinvestment of distributions	604,208	1,934,704
Cost of shares redeemed	(2,136,051)	(4,296,927)
Net increase (decrease) in net assets resulting from share transactions	13,300,863	9,666,553
Total increase (decrease) in net assets	17,587,796	16,131,981

Net Assets
Beginning of period	67,610,390	51,478,409
End of period (including undistributed net investment income of $3,380 and undistributed net investment income of $18,120, respectively)	$ 85,198,186	$ 67,610,390
Other Information Shares
Sold	1,410,475	1,232,069
Issued in reinvestment of distributions	58,547	195,881
Redeemed	(203,608)	(437,722)
Net increase (decrease)	1,265,414	990,228

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.92	$ 9.41	$ 8.38	$ 6.66	$ 12.48
Income from Investment Operations
Net investment income (loss) E	- I	.22	.20	.19	.21	.23
Net realized and unrealized gain (loss)	.71	1.16	(.46)	1.15	1.85	(4.78)
Total from investment operations	.71	1.38	(.26)	1.34	2.06	(4.55)
Distributions from net investment income	- I	(.21)	(.20)	(.18)	(.20)	(.29)
Distributions from net realized gain	(.08)	(.09)	(.03)	(.13)	(.14)	(.98)
Total distributions	(.09) J	(.30)	(.23)	(.31)	(.34)	(1.27)
Net asset value, end of period	$ 10.62	$ 10.00	$ 8.92	$ 9.41	$ 8.38	$ 6.66
Total Return B, C, D	7.07%	15.50%	(2.78)%	16.12%	31.57%	(38.13)%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.02% A	2.28%	2.16%	2.20%	2.86%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,198	$ 67,610	$ 51,478	$ 46,070	$ 34,560	$ 24,786
Portfolio turnover rate	9% A	14%	14%	26%	21%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Investor Freedom Income PortfolioSM, VIP Investor Freedom 2005 PortfolioSM, VIP Investor Freedom 2010 PortfolioSM, VIP Investor Freedom 2015 PortfolioSM, VIP Investor Freedom 2020 PortfolioSM, VIP Investor Freedom 2025 PortfolioSM and VIP Investor Freedom 2030 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond and short- term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$ 46,622,428	$ 1,662,012	$ (578,107)	$ 1,083,905
VIP Investor Freedom 2005	16,339,500	541,412	(485,593)	55,819
VIP Investor Freedom 2010	58,463,582	1,964,099	(2,989,957)	(1,025,858)
VIP Investor Freedom 2015	85,438,029	4,246,569	(3,382,125)	864,444
VIP Investor Freedom 2020	138,036,048	7,823,188	(5,828,540)	1,994,648
VIP Investor Freedom 2025	83,275,748	8,807,943	(2,674,465)	6,133,478
VIP Investor Freedom 2030	81,838,879	6,643,480	(3,284,172)	3,359,308

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	13,747,999	5,045,093
VIP Investor Freedom 2005	4,692,340	2,825,547
VIP Investor Freedom 2010	5,833,945	5,424,116
VIP Investor Freedom 2015	10,839,766	7,113,678
VIP Investor Freedom 2020	20,896,929	11,016,244
VIP Investor Freedom 2025	16,208,733	3,986,203
VIP Investor Freedom 2030	16,114,388	3,370,634

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Investor Freedom Income	0%	$ 78
VIP Investor Freedom 2005	0%	28
VIP Investor Freedom 2010	0%	106
VIP Investor Freedom 2015	0%	156
VIP Investor Freedom 2020	0%	248
VIP Investor Freedom 2025	0%	148
VIP Investor Freedom 2030	0%	140

Semiannual Report

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0813
1.833440.107

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 977.80	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 977.80	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 976.00	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.72%
Actual		$ 1,000.00	$ 977.70	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.5	20.3
German Federal Republic	2.7	2.4
Fannie Mae	2.5	3.0
Freddie Mac	2.3	2.5
Japan Government	2.3	2.3
	29.3
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.1	9.3
Consumer Discretionary	6.7	6.6
Energy	6.6	5.8
Health Care	4.8	4.4
Telecommunication Services	4.7	4.0
Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations† 28.9%	U.S. Government and U.S. Government Agency Obligations† 30.9%
AAA,AA,A 12.1%	AAA,AA,A 11.5%
BBB 9.5%	BBB 8.9%
BB 14.3%	BB 13.6%
B 22.3%	B 20.8%
CCC,CC,C 5.6%	CCC,CC,C 7.2%
D 0.1%	D 0.0%
Not Rated 2.5%	Not Rated 2.7%
Equities 0.7%	Equities 0.6%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Preferred Securities 0.6%		Preferred Securities 0.3%
	Corporate Bonds 41.2%		Corporate Bonds 37.9%
	U.S. Government and U.S. Government Agency Obligations† 28.9%		U.S. Government and U.S. Government Agency Obligations† 30.9%
	Foreign Government & Government Agency Obligations 21.9%		Foreign Government & Government Agency Obligations 21.3%
	Floating Rate Loans 2.5%		Floating Rate Loans 5.1%
	Stocks 0.7%		Stocks 0.6%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.8%
* Foreign investments	35.1%	**Foreign investments	33.0%
* Futures and Swaps	0.2%	**Futures and Swaps	(0.7%)

† Includes NCUA Guaranteed Notes
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 1,526,944
Nonconvertible Bonds - 41.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21 (f)		110,000	110,825
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	152,069
Dana Holding Corp.:
6.5% 2/15/19		345,000	363,975
6.75% 2/15/21		1,105,000	1,171,300
Delphi Corp.:
5% 2/15/23		953,000	979,208
5.875% 5/15/19		500,000	531,250
6.125% 5/15/21		490,000	534,100
Exide Technologies 8.625% 2/1/18		1,190,000	714,000
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	495,000
Lear Corp. 4.75% 1/15/23 (f)		665,000	631,750
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		300,000	295,500
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	214,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	583,150
7.75% 8/15/18		125,000	133,750
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		49,000	51,940
			6,961,817
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		238,000	284,937
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/13 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
			284,937

		Principal Amount (d)	Value
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 160,000	$ 156,800
LKQ Corp. 4.75% 5/15/23 (f)		115,000	109,825
			266,625
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,950,000	2,086,500
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,650,000	741,311
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		705,000	664,463
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	144,000
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	153,156
FelCor Lodging LP 5.625% 3/1/23		440,000	427,900
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,188,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	383,400
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		520,000	535,600
MCE Finance Ltd. 5% 2/15/21 (f)		1,040,000	967,200
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		125,000	117,500
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	331,349
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		216,000	231,120
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	103,000
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		460,000	448,500
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	64,200
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	99,000
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	757,525
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		40,131	12,316
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		790,000	726,800
5.375% 3/15/22		1,440,000	1,468,800
7.75% 8/15/20		2,890,000	3,207,900
			12,773,040
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		335,000	328,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		$ 270,000	$ 273,375
D.R. Horton, Inc. 4.375% 9/15/22		555,000	527,250
Jarden Corp. 6.125% 11/15/22		280,000	292,600
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	523,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,548,613
6.875% 2/15/21		565,000	593,250
7.125% 4/15/19		1,185,000	1,251,656
8.25% 2/15/21		625,000	618,750
8.5% 5/15/18 (e)		45,000	46,350
9% 4/15/19		505,000	521,413
9.875% 8/15/19		405,000	433,350
Standard Pacific Corp.:
8.375% 5/15/18		220,000	250,800
8.375% 1/15/21		420,000	478,800
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)		210,000	221,550
Toll Brothers Finance Corp.:
4.375% 4/15/23		160,000	148,800
5.875% 2/15/22		515,000	536,888
			9,595,545
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		420,000	415,800
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	128,100
Media - 2.8%
AMC Networks, Inc. 4.75% 12/15/22		320,000	308,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		690,000	643,425
5.25% 3/15/21 (f)		520,000	512,200
5.25% 9/30/22		740,000	703,000
5.75% 9/1/23 (f)		415,000	400,475
6.5% 4/30/21		935,000	974,738
6.625% 1/31/22		820,000	858,950
7.375% 6/1/20		555,000	600,788
8.125% 4/30/20		565,000	617,263
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	671,550

		Principal Amount (d)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		$ 1,490,000	$ 1,411,775
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	218,400
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (f)		525,000	504,000
5.125% 12/15/22		155,000	149,575
Clear Channel Communications, Inc.:
5.5% 9/15/14		50,000	48,750
9% 12/15/19 (f)		222,000	215,340
14% 2/1/21 pay-in-kind (f)		520,000	444,600
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		825,000	845,625
6.5% 11/15/22 (f)		2,235,000	2,302,050
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	675,000	838,511
DISH DBS Corp.:
5% 3/15/23		2,296,000	2,204,160
5.125% 5/1/20 (f)		50,000	49,000
5.875% 7/15/22		3,925,000	3,993,688
6.75% 6/1/21		1,610,000	1,706,600
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,623,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	194,400
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,385,650
8.5% 7/15/29		230,000	251,850
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		1,560,000	1,595,100
MDC Partners, Inc. 6.75% 4/1/20 (f)		415,000	415,000
Quebecor Media, Inc. 5.75% 1/15/23		790,000	770,250
Regal Entertainment Group:
5.75% 6/15/23		1,015,000	997,238
5.75% 2/1/25		150,000	146,250
Sheridan Group, Inc. 12.5% 4/15/14		272,335	269,611
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	499,200
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		390,000	366,600
4.625% 5/15/23 (f)		260,000	240,500
5.25% 8/15/22 (f)		490,000	475,300
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	433,400
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	631,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		$ 575,000	$ 551,310
WMG Acquisition Corp. 11.5% 10/1/18		1,460,000	1,675,350
			33,745,522
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	137,500
CST Brands, Inc. 5% 5/1/23 (f)		140,000	136,150
Limited Brands, Inc. 5.625% 2/15/22		685,000	691,850
Office Depot, Inc. 9.75% 3/15/19 (f)		370,000	447,238
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		540,000	548,100
Sally Holdings LLC 6.875% 11/15/19		325,000	347,750
Sonic Automotive, Inc. 5% 5/15/23 (f)		85,000	82,450
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	274,125
			2,665,163
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		570,000	584,250
Hanesbrands, Inc. 6.375% 12/15/20		640,000	684,800
Levi Strauss & Co.:
6.875% 5/1/22		375,000	406,875
7.625% 5/15/20		775,000	840,875
Polymer Group, Inc. 7.75% 2/1/19		135,000	140,400
PVH Corp. 4.5% 12/15/22		1,137,000	1,091,520
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		160,000	156,800
			3,905,520
TOTAL CONSUMER DISCRETIONARY			72,828,569
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		830,000	888,100
ESAL GmbH 6.25% 2/5/23 (f)		1,075,000	981,475
Grifols, Inc. 8.25% 2/1/18		430,000	460,100
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,040,000	993,200

		Principal Amount (d)	Value
Rite Aid Corp.:
6.75% 6/15/21 (f)(h)		$ 1,035,000	$ 1,016,888
8% 8/15/20		370,000	409,775
9.25% 3/15/20		845,000	931,613
10.25% 10/15/19		160,000	180,000
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		152,000	160,740
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)		65,000	63,700
Tops Markets LLC 8.875% 12/15/17 (f)		295,000	318,600
			6,404,191
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		200,000	210,800
B&G Foods, Inc. 4.625% 6/1/21		565,000	532,513
Dean Foods Co. 9.75% 12/15/18		445,000	501,738
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)		940,000	1,005,800
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		725,000	725,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		330,000	345,675
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	183,000
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (f)(k)		45,000	46,350
Michael Foods, Inc. 9.75% 7/15/18		155,000	169,725
Post Holdings, Inc. 7.375% 2/15/22		110,000	117,700
Smithfield Foods, Inc. 6.625% 8/15/22		480,000	516,000
			4,354,301
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		145,000	150,800
6.625% 11/15/22 (f)		175,000	182,875
			333,675
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	146,475
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		135,000	126,900
NBTY, Inc. 9% 10/1/18		425,000	461,125
Prestige Brands, Inc. 8.125% 2/1/20		75,000	81,938
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		1,464,000	1,427,400
			2,243,838
TOTAL CONSUMER STAPLES			13,336,005
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		$ 110,000	$ 114,400
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	370,313
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	554,400
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		350,000	349,125
Forbes Energy Services Ltd. 9% 6/15/19		350,000	344,750
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		139,000	142,475
Offshore Group Investment Ltd. 7.125% 4/1/23 (f)		650,000	635,375
Oil States International, Inc.:
5.125% 1/15/23 (f)		385,000	403,288
6.5% 6/1/19		360,000	372,600
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	1,050,400
Pioneer Drilling Co. 9.875% 3/15/18		275,000	294,938
Precision Drilling Corp. 6.5% 12/15/21		90,000	91,125
Pride International, Inc. 6.875% 8/15/20		260,000	308,571
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		220,000	223,300
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	147,000
Vier Gas Transport GmbH:
2% 6/12/20 (Reg. S)	EUR	250,000	321,388
2.875% 6/12/25 (Reg. S)	EUR	300,000	379,884
			6,103,332
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		735,000	681,713
Afren PLC 11.5% 2/1/16 (f)		400,000	440,000
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		375,000	378,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		340,000	306,000
6.625% 10/1/20 (f)		125,000	125,313
Berry Petroleum Co. 10.25% 6/1/14		145,000	152,975
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		350,000	374,500
9.625% 8/1/20 (f)		485,000	523,800

		Principal Amount (d)	Value
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		$ 2,295,000	$ 2,455,650
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	171,663
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,349,450
6.5% 1/15/22		575,000	600,875
7% 1/15/21		250,000	268,750
Continental Resources, Inc.:
4.5% 4/15/23 (f)		790,000	766,300
5% 9/15/22		2,440,000	2,464,400
7.125% 4/1/21		215,000	234,350
8.25% 10/1/19		65,000	71,500
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		200,000	206,000
7.75% 4/1/19 (f)		475,000	491,625
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	413,400
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (f)		755,000	741,788
Denbury Resources, Inc. 8.25% 2/15/20		308,000	332,640
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	101,400
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	489,600
Energy Partners Ltd. 8.25% 2/15/18		1,090,000	1,122,700
Energy Transfer Equity LP 7.5% 10/15/20		860,000	939,550
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,218,225
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	596,400
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,215,500
Forest Oil Corp. 7.5% 9/15/20 (f)		690,000	655,500
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (f)		250,000	247,500
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		400,000	398,000
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	300,425
GPN Capital SA 2.933% 4/26/18 (Reg. S)	EUR	450,000	559,078
Halcon Resources Corp. 8.875% 5/15/21		430,000	416,025
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		395,000	406,850
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	475,300
Indo Energy Finance II BV 6.375% 1/24/23 (f)		200,000	175,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		$ 695,000	$ 670,675
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	450,000	593,665
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	345,600
7% 5/5/20 (f)		360,000	406,800
9.125% 7/2/18 (f)		480,000	573,600
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		285,000	261,944
5.75% 4/30/43 (f)		485,000	428,255
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)		215,000	208,550
Laredo Pete, Inc. 7.375% 5/1/22		600,000	622,500
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		175,000	166,688
7.75% 2/1/21		1,070,000	1,072,675
8.625% 4/15/20		780,000	819,000
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	231,475
6.25% 6/15/22		608,000	623,200
6.75% 11/1/20		160,000	168,400
Naftogaz of Ukraine NJSC 9.5% 9/30/14		725,000	719,563
Newfield Exploration Co.:
5.625% 7/1/24		525,000	509,250
6.875% 2/1/20		1,025,000	1,055,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		235,000	237,350
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		805,000	853,300
Pan American Energy LLC 7.875% 5/7/21 (f)		660,000	635,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	985,800
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,260,000	1,335,600
6.625% 6/15/38		50,000	52,375
8.625% 12/1/23		250,000	312,500
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 6.5% 5/15/21 (f)		445,000	428,313
Petrobras Global Finance BV 2.4141% 1/15/19 (k)		375,000	365,250
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		525,000	527,464
6.875% 1/20/40		480,000	478,128
8.375% 12/10/18		495,000	585,709

		Principal Amount (d)	Value
Petroleos de Venezuela SA:
4.9% 10/28/14		$ 1,850,000	$ 1,729,750
5.375% 4/12/27		605,000	363,000
5.5% 4/12/37		280,000	161,700
8% 11/17/13		1,000,000	1,000,000
8.5% 11/2/17 (f)		5,465,000	4,973,150
9% 11/17/21 (Reg. S)		785,000	659,400
9.75% 5/17/35 (f)		1,165,000	920,350
12.75% 2/17/22 (f)		1,840,000	1,853,800
Petroleos Mexicanos:
3.5% 1/30/23 (f)		425,000	392,063
4.875% 1/24/22		410,000	416,150
5.5% 1/21/21		515,000	551,823
5.5% 6/27/44		560,000	505,400
5.5% 6/27/44 (f)		195,000	175,793
6% 3/5/20		345,000	381,225
6.5% 6/2/41		880,000	908,600
6.625% (f)(g)		1,765,000	1,795,888
8% 5/3/19		280,000	341,600
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	785,900
PT Adaro Indonesia 7.625% 10/22/19 (f)		805,000	845,250
PT Pertamina Persero:
4.3% 5/20/23 (f)		200,000	184,000
4.875% 5/3/22 (f)		675,000	646,313
5.25% 5/23/21 (f)		295,000	292,050
6% 5/3/42 (f)		475,000	444,125
6.5% 5/27/41 (f)		515,000	496,975
QEP Resources, Inc. 5.25% 5/1/23		610,000	591,700
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	424,338
Range Resources Corp.:
5% 8/15/22		635,000	615,950
5% 3/15/23		960,000	936,000
5.75% 6/1/21		210,000	215,250
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	578,875
Rosetta Resources, Inc.:
5.625% 5/1/21		485,000	473,481
9.5% 4/15/18		290,000	313,200
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		525,000	509,250
5.625% 4/15/23 (f)		785,000	741,825
SemGroup Corp. 7.5% 6/15/21 (f)		440,000	446,600
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		135,000	129,600
6.375% 8/1/22		199,000	208,453
6.875% 2/1/21		240,000	254,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
11.25% 7/15/17		$ 290,000	$ 305,225
Teekay Corp. 8.5% 1/15/20		295,000	320,075
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	24,289
7.625% 4/1/37		50,000	65,700
8.375% 6/15/32		40,000	53,503
Tesoro Corp.:
4.25% 10/1/17		305,000	312,625
5.375% 10/1/22		345,000	349,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		105,000	103,950
Venoco, Inc. 8.875% 2/15/19		270,000	263,250
W&T Offshore, Inc. 8.5% 6/15/19		505,000	521,413
Western Refining, Inc. 6.25% 4/1/21 (f)		665,000	650,038
WPX Energy, Inc. 6% 1/15/22		690,000	695,175
Zhaikmunai International BV 7.125% 11/13/19 (f)		565,000	565,000
			70,726,357
TOTAL ENERGY			76,829,689
FINANCIALS - 6.9%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(f)		290,000	69,600
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		490,000	482,650
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	540,000	256,183
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	472,500
BNP Paribas SA 2.5% 8/23/19	EUR	200,000	263,840
CBOM Finance PLC 8.25% 8/5/14		200,000	206,800
CIT Group, Inc.:
5% 8/15/22		845,000	838,663
5.25% 3/15/18		800,000	822,000
5.375% 5/15/20		1,055,000	1,080,056
5.5% 2/15/19 (f)		3,535,000	3,649,888
Credit Commercial de France 1.875% 1/16/20	EUR	1,000,000	1,279,766
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		125,000	110,000
Development Bank of Philippines 8.375% (g)(k)		720,000	770,400

		Principal Amount (d)	Value
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	15,700,000	$ 258,709
Finansbank A/S:
5.15% 11/1/17 (f)		$ 945,000	916,650
5.5% 5/11/16 (Reg. S)		200,000	198,000
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		690,000	717,600
HSBC SFH France SA 2% 10/16/23	EUR	600,000	756,058
HSBK (Europe) BV 7.25% 5/3/17 (f)		435,000	448,050
JSC Kazkommertsbank BV 8% 11/3/15 (f)		330,000	325,050
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		200,000	187,000
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		360,000	360,000
Magyar Export-Import Bank 5.5% 2/12/18 (f)		295,000	291,313
RSHB Capital SA 6% 6/3/21 (f)(k)		200,000	198,240
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		350,000	295,750
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,115,000	1,215,350
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		500,000	514,350
6.8% 11/22/25 (f)		500,000	534,350
6.902% 7/9/20 (f)		725,000	795,688
			18,244,904
Consumer Finance - 2.8%
Ally Financial, Inc.:
5.5% 2/15/17		750,000	783,750
7.5% 9/15/20		4,620,000	5,324,550
8% 3/15/20		8,440,000	9,800,950
Ford Motor Credit Co. LLC:
4.25% 9/20/22		531,000	521,609
5.75% 2/1/21		240,000	259,902
5.875% 8/2/21		1,760,000	1,918,840
General Motors Acceptance Corp. 8% 11/1/31		2,545,000	3,041,275
GMAC LLC 8% 11/1/31		5,653,000	6,811,865
SLM Corp.:
5.5% 1/25/23		2,000,000	1,885,518
6% 1/25/17		930,000	957,900
7.25% 1/25/22		850,000	886,125
8% 3/25/20		725,000	781,188
			32,973,472
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		$ 600,000	$ 624,000
Barry Callebaut Services NV 5.5% 6/15/23 (f)		635,000	623,888
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		750,000	725,625
BP Capital Markets PLC 4.325% 12/10/18	GBP	250,000	418,231
Canada Housing Trust No. 1 2.35% 9/15/23 (f)	CAD	2,000,000	1,802,263
CDW LLC/CDW Finance Corp. 8% 12/15/18		140,000	151,900
Citigroup, Inc. 5.9% (g)(k)		1,455,000	1,440,450
FMS Wertmanagement AoeR 3% 9/8/21	EUR	1,200,000	1,704,970
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		310,000	301,475
4.25% 5/15/23 (f)		270,000	251,438
6.75% 6/1/18		575,000	625,313
GTB Finance BV 7.5% 5/19/16 (f)		400,000	416,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	381,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,233,838
8% 1/15/18		2,653,000	2,785,650
Indo Energy Finance BV 7% 5/7/18 (f)		925,000	906,500
Landry's Acquisition Co. 9.375% 5/1/20 (f)		95,000	99,988
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	396,000
TMK Capital SA 7.75% 1/27/18		850,000	845,750
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,157,863
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		155,000	165,463
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		395,000	402,900
Unite (USAF) II PLC 3.374% 6/30/28	GBP	550,000	811,384
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		2,102,237	2,118,004
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		700,000	734,300
			21,124,793

		Principal Amount (d)	Value
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		$ 255,000	$ 270,938
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20 (f)		520,000	507,000
4.625% 5/1/23 (f)		520,000	509,600
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	768,500
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,430,013
6.75% 10/15/22		725,000	772,125
7.5% 2/15/20		385,000	411,950
The Geo Group, Inc.:
5.125% 4/1/23 (f)		200,000	192,000
7.75% 10/15/17		220,000	229,900
			4,821,088
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23		785,000	741,825
6.625% 10/15/20		480,000	506,400
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	683,550
7.875% 2/15/19 (f)		532,000	561,260
9% 1/15/20 (f)		1,085,000	1,209,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		785,000	745,750
7.75% 4/15/20 (f)		277,000	298,468
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	248,778	395,054
			5,142,082
TOTAL FINANCIALS			82,646,877
HEALTH CARE - 4.3%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	249,550
Health Care Providers & Services - 3.7%
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	502,425
7.125% 7/15/20		1,670,000	1,728,450
8% 11/15/19		1,425,000	1,514,063
CRC Health Group, Inc. 10.75% 2/1/16		90,000	91,458
DaVita, Inc.:
5.75% 8/15/22		1,030,000	1,027,425
6.375% 11/1/18		1,180,000	1,231,684
6.625% 11/1/20		2,030,000	2,146,725
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,562,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care U.S. Finance II, Inc.: - continued
5.875% 1/31/22 (f)		$ 1,670,000	$ 1,745,150
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	482,125
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,303,800
HCA Holdings, Inc.:
6.25% 2/15/21		610,000	620,675
7.75% 5/15/21		6,940,000	7,443,150
HCA, Inc.:
4.75% 5/1/23		630,000	603,225
5.875% 3/15/22		1,915,000	1,965,269
5.875% 5/1/23		2,145,000	2,139,638
6.5% 2/15/16		275,000	295,281
6.5% 2/15/20		2,410,000	2,593,642
7.25% 9/15/20		1,935,000	2,075,288
7.5% 2/15/22		1,175,000	1,293,910
8% 10/1/18		135,000	155,081
Health Management Associates, Inc. 7.375% 1/15/20		290,000	316,100
HealthSouth Corp.:
5.75% 11/1/24		310,000	301,475
8.125% 2/15/20		575,000	621,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		370,000	373,469
InVentiv Health, Inc. 11% 8/15/18 (f)		75,000	63,750
ResCare, Inc. 10.75% 1/15/19		240,000	268,800
Rotech Healthcare, Inc. 10.5% 3/15/18 (c)		220,000	112,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	320,925
8.125% 11/1/18		293,000	314,243
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		1,050,000	968,625
4.5% 4/1/21 (f)		450,000	417,375
4.75% 6/1/20		410,000	395,138
6.25% 11/1/18		3,730,000	3,925,825
6.75% 2/1/20		1,465,000	1,421,050
6.875% 11/15/31		1,210,000	1,040,600
8% 8/1/20		740,000	764,975
UHS Escrow Corp. 7% 10/1/18		85,000	88,825
			44,235,689
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	464,313
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		435,000	478,500
			942,813

		Principal Amount (d)	Value
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		$ 390,000	$ 429,000
Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		1,250,000	1,251,563
6.875% 12/1/18 (f)		805,000	825,125
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,860,000	1,836,750
VPII Escrow Corp.:
6.75% 8/15/18 (f)(h)		1,530,000	1,570,163
7.5% 7/15/21 (f)(h)		775,000	805,031
			6,288,632
TOTAL HEALTH CARE			52,145,684
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	29,250
12% 11/1/14 pay-in-kind		122,338	123,480
Bombardier, Inc. 6.125% 1/15/23 (f)		505,000	502,475
GenCorp, Inc. 7.125% 3/15/21 (f)		140,000	144,900
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,510,000	1,613,813
7.125% 3/15/21		150,000	161,250
Triumph Group, Inc. 4.875% 4/1/21 (f)		520,000	517,400
			3,092,568
Airlines - 0.6%
Air Canada:
4.125% 5/15/25 (f)		280,000	279,300
5.375% 11/15/22 (f)		185,000	184,538
9.25% 8/1/15 (f)		595,000	623,263
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		372,000	366,099
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		46,695	49,496
6.125% 4/29/18 (f)		180,000	181,800
7.25% 11/10/19		332,030	388,475
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		626,146	707,858
8.021% 8/10/22		205,685	224,711
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		330,000	311,025
Series 2013-1 Class B, 4.95% 1/15/22		265,000	249,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 112,727	$ 123,436
8.028% 11/1/17		34,460	36,355
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	744,575
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		446,154	504,154
Series 2012-2:
Class A, 4.625% 12/3/26		250,000	245,000
Class B, 6.75% 12/3/22		195,000	202,800
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		595,000	572,688
Class B, 5.375% 5/15/23		245,000	240,713
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		472,973	540,371
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	103,163
			6,879,583
Building Products - 0.1%
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)		80,000	80,800
HD Supply, Inc.:
8.125% 4/15/19		245,000	268,275
11% 4/15/20		460,000	535,900
Nortek, Inc. 8.5% 4/15/21 (f)		280,000	296,800
			1,181,775
Commercial Services & Supplies - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	139,925
American Reprographics Co. 10.5% 12/15/16		395,000	391,050
Bakercorp International, Inc. 8.25% 6/1/19		270,000	261,900
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	322,400
5.25% 8/1/20		345,000	350,175
Covanta Holding Corp. 7.25% 12/1/20		430,000	450,892
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	195,638
Iron Mountain, Inc. 5.75% 8/15/24		385,000	360,938
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	200,500
R.R. Donnelley & Sons Co. 7.875% 3/15/21		520,000	530,400

		Principal Amount (d)	Value
Tervita Corp.:
8% 11/15/18 (f)		$ 450,000	$ 452,250
9.75% 11/1/19 (f)		505,000	469,650
United Rentals North America, Inc. 8.375% 9/15/20		605,000	653,400
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	265,600
			5,044,718
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		555,000	527,250
Odebrecht Finance Ltd. 7.5% (f)(g)		1,275,000	1,262,250
			1,789,500
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		265,000	255,063
6.5% 5/15/19 (f)		485,000	500,156
			755,219
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	370,000	472,638
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		520,000	494,000
Terex Corp. 6% 5/15/21		1,255,000	1,267,550
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		355,000	390,500
			2,152,050
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	226,050
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,120,000	1,162,000
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		120,000	128,700
9.25% 4/15/19 (f)		145,000	155,513
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (f)		350,000	350,000
9% 11/24/14		95,000	95,143
			2,117,406
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	216,000
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		41,000	46,535
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		485,000	504,400
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		350,000	379,750
Shortline PLC 9.5% 5/21/18 (f)		200,000	182,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Swift Services Holdings, Inc. 10% 11/15/18		$ 455,000	$ 500,500
Western Express, Inc. 12.5% 4/15/15 (f)		325,000	214,500
			2,044,185
Trading Companies & Distributors - 1.6%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		130,000	129,350
Aircastle Ltd.:
6.25% 12/1/19		610,000	633,638
6.75% 4/15/17		680,000	714,000
7.625% 4/15/20		380,000	418,000
9.75% 8/1/18		755,000	828,613
International Lease Finance Corp.:
3.875% 4/15/18		750,000	705,000
4.625% 4/15/21		700,000	647,500
5.75% 5/15/16		730,000	750,173
5.875% 4/1/19		2,950,000	2,979,500
6.25% 5/15/19		1,845,000	1,895,738
6.75% 9/1/16 (f)		618,000	667,440
7.125% 9/1/18 (f)		2,505,000	2,768,025
8.25% 12/15/20		2,165,000	2,432,919
8.625% 1/15/22		2,145,000	2,466,750
8.75% 3/15/17		1,420,000	1,586,850
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		160,000	155,200
			19,778,696
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		741,600	682,272
TOTAL INDUSTRIALS			45,990,610
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Avaya, Inc. 10.5% 3/1/21 (f)		465,000	344,100
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (f)		350,000	328,125
6.875% 1/15/20		65,000	68,900
Lucent Technologies, Inc.:
6.45% 3/15/29		880,000	666,600
6.5% 1/15/28		265,000	198,750
			1,606,475
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		1,050,000	979,125
7% 11/1/21		580,000	620,600
			1,599,725

		Principal Amount (d)	Value
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		$ 190,000	$ 200,450
Flextronics International Ltd.:
4.625% 2/15/20 (f)		500,000	485,000
5% 2/15/23 (f)		260,000	251,550
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	255,063
			1,192,063
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		370,000	377,400
IAC/InterActiveCorp 4.75% 12/15/22 (f)		645,000	609,525
j2 Global, Inc. 8% 8/1/20		350,000	365,750
VeriSign, Inc. 4.625% 5/1/23 (f)		465,000	451,050
			1,803,725
IT Services - 0.5%
Audatex North America, Inc. 6% 6/15/21 (f)		775,000	776,938
Ceridian Corp. 11% 3/15/21 (f)		250,000	276,250
Fidelity National Information Services, Inc. 7.875% 7/15/20		320,000	352,000
First Data Corp. 11.75% 8/15/21 (f)		790,000	711,000
NeuStar, Inc. 4.5% 1/15/23 (f)		195,000	184,275
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		2,295,000	2,438,438
13.375% 10/15/19		600,000	663,000
			5,401,901
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		590,000	578,200
5.75% 2/15/21 (f)		525,000	531,563
5.75% 3/15/23 (f)		320,000	324,000
9.75% 8/1/18 (f)		679,000	759,631
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	0
			2,193,394
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		250,000	246,875
SAP AG 2.125% 11/13/19	EUR	900,000	1,161,356
			1,408,231
TOTAL INFORMATION TECHNOLOGY			15,205,514
MATERIALS - 3.8%
Chemicals - 1.4%
Axiall Corp. 4.875% 5/15/23 (f)		165,000	156,750
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		280,000	268,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Hexion U.S. Finance Corp. 6.625% 4/15/20 (f)		$ 1,230,000	$ 1,223,850
INEOS Group Holdings SA 6.125% 8/15/18 (f)		525,000	504,000
LyondellBasell Industries NV:
5% 4/15/19		725,000	788,870
5.75% 4/15/24		725,000	797,258
6% 11/15/21		1,970,000	2,213,701
Momentive Performance Materials, Inc.:
9% 1/15/21		215,000	184,363
10% 10/15/20		1,865,000	1,939,600
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		3,580,000	3,741,100
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	210,000
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		640,000	640,000
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		265,000	280,900
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		355,000	347,900
PolyOne Corp.:
5.25% 3/15/23 (f)		320,000	323,200
7.375% 9/15/20		155,000	168,950
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		225,000	223,313
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	922,300
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	139,219
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	776,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,045,000	1,003,200
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		255,000	262,013
			17,115,062
Construction Materials - 0.3%
CEMEX Espana SA (Luxembourg) 9.25% 5/12/20 (f)		285,000	299,250
CEMEX Finance LLC:
9.375% 10/12/22 (f)		400,000	435,000
9.5% 12/14/16 (f)		1,160,000	1,223,800
CEMEX SA de CV:
5.2756% 9/30/15 (f)(k)		500,000	507,500
9.5% 6/15/18 (f)		740,000	799,200

		Principal Amount (d)	Value
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		$ 320,000	$ 326,400
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		325,000	347,750
			3,938,900
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		200,000	186,000
7% 11/15/20 (f)		315,000	302,400
Ball Corp. 5.75% 5/15/21		3,000,000	3,157,500
BWAY Holding Co. 10% 6/15/18		205,000	224,475
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	220,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,331,000
7.5% 12/15/96		160,000	151,200
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	158,400
Rock-Tenn Co. 4.9% 3/1/22		140,000	144,421
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		265,000	279,575
8.375% 6/15/19 (f)		355,000	374,525
Sealed Air Corp. 5.25% 4/1/23 (f)		270,000	262,575
Silgan Holdings, Inc. 5% 4/1/20		960,000	945,600
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		355,000	377,188
			8,115,359
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	3,503
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		400,000	428,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		110,000	111,650
Edgen Murray Corp. 8.75% 11/1/20 (f)		610,000	603,900
EVRAZ Group SA:
6.5% 4/22/20 (f)		280,000	252,700
8.25% 11/10/15 (f)		970,000	1,023,350
9.5% 4/24/18 (Reg. S)		325,000	344,500
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		635,000	617,538
6.875% 2/1/18 (f)		723,000	713,963
6.875% 4/1/22 (f)		945,000	916,650
8.25% 11/1/19 (f)		2,070,000	2,126,925
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		500,000	410,000
IAMGOLD Corp. 6.75% 10/1/20 (f)		1,945,000	1,643,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Inmet Mining Corp. 7.5% 6/1/21 (f)		$ 315,000	$ 301,613
Metinvest BV 10.25% 5/20/15 (f)		585,000	599,625
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	138,700
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	79,000
New Gold, Inc.:
6.25% 11/15/22 (f)		470,000	447,675
7% 4/15/20 (f)		150,000	150,750
Nord Gold NV 6.375% 5/7/18 (f)		290,000	246,500
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		470,000	446,500
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		175,000	187,250
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	307,500
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)		725,000	732,250
11.25% 10/15/18 (f)		1,100,000	1,108,250
Severstal Columbus LLC 10.25% 2/15/18		555,000	586,913
Southern Copper Corp.:
6.75% 4/16/40		295,000	290,046
7.5% 7/27/35		450,000	481,455
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		250,000	246,250
			15,546,481
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		145,000	146,813
Clearwater Paper Corp. 7.125% 11/1/18		105,000	113,400
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (k)		97,943	56,346
NewPage Corp.:
6.5241% 5/1/49 (c)(k)		90,000	0
11.375% 12/31/14 (c)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		705,000	726,150
			1,042,709
TOTAL MATERIALS			45,758,511

		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.7%
Alestra SA de RL de CV 11.75% 8/11/14		$ 465,000	$ 502,200
Altice Financing SA 7.875% 12/15/19 (f)		440,000	459,800
Altice Finco SA 9.875% 12/15/20 (f)		655,000	700,850
Citizens Communications Co.:
7.875% 1/15/27		280,000	271,250
9% 8/15/31		220,000	217,800
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	274,400
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		538,961	564,483
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,070,575
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		520,000	514,800
Frontier Communications Corp.:
7.625% 4/15/24		895,000	897,238
8.5% 4/15/20		1,010,000	1,114,838
8.75% 4/15/22		565,000	615,850
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		300,000	316,500
Intelsat Luxembourg SA 7.75% 6/1/21 (f)		130,000	131,300
Level 3 Communications, Inc. 8.875% 6/1/19		165,000	169,950
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	395,200
8.625% 7/15/20		875,000	927,500
Lynx I Corp. 5.375% 4/15/21 (f)		335,000	335,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	201,500
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		585,000	586,463
Sprint Capital Corp.:
6.875% 11/15/28		2,882,000	2,766,720
8.75% 3/15/32		3,901,000	4,291,100
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	206,000
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	1,150,000	1,432,210
TW Telecom Holdings, Inc. 5.375% 10/1/22		405,000	401,963
U.S. West Communications:
6.875% 9/15/33		200,000	193,500
7.25% 9/15/25		35,000	39,135
7.25% 10/15/35		70,000	70,350
Virgin Media Finance PLC 4.875% 2/15/22		565,000	519,800
			20,188,275
Wireless Telecommunication Services - 2.8%
Crown Castle International Corp. 5.25% 1/15/23		855,000	820,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.:
6% 4/15/21 (f)		$ 3,100,000	$ 2,960,500
7% 2/15/20 (f)		1,200,000	1,194,000
8.25% 9/1/17 (f)		990,000	1,029,600
8.25% 9/30/20 (f)		5,915,000	6,122,025
10.5% 4/15/18 (f)		2,845,000	3,015,700
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		2,115,000	1,982,813
6.625% 12/15/22 (f)		2,855,000	2,762,213
7.25% 4/1/19		1,000,000	1,040,000
7.25% 10/15/20		1,545,000	1,622,250
7.5% 4/1/21		2,485,000	2,587,506
8.5% 11/1/19		325,000	348,563
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		880,000	895,400
6.625% 4/1/23 (f)		880,000	895,400
7.875% 9/1/18		385,000	410,025
Millicom International Cellular SA 4.75% 5/22/20 (f)		275,000	262,625
MTS International Funding Ltd.:
5% 5/30/23 (f)		655,000	627,163
8.625% 6/22/20 (f)		910,000	1,069,250
NII Capital Corp. 7.625% 4/1/21		613,000	476,608
NII International Telecom S.C.A. 11.375% 8/15/19 (f)		510,000	545,700
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,044,750
Sprint Nextel Corp. 6% 11/15/22		760,000	742,900
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	666,225
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		400,000	427,000
VimpelCom Holdings BV 5.2% 2/13/19 (f)		290,000	281,300
			33,830,316
TOTAL TELECOMMUNICATION SERVICES			54,018,591
UTILITIES - 3.0%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	257,500
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	186,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		830,000	404,625
Hrvatska Elektroprivreda 6% 11/9/17 (f)		200,000	200,000

		Principal Amount (d)	Value
Majapahit Holding BV 7.75% 1/20/20 (f)		$ 265,000	$ 294,150
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	438,700
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	10,700,000	321,590
			2,103,065
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	274,125
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	218,354
8% 3/1/32		350,000	464,244
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	216,300
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		321,000	333,840
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,604,000	1,411,520
			2,918,383
Independent Power Producers & Energy Traders - 2.6%
Atlantic Power Corp. 9% 11/15/18		885,000	893,850
Calpine Corp.:
7.5% 2/15/21 (f)		558,000	595,665
7.875% 7/31/20 (f)		1,480,000	1,594,700
7.875% 1/15/23 (f)		2,110,000	2,278,800
Energy Future Holdings Corp.:
10.875% 11/1/17		1,125,000	919,688
11.25% 11/1/17 pay-in-kind (k)		896,100	732,562
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		765,000	776,475
10% 12/1/20		5,515,000	6,025,138
10% 12/1/20 (f)		2,955,000	3,228,338
11% 10/1/21		2,486,000	2,666,235
12.25% 12/1/18 pay-in-kind (f)		837,312	695,649
12.25% 3/1/22 (f)		3,385,000	3,740,425
GenOn Energy, Inc. 9.875% 10/15/20		1,150,000	1,265,000
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	207,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	338,800
The AES Corp. 4.875% 5/15/23		590,000	548,700
TXU Corp.:
5.55% 11/15/14		186,000	143,220
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
TXU Corp.: - continued
6.5% 11/15/24		$ 3,225,000	$ 2,209,125
6.55% 11/15/34		2,775,000	1,873,125
			30,732,495
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		375,000	397,574
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	276,913
TOTAL UTILITIES			36,428,430
TOTAL NONCONVERTIBLE BONDS			495,188,480
TOTAL CORPORATE BONDS (Cost $484,323,380)			496,715,424
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.5% 7/2/15		5,868,000	5,875,781
0.5% 3/30/16		1,260,000	1,252,766
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,267
0.875% 12/27/13		50,000	50,177
1% 6/21/17		880,000	872,379
Tennessee Valley Authority 5.375% 4/1/56		1,200,000	1,385,884
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			9,717,254
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.625% 2/15/43		1,645,597	1,383,297
U.S. Treasury Obligations - 19.4%
U.S. Treasury Bonds:
2.75% 11/15/42		2,544,000	2,196,586
2.875% 5/15/43		2,006,000	1,777,818
3.125% 2/15/43		21,259,000	19,870,461
4.375% 2/15/38		675,000	791,121
4.75% 2/15/37		450,000	555,610
5.25% 2/15/29		2,310,000	2,937,308
5.375% 2/15/31		2,789,000	3,632,673
6.125% 8/15/29		695,000	966,484
6.25% 8/15/23 (i)		3,549,000	4,758,989

		Principal Amount (d)	Value
7.5% 11/15/16 (j)		$ 655,000	$ 800,533
7.875% 2/15/21		200,000	283,250
U.S. Treasury Notes:
0.25% 3/31/15		3,729,000	3,724,630
0.25% 5/31/15		1,000,000	998,125
0.25% 7/15/15		16,678,000	16,629,784
0.25% 10/15/15		18,474,000	18,387,394
0.25% 4/15/16		385,000	381,240
0.25% 5/15/16		5,386,000	5,327,934
0.375% 6/30/15		2,000,000	2,000,468
0.375% 1/15/16		18,777,000	18,706,586
0.5% 6/15/16		10,000,000	9,956,250
0.5% 7/31/17		6,952,000	6,782,545
0.625% 4/30/18		2,970,000	2,868,836
0.75% 6/30/17		4,441,000	4,384,102
0.875% 11/30/16		3,939,000	3,940,540
0.875% 4/30/17		4,330,000	4,307,337
0.875% 1/31/18		6,950,000	6,823,489
0.875% 7/31/19		5,036,000	4,793,643
1% 9/30/16		10,684,000	10,753,275
1% 10/31/16		3,737,000	3,758,021
1% 5/31/18		12,747,000	12,522,933
1.25% 10/31/15		1,715,000	1,746,218
1.375% 6/30/18		2,000,000	1,998,124
1.375% 5/31/20		12,937,000	12,476,119
1.75% 7/31/15		1,453,000	1,493,866
1.75% 5/15/23		1,421,000	1,329,968
1.875% 6/30/15		493,000	507,752
1.875% 8/31/17		3,300,000	3,399,000
1.875% 9/30/17		1,900,000	1,955,664
1.875% 10/31/17		1,898,000	1,952,123
1.875% 6/30/20		9,734,000	9,691,414
2.125% 5/31/15		438,000	452,783
2.375% 2/28/15		4,000,000	4,137,812
2.375% 6/30/18		1,912,000	2,003,417
2.5% 4/30/15		2,576,000	2,677,229
2.75% 11/30/16		1,500,000	1,595,157
3% 2/28/17		1,500,000	1,611,093
3.125% 10/31/16		1,340,000	1,441,128
3.125% 1/31/17		1,636,000	1,764,325
3.5% 2/15/18		4,857,000	5,342,700
4.5% 5/15/17		1,172,000	1,327,016
TOTAL U.S. TREASURY OBLIGATIONS			234,520,873
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (k)		295,134	295,961
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (k)		$ 508,927	$ 510,955
Series 2011-R4 Class 1A, 0.5733% 3/6/20 (NCUA Guaranteed) (k)		266,530	267,019
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	335,336
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,031,642
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,510,496
TOTAL OTHER GOVERNMENT RELATED			6,951,409
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $253,518,318)			252,572,833
U.S. Government Agency - Mortgage Securities - 4.8%

Fannie Mae - 1.9%
2.051% 9/1/33 (k)		36,012	37,727
2.105% 11/1/35 (k)		21,075	22,126
2.362% 2/1/36 (k)		6,266	6,637
2.415% 11/1/33 (k)		7,318	7,719
2.428% 10/1/35 (k)		2,144	2,247
2.541% 6/1/36 (k)		3,031	3,227
2.546% 1/1/35 (k)		19,389	20,461
2.595% 3/1/33 (k)		9,386	9,932
2.614% 6/1/47 (k)		10,691	11,418
2.647% 2/1/37 (k)		35,106	37,518
2.653% 7/1/35 (k)		28,962	30,590
2.679% 11/1/36 (k)		4,961	5,297
2.69% 5/1/36 (k)		3,699	3,955
2.763% 4/1/36 (k)		22,894	24,502
2.78% 9/1/36 (k)		8,868	9,457
3% 7/1/43 (h)		3,000,000	2,930,156
3% 7/1/43 (h)		300,000	293,016
3% 7/1/43 (h)		4,900,000	4,785,922
3% 7/1/43 (h)		3,300,000	3,223,172
3.178% 8/1/35 (k)		55,490	59,103
3.5% 8/1/42 to 7/1/43 (h)		7,848,639	7,876,231
5% 9/1/22		675,190	723,883
5.5% 10/1/20 to 11/1/34		1,495,134	1,622,826
6% 6/1/16 to 10/1/16		4,854	5,081

		Principal Amount (d)	Value
6.129% 3/1/37 (k)		$ 3,354	$ 3,562
6.5% 8/1/13 to 8/1/36		838,043	951,862
TOTAL FANNIE MAE			22,707,627
Freddie Mac - 0.8%
1.945% 3/1/35 (k)		9,291	9,675
2.108% 5/1/37 (k)		5,925	6,261
2.144% 2/1/37 (k)		3,470	3,624
2.167% 6/1/33 (k)		19,881	20,839
2.22% 8/1/37 (k)		6,777	7,099
2.228% 6/1/37 (k)		2,454	2,592
2.229% 3/1/37 (k)		2,941	3,085
2.336% 1/1/36 (k)		5,917	6,226
2.375% 5/1/37 (k)		4,515	4,789
2.427% 1/1/37 (k)		25,965	27,525
2.458% 10/1/35 (k)		18,514	19,633
2.492% 4/1/35 (k)		1,533	1,632
2.493% 10/1/36 (k)		25,310	26,977
2.518% 5/1/37 (k)		38,440	41,021
2.531% 5/1/37 (k)		68,761	73,793
2.54% 7/1/36 (k)		340,434	361,504
2.561% 6/1/37 (k)		18,065	19,397
2.615% 9/1/35 (k)		4,640	4,950
2.626% 6/1/37 (k)		4,286	4,570
2.641% 7/1/35 (k)		19,737	20,634
2.673% 7/1/35 (k)		14,633	15,700
2.699% 4/1/37 (k)		7,544	7,988
2.72% 4/1/37 (k)		475	510
3.057% 7/1/36 (k)		8,113	8,601
3.185% 10/1/35 (k)		3,688	3,960
3.5% 6/1/42 to 6/1/43		5,188,136	5,199,282
4% 3/1/42 to 4/1/42		1,504,779	1,572,286
4.5% 8/1/33 to 10/1/41		610,954	649,030
5.5% 2/1/19 to 7/1/35		1,279,931	1,378,755
6% 1/1/24		254,014	281,626
6.5% 12/1/14 to 3/1/22		71,717	78,383
TOTAL FREDDIE MAC			9,861,947
Ginnie Mae - 2.1%
4% 10/15/24 to 9/15/25		1,031,579	1,096,148
4.3% 8/20/61 (o)		361,137	392,842
4.5% 3/15/25 to 6/15/25		749,362	802,050
4.515% 3/20/62 (o)		1,223,111	1,346,572
4.53% 10/20/62 (o)		360,399	398,057
4.55% 5/20/62 (o)		2,228,506	2,457,820
4.556% 12/20/61 (o)		1,324,235	1,458,290
4.604% 3/20/62 (o)		631,557	697,534
4.626% 3/20/62 (o)		437,178	482,807
4.649% 2/20/62 (o)		231,930	256,410
4.65% 3/20/62 (o)		408,732	452,037
4.682% 2/20/62 (o)		308,526	341,260
4.684% 1/20/62 (o)		1,388,133	1,534,864
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
4.751% 12/20/60 (o)		$ 515,589	$ 566,084
4.804% 3/20/61 (o)		808,399	891,462
4.834% 3/20/61 (o)		1,461,584	1,612,944
5.47% 8/20/59 (o)		237,690	256,880
5.492% 4/20/60 (o)		761,995	855,559
5.612% 4/20/58 (o)		418,250	441,718
6% 6/15/36 to 12/20/38		3,326,453	3,669,670
6.5% 8/20/38 to 9/20/38		4,316,203	4,859,075
TOTAL GINNIE MAE			24,870,083
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $58,059,365)			57,439,657
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $368,958)	GBP	191,327	324,804
Collateralized Mortgage Obligations - 3.0%

U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.693% 9/25/23 (k)		82,023	82,398
Series 2010-15 Class FJ, 1.123% 6/25/36 (k)		797,526	816,351
Series 2010-86 Class FE, 0.643% 8/25/25 (k)		82,930	83,550
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		493,051	526,460
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		1,998	2,121
Series 2003-113 Class PE, 4% 11/25/18		69,091	73,366
Series 2003-70 Class BJ, 5% 7/25/33		40,500	44,003
Series 2004-80 Class LD, 4% 1/25/19		26,631	27,090
Series 2005-19 Class PA, 5.5% 7/25/34		287,343	312,907
Series 2005-27 Class NE, 5.5% 5/25/34		410,000	439,491
Series 2005-52 Class PB, 6.5% 12/25/34		18,235	19,122
Series 2005-64 Class PX, 5.5% 6/25/35		275,490	303,915

		Principal Amount (d)	Value
Series 2010-118 Class PB, 4.5% 10/25/40		$ 300,000	$ 318,352
Series 2011-126 Class KB, 4% 12/25/41		380,000	390,019
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		7,928	8,462
Series 2003-117 Class MD, 5% 12/25/23		184,616	199,889
Series 2004-91 Class Z, 5% 12/25/34		491,075	542,201
Series 2004-95 Class AN, 5.5% 1/25/25		25,501	26,285
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,266
Series 2005-14 Class ZB, 5% 3/25/35		227,338	250,926
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	360,279
Series 2006-72 Class CY, 6% 8/25/26		145,000	161,444
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	360,464
Series 2009-59 Class HB, 5% 8/25/39		290,000	314,037
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	550,291
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		60,183	5,606
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		90,613	7,894
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		363,032	57,730
Series 2010-39 Class FG, 1.113% 3/25/36 (k)		485,040	496,408
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		187,232	19,415
Series 2011-67 Class AI, 4% 7/25/26 (m)		127,157	14,409
Series 2013-40 Class PV, 2% 1/25/26		584,410	592,036
Freddie Mac:
floater:
Series 2630 Class FL, 0.6925% 6/15/18 (k)		1,320	1,326
Series 2711 Class FC, 1.0925% 2/15/33 (k)		329,358	334,380
floater planned amortization class Series 2770 Class FH, 0.5925% 3/15/34 (k)		309,876	311,296
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		478,089	495,282
Series 2101 Class PD, 6% 11/15/28		5,206	5,729
Series 2115 Class PE, 6% 1/15/14		198	200
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		$ 7,910	$ 8,324
Series 2381 Class OG, 5.5% 11/15/16		4,492	4,698
Series 2425 Class JH, 6% 3/15/17		10,326	10,983
Series 2672 Class MG, 5% 9/15/23		310,000	343,517
Series 2695 Class DG, 4% 10/15/18		158,081	165,449
Series 2996 Class MK, 5.5% 6/15/35		13,619	15,065
Series 3415 Class PC, 5% 12/15/37		157,847	170,012
Series 3763 Class QA, 4% 4/15/34		297,921	314,471
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	399,169
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		12,412	13,733
Series 2877 Class ZD, 5% 10/15/34		631,811	689,911
Series 3277 Class B, 4% 2/15/22		300,000	320,468
Series 3372 Class BD, 4.5% 10/15/22		790,000	851,669
Series 3578 Class B, 4.5% 9/15/24		340,000	363,572
Series 4176 Class BA, 3% 2/15/33		403,280	415,420
Series 2715 Class NG, 4.5% 12/15/18		926,941	984,494
Series 4181 Class LA, 3% 3/15/37		541,341	554,427
Series 4182 Class BA, 3% 6/15/37		2,218,639	2,275,618
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6916% 7/20/37 (k)		169,127	169,991
Series 2008-2 Class FD, 0.6716% 1/20/38 (k)		42,711	42,918
Series 2008-73 Class FA, 1.0516% 8/20/38 (k)		245,201	249,351
Series 2008-83 Class FB, 1.0916% 9/20/38 (k)		254,275	258,790
Series 2009-108 Class CF, 0.7925% 11/16/39 (k)		230,596	232,525

		Principal Amount (d)	Value
Series 2009-116 Class KF, 0.7225% 12/16/39 (k)		$ 205,829	$ 207,122
Series 2010-9 Class FA, 0.7125% 1/16/40 (k)		304,740	306,512
Series 2010-H17 Class FA, 0.5233% 7/20/60 (k)(o)		603,743	595,123
Series 2010-H18 Class AF, 0.4982% 9/20/60 (k)(o)		641,226	632,194
Series 2010-H19 Class FG, 0.4982% 8/20/60 (k)(o)		811,813	800,549
Series 2010-H27 Series FA, 0.5782% 12/20/60 (k)(o)		296,715	293,640
Series 2011-H05 Class FA, 0.6982% 12/20/60 (k)(o)		445,236	443,210
Series 2011-H07 Class FA, 0.6982% 2/20/61 (k)(o)		679,114	676,022
Series 2011-H12 Class FA, 0.6882% 2/20/61 (k)(o)		1,026,762	1,021,628
Series 2011-H13 Class FA, 0.6982% 4/20/61 (k)(o)		399,321	397,500
Series 2011-H14:
Class FB, 0.6982% 5/20/61 (k)(o)		456,527	454,470
Class FC, 0.6982% 5/20/61 (k)(o)		440,149	438,152
Series 2011-H17 Class FA, 0.7282% 6/20/61 (k)(o)		567,561	565,685
Series 2011-H21 Class FA, 0.7982% 10/20/61 (k)(o)		638,336	638,271
Series 2012-H01 Class FA, 0.8982% 11/20/61 (k)(o)		530,858	533,410
Series 2012-H03 Class FA, 0.8982% 1/20/62 (k)(o)		320,908	322,491
Series 2012-H06 Class FA, 0.8282% 1/20/62 (k)(o)		517,091	517,847
Series 2012-H07 Class FA, 0.8282% 3/20/62 (k)(o)		304,270	305,523
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		123,464	125,833
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		102,791	104,407
Series 2010-99 Class PT, 3.5% 8/20/33		136,565	139,295
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		229,334	46,232
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	503,574
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		953,332	1,032,318
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,170,621	1,301,317
Series 2010-H17 Class XP, 5.3019% 7/20/60 (k)(o)		1,704,991	1,900,690
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		1,287,684	1,424,656
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 1,038,321	$ 1,174,955
Class ZC, 5.5% 7/16/34		1,122,851	1,256,313
Series 2012-64 Class KB, 3.3381% 5/20/41 (k)		217,996	240,579
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,774,589)			35,852,493
Commercial Mortgage Securities - 0.8%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (k)		1,191,295	1,193,497
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		260,000	278,671
Series K014 Class A2, 3.871% 4/25/21		630,000	666,275
Series K015 Class A2, 3.23% 7/25/21		1,140,000	1,156,141
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,546,993
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,295,420
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,539,486
Series K501 Class A2, 1.655% 11/25/16		550,000	557,148
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (k)	GBP	47,383	71,915
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,593,564)			9,305,546
Foreign Government and Government Agency Obligations - 21.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		803,103	449,738
7% 9/12/13		5,135,000	5,142,275
7% 10/3/15		2,485,000	2,106,038
Aruba Government 4.625% 9/14/23 (f)		245,000	230,300
Bahamian Republic 6.95% 11/20/29 (f)		340,000	391,000

		Principal Amount (d)	Value
Barbados Government:
7% 8/4/22 (f)		$ 200,000	$ 200,000
7.25% 12/15/21 (f)		240,000	242,400
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,775,000	1,766,125
8.95% 1/26/18		440,000	438,900
Brazilian Federative Republic:
5.625% 1/7/41		1,450,000	1,439,125
7.125% 1/20/37		980,000	1,173,550
8.25% 1/20/34		625,000	828,125
10.125% 5/15/27		570,000	887,775
12.25% 3/6/30		540,000	924,750
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	2,500,000	3,232,730
3.5% 6/1/18	EUR	2,000,000	2,609,536
5.5% 11/1/22	EUR	6,900,000	9,636,397
Canadian Government:
1.25% 2/1/16	CAD	12,300,000	11,665,995
1.25% 3/1/18	CAD	4,500,000	4,173,956
1.5% 6/1/23	CAD	8,450,000	7,372,800
3.5% 12/1/45	CAD	2,850,000	3,053,297
Central Bank of Nigeria warrants 11/15/20 (a)(n)		750	133,343
City of Buenos Aires 12.5% 4/6/15 (f)		1,360,000	1,353,200
Colombian Republic:
6.125% 1/18/41		620,000	688,200
7.375% 9/18/37		605,000	765,325
10.375% 1/28/33		865,000	1,335,128
11.75% 2/25/20		115,000	169,338
Congo Republic 3% 6/30/29 (e)		1,373,225	1,167,241
Costa Rican Republic:
4.25% 1/26/23 (f)		300,000	275,250
4.375% 4/30/25 (f)		245,000	224,175
5.625% 4/30/43 (f)		245,000	225,400
Croatia Republic:
5.5% 4/4/23 (f)		590,000	572,300
6.25% 4/27/17 (f)		665,000	695,723
6.375% 3/24/21 (f)		500,000	521,850
6.625% 7/14/20 (f)		420,000	443,100
6.75% 11/5/19 (f)		580,000	619,104
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	188,000
6.25% 10/4/20 (f)		830,000	813,400
6.25% 7/27/21 (f)		410,000	401,800
7.4% 1/22/15 (f)		615,000	645,750
Dominican Republic:
1.25% 8/30/24 (k)		745,000	670,500
5.875% 4/18/24 (f)		285,000	275,025
7.5% 5/6/21 (f)		615,000	661,125
9.04% 1/23/18 (f)		325,707	353,392
Dutch Government 2.5% 1/15/33	EUR	450,000	575,480
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic:
7.625% 2/1/41 (f)		$ 175,000	$ 170,188
7.65% 6/15/35 (Reg. S)		240,000	232,800
8.25% 4/10/32 (Reg. S)		140,000	145,600
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	375,000	517,599
European Union 2.75% 9/21/21	EUR	1,400,000	1,948,458
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		200,000	206,860
French Government:
OAT 3.25% 5/25/45	EUR	2,125,000	2,688,044
1% 5/25/18	EUR	3,075,000	3,962,524
2.5% 10/25/20	EUR	2,200,000	3,009,274
3.5% 4/25/26	EUR	150,000	211,355
Georgia Republic 6.875% 4/12/21 (f)		410,000	438,700
German Federal Republic:
0.5% 2/23/18	EUR	9,350,000	12,051,401
1.5% 2/15/23	EUR	12,150,000	15,533,540
3.25% 7/4/42	EUR	1,975,000	2,993,649
4.75% 7/4/28	EUR	350,000	603,914
Guatemalan Republic:
4.875% 2/13/28 (f)		200,000	180,000
5.75% 6/6/22 (f)		290,000	290,000
Hungarian Republic:
4.125% 2/19/18		298,000	289,433
4.75% 2/3/15		785,000	796,775
7.625% 3/29/41		694,000	724,536
Indonesian Republic:
3.375% 4/15/23 (f)		280,000	249,900
4.625% 4/15/43 (f)		280,000	242,200
4.875% 5/5/21 (f)		700,000	717,500
5.25% 1/17/42 (f)		695,000	656,775
5.875% 3/13/20 (f)		830,000	894,325
6.625% 2/17/37 (f)		525,000	567,000
7.75% 1/17/38 (f)		810,000	1,000,350
8.5% 10/12/35 (Reg. S)		875,000	1,146,250
11.625% 3/4/19 (f)		875,000	1,190,000
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,325,000	1,262,063
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,468,000	2,983,856
5.5% 12/4/23		1,500,000	1,805,714
Italian Republic:
4.5% 7/15/15	EUR	4,150,000	5,640,744
5% 9/1/40	EUR	3,000,000	3,895,656
Japan Government:
0.1% 4/15/15	JPY	295,000,000	2,973,028
1.1% 6/20/20	JPY	1,614,000,000	16,852,972

		Principal Amount (d)	Value
1.9% 9/20/30	JPY	630,000,000	$ 6,690,875
Japan Government Thirty Year B 1.8% 3/20/43	JPY	135,000,000	1,349,303
Jordanian Kingdom 3.875% 11/12/15		$ 400,000	393,000
Latvian Republic 2.75% 1/12/20 (f)		495,000	458,519
Lebanese Republic:
4% 12/31/17		1,413,000	1,370,610
4.75% 11/2/16		265,000	257,050
5.15% 11/12/18		300,000	286,500
5.45% 11/28/19		580,000	527,800
6.375% 3/9/20		450,000	420,750
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	601,862
6.625% 2/1/22 (f)		575,000	659,813
7.375% 2/11/20 (f)		575,000	682,813
Moroccan Kingdom:
4.25% 12/11/22 (f)		495,000	438,075
5.5% 12/11/42 (f)		200,000	167,000
Panamanian Republic:
4.3% 4/29/53		290,000	229,825
6.7% 1/26/36		190,000	220,875
8.875% 9/30/27		200,000	276,000
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
5.625% 11/18/50		235,000	237,938
6.55% 3/14/37		140,000	164,150
8.75% 11/21/33		795,000	1,152,750
Philippine Republic:
6.375% 1/15/32		200,000	236,000
7.75% 1/14/31		875,000	1,146,250
9.5% 2/2/30		760,000	1,136,200
10.625% 3/16/25		580,000	916,400
Plurinational State of Bolivia 4.875% 10/29/22 (f)		425,000	393,125
Polish Government 3% 3/17/23		295,000	266,975
Provincia de Cordoba 12.375% 8/17/17 (f)		865,000	653,075
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		775,000	796,313
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,435,000
Republic of Namibia 5.5% 11/3/21 (f)		330,000	331,541
Republic of Nigeria:
0% 10/10/13	NGN	37,000,000	219,364
0% 11/7/13	NGN	52,935,000	310,158
6.75% 1/28/21 (f)		155,000	161,975
Republic of Paraguay 4.625% 1/25/23 (f)		210,000	203,700
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Serbia:
4.875% 2/25/20 (f)		$ 400,000	$ 368,000
5.25% 11/21/17 (f)		280,000	273,000
6.75% 11/1/24 (f)		1,160,675	1,149,068
7.25% 9/28/21 (f)		400,000	411,000
Republic of Zambia 5.375% 9/20/22 (f)		400,000	354,000
Romanian Republic:
4.375% 8/22/23 (f)		398,000	375,115
6.75% 2/7/22 (f)		750,000	838,125
Russian Federation:
5.625% 4/4/42 (f)		800,000	830,000
7.5% 3/31/30 (Reg. S)		4,522,150	5,279,610
12.75% 6/24/28 (Reg. S)		1,825,000	3,193,750
Spanish Kingdom 4% 7/30/15	EUR	3,000,000	4,017,803
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	181,000
5.45% 2/9/17 (Reg. S)		200,000	206,000
Tanzania United Republic of 6.4499% 3/8/20 (k)		400,000	402,000
Turkish Republic:
4.875% 4/16/43		280,000	240,800
5.125% 3/25/22		485,000	498,338
5.625% 3/30/21		490,000	524,300
6% 1/14/41		575,000	579,313
6.25% 9/26/22		475,000	526,063
6.75% 4/3/18		780,000	877,500
6.75% 5/30/40		765,000	851,063
6.875% 3/17/36		1,265,000	1,416,800
7% 9/26/16		460,000	512,900
7% 3/11/19		295,000	338,513
7.25% 3/5/38		875,000	1,025,938
7.375% 2/5/25		1,200,000	1,434,000
7.5% 11/7/19		725,000	855,500
8% 2/14/34		260,000	326,300
11.875% 1/15/30		470,000	791,950
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		755,000	695,544
Ukraine Government:
6.25% 6/17/16 (f)		430,000	398,825
6.75% 11/14/17 (f)		260,000	237,900
7.75% 9/23/20 (f)		500,000	455,000
7.8% 11/28/22 (f)		500,000	447,500
7.95% 6/4/14 (f)		860,000	853,550
7.95% 2/23/21 (f)		400,000	366,000
9.25% 7/24/17 (f)		790,000	787,077
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	218,975

		Principal Amount (d)	Value
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	2,600,000	$ 3,917,092
1.75% 9/7/22	GBP	10,625,000	15,245,432
2.25% 3/7/14	GBP	450,000	693,435
3.25% 1/22/44	GBP	1,150,000	1,640,614
3.5% 7/22/68	GBP	2,825,000	4,233,480
United Mexican States:
4.75% 3/8/44		$ 1,446,000	1,308,630
5.75% 10/12/2110		554,000	517,990
6.05% 1/11/40		1,286,000	1,414,600
6.75% 9/27/34		1,100,000	1,303,500
7.5% 4/8/33		305,000	389,638
8.3% 8/15/31		250,000	342,500
Uruguay Republic 7.875% 1/15/33 pay-in-kind		825,000	1,043,625
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	263,577
6% 12/9/20		465,000	337,125
7% 3/31/38		360,000	238,500
8.5% 10/8/14		895,000	879,338
9% 5/7/23 (Reg. S)		1,850,000	1,526,250
9.25% 9/15/27		545,000	459,163
9.25% 5/7/28 (Reg. S)		680,000	547,400
9.375% 1/13/34		545,000	441,450
10.75% 9/19/13		340,000	339,150
11.75% 10/21/26 (Reg. S)		1,180,000	1,109,200
11.95% 8/5/31 (Reg. S)		1,810,000	1,701,400
12.75% 8/23/22		2,030,000	2,065,525
13.625% 8/15/18		806,000	822,120
Vietnamese Socialist Republic:
1.3125% 3/12/16 (k)		406,956	370,330
4% 3/12/28 (e)		1,499,583	1,214,663
6.875% 1/15/16 (f)		530,000	559,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $268,697,332)			264,235,525
Supranational Obligations - 0.1%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	196,000
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	600,000	770,688
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $969,818)			966,688
Common Stocks - 0.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	6,195	$ 115,041

Automobiles - 0.1%
General Motors Co. (a)	503	16,755
General Motors Co.:
warrants 7/10/16 (a)	10,197	244,728
warrants 7/10/19 (a)	10,197	166,721
Motors Liquidation Co. GUC Trust (a)	2,816	86,451
		514,655
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	0
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	2,218	3,327
RDA Holding Co. warrants 2/19/14 (a)(p)	510	0
		3,327
TOTAL CONSUMER DISCRETIONARY		633,023
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	5,683	25,574
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	0
Airlines - 0.0%
Delta Air Lines, Inc.	1,150	21,517
Building Products - 0.1%
Nortek, Inc. (a)	15,814	1,018,896
Nortek, Inc. warrants 12/7/14 (a)	524	9,956
		1,028,852
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	26,733
Class B (a)	107	8,911
		35,644
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (a)(f)	31,897	729,484
TOTAL INDUSTRIALS		1,815,497
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	417	9,203

	Shares	Value
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	$ 48,763
Spansion, Inc. Class A (a)	148	1,853
		50,616
TOTAL INFORMATION TECHNOLOGY		59,819
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	36	2,385
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	416	41,550
Metals & Mining - 0.0%
Aleris International, Inc. (a)(p)	2,037	65,566
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	87,657	22,791
NewPage Corp.	1,380	126,960
		149,751
TOTAL MATERIALS		259,252
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	4,283
TOTAL COMMON STOCKS (Cost $2,760,413)		2,797,448
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	377,562
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	2,286	16,311
TOTAL CONVERTIBLE PREFERRED STOCKS		393,873
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	31,443	747,086
Wells Fargo & Co. 5.20%	71,251	1,667,986
		2,415,072
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,475,900
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	40,000	$ 944,000
TOTAL FINANCIALS		5,834,972
TOTAL PREFERRED STOCKS (Cost $5,601,534)		6,228,845
Floating Rate Loans - 2.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	$ 165,000	165,619
Tranche 2LN, term loan 8.75% 2/20/20 (k)	165,000	166,444
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	235,000	244,988
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4433% 1/28/18 (k)	295,404	261,432
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	12,987	11,558
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	278,600	276,176
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	90,000	93,150
		1,219,367
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (k)	188,122	171,661
Clear Channel Communications, Inc. Tranche D, term loan 6.9454% 1/30/19 (k)	554,878	504,939
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (k)	289,189	291,358
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)	448,875	441,020
TWCC Holding Corp. Tranche 2LN, term loan 7% 12/13/20 (k)	320,000	322,400
		1,731,378
TOTAL CONSUMER DISCRETIONARY		2,950,745

	Principal Amount (d)	Value
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (k)	$ 55,000	$ 55,825
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	285,000	287,138
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	55,000	55,550
		398,513
Personal Products - 0.0%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (k)	371,250	373,106
TOTAL CONSUMER STAPLES		771,619
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/26/18 (k)	334,431	346,136
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	326,701	325,067
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 5/24/19 (k)	490,000	492,450
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	499,500	500,124
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	205,000	208,588
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	110,000	110,963
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	130,000	129,194
		2,112,522
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (k)	351	346
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (k)	21,167	21,114
Credit-Linked Deposit 4.4537% 10/10/16 (k)	52,018	52,018
		73,132
TOTAL FINANCIALS		73,478
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (k)	602,065	602,065
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (k)	$ 1,079,020	$ 1,074,974
Quintiles Transnational Corp. Tranche B, term loan 4.5% 6/8/18 (k)	2,816,317	2,809,277
		4,486,316
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)	1,241,163	1,241,163
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (k)	517,646	518,940
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (k)	154,939	157,264
		1,917,367
TOTAL HEALTH CARE		6,403,683
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 2.03% 12/31/18 (k)	629,653	585,578
Commercial Services & Supplies - 0.1%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	190,000	188,575
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	160,000	158,000
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	225,000	229,500
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	324,188	320,946
		897,021
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)	748,147	750,953
TOTAL INDUSTRIALS		2,233,552
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (k)	1,331,629	1,319,977
Electronic Equipment & Components - 0.0%
Flextronics International Ltd.:
Tranche B A1, term loan 2.4454% 10/1/14 (k)	8,075	8,075
Tranche B A2, term loan 2.4454% 10/1/14 (k)	19,251	19,251

	Principal Amount (d)	Value
Tranche B A3, term loan 2.4454% 10/1/14 (k)	$ 22,460	$ 22,460
Tranche BA, term loan 2.4454% 10/1/14 (k)	28,103	28,103
		77,889
IT Services - 0.0%
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (k)	90,000	88,425
Software - 0.1%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	70,000	69,563
Tranche 2LN, term loan 8.25% 5/22/21 (k)	30,000	29,813
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (k)	640,000	656,000
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	139,964	140,314
		895,690
TOTAL INFORMATION TECHNOLOGY		2,381,981
MATERIALS - 0.0%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (k)	289,275	289,023
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	84,575	84,047
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	50,000	50,375
		134,422
TOTAL MATERIALS		423,445
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	753,113	739,933
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	40,000	40,400
		780,333
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (k)	345,000	342,413
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (k)	$ 801,028	$ 800,067
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	50,000	51,000
		1,193,480
TOTAL TELECOMMUNICATION SERVICES		1,973,813
UTILITIES - 0.4%
Electric Utilities - 0.3%
Essential Power LLC Tranche B, term loan 4.4975% 8/8/19 (k)	311,068	310,032
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7199% 10/10/17 (k)	4,849,235	3,400,526
		3,710,558
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	265,000	261,688
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (k)	2,972	2,972
LSP Madison Funding LLC Tranche 1LN, term loan 5.576% 6/28/19 (k)	310,733	311,510
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	265,000	264,669
		579,151
TOTAL UTILITIES		4,551,397
TOTAL FLOATING RATE LOANS (Cost $24,433,314)		23,876,235
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	301,277	274,162

	Principal Amount (d)	Value
Goldman Sachs 1.1875% 12/14/19 (k)	$ 542,257	$ 493,454
1.1875% 12/14/19 (k)	405,475	368,983
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,138,585)		1,136,599
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $4,929,847)	59,912	6,344,082
Preferred Securities - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 930,000	974,037
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	770,000	771,318
		1,745,355
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	400,000	413,115
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	400,000	358,518
FINANCIALS - 0.3%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	135,000	155,712
Diversified Financial Services - 0.3%
Bank of America Corp.:
5.2% (g)(k)	965,000	911,492
8% (g)(k)	255,000	291,616
8.125% (g)(k)	145,000	163,905
Citigroup, Inc. 5.95% (g)(k)	2,405,000	2,489,473
		3,856,486
TOTAL FINANCIALS		4,012,198
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	99,346
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	820,000	743,348
TOTAL PREFERRED SECURITIES (Cost $7,368,586)		7,371,880
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	$ 1
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b) (Cost $36,796,595)	36,796,595	36,796,595
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,194,334,199)		1,201,964,655
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,518,032
NET ASSETS - 100%		$ 1,205,482,687
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
3% 7/1/43	$ (3,300,000)	(3,223,172)
3% 7/1/43	(3,300,000)	(3,223,172)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,502,289)		$ (6,446,344)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
40 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 8,800,000	$ (16,967)
5 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	679,219	(18,921)
1 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2013	147,313	(5,646)
TOTAL PURCHASED CONTRACTS		$ 9,626,532	$ (41,534)
Sold
Treasury Contracts
18 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2013	2,178,844	(10,448)
		$ 11,805,376	$ (51,982)

The face value of futures purchased as a percentage of net assets is 0.8%

The face value of futures sold as a percentage of net assets is 0.2%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid) (2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2043	$ 4,486,000	3-month LIBOR	3.25%	$ 167,482	$ 0	$ 167,482

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,493,476 or 19.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,638.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $393,545.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,893 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4,281
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,407
Fidelity Floating Rate Central Fund	159,100
Total	$ 193,507
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,048,108	$ 246,054	$ -	$ 6,344,082	0.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,010,585	$ 629,696	$ 377,562	$ 3,327
Consumer Staples	41,885	-	25,574	16,311
Financials	5,834,972	3,359,072	2,475,900	-
Industrials	1,815,497	1,050,369	-	765,128
Information Technology	59,819	59,819	-	-
Materials	259,252	66,726	-	192,526
Utilities	4,283	4,283	-	-
Corporate Bonds	496,715,424	-	496,699,605	15,819
U.S. Government and Government Agency Obligations	252,572,833	-	252,572,833	-
U.S. Government Agency - Mortgage Securities	57,439,657	-	57,439,657	-
Asset-Backed Securities	324,804	-	324,804	-
Collateralized Mortgage Obligations	35,852,493	-	35,852,493	-
Commercial Mortgage Securities	9,305,546	-	9,305,546	-
Foreign Government and Government Agency Obligations	264,235,525	-	263,532,182	703,343
Supranational Obligations	966,688	-	966,688	-
Floating Rate Loans	23,876,235	-	22,516,956	1,359,279
Sovereign Loan Participations	1,136,599	-	-	1,136,599
Fixed-Income Funds	6,344,082	6,344,082	-	-
Preferred Securities	7,371,880	-	7,371,880	-
Other	1	-	-	1
Money Market Funds	36,796,595	36,796,595	-	-
Total Investments in Securities:	$ 1,201,964,655	$ 48,310,642	$ 1,149,461,680	$ 4,192,333
Derivative Instruments:
Assets
Swaps	$ 167,482	$ -	$ 167,482	$ -
Liabilities
Futures Contracts	$ (51,982)	$ (51,982)	$ -	$ -
Total Derivative Instruments:	$ 115,500	$ (51,982)	$ 167,482	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (6,446,344)	$ -	$ (6,446,344)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (51,982)
Swaps (b)	167,482	-
Total Value of Derivatives	$ 167,482	$ (51,982)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	64.9%
Canada	3.7%
Germany	3.1%
United Kingdom	2.5%
Japan	2.4%
Italy	2.1%
Luxembourg	1.9%
Venezuela	1.9%
Netherlands	1.4%
Bermuda	1.4%
Argentina	1.2%
Mexico	1.1%
France	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,152,607,757)	$ 1,158,823,978
Fidelity Central Funds (cost $41,726,442)	43,140,677
Total Investments (cost $1,194,334,199)		$ 1,201,964,655
Cash		732,182
Receivable for investments sold, regular delivery		38,122,941
Receivable for TBA sale commitments		6,502,289
Receivable for fund shares sold		259,221
Dividends receivable		3,976
Interest receivable		13,807,790
Distributions receivable from Fidelity Central Funds		30,978
Other receivables		1,465
Total assets		1,261,425,497

Liabilities
Payable for investments purchased Regular delivery	$ 32,288,434
Delayed delivery	15,026,351
TBA sale commitments, at value	6,446,344
Payable for fund shares redeemed	1,352,018
Accrued management fee	583,102
Distribution and service plan fees payable	11,027
Payable for daily variation margin for derivative instruments	22,053
Other affiliated payables	154,507
Other payables and accrued expenses	58,974
Total liabilities		55,942,810

Net Assets		$ 1,205,482,687
Net Assets consist of:
Paid in capital		$ 1,163,886,280
Undistributed net investment income		27,863,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,117,734
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,615,537
Net Assets		$ 1,205,482,687

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($135,636,158 ÷ 11,814,124 shares)	$ 11.48

Service Class: Net Asset Value, offering price and redemption price per share ($952,588 ÷ 83,079 shares)	$ 11.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($52,718,126 ÷ 4,618,419 shares)	$ 11.41

Investor Class: Net Asset Value, offering price and redemption price per share ($1,016,175,815 ÷ 88,743,328 shares)	$ 11.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 337,836
Interest		27,236,892
Income from Fidelity Central Funds		193,507
Total income		27,768,235

Expenses
Management fee	$ 3,620,431
Transfer agent fees	632,173
Distribution and service plan fees	58,311
Accounting fees and expenses	220,929
Custodian fees and expenses	39,150
Independent trustees' compensation	2,410
Registration fees	3
Audit	38,706
Legal	2,009
Miscellaneous	6,896
Total expenses		4,621,018
Net investment income (loss)		23,147,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,739,834
Foreign currency transactions	(18,456)
Futures contracts	(81,335)
Swaps	931,028
Total net realized gain (loss)		7,571,071
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,107,699)
Assets and liabilities in foreign currencies	(58,286)
Futures contracts	(40,793)
Swaps	(63,433)
Delayed delivery commitments	55,945
Total change in net unrealized appreciation (depreciation)		(59,214,266)
Net gain (loss)		(51,643,195)
Net increase (decrease) in net assets resulting from operations		$ (28,495,978)

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,147,217	$ 45,709,728
Net realized gain (loss)	7,571,071	14,431,522
Change in net unrealized appreciation (depreciation)	(59,214,266)	54,466,654
Net increase (decrease) in net assets resulting from operations	(28,495,978)	114,607,904
Distributions to shareholders from net investment income	(328,153)	(44,510,315)
Distributions to shareholders from net realized gain	(1,750,152)	(13,812,434)
Total distributions	(2,078,305)	(58,322,749)
Share transactions - net increase (decrease)	(55,625,179)	227,501,664
Total increase (decrease) in net assets	(86,199,462)	283,786,819

Net Assets
Beginning of period	1,291,682,149	1,007,895,330
End of period (including undistributed net investment income of $27,863,136 and undistributed net investment income of $5,044,072, respectively)	$ 1,205,482,687	$ 1,291,682,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.15	$ 11.36	$ 11.11	$ 8.94	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.215	.465	.511	.588	.619	.583
Net realized and unrealized gain (loss)	(.476)	.704	.013	.473	2.065	(1.670)
Total from investment operations	(.261)	1.169	.524	1.061	2.684	(1.087)
Distributions from net investment income	(.003)	(.425)	(.486)	(.517)	(.439)	(.548)
Distributions from net realized gain	(.016)	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.019)	(.559)	(.734)	(.811)	(.514)	(.603)
Net asset value, end of period	$ 11.48	$ 11.76	$ 11.15	$ 11.36	$ 11.11	$ 8.94
Total Return B, C, D	(2.22)%	10.50%	4.66%	9.64%	30.02%	(10.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.69%	.71%	.74%	.73%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.70%	.74%	.73%
Expenses net of all reductions	.69% A	.69%	.69%	.70%	.74%	.72%
Net investment income (loss)	3.67% A	3.97%	4.38%	5.07%	5.98%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,636	$ 164,166	$ 164,168	$ 154,861	$ 166,898	$ 99,114
Portfolio turnover rate G	172% A	129%	224%	208%	199%	256%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.14	$ 11.35	$ 11.10	$ 8.92	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.208	.453	.499	.574	.594	.574
Net realized and unrealized gain (loss)	(.469)	.704	.009	.469	2.083	(1.676)
Total from investment operations	(.261)	1.157	.508	1.043	2.677	(1.102)
Distributions from net investment income	(.003)	(.413)	(.470)	(.499)	(.422)	(.533)
Distributions from net realized gain	(.016)	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.019)	(.547)	(.718)	(.793)	(.497)	(.588)
Net asset value, end of period	$ 11.47	$ 11.75	$ 11.14	$ 11.35	$ 11.10	$ 8.92
Total Return B, C, D	(2.22)%	10.40%	4.52%	9.48%	30.01%	(10.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.78%	.80%	.81%	.84%	.82%
Expenses net of fee waivers, if any	.79% A	.78%	.80%	.81%	.84%	.82%
Expenses net of all reductions	.79% A	.78%	.80%	.81%	.84%	.82%
Net investment income (loss)	3.57% A	3.87%	4.28%	4.96%	5.88%	5.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 953	$ 975	$ 883	$ 1,199	$ 1,898	$ 2,644
Portfolio turnover rate G	172% A	129%	224%	208%	199%	256%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.11	$ 11.33	$ 11.11	$ 8.92	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.198	.434	.478	.560	.578	.558
Net realized and unrealized gain (loss)	(.479)	.701	.021	.457	2.087	(1.680)
Total from investment operations	(.281)	1.135	.499	1.017	2.665	(1.122)
Distributions from net investment income	(.003)	(.401)	(.471)	(.503)	(.400)	(.513)
Distributions from net realized gain	(.016)	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.019)	(.535)	(.719)	(.797)	(.475)	(.568)
Net asset value, end of period	$ 11.41	$ 11.71	$ 11.11	$ 11.33	$ 11.11	$ 8.92
Total Return B, C, D	(2.40)%	10.23%	4.45%	9.23%	29.88%	(10.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.94%	.95%	.97%	.99%	.98%
Expenses net of fee waivers, if any	.94% A	.94%	.94%	.96%	.99%	.98%
Expenses net of all reductions	.94% A	.94%	.94%	.96%	.99%	.97%
Net investment income (loss)	3.42% A	3.72%	4.13%	4.81%	5.72%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,718	$ 41,502	$ 25,652	$ 7,599	$ 1,918	$ 2,625
Portfolio turnover rate G	172% A	129%	224%	208%	199%	256%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 11.12	$ 11.34	$ 11.09	$ 8.92	$ 10.62
Income from Investment Operations
Net investment income (loss) E	.212	.461	.506	.584	.617	.577
Net realized and unrealized gain (loss)	(.473)	.705	.005	.474	2.065	(1.677)
Total from investment operations	(.261)	1.166	.511	1.058	2.682	(1.100)
Distributions from net investment income	(.003)	(.422)	(.483)	(.514)	(.437)	(.545)
Distributions from net realized gain	(.016)	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.019)	(.556)	(.731)	(.808)	(.512)	(.600)
Net asset value, end of period	$ 11.45	$ 11.73	$ 11.12	$ 11.34	$ 11.09	$ 8.92
Total Return B, C, D	(2.23)%	10.50%	4.55%	9.63%	30.06%	(10.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.72%	.73%	.74%	.77%	.76%
Expenses net of fee waivers, if any	.72% A	.72%	.73%	.74%	.77%	.76%
Expenses net of all reductions	.72% A	.72%	.73%	.74%	.77%	.76%
Net investment income (loss)	3.64% A	3.94%	4.35%	5.03%	5.95%	5.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016,176	$ 1,085,039	$ 817,192	$ 628,706	$ 475,890	$ 234,744
Portfolio turnover rate G	172% A	129%	224%	208%	199%	256%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities,

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 39,781,686
Gross unrealized depreciation	(28,714,743)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,066,943

Tax cost	$ 1,190,897,712

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (81,335)	$ (40,793)
Purchased Options	142,269	-
Swaps	931,028	(63,434)
Totals (a)	$ 991,962	$ (104,227)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

(FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $559,254,051 and $545,805,430, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 488
Service Class 2	57,823
$ 58,311

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 54,161
Service Class	340
Service Class 2	16,404
Investor Class	561,268
$ 632,173

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,668 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 39,866	$ 5,803,567
Service Class	249	32,799
Service Class 2	11,065	1,314,731
Investor Class	276,973	37,359,218
Total	$ 328,153	$ 44,510,315
From net realized gain
Initial Class	$ 212,620	$ 1,841,471
Service Class	1,327	10,637
Service Class 2	59,014	421,763
Investor Class	1,477,191	11,538,563
Total	$ 1,750,152	$ 13,812,434

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	429,650	1,518,545	$ 5,060,567	$ 17,854,388
Reinvestment of distributions	21,543	651,036	252,486	7,645,038
Shares redeemed	(2,593,810)	(2,937,183)	(30,414,744)	(34,054,527)
Net increase (decrease)	(2,142,617)	(767,602)	$ (25,101,691)	$ (8,555,101)
Service Class
Shares sold	-	-	-	-
Reinvestment of distributions	135	3,702	$ 1,576	$ 43,436
Shares redeemed	-	-	-	-
Net increase (decrease)	135	3,702	$ 1,576	$ 43,436

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Service Class 2
Shares sold	1,418,552	1,922,851	$ 16,610,364	$ 22,404,382
Reinvestment of distributions	6,010	148,466	70,079	1,736,494
Shares redeemed	(350,480)	(836,478)	(4,092,423)	(9,669,581)
Net increase (decrease)	1,074,082	1,234,839	$ 12,588,020	$ 14,471,295
Investor Class
Shares sold	2,959,659	16,759,934	$ 34,920,102	$ 195,088,604
Reinvestment of distributions	150,057	4,173,707	1,754,164	48,897,781
Shares redeemed	(6,839,397)	(1,921,565)	(79,787,350)	(22,444,351)
Net increase (decrease)	(3,729,681)	19,012,076	$ (43,113,084)	$ 221,542,034

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-SANN-0813
1.803539.109

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 13, 2013 to June 30, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value June 30, 2013	Expenses Paid During Period
Service Class	.28%
Actual		$ 1,000.00	$ 1,027.00	$ 1.07C
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40D
Service Class 2.42%
Actual		$ 1,000.00	$ 1,026.00	$ 1.61C
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 138/365 (to reflect the period February 13, 2013 to June 30, 2013).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Fund Holdings as of June 30, 2013
% of fund's net assets
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.3
Fidelity Automotive Portfolio	0.5
Fidelity Banking Portfolio	0.3
Fidelity Brokerage & Investment Management Portfolio	0.9
Fidelity Chemicals Portfolio	0.0*
Fidelity Communications Equipment Portfolio	0.5
Fidelity Computers Portfolio	0.6
Fidelity Consumer Discretionary Portfolio	0.8
Fidelity Consumer Finance Portfolio	0.3
Fidelity Consumer Staples Portfolio	0.5
Fidelity Electronics Portfolio	0.3
Fidelity Energy Service Portfolio	0.8
Fidelity Equity-Income Fund	0.5
Fidelity Growth & Income Portfolio	6.9
Fidelity Health Care Portfolio	0.0*
Fidelity Industrials Portfolio	0.5
Fidelity Insurance Portfolio	0.0*
Fidelity Large Cap Stock Fund	6.3
Fidelity Large Cap Value Enhanced Index Fund	1.1
Fidelity Leveraged Company Stock Fund	0.8
Fidelity Medical Equipment & Systems Portfolio	0.5
Fidelity Mega Cap Stock Fund	4.4
Fidelity Mid Cap Value Fund	0.7
Fidelity Multimedia Portfolio	0.3
Fidelity New Millennium Fund	0.3
Fidelity OTC Portfolio	3.3
Fidelity Pharmaceuticals Portfolio	0.8
Fidelity Real Estate Investment Portfolio	0.0*
Fidelity Small Cap Growth Fund	1.0
Fidelity Small Cap Value Fund	1.2
Fidelity Small Cap Enhanced Index Fund	0.9
Fidelity Software & Computer Services Portfolio	1.0
Fidelity Telecommunications Portfolio	0.1
Fidelity Value Fund	0.0*
SPDR S&P 500 ETF	2.4
38.8

% of fund's net assets
International Equity Funds
Fidelity Diversified International Fund	0.0*
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0*
Fidelity Emerging Markets Discovery Fund	0.1
Fidelity Emerging Markets Fund	0.7
Fidelity Europe Fund	2.0
Fidelity International Discovery Fund	6.2
Fidelity International Small Cap Fund	1.5
Fidelity International Small Cap Opportunities Fund	1.6
Fidelity Japan Smaller Companies Fund	1.1
Fidelity Pacific Basin Fund	0.1
iShares MSCI EAFE Index ETF	0.5
iShares MSCI Japan Small Capital Index ETF	1.1
WisdomTree Japan Hedged Equity ETF	0.8
15.7
Fixed-Income Funds
Fidelity Conservative Income Bond Fund	9.2
Fidelity Floating Rate High Income Fund	0.7
Fidelity Intermediate Bond Fund	13.4
Fidelity Real Estate Income Fund	0.0*
Fidelity Total Bond Fund	11.9
35.2
U.S. Treasury Obligations
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13	0.6
Net Other Assets (Liabilities)	9.7
100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of June 30, 2013*
Domestic Equity Funds	38.8%
International Equity Funds	15.7%
Fixed Income Funds	35.2%
Short-Term Investments	0.6%
Net Other Assets (Liabilities)	9.7%

* Futures	9.7%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity Air Transportation Portfolio (b)	638	$ 30,359
Fidelity Automotive Portfolio (b)	1,109	53,297
Fidelity Banking Portfolio (b)	1,585	36,186
Fidelity Brokerage & Investment Management Portfolio (b)	1,629	98,548
Fidelity Chemicals Portfolio (b)	36	4,519
Fidelity Communications Equipment Portfolio (b)	2,106	53,111
Fidelity Computers Portfolio (b)	970	61,591
Fidelity Consumer Discretionary Portfolio (b)	2,974	90,139
Fidelity Consumer Finance Portfolio (b)	1,857	29,283
Fidelity Consumer Staples Portfolio (b)	565	48,980
Fidelity Electronics Portfolio (b)	528	28,353
Fidelity Energy Service Portfolio (a)(b)	1,141	86,020
Fidelity Equity-Income Fund (b)	1,027	54,976
Fidelity Growth & Income Portfolio (b)	30,362	742,949
Fidelity Health Care Portfolio (b)	5	755
Fidelity Industrials Portfolio (b)	1,890	53,859
Fidelity Insurance Portfolio (b)	12	757
Fidelity Large Cap Stock Fund (b)	29,162	676,564
Fidelity Large Cap Value Enhanced Index Fund (b)	12,340	114,765
Fidelity Leveraged Company Stock Fund (b)	2,246	83,895
Fidelity Medical Equipment & Systems Portfolio (b)	1,716	55,598
Fidelity Mega Cap Stock Fund (b)	34,961	475,473
Fidelity Mid Cap Value Fund (b)	3,761	79,498
Fidelity Multimedia Portfolio (b)	408	28,267
Fidelity New Millennium Fund (b)	1,049	36,502
Fidelity OTC Portfolio (b)	5,097	359,462
Fidelity Pharmaceuticals Portfolio (b)	5,011	86,834
Fidelity Real Estate Investment Portfolio (b)	136	4,604
Fidelity Small Cap Growth Fund (b)	5,714	106,909
Fidelity Small Cap Value Fund (b)	6,917	130,117
Fidelity Small Cap Enhanced Index Fund (b)	9,067	99,371
Fidelity Software & Computer Services Portfolio (b)	1,111	107,457
Fidelity Telecommunications Portfolio (b)	96	5,385
Fidelity Value Fund (b)	13	1,135
SPDR S&P 500 ETF	1,643	262,896
TOTAL DOMESTIC EQUITY FUNDS		4,188,414
International Equity Funds - 15.7%
Fidelity Diversified International Fund (b)	124	3,898
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (b)	100	836
Fidelity Emerging Markets Discovery Fund (b)	1,160	13,646
Fidelity Emerging Markets Fund (b)	3,288	72,987

	Shares	Value
Fidelity Europe Fund (b)	6,750	$ 220,937
Fidelity International Discovery Fund (b)	19,368	671,864
Fidelity International Small Cap Fund (b)	7,119	161,106
Fidelity International Small Cap Opportunities Fund (b)	14,249	172,418
Fidelity Japan Smaller Companies Fund (b)	9,541	116,883
Fidelity Pacific Basin Fund (b)	429	11,863
iShares MSCI EAFE Index ETF	847	48,601
iShares MSCI Japan Small Capital Index ETF	2,296	113,953
WisdomTree Japan Hedged Equity ETF	1,979	90,262
TOTAL INTERNATIONAL EQUITY FUNDS		1,699,254
TOTAL EQUITY FUNDS (Cost $5,788,885)		5,887,668
Fixed-Income Funds - 35.2%

Fidelity Conservative Income Bond Fund (b)	99,296	995,941
Fidelity Floating Rate High Income Fund (b)	7,769	76,840
Fidelity Intermediate Bond Fund (b)	132,805	1,440,927
Fidelity Real Estate Income Fund (b)	127	1,479
Fidelity Total Bond Fund (b)	121,290	1,282,030
TOTAL FIXED-INCOME FUNDS (Cost $3,830,807)		3,797,217
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (c) (Cost $60,000)	$ 60,000	60,000
TOTAL INVESTMENT PORTFOLIO - 90.3% (Cost $9,679,692)	9,744,885
NET OTHER ASSETS (LIABILITIES) - 9.7%	1,049,922
NET ASSETS - 100%	$ 10,794,807
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 799,650	$ (2,340)
3 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	245,955	(5,331)
TOTAL EQUITY INDEX CONTRACTS		$ 1,045,605	$ (7,671)

The face value of futures purchased as a percentage of net assets is 9.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $60,000.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ -	$ 30,264	$ -	$ 17	$ 30,359
Fidelity Automotive Portfolio	-	53,552	-	-	53,297
Fidelity Banking Portfolio	-	35,569	-	-	36,186
Fidelity Biotechnology Portfolio	-	39,518	45,716	-	-
Fidelity Blue Chip Growth Fund	-	106,682	107,532	-	-
Fidelity Brokerage & Investment Management Portfolio	-	193,700	98,673	-	98,548
Fidelity Chemicals Portfolio	-	4,571	-	12	4,519
Fidelity China Region Fund	-	27,412	27,511	-	-
Fidelity Communications Equipment Portfolio	-	52,500	-	-	53,111
Fidelity Computers Portfolio	-	63,316	-	17	61,591
Fidelity Conservative Income Bond Fund	-	996,812	92	-	995,941
Fidelity Construction & Housing Portfolio	-	39,721	39,501	7	-
Fidelity Consumer Discretionary Portfolio	-	81,985	-	15	90,139
Fidelity Consumer Finance Portfolio	-	28,864	-	16	29,283
Fidelity Consumer Staples Portfolio	-	48,284	-	116	48,980
Fidelity Diversified International Fund	-	3,904	-	-	3,898
Fidelity Electronics Portfolio	-	26,501	-	1	28,353
Fidelity Emerging Asia Fund	-	27,412	25,546	-	-
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	-	27,412	24,412	-	836
Fidelity Emerging Markets Discovery Fund	-	39,500	23,828	-	13,646
Fidelity Emerging Markets Fund	-	78,612	-	-	72,987
Fidelity Energy Service Portfolio	-	119,389	30,000	-	86,020
Fidelity Equity-Income Fund	-	158,581	109,789	282	54,976
Fidelity Europe Fund	-	223,562	-	-	220,937
Fidelity Floating Rate High Income Fund	-	77,427	-	709	76,840
Fidelity Focused Stock Fund	-	89,084	88,536	-	-
Fidelity Growth & Income Portfolio	-	730,848	12,434	1,332	742,949
Fidelity Health Care Portfolio	-	758	-	-	755
Fidelity Industrials Portfolio	-	53,171	-	72	53,859
Fidelity Insurance Portfolio	-	758	-	-	757
Fidelity Intermediate Bond Fund	-	1,850,869	406,029	2,334	1,440,927
Fidelity International Discovery Fund	-	680,250	-	-	671,864
Fidelity International Small Cap Fund	-	163,778	-	-	161,106
Fidelity International Small Cap Opportunities Fund	-	171,198	-	-	172,418
Fidelity International Value Fund	-	445,682	438,682	-	-
Fidelity Investment Grade Bond Fund	-	434,509	420,240	2,784	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Japan Smaller Companies Fund	$ -	$ 118,104	$ -	$ -	$ 116,883
Fidelity Large Cap Stock Fund	-	672,269	-	1,702	676,564
Fidelity Large Cap Value Enhanced Index Fund	-	109,892	-	423	114,765
Fidelity Large Cap Growth Fund	-	17,933	18,743	-	-
Fidelity Leveraged Company Stock Fund	-	79,000	-	-	83,895
Fidelity Medical Equipment & Systems Portfolio	-	53,208	-	-	55,598
Fidelity Mega Cap Stock Fund	-	463,409	-	-	475,473
Fidelity Mid Cap Value Fund	-	75,806	-	-	79,498
Fidelity Multimedia Portfolio	-	46,000	23,023	-	28,267
Fidelity New Millennium Fund	-	36,217	-	-	36,502
Fidelity OTC Portfolio	-	359,322	-	-	359,462
Fidelity Pacific Basin Fund	-	12,088	-	-	11,863
Fidelity Pharmaceuticals Portfolio	-	80,410	-	296	86,834
Fidelity Real Estate Income Fund	-	50,174	48,884	345	1,479
Fidelity Real Estate Investment Portfolio	-	136,232	130,060	379	4,604
Fidelity Small Cap Growth Fund	-	144,607	44,088	-	106,909
Fidelity Small Cap Value Fund	-	128,545	-	-	130,117
Fidelity Small Cap Enhanced Index Fund	-	98,160	-	18	99,371
Fidelity Software & Computer Services Portfolio	-	100,811	-	-	107,457
Fidelity Telecommunications Portfolio	-	50,191	50,393	191	5,385
Fidelity Total Bond Fund	-	1,314,734	7,253	5,231	1,282,030
Fidelity Value Fund	-	1,137	-	-	1,135
Fidelity Wireless Portfolio	-	66,000	69,891	-	-
Spartan U.S. Bond Index Fund Investor Class	-	116,027	117,330	368	-
Total	$ -	$ 11,536,231	$ 2,408,186	$ 16,667	$ 9,169,173
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 5,887,668	$ 5,887,668	$ -	$ -
Fixed-Income Funds	3,797,217	3,797,217	-	-
U.S. Treasury Obligations	60,000	-	60,000	-
Total Investments in Securities:	$ 9,744,885	$ 9,684,885	$ 60,000	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (7,671)	$ (7,671)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (7,671)
Total Value of Derivatives	$ -	$ (7,671)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $554,638)	$ 575,712
Affiliated underlying funds (cost $9,125,054)	9,169,173
Total Investments (cost $9,679,692)		$ 9,744,885
Cash		1,052,489
Receivable for investments sold		2,026
Receivable for fund shares sold		8,667
Dividends receivable		3,484
Other receivables		47
Total assets		10,811,598

Liabilities
Payable for investments purchased	$ 7,466
Payable for fund shares redeemed	1,915
Accrued management fee	2,141
Distribution and service plan fees payable	962
Payable for daily variation margin for derivative instruments	4,100
Other affiliated payables	207
Total liabilities		16,791

Net Assets		$ 10,794,807
Net Assets consist of:
Paid in capital		$ 10,683,831
Undistributed net investment income		14,445
Accumulated undistributed net realized gain (loss) on investments		39,009
Net unrealized appreciation (depreciation) on investments		57,522
Net Assets		$ 10,794,807

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($2,569,628 ÷ 250,290 shares)	$ 10.27

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,225,179 ÷ 801,610 shares)	$ 10.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period February 13, 2013 (commencement of operations) to June 30, 2013 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 8,221
Affiliated		16,667
Interest		580
Total income		25,468

Expenses
Management fee	$ 8,854
Transfer agent fees	801
Distribution and service plan fees	5,946
Independent trustees' compensation	8
Total expenses before reductions	15,609
Expense reductions	(4,586)	11,023
Net investment income (loss)		14,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Sale of underlying fund shares:
Unaffiliated	(35,068)
Affiliated	(2,988)
Realized gain distributions from affiliated underlying funds	26,776
Futures contracts	50,289
Total net realized gain (loss)		39,009
Change in net unrealized appreciation (depreciation) on: Investment securities	65,193
Futures contracts	(7,671)
Total change in net unrealized appreciation (depreciation)		57,522
Net gain (loss)		96,531
Net increase (decrease) in net assets resulting from operations		$ 110,976

Statement of Changes in Net Assets

For the period February 13, 2013 (commencement of operations) to June 30, 2013 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,445
Net realized gain (loss)	39,009
Change in net unrealized appreciation (depreciation)	57,522
Net increase (decrease) in net assets resulting from operations	110,976
Share transactions - net increase (decrease)	10,683,831
Total increase (decrease) in net assets	10,794,807

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $14,445)	$ 10,794,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended June 30, 2013 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.25
Total from investment operations	.27
Net asset value, end of period	$ 10.27
Total Return B, C, D	2.70%
Ratios to Average Net Assets G
Expenses before reductions	.43% A
Expenses net of fee waivers, if any	.28% A
Expenses net of all reductions	.27% A
Net investment income (loss)	.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,570
Portfolio turnover rate	52% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 13, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

Financial Highlights - Service Class 2

Period ended June 30, 2013 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	.24
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B, C, D	2.60%
Ratios to Average Net Assets G
Expenses before reductions	.58% A
Expenses net of fee waivers, if any	.42% A
Expenses net of all reductions	.42% A
Net investment income (loss)	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,225
Portfolio turnover rate	52% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 13, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each underlying mutual fund and exchange-traded fund (ETF)(the Underlying Funds) as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield of price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,970
Gross unrealized depreciation	(88,291)
Net unrealized appreciation (depreciation) on securities and other investments	$ 64,679

Tax cost	$ 9,680,206

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $50,289 and a change in net unrealized appreciation (depreciation) of ($7,671) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $13,094,940 and $3,437,684, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding the distribution and service fees, the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 703
Service Class 2	4,430
$ 5,133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .15% of average net assets invested in Underlying Funds that are not managed by FMR or Strategic Advisers. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Service Class	$ 276
Service Class 2	525
$ 801

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2014. During the period, the Fund's management fee was reduced by $1,480.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$ 981
Service Class 2	2,011

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended June 30, 2013A	Six months ended June 30, 2013A
Service Class
Shares sold	250,290	$ 2,502,999
Net increase (decrease)	250,290	$ 2,502,999
Service Class 2
Shares sold	830,946	$ 8,483,346
Shares redeemed	(29,336)	(302,514)
Net increase (decrease)	801,610	$ 8,180,832

A For the period February 13, 2013 (commencement of operations) to June 30, 2013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 48% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 51% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Target Volatility Portfolio

On January 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Strategic Advisers' strength managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity asset allocation funds, including the Fidelity Freedom funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee, out of which Strategic Advisers will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board noted, however, that the proposed management fee would cover substantially all fund expenses other than the transfer agency fees and 12b-1 fees. The Board considered that the fund will be more actively managed than its peers and is expected to apply its allocation strategy taking into consideration a broader universe of funds. In addition, the Board noted the application of the fund's volatility management strategy and the complexities relating to the management thereof. The Board also noted that Strategic Advisers contractually agreed to waive 0.05% of its management fee until April 30, 2014.

In its review of the fund's total expenses, the Board noted that the projected total expense ratio of each class of the fund, excluding fees and expenses of the underlying funds, would rank above the median of similar funds and that, when underlying fund fees and expenses were included, each class would rank below median. The Board also noted that the fund will invest in retail underlying funds and classes and in Investor Class of the VIP underlying funds to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the fund does not pay transfer agency fees on the portion of the fund that invests in underlying Fidelity funds. Instead, each retail underlying fund or class and Investor Class of each VIP underlying fund will pay its respective transfer agent fees based, in part, on the number of positions in and assets of the fund invested in that underlying fund. The Board also considered that FMR contractually agreed to reimburse 0.10% of class-level expenses for each class of the fund as long as each class continues to be sold to unaffiliated insurance companies.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Administrator

Fidelity Management & Research Company
Boston, MA

VIPTV-SANN-0813
1.955018.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013